As filed with the Securities and Exchange Commission on April 30, 2013

Registration Nos. 033-16439 and 811-05159

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 103	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 105	☒

RS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

388 Market Street

San Francisco, California 94111

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (800) 766-3863

MATTHEW H. SCANLAN

c/o RS Investments

388 Market Street

San Francisco, California 94111

(Name and Address of Agent for Service)

TIMOTHY W. DIGGINS, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment relates to each series of RS Investment Trust (the “Trust”) except RS Equity Income Fund. This amendment does not supersede or amend any disclosure in the Trust’s registration statement relating to RS Equity Income Fund.

Prospectus

May 1, 2013

RS Investment Trust

Class A, C, and K Shares

Value	Class A	Class C	Class K

RS Partners Fund	RSPFX	–	RSPKX

RS Value Fund	RSVAX	RVACX	RSVKX

RS Large Cap Alpha Fund	GPAFX	RCOCX	RCEKX

RS Investors Fund	RSINX	RIVCX	RSIKX

RS Global Natural Resources Fund	RSNRX	RGNCX	RSNKX

Growth

RS Small Cap Growth Fund	RSEGX	REGWX	RSEKX

RS Select Growth Fund	RSDGX	RSGFX	RSDKX

RS Mid Cap Growth Fund	RSMOX	RMOCX	RSMKX

RS Growth Fund	RSGRX	RGWCX	RSGKX

RS Technology Fund	RSIFX	RINCX	RIFKX

RS Small Cap Equity Fund	GPSCX	RSCCX	RSCKX

International	Class A	Class C	Class K

RS International Growth Fund	GUBGX	RIGCX	RIGKX

RS Emerging Markets Fund	GBEMX	REMGX	REMKX

RS Global Growth Fund	RSGGX	RGGCX	RGGKX

RS China Fund	RSCHX	RCHCX	RCHKX

Fixed Income

RS Investment Quality Bond Fund	GUIQX	RIQCX	RIQKX

RS Low Duration Bond Fund	RLDAX	RLDCX	RLDKX

RS High Yield Fund	GUHYX	RHYCX	RHYKX

RS Tax-Exempt Fund	GUTEX	RETCX	–

RS High Income Municipal Bond Fund	RSHMX	RSHCX	–

RS Floating Rate Fund	RSFLX	RSFCX	RSFKX

RS Strategic Income Fund	RSIAX	RSICX	RINKX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

800-766-3863|www.RSinvestments.com

RS PARTNERS FUND

RS Partners Fund

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class K
Management Fees	1.00%		1.00%
Distribution (12b-1) Fees	0.25%		0.65%
Other Expenses[2]	0.24%		0.29%
Total Annual Fund Operating Expenses[3]	1.49%		1.94%
Fee Waiver/Expense Reimbursement[3]	-0.03%		-0.03%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.46%		1.91%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	“Other Expenses” include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles (“Acquired Funds”) of 0.01% or less of the Fund’s average daily net assets for the fiscal year ended December 31, 2012.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 1.45% and to limit the Total Annual Fund Operating Expenses for Class K Shares so that Class K benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class K
1 Year	$617	$194
3 Years	$921	$606
5 Years	$1,247	$1,044
10 Years	$2,168	$2,262

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

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RS PARTNERS FUND

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities of small-capitalization companies. The Fund’s investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund’s investment team currently expects that the Fund typically will hold between 40 and 60 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

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RS PARTNERS FUND

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2003 24.95% Worst Quarter Fourth Quarter 2008 -29.23%

Average Annual Total Returns (periods ended 12/31/12)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	7/12/95
Return Before Taxes		13.72%	3.46%	11.98%	11.18%
Return After Taxes on Distributions		12.03%	2.87%	10.61%	10.09%
Return After Taxes on Distributions and Sale of Fund Shares		10.65%	2.84%	10.14%	9.67%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		18.05%	3.55%	9.50%	9.53%
Class K Shares	10/13/06	18.84%	4.05%	—	3.29%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		18.05%	3.55%	—	1.83%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

RS Partners Fund is team-managed by members of the RS Value Team. The following list comprises five of the members of the investment team. MacKenzie B. Davis, CFA has been a member of the Fund’s investment team since 2006. Joseph M. Mainelli has been a member of the Fund’s investment team since 2013. Byron E. Penstock, CFA has been a member of the Fund’s investment team since 2012. Kenneth L. Settles Jr., CFA has been a member of the Fund’s investment team since 2009. Clinton I. Yara has been a member of the Fund’s investment team since 2013.

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RS PARTNERS FUND

Purchase and Sale of Fund Shares

The Fund is currently offered only to certain investors. See “Other Information About Purchasing Shares” on page 114 of the Fund’s prospectus.

Investment Minimums	Class A	Class K
Minimum Initial Investment	$2,500	$1,000
Minimum Subsequent Investments	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Partners Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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RS VALUE FUND

RS Value Fund

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	0.85%		0.85%		0.85%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses[3]	0.28%		0.27%		0.25%
Total Annual Fund Operating Expenses[4]	1.38%		2.12%		1.75%
Fee Waiver/Expense Reimbursement[4]	-0.09%		-0.08%		-0.06%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[4]	1.29%		2.04%		1.69%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	“Other Expenses” include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles (“Acquired Funds”) of 0.01% or less of the Fund’s average daily net assets for the fiscal year ended December 31, 2012.
4	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.28% for Class A shares, 2.03% for Class C shares, and 1.68% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$600	$307	$172	$600	$207	$172
3 Years	$883	$656	$545	$883	$656	$545
5 Years	$1,186	$1,132	$943	$1,186	$1,132	$943
10 Years	$2,046	$2,445	$2,057	$2,046	$2,445	$2,057

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

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RS VALUE FUND

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities that the Fund’s investment team believes are undervalued, of companies with market capitalizations between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately $35.6 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund’s investment team currently expects that the Fund typically will hold between 40 and 60 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in

www.RSinvestments.com	7

RS VALUE FUND

commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2009 20.05% Worst Quarter Fourth Quarter 2008 -26.55%

Average Annual Total Returns (periods ended 12/31/12)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	6/30/93
Return Before Taxes		8.42%	-0.55%	10.91%	6.13%
Return After Taxes on Distributions		7.99%	-0.71%	10.52%	5.78%
Return After Taxes on Distributions and Sale of Fund Shares		5.47%	-0.55%	9.62%	5.33%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)		18.51%	3.79%	10.63%	10.53%
Class C Shares	5/1/07	11.98%	-0.30%	—	-1.35%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)		18.51%	3.79%	—	1.60%
Class K Shares	12/4/06	13.38%	0.05%	—	0.57%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)		18.51%	3.79%	—	2.88%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

RS Value Fund is team-managed by members of the RS Value Team. The following list comprises five of the members of the investment team. MacKenzie B. Davis, CFA has been a member of the Fund’s investment team since 2006. Joseph M. Mainelli has been a member of the Fund’s investment team since 2013. Byron E. Penstock, CFA has been a member of the Fund’s investment team since 2013. Kenneth L. Settles Jr., CFA has been a member of the Fund’s investment team since 2009. Clinton I. Yara has been a member of the Fund’s investment team since 2013.

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RS VALUE FUND

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Value Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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RS LARGE CAP ALPHA FUND

RS Large Cap Alpha Fund

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	0.50%		0.50%		0.50%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses	0.23%		0.25%		0.18%
Total Annual Fund Operating Expenses[3]	0.98%		1.75%		1.33%
Fee Waiver/Expense Reimbursement[3]	0.00%		0.00%		0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.98%		1.75%		1.33%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 0.99% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$570	$278	$135	$570	$178	$135
3 Years	$772	$551	$421	$772	$551	$421
5 Years	$991	$949	$729	$991	$949	$729
10 Years	$1,619	$2,062	$1,601	$1,619	$2,062	$1,601

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

10	800-766-3863

RS LARGE CAP ALPHA FUND

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in companies considered by the Fund’s investment team (at the time of purchase) to be large-capitalization companies. The Fund’s investment team considers a company to be large-capitalization if its market capitalization is between $5 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately $415.7 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund’s investment team currently expects that the Fund typically will hold between 35 and 45 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

The Fund will typically invest principally in equity securities. The Fund may at times, but will not necessarily, invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

www.RSinvestments.com	11

RS LARGE CAP ALPHA FUND

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Mid-sized Companies Risk

Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s investment strategy and investment team changed on March 30, 2009. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2009 17.47% Worst Quarter Third Quarter 2011 -20.78%

Average Annual Total Returns (periods ended 12/31/12)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	6/1/72
Return Before Taxes		10.74%	0.76%	6.34%	11.36%
Return After Taxes on Distributions		10.06%	0.40%	5.97%	—
Return After Taxes on Distributions and Sale of Fund Shares		6.98%	0.43%	5.34%	—
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		17.51%	0.59%	7.38%	N/A	[1]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%	9.86%	[2]
Class C Shares	8/7/00	14.37%	0.97%	5.88%	-1.49%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		17.51%	0.59%	7.38%	4.47%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%	1.63%
Class K Shares	5/15/01	15.84%	1.37%	6.48%	2.21%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		17.51%	0.59%	7.38%	4.29%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%	3.14%
1	No since inception performance return is shown for Class A shares because the inception date for Class A shares was prior to the inception date of the Russell 1000® Value Index.
2	Since inception returns for the S&P 500® Index shown in the table are since May 31, 1972, the month end prior to the inception of Class A shares.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

12	800-766-3863

RS LARGE CAP ALPHA FUND

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

RS Large Cap Alpha Fund is team-managed by members of the RS Value Team. The following list comprises five of the members of the investment team. MacKenzie B. Davis, CFA and Kenneth L. Settles Jr., CFA have each been a member of the Fund’s investment team since 2009. Joseph M. Mainelli has been a member of the Fund’s investment team since 2012. Byron E. Penstock, CFA and Clinton I. Yara have each been a member of the Fund’s investment team since 2013.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Large Cap Alpha Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.RSinvestments.com	13

RS INVESTORS FUND

RS Investors Fund

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	1.00%		1.00%		1.00%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses	1.03%		1.31%		1.57%
Total Annual Fund Operating Expenses[3]	2.28%		3.31%		3.22%
Fee Waiver/Expense Reimbursement[3]	-0.98%		-1.26%		-1.52%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.30%		2.05%		1.70%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.30% for Class A shares, 2.05% for Class C shares, and 1.70% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$601	$308	$173	$601	$208	$173
3 Years	$1,064	$901	$850	$1,064	$901	$850
5 Years	$1,552	$1,618	$1,551	$1,552	$1,618	$1,551
10 Years	$2,894	$3,518	$3,417	$2,894	$3,518	$3,417

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

14	800-766-3863

RS INVESTORS FUND

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests in securities that the Fund’s investment team believes are undervalued. The Fund will typically invest most of its assets in equity securities of small-, mid-, or large-capitalization companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund’s investment team currently expects that the Fund typically will hold between 25 and 30 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were a diversified fund.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

www.RSinvestments.com	15

RS INVESTORS FUND

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2009 26.20% Worst Quarter Fourth Quarter 2008 -35.17%

Annual Return for Class A Shares (periods ended 12/31/12)
	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class A Shares	11/15/05
Return Before Taxes		15.73%	0.94%	3.49%
Return After Taxes on Distributions		15.17%	0.42%	2.22%
Return After Taxes on Distributions and Sale of Fund Shares		10.22%	0.54%	2.37%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)		17.55%	0.83%	3.66%
Class C Shares	7/24/07	19.59%	0.98%	-0.56%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)		17.55%	0.83%	-0.30%
Class K Shares	1/3/07	21.04%	1.21%	0.82%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)		17.55%	0.83%	0.56%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

RS Investors Fund is team-managed by members of the RS Value Team. The following list comprises five of the members of the investment team. MacKenzie B. Davis, CFA and Kenneth L. Settles Jr., CFA have each been a member of the Fund’s investment team since its inception. Clinton I. Yara has been a member of the Fund’s investment team since 2012. Joseph M. Mainelli and Byron E. Penstock, CFA have each been a member of the Fund’s investment team since 2013.

16	800-766-3863

RS INVESTORS FUND

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Investors Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.RSinvestments.com	17

RS GLOBAL NATURAL RESOURCES FUND

RS Global Natural Resources Fund

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	1.00%		1.00%		1.00%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses	0.27%		0.21%		0.22%
Total Annual Fund Operating Expenses[3]	1.52%		2.21%		1.87%
Fee Waiver/Expense Reimbursement[3]	-0.01%		-0.01%		-0.01%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.51%		2.20%		1.86%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class A, C, and K shares so that each of these classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class Y shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$621	$323	$189	$621	$223	$189
3 Years	$932	$690	$587	$932	$690	$587
5 Years	$1,264	$1,184	$1,010	$1,264	$1,184	$1,010
10 Years	$2,201	$2,543	$2,190	$2,201	$2,543	$2,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in securities of companies that the Fund’s investment team considers to be principally engaged in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States. The Fund’s investment team currently expects that the Fund typically will hold between 30 and 40 securities positions.

18	800-766-3863

RS GLOBAL NATURAL RESOURCES FUND

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. “Advantaged assets” are the low cost producers of a given commodity that the investment team believes offer a competitive advantage in the form of achieving higher cost of capital returns relative to other producers. The Fund’s investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. The Fund’s investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company’s assets, gross income, cash flow, or net profits is, in the Fund’s investment team’s judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the Fund’s investment team believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Concentration Risk

Concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a

www.RSinvestments.com	19

RS GLOBAL NATURAL RESOURCES FUND

security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2005 28.74% Worst Quarter Third Quarter 2008 -34.23%

Average Annual Total Returns (periods ended 12/31/12)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	11/15/95
Return Before Taxes		1.05%	-1.34%	13.75%	9.98%
Return After Taxes on Distributions		1.00%	-1.41%	12.89%	9.43%
Return After Taxes on Distributions and Sale of Fund Shares		0.74%	-1.16%	12.02%	8.85%
S&P North American Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes)		2.20%	-1.51%	12.78%	N/A	[1]
MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)		2.02%	-2.77%	11.95%	N/A	[1]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%	7.19%
Class C Shares	5/1/07	4.38%	-1.14%	—	1.44%
S&P North American Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes)		2.20%	-1.51%	—	2.29%
MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)		2.02%	-2.77%	—	1.32%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	—	1.48%
Class K Shares	12/4/06	5.75%	-0.82%	—	3.05%
S&P North American Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes)		2.20%	-1.51%	—	3.17%
MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)		2.02%	-2.77%	—	2.46%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	—	2.39%
1

No since inception performance returns are shown for Class A shares because the inception date of the Class A shares was prior to the inception date of the S&P North American Natural Resources Sector Index™ and the MSCI World Commodity Producers Index (Gross).

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RS GLOBAL NATURAL RESOURCES FUND

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

RS Global Natural Resources Fund is team-managed by members of the RS Hard Assets Team. The members of the team that are primarily responsible for the day-to-day management of the Fund are MacKenzie B. Davis, CFA, a member of the Fund’s investment team since 2005, and Kenneth L. Settles Jr., CFA, a member of the Fund’s investment team since 2007.

Purchase and Sale of Fund Shares

The Fund is currently offered only to certain investors. See “Other Information About Purchasing Shares” on page 114 of the Fund’s prospectus.

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Global Natural Resources Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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RS SMALL CAP GROWTH FUND

RS Small Cap Growth Fund

Investment Objective

Long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	0.95%		0.95%		0.95%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses	0.28%		0.15%		0.41%
Total Annual Fund Operating Expenses[3]	1.48%		2.10%		2.01%
Fee Waiver/Expense Reimbursement[3]	-0.13%		-0.13%		-0.13%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.35%		1.97%		1.88%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 1.35% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$606	$300	$191	$606	$200	$191
3 Years	$909	$645	$618	$909	$645	$618
5 Years	$1,233	$1,117	$1,071	$1,233	$1,117	$1,071
10 Years	$2,149	$2,421	$2,327	$2,149	$2,421	$2,327

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

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RS SMALL CAP GROWTH FUND

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in small-capitalization companies. The Fund’s investment team currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The investment team seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

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RS SMALL CAP GROWTH FUND

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2003 24.13% Worst Quarter Fourth Quarter 2008 -25.39%

Average Annual Total Returns (periods ended 12/31/12)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	11/30/87
Return Before Taxes		9.31%	1.83%	8.80%	12.53%
Return After Taxes on Distributions		9.31%	1.83%	8.80%	11.09%
Return After Taxes on Distributions and Sale of Fund Shares		6.05%	1.56%	7.83%	10.59%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		14.59%	3.49%	9.80%	8.12%
Class C Shares	9/6/07	13.07%	1.54%	—	1.47%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		14.59%	3.49%	—	3.34%
Class K Shares	1/22/07	14.15%	2.13%	—	4.00%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		14.59%	3.49%	—	4.29%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

Stephen J. Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA have each been a co-portfolio manager and analyst of the Fund since 2007.

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RS SMALL CAP GROWTH FUND

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Small Cap Growth Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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RS SELECT GROWTH FUND

RS Select Growth Fund

Investment Objective

Long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	1.00%		1.00%		1.00%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses	0.30%		0.35%		0.86%
Total Annual Fund Operating Expenses[3]	1.55%		2.35%		2.51%
Fee Waiver/Expense Reimbursement[3]	-0.20%		-0.20%		-0.20%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.35%		2.15%		2.31%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 1.35% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$606	$318	$234	$606	$218	$234
3 Years	$923	$714	$763	$923	$714	$763
5 Years	$1,262	$1,237	$1,318	$1,262	$1,237	$1,318
10 Years	$2,217	$2,671	$2,831	$2,217	$2,671	$2,831

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

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RS SELECT GROWTH FUND

Investments, Risks, and Performance

Principal Investment Strategies

The Fund typically invests in a portfolio of small- and mid-capitalization growth-oriented companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) of either up to $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $13.1 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund may hold investments in companies whose market capitalizations fall outside the preceding parameters due to changes in values of those companies after the Fund’s purchase of their securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

www.RSinvestments.com	27

RS SELECT GROWTH FUND

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. Prior to May 1, 2007, the Fund was known as “RS Diversified Growth Fund”. Since May 1, 2007, the Fund has been managed by a different investment team and it has generally invested in a portfolio of fewer stocks than previously. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2003 36.03% Worst Quarter Fourth Quarter 2008 -25.49%

Average Annual Total Returns (periods ended 12/31/12)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	8/1/96
Return Before Taxes		12.96%	4.86%	9.40%	10.58%
Return After Taxes on Distributions		12.96%	4.86%	9.40%	9.58%
Return After Taxes on Distributions and Sale of Fund Shares		8.42%	4.19%	8.39%	8.90%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)		16.13%	4.07%	10.55%	6.86%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		14.59%	3.49%	9.80%	5.16%
Class C Shares	11/15/07	16.72%	4.86%	—	4.47%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)		16.13%	4.07%	—	4.15%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		14.59%	3.49%	—	3.55%
Class K Shares	2/12/07	17.51%	4.73%	—	5.76%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)		16.13%	4.07%	—	4.43%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		14.59%	3.49%	—	3.70%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

Stephen J. Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA have each been a co-portfolio manager and analyst of the Fund since 2007.

28	800-766-3863

RS SELECT GROWTH FUND

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Select Growth Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.RSinvestments.com	29

RS MID CAP GROWTH FUND

RS Mid Cap Growth Fund

Investment Objective

Long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	0.85%		0.85%		0.85%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses	0.41%		0.62%		0.59%
Total Annual Fund Operating Expenses[3]	1.51%		2.47%		2.09%
Fee Waiver/Expense Reimbursement[3]	-0.23%		-0.23%		-0.23%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.28%		2.24%		1.86%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 1.28% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$599	$327	$189	$599	$227	$189
3 Years	$908	$748	$633	$908	$748	$633
5 Years	$1,239	$1,295	$1,103	$1,239	$1,295	$1,103
10 Years	$2,172	$2,789	$2,403	$2,172	$2,789	$2,403

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.

30	800-766-3863

RS MID CAP GROWTH FUND

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in companies considered by the Fund’s investment team at the time to be mid-capitalization companies. The Fund’s investment team currently considers a company to be a mid-capitalization company if the company has a market capitalization of at least $1 billion and at most 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately $35.6 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Mid-sized Companies Risk

Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

www.RSinvestments.com	31

RS MID CAP GROWTH FUND

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2003 19.30% Worst Quarter Fourth Quarter 2008 -28.85%

Average Annual Total Returns (periods ended 12/31/12)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	7/12/95
Return Before Taxes		9.37%	-1.76%	7.97%	7.94%
Return After Taxes on Distributions		9.37%	-1.87%	7.41%	5.89%
Return After Taxes on Distributions and Sale of Fund Shares		6.09%	-1.54%	6.83%	5.79%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)		15.81%	3.23%	10.32%	7.87%
Class C Shares	5/21/07	12.78%	-1.81%	—	-1.19%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)		15.81%	3.23%	—	2.86%
Class K Shares	12/4/06	14.18%	-1.44%	—	0.83%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)		15.81%	3.23%	—	4.19%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

Stephen J. Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA have each been a co-portfolio manager and analyst of the Fund since 2008.

32	800-766-3863

RS MID CAP GROWTH FUND

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Mid Cap Growth Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.RSinvestments.com	33

RS GROWTH FUND

RS Growth Fund

Investment Objective

Long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	0.80%		0.80%		0.80%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses	0.32%		0.52%		0.49%
Total Annual Fund Operating Expenses[3]	1.37%		2.32%		1.94%
Fee Waiver/Expense Reimbursement[3]	-0.12%		-0.19%		-0.22%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.25%		2.13%		1.72%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.25% for Class A shares, 2.13% for Class C shares, and 1.72% for Class K shares. In addition, RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses of Class C shares and Class K shares so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is at least as much as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$608	$335	$197	$608	$235	$197
3 Years	$888	$724	$609	$888	$724	$609
5 Years	$1,189	$1,240	$1,047	$1,189	$1,240	$1,047
10 Years	$2,043	$2,656	$2,264	$2,043	$2,656	$2,264

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

34	800-766-3863

RS GROWTH FUND

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities of companies considered by the Fund’s investment team (at the time of purchase) to be large-cap companies. The Fund’s investment team currently considers a company to be large-cap if its market capitalization is between $5 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately $415.7 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Mid-sized Companies Risk

Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

www.RSinvestments.com	35

RS GROWTH FUND

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2003 18.91% Worst Quarter Fourth Quarter 2008 -23.61%

Average Annual Total Returns (periods ended 12/31/12)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	5/12/92
Return Before Taxes		8.90%	-1.95%	7.39%	8.35%
Return After Taxes on Distributions		8.90%	-2.03%	5.88%	6.67%
Return After Taxes on Distributions and Sale of Fund Shares		5.78%	-1.69%	5.92%	6.77%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		15.26%	3.12%	7.52%	7.33%
Class C Shares	6/30/07	12.39%	-2.06%	—	-1.32%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		15.26%	3.12%	—	3.46%
Class K Shares	11/27/06	13.72%	-1.50%	—	0.83%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		15.26%	3.12%	—	4.71%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

Stephen J. Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA have each been a co-portfolio manager and analyst of the Fund since 2009.

36	800-766-3863

RS GROWTH FUND

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Growth Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.RSinvestments.com	37

RS TECHNOLOGY FUND

RS Technology Fund

Investment Objective

Long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sales proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	1.00%		1.00%		1.00%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses	0.34%		0.36%		0.43%
Total Annual Fund Operating Expenses	1.59%		2.36%		2.08%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$629	$339	$211	$629	$239	$211
3 Years	$953	$736	$652	$953	$736	$652
5 Years	$1,299	$1,260	$1,119	$1,299	$1,260	$1,119
10 Years	$2,274	$2,696	$2,410	$2,274	$2,696	$2,410

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in technology companies. The Fund may invest in companies of any size. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team performs in-depth analysis in search of what it believes are innovative companies that drive market share gains in technology, leading to sustainable earnings growth and long-term stock price appreciation. The Fund’s investment team employs both fundamental analysis and quantitative screening to identify potential investment candidates with greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic

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RS TECHNOLOGY FUND

revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

A particular company will be considered to be in the technology sector if, at the time of investment, at least 50% of the company’s assets, gross income, or net profits are, in the investment team’s judgment, committed to, or derived from, industries in the technology sector. A company will also be considered to be in the technology sector if the Fund’s investment team considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Concentration Risk

Concentrating investments in the information technology sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the information technology sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

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RS TECHNOLOGY FUND

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2003 34.38% Worst Quarter Fourth Quarter 2008 -27.06%

Average Annual Total Returns (periods ended 12/31/12)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	11/15/95
Return Before Taxes		3.18%	1.25%	11.78%	7.49%
Return After Taxes on Distributions		2.35%	0.78%	11.10%	6.48%
Return After Taxes on Distributions and Sale of Fund Shares		3.15%	1.00%	10.41%	6.32%
S&P North American Technology Sector Index™ (reflects no deduction for fees, expenses or taxes)		15.23%	3.54%	9.40%	7.29%	[1]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%	7.19%
Class C Shares	5/2/07	6.51%	1.32%	—	3.51%
S&P North American Technology Sector Index™ (reflects no deduction for fees, expenses or taxes)		15.23%	3.54%	—	4.88%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	—	1.37%
Class K Shares	1/19/07	7.79%	1.58%	—	5.04%
S&P North American Technology Sector Index™ (reflects no deduction for fees, expenses or taxes)		15.23%	3.54%	—	5.61%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	—	2.15%
1

Since inception return for the S&P North American Technology Sector Index™ reflects, for periods after August 29, 1996, the reinvestment of dividends paid on the securities constituting the index; for periods through August 29, 1996, index return does not reflect the reinvestment of dividends.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

Stephen J. Bishop has been a portfolio manager and analyst of the Fund since 2001.

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RS TECHNOLOGY FUND

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Technology Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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RS SMALL CAP EQUITY FUND

RS Small Cap Equity Fund

Investment Objective

Long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	0.75%		0.75%		0.75%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses	0.35%		0.49%		0.37%
Total Annual Fund Operating Expenses[3]	1.35%		2.24%		1.77%
Fee Waiver/Expense Reimbursement[3]	0.00%		-0.02%		-0.17%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.35%		2.22%		1.60%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.35% for Class A shares, 2.22% for Class C shares, and 1.60% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$606	$325	$163	$606	$225	$163
3 Years	$882	$698	$541	$882	$698	$541
5 Years	$1,179	$1,198	$943	$1,179	$1,198	$943
10 Years	$2,022	$2,573	$2,070	$2,022	$2,573	$2,070

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

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RS SMALL CAP EQUITY FUND

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund’s investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The investment team seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

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RS SMALL CAP EQUITY FUND

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s investment strategy and investment team changed on April 16, 2009. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2003 20.83% Worst Quarter Third Quarter 2011 -23.30%

Average Annual Total Returns (periods ended 12/31/12)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	5/1/97
Return Before Taxes		9.36%	3.73%	9.22%	7.74%
Return After Taxes on Distributions		8.70%	3.57%	7.89%	6.84%
Return After Taxes on Distributions and Sale of Fund Shares		6.93%	3.18%	7.67%	6.59%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		14.59%	3.49%	9.80%	5.42%
Class C Shares	8/7/00	12.81%	3.79%	8.72%	3.39%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		14.59%	3.49%	9.80%	2.30%
Class K Shares	5/15/01	14.53%	4.43%	9.41%	6.27%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		14.59%	3.49%	9.80%	4.64%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

Stephen J. Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA have each been a co-portfolio manager and analyst of the Fund since 2009.

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RS SMALL CAP EQUITY FUND

Purchase and Sale of Fund Shares

The Fund is currently offered only to certain investors. See “Other Information About Purchasing Shares” on page 114 of the Fund’s prospectus.

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Small Cap Equity Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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RS INTERNATIONAL GROWTH FUND

RS International Growth Fund

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	0.80%		0.80%		0.80%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses	0.29%		0.40%		0.29%
Total Annual Fund Operating Expenses[3]	1.34%		2.20%		1.74%
Fee Waiver/Expense Reimbursement[3]	0.00%		0.00%		0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.34%		2.20%		1.74%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.40% for Class A shares, 2.65% for Class C shares, and 1.96% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$605	$323	$177	$605	$223	$177
3 Years	$879	$688	$548	$879	$688	$548
5 Years	$1,174	$1,180	$944	$1,174	$1,180	$944
10 Years	$2,011	$2,534	$2,052	$2,011	$2,534	$2,052

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

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RS INTERNATIONAL GROWTH FUND

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of the value of the Fund’s net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States, which the investment team considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country. A significant part of the Fund’s assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia (including Australia and New Zealand). However, there are no limitations on how much money the Fund can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when the Fund’s investment team believes it would be appropriate to do so.

The Fund’s investment team uses fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders. Some of the fundamental factors that the team considers when analyzing companies are: earnings growth, cash flow growth, profitability, debt and interest cover, and valuation. To determine how to allocate the Fund’s assets geographically, the Fund’s investment team evaluates economic, market, and political trends worldwide. Among the factors considered are currency exchange rates, the growth potential of economies and securities markets, technological developments, and political and social conditions.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

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RS INTERNATIONAL GROWTH FUND

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2009 25.30% Worst Quarter Fourth Quarter 2008 -23.14%

Average Annual Total Returns (periods ended 12/31/12)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	2/16/93
Return Before Taxes		12.06%	-2.84%	7.67%	5.62%
Return After Taxes on Distributions		11.88%	-3.11%	7.38%	4.87%
Return After Taxes on Distributions and Sale of Fund Shares		7.84%	-2.55%	6.60%	4.63%
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)		17.90%	-3.21%	8.70%	6.50%	[1]
Class C Shares	8/7/00	15.69%	-2.63%	7.27%	0.65%
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)		17.90%	-3.21%	8.70%	2.93%
Class K Shares	5/15/01	17.18%	-2.25%	7.87%	3.21%
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)		17.90%	-3.21%	8.70%	4.54%
1	Since inception returns for MSCI EAFE Index (Gross) shown in the table are since January 31, 1993, the month end prior to the inception of Class A shares.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

48	800-766-3863

RS INTERNATIONAL GROWTH FUND

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Baillie Gifford Limited

Investment Sub-Sub-Adviser

Baillie Gifford Overseas Limited

Investment Team

James Anderson, Tom Coutts, Tom Record, CFA, David Salter, Kavé Sigaroudinia, Nick Thomas, CFA, and Sarah Whitley have each been a member of the Fund’s investment team since 2009.

An internal team of investment professionals at RS Investment Management Co. LLC expects to assume the day-to-day management of the Fund by July 1, 2013.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS International Growth Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.RSinvestments.com	49

RS EMERGING MARKETS FUND

RS Emerging Markets Fund

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	1.00%		1.00%		1.00%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses	0.28%		0.32%		0.23%
Total Annual Fund Operating Expenses[3]	1.53%		2.32%		1.88%
Fee Waiver/Expense Reimbursement[3]	0.00%		0.00%		0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.53%		2.32%		1.88%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.65% for Class A shares, 2.45% for Class C shares, and 1.96% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$623	$335	$191	$623	$235	$191
3 Years	$935	$724	$591	$935	$724	$591
5 Years	$1,270	$1,240	$1,016	$1,270	$1,240	$1,016
10 Years	$2,212	$2,656	$2,201	$2,212	$2,656	$2,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

50	800-766-3863

RS EMERGING MARKETS FUND

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund defines an emerging market country as one whose economy or markets are considered by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing. The Fund defines an emerging market company as one that is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team’s quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The investment team monitors market and sovereign risk as part of the overall investment process.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

www.RSinvestments.com	51

RS EMERGING MARKETS FUND

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s investment strategy and investment team changed on March 1, 2013. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2009 44.06% Worst Quarter Fourth Quarter 2008 -29.41%

Average Annual Total Returns (periods ended 12/31/12)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	5/1/97
Return Before Taxes		7.90%	-2.95%	16.12%	8.63%
Return After Taxes on Distributions		7.82%	-3.22%	15.17%	7.95%
Return After Taxes on Distributions and Sale of Fund Shares		5.13%	-2.63%	14.33%	7.52%
MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)		18.63%	-0.61%	16.88%	7.40%	[1]
Class C Shares	8/7/00	11.30%	-2.74%	15.70%	10.05%
MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)		18.63%	-0.61%	16.88%	10.55%
Class K Shares	5/15/01	12.82%	-2.36%	16.26%	13.32%
MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)		18.63%	-0.61%	16.88%	13.74%
1	Since inception return for MSCI Emerging Markets Index (Gross) shown in the table for Class A shares is since April 30, 1997, the month end prior to the inception of Class A shares.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

Michael Reynal has been the portfolio manager of the Fund since March 2013.

52	800-766-3863

RS EMERGING MARKETS FUND

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Emerging Markets Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.RSinvestments.com	53

RS GLOBAL GROWTH FUND

RS Global Growth Fund

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	0.80%		0.80%		0.80%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses	0.90%		0.69%		0.62%
Total Annual Fund Operating Expenses[3]	1.95%		2.49%		2.07%
Fee Waiver/Expense Reimbursement[3]	-0.55%		-0.55%		-0.55%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.40%		1.94%		1.52%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 1.40% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$611	$297	$155	$611	$197	$155
3 Years	$1,007	$723	$596	$1,007	$723	$596
5 Years	$1,429	$1,276	$1,063	$1,429	$1,276	$1,063
10 Years	$2,599	$2,785	$2,356	$2,599	$2,785	$2,356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

54	800-766-3863

RS GLOBAL GROWTH FUND

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of publicly traded companies wherever they may be in the world. The Fund may invest in companies of any size anywhere in the world. The Fund expects that substantially all of the securities held by the Fund will be listed on at least one securities exchange.

Under normal circumstances, the Fund will invest in companies located in at least three different countries including the United States. The Fund will normally invest 40% or more of its total assets in securities of non-U.S. companies. The Fund may invest any portion of its assets in companies located in emerging markets.

The Fund’s investment team uses fundamental research and a bottom-up approach to portfolio construction, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

www.RSinvestments.com	55

RS GLOBAL GROWTH FUND

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s returns with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter First Quarter 2012 13.08% Worst Quarter Second Quarter 2012 -6.84%

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	Since Inception (5/16/11)
Class A Shares
Return Before Taxes	12.20%	-0.85%
Return After Taxes on Distributions	11.83%	-1.04%
Return After Taxes on Distributions and Sale of Fund Shares	7.92%	-0.83%
Class C Shares	16.18%	1.47%
Class K Shares	17.70%	1.90%
MSCI All Country World Index (Gross) (reflects no deduction for fees, expenses or taxes)	16.80%	2.29%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Baillie Gifford Limited

Investment Sub-Sub-Adviser

Baillie Gifford Overseas Limited

Investment Team

Spencer Adair, John Carnegie, Malcolm MacColl, and Charles Plowden have each been a member of the Fund’s investment team since its inception.

An internal team of investment professionals at RS Investment Management Co. LLC expects to assume the day-to-day management of the Fund by July 1, 2013.

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RS GLOBAL GROWTH FUND

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Global Growth Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

www.RSinvestments.com	57

RS CHINA FUND

RS China Fund (formerly “RS Greater China Fund”)

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	1.10%		1.10%		1.10%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses	0.71%		0.47%		0.60%
Total Annual Fund Operating Expenses[3]	2.06%		2.57%		2.35%
Fee Waiver/Expense Reimbursement[3]	-0.31%		-0.31%		-0.31%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.75%		2.26%		2.04%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 1.75% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$644	$329	$207	$644	$229	$207
3 Years	$1,062	$770	$704	$1,062	$770	$704
5 Years	$1,504	$1,338	$1,227	$1,504	$1,338	$1,227
10 Years	$2,728	$2,882	$2,662	$2,728	$2,882	$2,662

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

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RS CHINA FUND

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of Chinese companies. The Fund currently defines a “Chinese company” as (i) a company that has securities that are traded primarily on any stock exchange in China or Hong Kong; (ii) a company that the Fund’s investment team considers to derive 50% or more of its revenues or profits from goods produced, services performed, or sales made in China or Hong Kong; (iii) a company that is organized under the laws of, or has its principal office in, China or Hong Kong; or (iv) a company that the Fund’s investment team determines has a majority of its physical assets located in China or Hong Kong. Because the Fund focuses its investments in Chinese companies, the values of its shares will be more greatly affected by economic, financial, political, and other factors affecting China or Hong Kong than mutual funds that invest more broadly. The Fund may invest in companies of any size.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team’s quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The investment team monitors market and sovereign risk as part of the overall investment process.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

China Risk

Investments in the China region are subject to special risks, such as less developed or less efficient trading markets, currency fluctuations or blockage, nationalization of assets, limits on repatriation, and the effects of governmental control of markets. The Chinese economy and financial markets have experienced high levels of growth in recent years; any actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Chinese companies. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. A small number of companies and industries represent a relatively large portion of the Chinese market as a whole. Monsoons and other natural disasters may cause substantial adverse economic effects.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

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RS CHINA FUND

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s returns with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund’s investment strategy and investment team changed on March 1, 2013. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter First Quarter 2012 16.51% Worst Quarter Second Quarter 2012 -5.49%

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	Since Inception (5/16/11)
Class A Shares
Return Before Taxes	15.94%	-7.75%
Return After Taxes on Distributions	15.60%	-8.07%
Return After Taxes on Distributions and Sale of Fund Shares	10.36%	-6.75%
Class C Shares	20.12%	-5.73%
Class K Shares	21.33%	-5.36%
MSCI China Index[1] (Gross) (reflects no deduction for fees, expenses or taxes)	23.10%	-0.43%
MSCI Golden Dragon Index[2] (Gross) (reflects no deduction for fees, expenses or taxes)	22.65%	-0.39%
1	Fund’s benchmark effective May 1, 2013.
2	Effective May 1, 2013, the Fund changed its benchmark from the MSCI Golden Dragon Index to the MSCI China Index because the Investment Adviser believes the MSCI China Index is a more appropriate comparative, broad-based market index for the Fund.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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RS CHINA FUND

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

Michael Reynal has been the portfolio manager of the Fund since March 2013.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS China Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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RS INVESTMENT QUALITY BOND FUND

RS Investment Quality Bond Fund

Investment Objective

To seek a high level of current income and capital appreciation without undue risk to principal.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	0.50%		0.50%		0.50%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses	0.24%		0.29%		0.29%
Total Annual Fund Operating Expenses[3]	0.99%		1.79%		1.44%
Fee Waiver/Expense Reimbursement[3]	-0.14%		-0.19%		-0.19%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.85%		1.60%		1.25%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.85% for Class A shares, 1.60% for Class C shares, and 1.25% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$459	$263	$127	$459	$163	$127
3 Years	$665	$545	$437	$665	$545	$437
5 Years	$888	$952	$769	$888	$952	$769
10 Years	$1,530	$2,090	$1,708	$1,530	$2,090	$1,708

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 154% of the average value of its portfolio.

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RS INVESTMENT QUALITY BOND FUND

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund’s investment team allocates the Fund’s investments among various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally allocates its assets broadly among the debt securities markets but may emphasize some sectors over others based on what the investment team believes to be their attractiveness relative to one another. Within sector allocations, the Fund’s investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund seeks to maintain an intermediate duration (between three and 10 years) but may lengthen or shorten its duration within the intermediate range to reflect changes in the overall composition of the investment-grade debt markets. Duration is a measure of a bond price’s sensitivity to changes in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in investment-grade debt securities. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, loans, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds”; normally, less than 20% of the Fund’s assets will be invested in below investment grade securities.

The Fund may also invest up to 20% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

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RS INVESTMENT QUALITY BOND FUND

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2009 5.27% Worst Quarter Second Quarter 2004 -2.63%

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RS INVESTMENT QUALITY BOND FUND

Average Annual Total Returns (periods ended 12/31/12)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	2/16/93
Return Before Taxes		1.91%	5.22%	4.65%	5.44%
Return After Taxes on Distributions		0.54%	3.69%	3.05%	3.45%
Return After Taxes on Distributions and Sale of Fund Shares		1.33%	3.59%	3.05%	3.43%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.18%	6.25%
Class C Shares	8/7/00	4.06%	5.23%	4.27%	5.11%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.18%	6.14%
Class K Shares	5/15/01	5.33%	5.60%	4.63%	5.19%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.18%	5.83%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Investor Services LLC

Investment Team

Howard W. Chin, co-portfolio manager, has managed the Fund since 1998. Robert J. Crimmins Jr., co-portfolio manager, has managed the Fund since 2004. David J. Marmon, co-portfolio manager, has managed the Fund since 2013.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Investment Quality Bond Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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RS LOW DURATION BOND FUND

RS Low Duration Bond Fund

Investment Objective

A high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sales proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	0.45%		0.45%		0.45%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses	0.14%		0.17%		0.23%
Total Annual Fund Operating Expenses	0.84%		1.62%		1.33%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$309	$265	$135	$309	$165	$135
3 Years	$487	$511	$421	$487	$511	$421
5 Years	$680	$881	$729	$680	$881	$729
10 Years	$1,239	$1,922	$1,601	$1,239	$1,922	$1,601

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund’s investment team allocates the Fund’s investments among various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally allocates its assets broadly among the debt securities markets but may emphasize some sectors over others based on what the investment team believes to be their attractiveness relative to one another.

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Within sector allocations, the Fund’s investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, the credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund tends to have an average duration within a range of one to three years and an average maturity between one and three years. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in debt securities, which may include, for example, corporate bonds, mortgage-backed and asset-backed securities, loans, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds”; normally, less than 20% of the Fund’s assets will be invested in below investment grade securities.

The Fund may also invest up to 20% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

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RS LOW DURATION BOND FUND

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2009 2.20% Worst Quarter Second Quarter 2004 -1.02%

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Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years	Since Inception (7/30/03)
Class A Shares
Return Before Taxes	0.70%	3.14%	3.06%
Return After Taxes on Distributions	0.01%	2.18%	2.01%
Return After Taxes on Distributions and Sale of Fund Shares	0.45%	2.12%	1.99%
Class C Shares	1.29%	2.84%	2.54%
Class K Shares	2.65%	3.21%	2.90%
Barclays U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)	0.51%	2.49%	2.89%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Investor Services LLC

Investment Team

Howard W. Chin, co-portfolio manager, has managed the Fund since 2003. Robert J. Crimmins Jr., co-portfolio manager, has managed the Fund since 2004.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Low Duration Bond Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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RS HIGH YIELD FUND

RS High Yield Fund

Investment Objectives

To seek current income. Capital appreciation is a secondary objective.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	0.60%		0.60%		0.60%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses	0.27%		0.28%		0.27%
Total Annual Fund Operating Expenses[3]	1.12%		1.88%		1.52%
Fee Waiver/Expense Reimbursement[3]	-0.17%		-0.18%		-0.17%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.95%		1.70%		1.35%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.95% for Class A shares, 1.70% for Class C shares, and 1.35% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$468	$273	$137	$468	$173	$137
3 Years	$701	$573	$464	$701	$573	$464
5 Years	$953	$999	$813	$953	$999	$813
10 Years	$1,672	$2,186	$1,798	$1,672	$2,186	$1,798

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.

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Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations (commonly known as “high-yield” securities or “junk bonds”) at the time of purchase or, if unrated, have been determined by the Fund’s investment team to be of comparable quality.

The Fund’s investment team considers several factors relating to the issuer in purchasing and selling securities relative to the price of the security, such as the earnings patterns, the financial history, the management structure, and the general prospects of the issuer. The Fund’s investment team considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the high-yield securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.

The Fund normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. An investment will be considered to be rated below investment grade if it is rated by Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the Fund’s investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, convertible bonds, and loans. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.

The Fund may invest in common and preferred stocks, warrants to purchase common stocks, bonds, or other securities; typically, not more than 20% of the Fund’s assets will be invested in these types of securities.

The Fund also may invest up to 35% of the value of its total assets in foreign securities and so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

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RS HIGH YIELD FUND

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2009 13.55% Worst Quarter Fourth Quarter 2008 -12.45%

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Average Annual Total Returns (periods ended 12/31/12)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	9/1/98
Return Before Taxes		10.19%	7.74%	8.05%	5.98%
Return After Taxes on Distributions		7.77%	4.92%	5.32%	3.04%
Return After Taxes on Distributions and Sale of Fund Shares		6.53%	4.86%	5.24%	3.20%
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)		15.81%	10.34%	10.62%	7.51%
Class C Shares	8/7/00	12.75%	7.78%	7.65%	5.77%
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)		15.81%	10.34%	10.62%	8.29%
Class K Shares	5/15/01	13.98%	8.13%	8.03%	6.86%
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)		15.81%	10.34%	10.62%	8.85%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Investor Services LLC

Investment Team

Kevin Booth, CFA, co-portfolio manager, has managed the Fund since 2009. Marc Gross, co-portfolio manager, has managed the Fund since 2008. Howard G. Most, co-portfolio manager, has managed the Fund since 2008.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS High Yield Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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RS TAX-EXEMPT FUND

RS Tax-Exempt Fund

Investment Objective

To maximize current income exempt from federal income taxes, consistent with the preservation of capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sales proceeds or the original offering price)	None	[1]	1.00%	[2]

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C
Management Fees	0.50%		0.50%
Distribution (12b-1) Fees	0.25%		1.00%
Other Expenses	0.16%		0.19%
Total Annual Fund Operating Expenses[3]	0.91%		1.69%
Fee Waiver/Expense Reimbursement[3]	-0.11%		-0.09%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.80%		1.60%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.80% for Class A shares and 1.60% for Class C shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
	Class A	Class C	Class A	Class C
1 Year	$454	$263	$454	$163
3 Years	$644	$524	$644	$524
5 Years	$850	$909	$850	$909
10 Years	$1,443	$1,990	$1,443	$1,990

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in investment-grade municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal income tax including the federal alternative minimum tax (“AMT”).

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RS TAX-EXEMPT FUND

The Fund’s investment team allocates the Fund’s investments among a diversified portfolio of investment-grade municipal obligations and will invest primarily in municipal securities with remaining maturities of between seven and 25 years. The Fund’s investment team may, however, invest in municipal obligations with remaining maturities outside of that range based on its analysis of the market and the economy. As of March 31, 2013, the Fund’s dollar weighted average maturity was 14.89 years; the Fund’s dollar weighted average maturity may be substantially longer or shorter any time in the future.

Under normal circumstances at least 80% of the value of the Fund’s net assets will be invested in tax-exempt municipal obligations. This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Up to 20% of the value of the Fund’s net assets may be invested in bonds that pay interest subject to federal income tax, including bonds that pay interest subject to the AMT. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:

■	general obligation bonds, guaranteed by the issuer’s full faith, credit, and taxing power;

■	specific obligation bonds, payable by a special tax or revenue source;

■	revenue bonds, supported by a revenue source related to the project being financed;

■	notes or short-term obligations issued in anticipation of a bond sale, guaranteed by the collection of taxes or receipt of revenues; and

■	private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.

The Fund will normally invest in municipal securities that, at the time of purchase, are of investment grade. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher, or, if unrated, has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest up to 10% of its assets in below investment grade or unrated municipal obligations that the Fund’s investment team determines to be of comparable quality. The Fund is not required to sell a bond that has been downgraded to below investment grade after the Fund acquires it, but the Fund’s overall holdings in below investment grade bonds, including those that have been downgraded since the time of investment, generally will not exceed 20% of the Fund’s assets. The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating and variable-rate demand notes and bonds.

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund’s investment team determines that the potential return from such investment justifies the additional risk.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Municipal Obligations Risk

Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

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RS TAX-EXEMPT FUND

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2009 7.63% Worst Quarter Fourth Quarter 2010 -5.36%

Average Annual Total Returns (periods ended 12/31/12)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	2/16/93
Return Before Taxes		3.14%	5.24%	4.63%	5.02%
Return After Taxes on Distributions		3.14%	5.24%	4.45%	4.84%
Return After Taxes on Distributions and Sale of Fund Shares		3.06%	4.98%	4.38%	4.77%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		6.78%	5.91%	5.10%	5.81%
Class C Shares	8/7/00	5.24%	5.20%	4.23%	4.87%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		6.78%	5.91%	5.10%	5.70%

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RS TAX-EXEMPT FUND

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Investor Services LLC

Investment Team

Alexander M. Grant Jr., portfolio manager, has managed the Fund since 1993.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C
Minimum Initial Investment	$2,500	$2,500
Minimum Subsequent Investments	$100	$100

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Tax-Exempt Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income or alternative minimum tax purposes. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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RS HIGH INCOME MUNICIPAL BOND FUND

RS High Income Municipal Bond Fund

Investment Objectives

To seek high current income exempt from federal income taxes with a secondary objective of capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	1.00%	[2]

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C
Management Fees	0.50%		0.50%
Distribution (12b-1) Fees	0.25%		1.00%
Other Expenses	0.17%		0.22%
Total Annual Fund Operating Expenses[3]	0.92%		1.72%
Fee Waiver/Expense Reimbursement[3]	-0.17%		-0.17%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.75%		1.55%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 0.75% and to limit the Total Annual Fund Operating Expenses for Class C Shares so that Class C benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
Share Class	Class A	Class C	Class A	Class C
1 Year	$449	$258	$449	$158
3 Years	$641	$525	$641	$525
5 Years	$849	$917	$849	$917
10 Years	$1,449	$2,016	$1,449	$2,016
Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

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RS HIGH INCOME MUNICIPAL BOND FUND

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal individual income tax (but not necessarily the federal alternative minimum tax (the “AMT”)). The Fund may invest any portion of its assets in obligations that pay interest subject to the AMT.

The Fund’s investment team allocates the Fund’s investments among a diversified portfolio of municipal securities offering the potential for high current income. The Fund may invest any portion of its assets in municipal securities that are rated below investment grade (or, if unrated, considered by the Fund’s investment team to be of comparable quality), commonly known as “high yield” or “junk” bonds.

In selecting securities for the Fund, the Fund’s investment team performs in-depth credit analysis of the issuer’s creditworthiness and of the securities. The Fund’s investment team attempts to identify securities paying attractive current income, and securities that it believes are undervalued.

The Fund’s investment team considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.

Under normal circumstances at least 80% of the value of the Fund’s net assets will be invested in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT). This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:

■	general obligation bonds, of state and local governments secured by the issuer’s unlimited or limited taxing power;

■	specific obligation bonds, payable by a special tax or revenue source;

■	revenue bonds, supported by a revenue source related to the project being financed;

■	notes or short-term obligations issued in anticipation of a bond sale, backed by the collection of taxes or receipt of revenues; and

■	private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.

The Fund may invest up to 100% of its assets in high yield, lower-rated fixed-income securities, including securities below investment grade, commonly known as “high yield” or “junk” bonds. A security will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities, floating and variable-rate demand notes and bonds, and residual interest bonds, which are an inverse floating rate security (“inverse floaters”).

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund’s investment team determines that the potential return from such investment justifies the additional risk.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

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RS HIGH INCOME MUNICIPAL BOND FUND

Municipal Obligations Risk

Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations. Investments in inverse floaters typically involve greater risk than investments in municipal obligations of comparable maturity and credit quality, and the values of inverse floaters are more volatile than those of municipal obligations due to the leverage they entail.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2011 5.30% Worst Quarter Fourth Quarter 2010 -5.72%

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	Since Inception (12/31/09)
Class A Shares
Return Before Taxes	6.19%	7.50%
Return After Taxes on Distributions	6.19%	7.48%
Return After Taxes on Distributions and Sale of Fund Shares	5.44%	7.13%
Class C Shares	8.46%	8.28%
Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	6.78%	6.57%
Barclays High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	18.14%	11.64%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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RS HIGH INCOME MUNICIPAL BOND FUND

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Investor Services LLC

Investment Team

Alexander M. Grant Jr., portfolio manager, has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C
Minimum Initial Investment	$2,500	$2,500
Minimum Subsequent Investments	$100	$100

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS High Income Municipal Bond Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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RS FLOATING RATE FUND

RS Floating Rate Fund

Investment Objective

To seek a high level of current income.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	0.65%		0.65%		0.65%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses	0.15%		0.19%		0.22%
Total Annual Fund Operating Expenses[3]	1.05%		1.84%		1.52%
Fee Waiver/Expense Reimbursement[3]	-0.07%		-0.07%		-0.07%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.98%		1.77%		1.45%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 0.98% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$323	$280	$148	$323	$180	$148
3 Years	$545	$572	$473	$545	$572	$473
5 Years	$785	$989	$822	$785	$989	$822
10 Years	$1,473	$2,153	$1,807	$1,473	$2,153	$1,807

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

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RS FLOATING RATE FUND

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in floating rate loans and other floating rate investments. The investment team expects that most or all of the investments held by the Fund will typically be below investment grade.

Floating rate investments are debt obligations of companies or other entities that have interest rates that adjust or “float” periodically, normally on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. A floating rate loan is typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund will typically acquire loans directly in a transaction arranged through an agent or by assignment from another holder of the loan. The Fund will typically invest in senior secured corporate loans.

The Fund’s investment team considers several factors in purchasing and selling investments for the Fund, such as fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer’s management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer.

The Fund normally invests at least 80% of its net assets in floating rate loans and other floating rate investments. Floating rate investments include, without limitation, floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market funds. For this purpose, the investment team considers floating rate investments to include investments whose interest rates do not by their terms reset prior to maturity but have maturities of six months or less. The Fund may invest up to 100% of its assets in obligations of foreign issuers, including sovereign and private issuers. The Fund may enter into foreign currency exchange transactions in order to hedge against adverse changes in the values of currencies in which those obligations are denominated.

Floating rate loans in which the Fund invests are expected to be “senior” loans, although the Fund may invest in other types of loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. For example, the Fund may be delayed or prevented from realizing on its collateral. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Other debt obligations in which the Fund may invest include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

An investment will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it. Senior loans typically are of below investment grade quality and (if rated) have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”).

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although the Fund’s investment team considers credit ratings in making investment decisions, it performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. The Fund depends more on the Fund’s investment team’s ability to buy lower-rated debt than it does on its ability to buy investment-grade debt. The Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer’s obligations. This could increase the Fund’s operating expenses and decrease its net asset value.

The Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of floating rate loans being considered for purchase by the Fund, which may affect its ability to assess the floating rate loans as compared to investors that do receive such information.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

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RS FLOATING RATE FUND

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

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Annual Total Return for Class A Shares (calendar year-end)

Best Quarter First Quarter 2012 4.22% Worst Quarter Third Quarter 2011 -4.49%

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	Since Inception (12/31/09)
Class A Shares
Return Before Taxes	7.45%	5.58%
Return After Taxes on Distributions	5.47%	3.61%
Return After Taxes on Distributions and Sale of Fund Shares	4.80%	3.59%
Class C Shares	7.98%	5.80%
Class K Shares	9.31%	5.98%
S&P/LSTA U.S. Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)	9.66%	7.03%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Investor Services LLC

Investment Team

Kevin Booth, CFA and Marc Gross have each been a co-portfolio manager of the Fund since its inception. John Blaney, CFA has been a member of the investment team of the Fund since May 1, 2013.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Floating Rate Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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RS STRATEGIC INCOME FUND

RS Strategic Income Fund

Investment Objectives

To seek high current income with a secondary objective of capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 110 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	0.60%		0.60%		0.60%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses	0.31%		0.37%		0.35%
Total Annual Fund Operating Expenses[3]	1.16%		1.97%		1.60%
Fee Waiver/Expense Reimbursement[3]	-0.31%		-0.31%		-0.31%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.85%		1.66%		1.29%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 0.85% and to limit the Total Annual Fund Operating Expenses of each of the other classes of the Fund so that each of those classes benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$459	$269	$131	$459	$169	$131
3 Years	$700	$588	$475	$700	$588	$475
5 Years	$961	$1,034	$842	$961	$1,034	$842
10 Years	$1,705	$2,271	$1,874	$1,705	$2,271	$1,874

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.

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Investments, Risks, and Performance

Principal Investment Strategies

The Fund may invest in fixed-income obligations of any kind, including, by way of example, U.S. and foreign corporate investment-grade securities; U.S. government securities and securities of foreign governments and supranational entities; U.S. and foreign below investment grade bonds; and cash instruments. The Fund’s investment team allocates the Fund’s investments among these (and other) types of obligations based on its detailed analysis of market, economic, political, and other factors, and of the potential for the various obligations to provide high current income and/or capital appreciation.

The Fund’s investment team selects specific investments for the Fund by considering a wide variety of factors, including yield, potential for appreciation in value, the credit quality of the issuer or collateral, maturity, and the degree of risk associated with a specific investment relative to the potential for favorable investment returns and to other investments.

The Fund’s investment team may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.

The Fund may invest in investments of any maturity. The Fund may invest in securities of any quality, and may invest without limit in below investment grade securities or unrated securities considered by the Fund’s investment team to be of comparable quality, sometimes referred to as “high yield” or “junk” bonds. An investment will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund may invest in emerging markets debt. There is no limit on the amount of the Fund’s assets that may be invested in obligations of issuers in any country or group of countries.

The Fund may invest in any type of debt instrument, including, for example, domestic or foreign corporate debt securities, securities issued or guaranteed by sovereign governments, their agencies, or instrumentalities, and mortgage-backed securities. The Fund may invest in “tax credit bonds” (including Build America Bonds, clean renewable energy bonds and qualified tax credit bonds) and tax-exempt bonds. The Fund may invest in convertible securities and warrants. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation. In addition, as a substitute for investments directly in debt securities, the Fund may seek exposure to such debt securities through investments in exchange-traded funds.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

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RS STRATEGIC INCOME FUND

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Municipal Obligations Risk

Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and may experience high portfolio turnover rates in the future.

Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad

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measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2010 4.12% Worst Quarter Third Quarter 2011 -0.63%

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	Since Inception (12/31/09)
Class A Shares
Return Before Taxes	4.60%	6.37%
Return After Taxes on Distributions	2.88%	4.49%
Return After Taxes on Distributions and Sale of Fund Shares	3.04%	4.35%
Class C Shares	6.78%	7.19%
Class K Shares	8.17%	7.46%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.21%	6.19%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Investor Services LLC

Investment Team

Leslie Barbi, Kevin Booth, CFA, Howard W. Chin, Robert J. Crimmins Jr., and Marc Gross have each been a member of the investment team of the Fund since its inception. David J. Marmon has been a member of the investment team of the Fund since July 1, 2012. Demetrios Tsaparas, CFA has been a member of the investment team of the Fund since May 1, 2013.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Strategic Income Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may ‘pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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YOUR INVESTMENT

Additional Information About Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that a Fund’s investment adviser (references to “adviser” are deemed to refer to a Fund’s adviser, sub-adviser, or sub-sub-adviser, as applicable) believes are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the foregoing Fund Summaries and in the chart below, and are described in this section. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times. In addition, each Fund may be subject to additional risks other than those described below and in the following pages because the types of investments made by each Fund can change over time. The “Investments and Risks” section in the Statement of Additional Information includes more information about the Funds, their investments, and the related risks.

There is no guarantee that a Fund will achieve its objective, and you may lose money by investing in a Fund. In the sections that follow, more detail is provided about the Funds’ principal risks and about circumstances that could adversely affect the value of a Fund’s shares or its total return.

The analysis of an investment by a Fund’s adviser can be incorrect and its selection of investments can lead to a Fund’s underperforming other funds with similar investment strategies. The adviser may not properly ascertain the appropriate mix of investments for any particular economic cycle.

Also, the timing of movements from one type of investment to another could have a negative effect on the overall investment performance of the Fund. The performance of an investment in certain types of securities may be more dependent on an adviser’s analysis than would be the case for other types of securities.

Many of the equity Funds’ investment strategies and portfolio investments differ from those of most other equity mutual funds. The adviser may aggressively seek to identify favorable securities, economic and market sectors, and investment opportunities that other investors and investment advisers may not have identified. The adviser may devote more of a Fund’s assets to pursuing an investment opportunity than many other mutual funds might; it may buy or sell an investment at times different from when most other mutual funds might do so; and it may select investments for the Fund that would be inappropriate for other mutual funds. This approach to investing may make a Fund a more volatile investment than other mutual funds and cause the Fund to perform less favorably than other mutual funds

	RS Partners Fund	RS Value Fund	RS Large Cap Alpha Fund	RS Investors Fund	RS Global Natural Resources Fund	RS Small Cap Growth Fund	RS Select Growth Fund	RS Mid Cap Growth Fund	RS Growth Fund	RS Technology Fund
Cash Position Risk	X	X	X	X	X	X	X	X	X	X
China Risk
Concentration Risk					X					X
Credit Derivatives Risk
Currency Risk					X
Debt Securities Risk
Derivatives Risk
Emerging Market Risk
Equity Securities Risk	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk						X	X	X	X
Foreign Securities Risk	X	X	X	X	X	X	X	X	X	X
High-yield/Junk Bond Risk
Investment Style Risk	X	X	X	X	X	X	X	X	X	X
Limited Portfolio/Non-diversification Risk	X	X	X	X	X		X
Liquidity Risk	X	X	X	X	X	X	X			X
Loan Risk
Mortgage- and Asset-backed Securities Risk
Municipal Obligations Risk
Natural Resources Investment Risk	X	X	X	X	X
Overweighting Risk	X	X	X	X	X	X	X	X	X	X
Portfolio Turnover Risk				X		X	X	X	X	X
Small and/or Mid-sized Companies Risk	X	X	X	X	X	X	X	X	X	X
Technology Investment Risk										X
Underweighting Risk	X	X	X	X	X	X	X	X	X	X

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under similar market or economic conditions. A Fund may hold a substantial portion of its assets in cash or cash equivalents.

The Trustees of RS Investment Trust (the “Trust”) may change the investment objective and the policies of any Fund without a vote of the shareholders unless otherwise specifically stated.

Cash Position Risk

A Fund may hold any portion of its assets in cash or cash equivalents at any time or for an extended time. A Fund’s adviser will determine the amount of a Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances. The portion of a Fund’s assets invested in cash and cash equivalents may at times exceed 25% of that Fund’s net assets. To the extent that a Fund holds assets in cash and otherwise uninvested, the ability of a Fund to meet its objective may be limited.

China Risk

Investments in the China region are subject to special risks, such as less developed or less efficient trading markets, currency fluctuations or blockage, and nationalization of assets. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. The Chinese economy and financial markets have experienced high levels of growth in recent years; any actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Chinese companies. Although the Chinese government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed. A small number of companies and industries represent a relatively large portion of the Chinese market as a whole. Monsoons and other natural disasters may cause substantial adverse economic effects, at least temporarily. Additional risks of investing in Chinese companies include: (i) the small size of the market for Chinese securities and the low volume of trading, resulting in lack of liquidity and in price volatility, (ii) the lack of a market to engage in hedging transactions to minimize renminbi foreign exchange risk, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) limitations on the use of brokers, (v) certain Chinese government requirements which may restrict the Fund’s investment opportunities, and (vi) investment and repatriation restrictions.

RS Small Cap Equity Fund	RS International Growth Fund	RS Emerging Markets Fund	RS Global Growth Fund	RS China Fund	RS Investment Quality Bond Fund	RS Low Duration Bond Fund	RS High Yield Fund	RS Tax- Exempt Fund	RS High Income Municipal Bond Fund	RS Floating Rate Fund	RS Strategic Income Fund
X	X	X	X	X
X

					X	X	X	X	X	X	X
	X	X	X	X	X	X	X			X	X
					X	X	X	X	X	X	X
					X	X	X	X	X	X	X
	X	X	X	X							X
X	X	X	X	X
X				X
X	X	X	X	X	X	X	X			X	X
					X	X	X	X	X	X	X
X	X	X	X	X

X	X	X	X	X	X	X	X	X	X	X	X
					X	X	X			X	X
					X	X	X				X
								X	X		X

X	X	X	X	X
X		X		X	X	X	X				X
X	X	X	X	X

X	X	X	X	X

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Concentration Risk

RS Technology Fund and RS Global Natural Resources Fund will concentrate their investments in companies in a particular sector as described in the Fund Summaries. When a Fund concentrates its investments in a particular sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not concentrated its assets in that sector. In addition, investors may buy or sell substantial amounts of a Fund’s shares in response to factors affecting or expected to affect a sector in which the Fund concentrates its investments, resulting in extreme inflows or outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely, to the extent that they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Credit Derivatives Risk

A Fund may enter into credit derivatives, such as credit default swaps and credit default index investments, including loan credit default swaps and loan credit default index swaps. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust a Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in “Investments and Risks” in the Statement of Additional Information. Credit derivatives are also subject to the risks discussed in “Derivatives Risk.”

Currency Risk

Since foreign securities often are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, a Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions (such as foreign currency forwards or futures contracts, and foreign currency options). The use of foreign-currency exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

If a Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and potentially the Fund’s income available for distribution. The values of foreign currencies relative to the U.S. dollar fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund; the imposition of currency controls; and political and regulatory developments in the United States or abroad. Officials in foreign countries may from time to time take actions in respect of their currencies which could adversely affect the values of a Fund’s assets denominated in those currencies or the liquidity of such investments. Foreign-currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Debt Securities Risk

The value of a debt security (and other income-producing securities, such as preferred stocks, convertible preferred stocks, equity-linked notes, and interests in income-producing trusts) changes in response to interest rate changes. In general, the value of a debt security is likely to fall as interest rates rise. This risk is generally greater for obligations with longer maturities or for debt securities that do not pay current interest (such as zero-coupon securities). Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent a Fund’s income is based on short-term interest rates that fluctuate over short periods of time, income received by the Fund may decrease as a result of a decline in interest rates. In response to an interest rate decline, debt securities that provide the issuer with the right to call or redeem the security prior to maturity may be called or redeemed. If a debt security is repaid more quickly than expected, the Fund may not be able to reinvest the proceeds at the same interest rate, reducing the potential for gain. When interest rates increase or for other reasons, debt securities may be repaid more slowly than expected. As a result, the maturity of the debt instrument is extended, increasing the potential for loss.

Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s value to changes in interest rates. Unlike the maturity of a debt security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The value of a debt security also depends on the issuer’s credit quality or ability to pay principal and interest when due. The value of a debt security is likely to fall if an issuer or the guarantor of a security is unable or unwilling (or perceived to be unable or unwilling) to make timely principal and/or interest payments or otherwise to honor its obligations, or if the debt security’s rating is downgraded by a credit rating agency. The obligations of issuers (and obligors of asset-backed securities) are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. The value of a debt security can also decline in response to other changes in market, economic, industry, political, and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally. The values of many debt securities may fall in response to a general increase in investor risk aversion or a decline in the confidence of investors generally in the ability of issuers to meet their obligations.

Derivatives Risk

Derivatives are financial instruments whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivatives include transactions where the obligations of a Fund’s counterparty are backed by an exchange or clearinghouse, and transactions entered into “over-

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the-counter” (“OTC”) (not on an exchange or contract market), where the Fund will depend on the ability and the willingness of its counterparty to perform its obligations under the transaction. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. Derivatives may change in value very rapidly and significantly in response to interest rate changes or other market developments, or as a result of the counterparty’s credit quality; a derivative transaction may not have the effect a Fund’s adviser anticipated. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, or index.

Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative, and when a Fund invests in a derivative instrument, it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. A Fund may be required to earmark or otherwise segregate certain of its assets on its books with respect to derivatives transactions entered into by the Fund. A liquid secondary market may not always exist for a Fund’s derivative positions at any time. Use of derivatives may increase the amount and timing of taxes payable by shareholders. Although the use of derivatives is intended to enhance a Fund’s performance, it may instead reduce returns and increase volatility.

The value of an OTC derivative transaction will depend on the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If the counterparty defaults, a Fund will have contractual remedies but may choose not to enforce them to avoid the cost and unpredictability of legal proceedings. In addition, if a counterparty fails to meet its contractual obligations, a Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets. Accordingly, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is an unsecured creditor of the counterparty and runs the risk of having limited recourse if the counterparty defaults. Even if a counterparty’s obligations are secured by collateral, the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. As a result, they can be highly illiquid.

Counterparty risk with respect to certain OTC derivatives may be affected by new regulations affecting the derivatives market. Certain types of derivatives, such as certain interest rate swaps and certain credit default index swaps, will be required to be cleared – meaning that a central clearing organization will be substituted as the counterparty to each side of the transaction. Each party will be required to maintain its positions with a clearing organization through one or more clearing brokers. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it poses a number of additional risks. For example, cleared derivatives transactions may be more expensive to maintain than noncleared OTC transactions. They may require a Fund to deposit increased amounts of margin. The transactions may be subject to unanticipated close-out by the clearing organization of a clearing broker. And a Fund will be subject to the risk that its clearing member or clearing organization will itself be unable to perform its obligations. A Fund also is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or which the adviser expects to be cleared), and no clearing member is willing to clear the transaction on the Fund’s behalf.

The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including clearing (as discussed above), margin, reporting, and registration requirements. The ultimate impact of the regulations remains unclear. The effect of the regulations could be among other things, to restrict a Fund’s ability to engage in derivatives transactions (including because certain types of derivatives transactions may no longer be available to a Fund) and/or increase the costs of such derivatives transactions (including through increased margin or capital requirements), and a Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty credit risk. See “Investments and Risks” in the Statement of Additional Information for more information.

Emerging Market Risk

Emerging market countries may have higher relative rates of inflation than developed countries and may be more likely to experience political unrest and economic instability. Many emerging market countries have experienced substantial rates of inflation for many years, which may have adverse effects on the economies and the securities markets of those countries. Investments in emerging market countries could be subject to expropriation of assets, which could wipe out the entire value of a Fund’s investment in that market. Countries heavily dependent on trade face additional threats from the imposition of trade barriers and other protectionist measures. Emerging market countries have a greater risk than developed countries of currency depreciation or devaluation relative to the U.S. dollar, which could adversely affect any investment made by a Fund. The securities markets in emerging countries may be less developed than in other countries, causing liquidity, custodial, and settlement problems, such as higher custodial costs or delays and possible failures in settlement, and making it harder for a Fund to buy and sell securities. In certain emerging markets, the system of share registration and custody creates certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets. Emerging market debt securities are often rated below investment grade, reflecting increased risk of issuer default or bankruptcy. Political and economic turmoil could raise the possibility that trading of securities will be halted.

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In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Equity Securities Risk

The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks, convertible securities, and depositary receipts, owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The values of equity securities paying dividends at high rates may be more sensitive to changes in interest rates than are other equity securities. A Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that the Fund’s investment team views as unfavorable for equity securities.

Certain Funds may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). If RS Investments believes that a particular IPO is very likely to increase in value immediately after the initial offering, it is possible (although it will not necessarily be the case) that each of the Funds will invest in the IPO, even if the security is one in which a Fund might not typically otherwise invest. It is possible, however, that a Fund will lose money on an investment in an IPO, even in such a case.

IPOs may not be available to a Fund at all times, and a Fund may not always invest in IPOs offered to it. For example, a Fund may not invest in an IPO if such an offering does not meet the specific investment criteria of that Fund. (In a case such as that described above, where RS Investments believes that a particular IPO is very likely to increase in value immediately after the initial offering, it is possible (although it will not necessarily be the case) that such a Fund would nonetheless invest in that IPO.)

Investments in IPOs may have a substantial beneficial effect on a Fund’s investment performance. A Fund’s investment return earned during a period of substantial investment in IPOs may not be sustained during other periods when the Fund makes more-limited, or no, investments in IPOs.

Focused Investment Risk

A Fund may focus its investments in companies in a particular market or sector. When a Fund focuses its investments in a particular market or sector, financial, economic, business, and other developments affecting issuers in that market or sector will have a greater effect on the Fund than if it had not focused its assets in that market or sector. In addition, investors may buy or sell substantial amounts of a Fund’s shares in response to factors affecting or expected to affect a market or sector in which the Fund focuses its investments, resulting in extreme inflows or outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely, to the extent that they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Foreign Securities Risk

Investments in foreign securities entail risks not present in domestic investments. Because foreign securities are often denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, foreign withholding or other taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign company than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees also are generally higher than in the United States. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund’s investments in certain foreign countries. A Fund may (but will not necessarily) buy or sell foreign currencies for future delivery and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on a Fund.

High-yield/Junk Bond Risk

Lower-quality debt securities (commonly known as “high-yield” securities or “junk bonds”) are predominantly speculative with respect to their capacity to pay interest and principal. They can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. The market for lower quality debt securities can be less liquid, especially during periods of recession or general market decline. The rating services’ descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in “Investments and Risks” in the Statement of Additional Information.

Investment Style Risk

Different types of securities such as growth style or value style securities tend to shift into and out of favor with investors depending on changes in market and economic conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles. A mutual fund pursuing a dividend-oriented investment strategy may at times underperform other mutual funds that invest more broadly or that have different investment styles.

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Limited Portfolio/Non-diversification Risk

A Fund may hold a smaller number of portfolio securities than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers.

RS Investors Fund is not “diversified” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore is able to invest its assets in a more limited number of issuers than a diversified fund. In addition, although certain funds are “diversified” within the meaning of the 1940 Act, they may hold a smaller number of portfolio securities than many other mutual funds. See the “Taxes” section in the Statement of Additional Information for more detail.

Liquidity Risk

Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of a Fund to dispose of such securities at advantageous prices may be greatly limited, and a Fund may have to continue to hold such securities during periods when the adviser would otherwise have sold them. Some securities held by a Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, a Fund, by itself or together with other accounts managed by the adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, a Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such a case, the sale proceeds received by a Fund may be substantially less than if the Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s net asset value (“NAV”).

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. This means they are subject to greater credit risks than other investments, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. In addition, investments in loans may be difficult to value and may be illiquid. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in the loan, resulting in a material decline in the Fund’s net asset value.

Additional risks of investments in loans include:

•	Agent/Intermediary Risk — If the Fund holds a loan through another financial institution, or relies on another financial institution to administer the loan, the Fund’s receipt of principal and interest on the loan is subject to the credit risk of the financial institution. If the Fund holds its interest in a loan through another financial institution, the Fund likely would not be able to exercise its rights directly against the borrower and may not be able to cause the financial institution to take what it considers to be appropriate action. If the Fund relies on a financial institution to administer a loan, the Fund is subject to the risk that the financial institution may be unwilling or unable to demand and receive payments from the borrower in respect of the loan, or otherwise unwilling or unable to perform its administrative obligations.

•

Collateral Impairment Risk — The terms of certain loans in which the Fund may invest require that collateral be maintained to support payment of the borrower’s obligations under the loan. However, the value of the collateral may decline after the Fund invests, and the value of the collateral may not be sufficient to cover the amount owed to the Fund. In addition, the Fund’s interest in collateral securing a loan may be found invalid or may be used to pay other outstanding obligations of the borrower under applicable law. In the event that a borrower defaults, the Fund’s access to the collateral may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that all or some of the collateral may be illiquid.

•

Subordination Risk — Senior loans are subject to the risk that a court could subordinate them to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.

•

Limited Information Risk — Because there is limited public information available regarding loan investments, the Fund is particularly dependent on the analytical abilities of the Fund’s investment team.

•

Settlement Risk — Transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund’s redemption obligations.

Mortgage- and Asset-backed Securities Risk

Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage- and asset-backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend because of slower-than-expected principal payments. This may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the

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security. As a result, mortgage and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- or asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Municipal Obligations Risk

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Issuers, including governmental issuers of municipal obligations, may be unable to pay their obligations as they come due. Decreases in tax revenues, and increases in liabilities such as pension and health care liabilities, may increase the actual or perceived risk of default on such obligations. Because many municipal obligations are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer projects, conditions in these sectors can affect the overall municipal market. Payment of municipal obligations may depend on an issuer’s general unrestricted revenues, revenue generated by a specific project or the operator of a project, government appropriations, or aid from other governments. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations, causing interest received and distributed to shareholders by the Fund to be taxable and resulting in a significant decline in the values of such municipal obligations. There is generally less public information available for municipal obligations compared to corporate equities or debt securities, and the investment performance of a Fund holding municipal obligations may therefore be more dependent on the analytical abilities of the Fund’s adviser.

RS High Income Municipal Bond Fund may invest in residual interest bonds (“inverse floaters”). Inverse floaters are a type of inverse floating rate security, and their values generally move in the opposite direction from interest rates. Inverse floaters typically are issued by a special purpose vehicle, and are structured to provide their holders with a leveraged return on a fixed-rate municipal bond held by the special purpose vehicle. The Fund’s investment in an inverse floater typically involves greater risk than an investment in a fixed-rate bond of comparable maturity and credit quality, and the value of an inverse floater is more volatile than that of a fixed-rate bond due to the leverage it entails. The Fund could lose more than the amount of its investment in certain types of inverse floaters. Inverse floaters may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of securities.

Natural Resources Investment Risk

Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through MLPs, which are limited partnerships in which ownership units are publicly traded. While MLPs often own or own interests in properties or businesses that are related to oil and gas industries, including pipelines, MLPs may invest in other types of industries, or in credit-related investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (including a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. A Fund also may invest in companies that serve (or whose affiliates serve) as the general partner of an MLP.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

The Funds may also hold investments in limited liability companies that have many of the same characteristics and are subject to many of the same risks as MLPs.

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The manner and extent of a Fund’s investments in MLPs and limited liability companies may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and any such investments by the Fund may adversely affect the ability of the Fund to so qualify.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to a Fund’s benchmark increases the risk that a Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark. Price declines may result from factors that adversely affect a particular industry or group of industries, such as labor shortages or increased production costs, competitive conditions, or negative investor perceptions.

Portfolio Turnover Risk

Portfolio turnover is not a principal consideration in investment decisions for the Funds, and the Funds are not subject to any limit on the frequency with which portfolio securities may be purchased or sold. Portfolio turnover generally involves a number of direct and indirect costs and expenses to a Fund, including, for example, dealer mark-ups and bid/asked spreads and transaction costs on the sale of securities and reinvestment in other securities. Such costs are not reflected in the Funds’ Total Annual Fund Operating Expenses set forth under “Fees and Expenses” but do have the effect of reducing a Fund’s investment return. Such sales may result in the realization of taxable capital gains, including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Small and/or Mid-sized Companies Risk

Small and mid-sized companies may offer greater opportunities for capital appreciation than larger companies, but they tend to be more vulnerable to adverse developments than larger companies, and investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. In addition, such companies may have been recently organized and have little or no track record of success. Also, a Fund’s adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of small and mid-sized companies may trade less frequently and in smaller volume than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale.

Technology Investment Risk

Investments in technology companies, including companies in the Internet and biotechnology sectors, may be highly volatile. Technology companies operate in markets that are characterized by: rapid change; evolving industry standards; frequent new service and product announcements, introductions, and enhancements; and changing customer demands. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. In addition, the widespread adoption of new technologies or other technological changes could require substantial expenditures by a company to modify or adapt its services or infrastructure, which could have a material adverse effect on its business, results of operations, and financial condition. Changes in prices may reflect, for example, changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of technology investments generally. Technology companies may be dependent on a limited management group, and turnover in management may have an adverse effect on a company’s profits or viability. Technology company values may be significantly affected by intense competition, changes in consumer preferences, challenges in achieving product compatibility, and government regulation. Securities of technology companies may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions.

Underweighting Risk

If a Fund underweights its investment in an industry or group of industries relative to a Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Additional Information About the Funds’ Investment Strategies and Risks

In addition to the principal investment strategies described in the Fund Summaries, the Funds may at times use the strategies and techniques described in this section, which involve certain special risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that a Fund’s investment adviser (references to “adviser” are deemed to refer to a Fund’s adviser, sub-adviser, or sub-sub-adviser, as applicable) might use in managing the Funds. As with any mutual fund, investors must rely on the professional investment judgment and skill of the investment advisers. Please see “Investments and Risks” in the Statement of Additional Information for more-detailed information about certain of the securities and the investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

All of the Funds may at times, but will not necessarily, hold a substantial portion of their assets in cash and cash equivalents.

RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, and RS Global Natural Resources Fund

The Fund may at times invest a portion of its assets in debt securities and other income-producing securities of any quality.

RS Investors Fund

The Fund may invest any portion of its assets in debt securities and other income-producing securities. The Fund will invest only in debt securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or in other “investment-grade” debt securities. An investment grade security is one that is rated by Moody’s Investors Service, Inc. or

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Standard & Poor’s Rating Group, Baa or BBB, respectively, or higher or, if unrated, that has been determined by the investment team to be of comparable quality.

RS International Growth Fund

The Fund may hold cash in U.S. dollars or foreign currencies. To attempt to protect against adverse changes in currency exchange rates, the Fund may use forward foreign currency exchange contracts.

As a temporary defensive measure, if the Fund’s investment team believes that investing in foreign equity securities is too risky, the Fund may significantly alter its portfolio by investing, without any percentage limit, in foreign or U.S. investment-grade, non-convertible preferred stocks, bonds, government securities, or money market instruments. To the extent that the Fund assumes a temporary defensive position, it may not achieve its investment objective during that time.

RS Emerging Markets Fund

The Fund may hold cash in U.S. dollars or foreign currencies. To attempt to protect against adverse changes in currency exchange rates, the Fund may use forward foreign currency exchange contracts.

As a temporary defensive strategy, the Fund may significantly change its portfolio if the Fund’s investment team believes that political or economic conditions make investing in emerging market countries too risky. In this case, the Fund may acquire foreign or U.S. investment-grade, non-convertible preferred stocks, bonds, government securities, and money market instruments. To the extent that the Fund assumes a temporary defensive position, it may not achieve its investment objective during that time.

RS Global Natural Resources Fund

The Fund may not purchase any security if as a result 25% or more of the Fund’s total assets (taken at current value) would be invested in a single industry except that the Fund will invest without limit in any one or more natural resources industries, as described in the Trust’s Prospectus at the time.

RS Technology Fund

The Fund may not purchase any security if as a result 25% or more of the Fund’s total assets (taken at current value) would be invested in a single industry except that the Fund will invest without limit in any one or more information technology industries.

RS Tax-Exempt Fund and RS High Income Municipal Bond Fund

Each Fund may not purchase any security if as a result 25% or more of the Fund’s total assets (taken at current value) would be invested in a single industry except that the Funds shall not be limited in their purchase of municipal obligations, as described in each Fund’s prospectus at the time.

All Funds

American Depository Receipts (ADRs), European Depository Receipts (EDRs), and Global Depository Receipts (GDRs)

The Funds may invest in securities of U.S. or foreign companies that are issued or settled overseas, in the form of ADRs, EDRs,

GDRs, or other similar securities. An ADR is a U.S. dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, a foreign security. An EDR or a GDR is similar but is issued by a non-U.S. bank. Depositary receipts are subject to the same risks as direct investment in foreign securities.

Borrowing

The Funds may borrow money for temporary emergency purposes or to facilitate redemptions, and some Funds may borrow as part of their investment strategies.

Convertible Securities

The Funds may invest in convertible securities, which are securities such as debt or preferred stock, that can be exchanged for another security (usually common shares) at a predetermined price or rate. Convertible securities are subject to the general risks of investing in debt securities and also to the risks of investing in equity securities.

Defensive Strategies

At times, the adviser to a Fund may judge that market conditions make pursuing a Fund’s basic investment strategy inconsistent with the best interests of its shareholders. At such times, the adviser may (but will not necessarily), without notice, temporarily use alternative strategies primarily designed to reduce fluctuations in the values of a Fund’s assets. In implementing these defensive strategies, a Fund may hold assets in cash and cash equivalents and in other investments that such adviser believes to be consistent with the Fund’s best interests. If such a temporary defensive strategy is implemented, a Fund may not achieve its investment objective.

Dollar Roll and Reverse Repurchase Transactions

In a dollar roll transaction, a Fund sells mortgage-backed securities for delivery to the buyer in the current month and simultaneously contracts to purchase similar securities on a specified future date from the same party. In a reverse repurchase agreement transaction, a Fund sells securities to a bank or securities dealer and agrees to repurchase them at an agreed time and price.

Both types of transactions create leverage. It may be difficult or impossible for a Fund to exercise its rights under a dollar roll transaction or reverse repurchase agreement in the event of the insolvency or bankruptcy of the counterparty, and the Fund may not be able to purchase the securities or other assets subject to the transaction.

Exchange-traded Funds

The Funds may invest in exchange-traded funds (“ETFs”), subject to limitations on investment in investment company securities described in the Statement of Additional Information. ETFs generally trade on the NYSE Amex Equities or New York Stock Exchange (“NYSE”) and are subject to the risk that the general level of stock prices may decline, thereby adversely affecting the value of the investment. These funds generally bear operational expenses, and a Fund that invests in such funds must bear those expenses in addition to its own Fund expenses. The Funds may invest in ETFs for cash management purposes and to gain or maintain exposure to various asset classes and markets or types of strategies and investments.

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Financial Futures Contracts

The Funds may enter into financial futures contracts, in which a Fund agrees to buy or sell certain financial instruments or index units on a specified future date at a specified price or level of interest rate. A Fund may also enter into contracts for the purchase or sale for future delivery of foreign currencies. If a Fund’s adviser misjudges the direction of interest rates, markets, or foreign exchange rates, a Fund’s overall performance could suffer. The risk of loss could be far greater than the investment made because a futures contract requires only a small deposit to take a large position. A small change in a financial futures contract could have a substantial impact on a Fund, favorable or unfavorable.

Forward Foreign-currency Exchange Contracts

A forward foreign-currency exchange contract is an agreement to exchange a specified amount of U.S. dollars for a specified amount of a foreign currency on a specific date in the future. The outcome of this transaction depends on changes in the relative values of the currencies subject to the transaction, the ability of the adviser to predict how the U.S. dollar will fare against the foreign currency, and the ability of a Fund’s counterparty to perform its obligation. The Funds may use these contracts to expedite the settlement of portfolio transactions or to try to manage the risk of changes in currency exchange rates.

Illiquid Securities and Exempt Commercial Paper

Illiquid securities are subject to the risks described above under Liquidity Risk. The Statement of Additional Information sets out the upper limit for each Fund’s investments in illiquid securities. The Securities and Exchange Commission currently limits a mutual fund’s investments in illiquid securities to 15% of net assets.

Some securities that are not registered under federal securities laws nonetheless are eligible for resale to institutional investors and may be treated by the Funds as liquid. If a Fund’s adviser determines that these securities are liquid under guidelines adopted by the Board of Trustees, they may be purchased without regard to the illiquidity limits in the Statement of Additional Information. Similarly, the Funds typically treat commercial paper issued in reliance on an exemption from registration under federal securities laws as liquid.

Loan Prepayment Risk

During periods of declining interest rates or for other purposes, borrowers may exercise their option to prepay principal earlier than scheduled, which may require a Fund to reinvest in lower-yielding securities. This may adversely affect the Fund’s net asset value. However, when loans are trading below par value, prepayments may benefit the Fund.

Options

The Funds may purchase or sell options to buy or sell securities, indexes of securities, financial futures contracts, or foreign currencies and foreign-currency futures. The owner of an option has the right to buy or sell the underlying instrument at a set price by a specified date in the future. The Funds may, but are not required to, use options to attempt to minimize the risk of the underlying investment and to manage exposure to changes in foreign currencies or otherwise to increase their returns. However, if the adviser misjudges the direction of the market for a security, a Fund could lose money by using options — more money than it would have lost by investing directly in the security.

REITs

The Funds may invest in real estate investment trusts (“REITs”). In a REIT, investments in a variety of real estate assets are pooled together so that shareholders receive income from rents and capital gains upon the sale of the underlying assets. Investments may be made in income-producing property or real estate loans, such as mortgages. The risks associated with investments in REITs are similar to those associated with direct investments in real estate, including volatility in the housing or commercial real estate market or other adverse economic conditions that affect real estate investments.

Repurchase Agreements

The Funds may enter into repurchase agreements. These transactions must be fully collateralized at all times but involve some risk to a Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

Risk of Substantial Redemptions

If substantial numbers of shares in a Fund were to be redeemed at the same time or at approximately the same time, the Fund might be required to liquidate a significant portion of its investment portfolio quickly to meet the redemptions. A Fund might be forced to sell portfolio securities at prices or at times when it would otherwise not have sold them, resulting in a reduction in the Fund’s NAV per share; in addition, a substantial reduction in the size of a Fund may make it difficult for the adviser to execute its investment program successfully for the Fund for a period following the redemptions. Similarly, the prices of the portfolio securities of a Fund might be adversely affected if one or more other investment accounts managed by the adviser in an investment style similar to that of the Fund were to experience substantial redemptions and those accounts were required to sell portfolio securities quickly or at an inopportune time.

Securities Lending

The Funds may lend their portfolio securities to securities dealers, banks, and other institutional investors to earn additional income. These transactions must be continuously secured by collateral, and the collateral loaned must be marked-to-market daily. A Fund generally continues to receive all interest earned or dividends paid on the loaned securities. The aggregate market value of securities of any Fund loaned will not at any time exceed one-third (or such other lower limit as the Trustees may establish) of the total assets of the Fund. It is possible that a Fund will realize losses on the investment of any cash collateralizing a securities loan; any such losses would be for the account of the Fund, not the borrower.

U.S. Government Securities

U.S. government securities are securities issued or guaranteed as to the payment of interest or principal by the U.S. government, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. government or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

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When-issued or Delayed-delivery Transactions

A Fund may commit to purchase or sell particular securities, with payment and delivery to take place at a future date. These are known as when-issued or delayed-delivery transactions. If the counterparty fails to deliver a security the Fund has purchased on a when-issued or delayed-delivery basis, there could be a loss as well as a missed opportunity to make an alternative investment.

Other

New financial products and risk management techniques continue to be developed. Each Fund may use these instruments and techniques to the extent consistent with its investment objective.

Note Regarding Percentage Limitations

All percentage limitations on investments in this Prospectus will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. (As a result, the actual investments making up a Fund’s portfolio may not at a particular time comport with any such limitation due to increases or decreases in the values of securities held by the Fund.) If at any time the investment adviser determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the investment adviser will take such steps as it considers appropriate to reduce the percentage as soon as reasonably practicable; the Funds may, however, hold any such investments for a substantial period of time.

With respect to a Fund (except for RS Tax-Exempt Fund and RS High Income Municipal Bond Fund) whose name suggests that the Fund focuses its investments in a particular type of investment or investments, or in investments in a particular industry or group of industries, and that has adopted a policy under Rule 35d-1 under the 1940 Act, the Fund’s policy to invest at least 80% of its net assets in certain investments may be changed by the Trustees upon at least 60 days prior written notice to shareholders. RS Tax-Exempt Fund’s policy to invest at least 80% of its net assets in tax-exempt municipal obligations and RS High Income Municipal Bond Fund’s policy to invest at least 80% of its net assets in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT) cannot be changed without the approval of the applicable Fund’s shareholders. References in the discussion of these Funds’ investment policies to 80% of a Fund’s net assets refer to that percentage of the aggregate of the Fund’s net assets and the amount, if any, of borrowings by the Fund for investment purposes.

Fund Benchmarks

The following section provides additional information about the Funds’ benchmark indexes listed under the “Average Annual Total Returns” table in the Funds’ summaries. Index results listed in the “Average Annual Total Returns” table assume the reinvestment of dividends paid on the securities constituting the index, except as otherwise noted. You may not invest in the indexes.

Benchmark Index	Description
Barclays High Yield Municipal Bond Index	An unmanaged index that is generally considered to be representative of the high yield municipal bond market and is composed of non-rated bonds and bonds rated below investment grade.
Barclays Municipal Bond Index	An unmanaged index that is generally considered to be representative of investment-grade municipal issues having remaining maturities greater than one year and a national scope.
Barclays U.S. Aggregate Bond Index	An unmanaged index that is generally considered to be representative of U.S. bond market activity.
Barclays U.S. Corporate High-Yield Index	An unmanaged index that is generally considered to be representative of the investable universe of the U.S. dollar-denominated high-yield debt market.
Barclays U.S. Government 1-3 Year Bond Index	An unmanaged index that is generally considered to be representative of U.S. Government bonds with maturities between one and three years.
MSCI All Country World Index (Gross)	A free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets.
MSCI China Index (Gross)	A free float-adjusted market capitalization-weighted index of Chinese equities that includes China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges.
MSCI EAFE Index (Gross)	A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.
MSCI Emerging Markets Index (Gross)	A free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets.
MSCI Golden Dragon Index (Gross)	A free float-adjusted market capitalization index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index consists of the following country indices: China, Hong Kong and Taiwan.
MSCI World Commodity Producers Index (Gross)	An equity-based index designed to reflect the performance related to commodity producers stocks. The MSCI World Commodity Producers Index is a free float-adjusted market capitalization-weighted index comprised of commodity producer companies based on the Global Industry Classification Standard (GICS®).

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Benchmark Index	Description
Russell Midcap® Growth Index	An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values. (The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which consists of the 1,000 largest U.S. companies based on total market capitalization.)
Russell Midcap® Value Index	An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values. (The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which consists of the 1,000 largest U.S. companies based on total market capitalization.)
Russell 1000® Growth Index	An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 1000® Index (which consists of the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.
Russell 1000® Value Index	An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 1000® Index (which consists of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.
Russell 2000® Growth Index	An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.)
Russell 2000® Value Index	An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values. (The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.)
Russell 2500® Growth Index	An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2500® Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2500® Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.)
Russell 3000® Value Index	An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 3000® Index with lower price-to-book ratios and lower forecasted growth values.
S&P 500® Index	An unmanaged market-capitalization-weighted index generally considered to be representative of U.S. equity market activity. The index consists of 500 stocks representing leading industries of the U.S. economy.
S&P/LSTA U.S. Leveraged Loan Index	A market-weighted index that tracks the performance of institutional leveraged loans.
S&P North American Natural Resources Sector Index™	A modified cap-weighted index designed as a benchmark for U.S.-traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations.
S&P North American Technology Sector Index™	A modified capitalization-weighted index based on a universe of technology-related stocks.

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Additional Information on Expenses

The information shown for each Fund in the Annual Fund Operating Expenses tables is based on amounts incurred during each Fund’s most recent fiscal year, expressed as a percentage of average net assets during the fiscal year. A Fund’s expense ratios for the current fiscal year may be higher than the expense information presented in the tables due to factors such as a decline in average net assets due to market volatility or other factors, but not to exceed any applicable expense limitation shown.

In the Annual Fund Operating Expenses table for RS Large Cap Alpha Fund, deductions for expenses that relate to owning Class A shares of the Fund through a Value Guard variable annuity contract are not reflected. The Value Guard prospectus provides information about such expenses.

Impact on Returns

Example

This example is intended to help you assess the impact of the operating expenses of the Funds listed below on each Fund’s potential returns. The example assumes that you invest $10,000 in a Fund for a 10-year period, and that your investment earns a 5% return each year. For RS Partners Fund, RS Value Fund, RS Investors Fund, RS Global Natural Resources Fund, RS Small Cap Growth Fund, RS Select Growth Fund, RS Mid Cap Growth Fund, and RS Growth Fund, the example assumes that the Fund’s operating expenses through April 30, 2014, are the same as those shown in the Annual Fund Operating Expenses table of the Fund under “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” and for all subsequent periods are the same as those shown under “Total Annual Fund Operating Expenses.” For RS Technology Fund, the example assumes that the Fund’s operating expenses are the same as those shown in the Annual Fund Operating Expenses table of the Fund under “Total Annual Fund Operating Expenses.” The example reflects the impact of sales loads. Your actual costs may be higher or lower.

Based on these assumptions, the following table shows, for each year and cumulatively for all 10 years (1) the fees and the costs (the “Expenses”) associated with your investment and (2) the difference (the “Impact on Return”) between your return if the Fund had not incurred the Expenses and your return after giving effect to the Expenses.

Example of the Impact of Annual Fund Operating Expenses on Fund Returns (based on a $10,000 investment and a 5% annual return)
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10	Cumulative 10-Year
RS Partners Fund
Class A Shares
Expenses	$617	$150	$155	$160	$166	$172	$178	$184	$190	$197	$2,168
Impact on Return	$638	$179	$193	$208	$224	$241	$259	$278	$298	$319	$2,836
Class K Shares
Expenses	$194	$203	$209	$216	$222	$229	$236	$243	$251	$258	$2,262
Impact on Return	$191	$210	$226	$244	$262	$282	$303	$326	$349	$374	$2,767
RS Value Fund
Class A Shares
Expenses	$600	$139	$144	$149	$154	$160	$166	$172	$178	$184	$2,046
Impact on Return	$622	$167	$181	$195	$210	$226	$243	$261	$280	$300	$2,685
Class C Shares
Expenses	$207	$221	$228	$234	$241	$248	$255	$263	$270	$278	$2,445
Impact on Return	$204	$228	$246	$265	$285	$306	$328	$352	$377	$404	$2,995
Class K Shares
Expenses	$172	$184	$190	$196	$202	$209	$216	$223	$230	$237	$2,057
Impact on Return	$169	$189	$205	$221	$238	$257	$276	$297	$319	$342	$2,512
RS Investors Fund
Class A Shares
Expenses	$601	$228	$234	$241	$247	$254	$261	$268	$275	$283	$2,894
Impact on Return	$623	$256	$275	$295	$317	$339	$363	$388	$415	$443	$3,713
Class C Shares
Expenses	$208	$344	$349	$355	$361	$367	$374	$380	$386	$393	$3,518
Impact on Return	$205	$351	$374	$399	$425	$452	$481	$511	$543	$577	$4,318
Class K Shares
Expenses	$173	$336	$342	$348	$354	$360	$367	$373	$380	$386	$3,417
Impact on Return	$170	$341	$364	$388	$414	$441	$469	$499	$531	$564	$4,181

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Example of the Impact of Annual Fund Operating Expenses on Fund Returns (based on a $10,000 investment and a 5% annual return)
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10	Cumulative 10-Year
RS Global Natural Resources Fund
Class A Shares
Expenses	$621	$152	$158	$163	$169	$175	$181	$187	$194	$200	$2,201
Impact on Return	$643	$182	$196	$211	$228	$245	$263	$282	$303	$325	$2,878
Class C Shares
Expenses	$223	$230	$237	$243	$250	$257	$264	$272	$279	$287	$2,543
Impact on Return	$220	$238	$256	$276	$296	$318	$341	$365	$391	$418	$3,120
Class K Shares
Expenses	$189	$196	$202	$208	$215	$222	$229	$236	$243	$251	$2,190
Impact on Return	$186	$202	$218	$235	$254	$273	$293	$315	$338	$363	$2,678
RS Small Cap Growth Fund
Class A Shares
Expenses	$606	$149	$154	$159	$165	$171	$177	$183	$189	$196	$2,149
Impact on Return	$627	$177	$191	$206	$222	$239	$257	$276	$296	$317	$2,810
Class C Shares
Expenses	$200	$220	$226	$232	$239	$246	$253	$261	$268	$276	$2,421
Impact on Return	$197	$226	$244	$262	$282	$303	$325	$349	$374	$400	$2,963
Class K Shares
Expenses	$191	$210	$217	$223	$230	$237	$244	$251	$259	$266	$2,327
Impact on Return	$188	$217	$234	$252	$271	$291	$313	$336	$360	$385	$2,846
RS Select Growth Fund
Class A Shares
Expenses	$606	$156	$161	$167	$172	$178	$184	$191	$197	$204	$2,217
Impact on Return	$627	$184	$199	$214	$231	$248	$266	$286	$307	$329	$2,892
Class C Shares
Expenses	$218	$245	$251	$258	$265	$272	$279	$287	$294	$302	$2,671
Impact on Return	$215	$252	$271	$292	$313	$336	$359	$385	$411	$440	$3,274
Class K Shares
Expenses	$234	$261	$267	$274	$281	$288	$295	$302	$310	$318	$2,831
Impact on Return	$231	$269	$289	$310	$332	$356	$381	$407	$435	$464	$3,476
RS Mid Cap Growth Fund
Class A Shares
Expenses	$599	$152	$157	$163	$168	$174	$180	$186	$193	$200	$2,172
Impact on Return	$621	$180	$194	$210	$226	$243	$261	$280	$300	$322	$2,836
Class C Shares
Expenses	$227	$257	$264	$270	$277	$284	$291	$299	$306	$314	$2,789
Impact on Return	$224	$265	$285	$306	$328	$351	$375	$402	$429	$458	$3,422
Class K Shares
Expenses	$189	$219	$225	$232	$238	$245	$252	$260	$267	$275	$2,403
Impact on Return	$186	$225	$242	$261	$281	$302	$324	$347	$372	$398	$2,937
RS Growth Fund
Class A Shares
Expenses	$596	$138	$143	$148	$153	$159	$165	$171	$177	$183	$2,033
Impact on Return	$618	$166	$180	$194	$209	$224	$241	$259	$278	$299	$2,668
Class C Shares
Expenses	$216	$242	$248	$255	$262	$269	$276	$283	$291	$299	$2,641
Impact on Return	$213	$249	$268	$288	$309	$332	$355	$380	$407	$435	$3,237
Class K Shares
Expenses	$175	$203	$210	$216	$223	$229	$237	$244	$251	$259	$2,247
Impact on Return	$172	$209	$226	$243	$262	$282	$303	$325	$348	$373	$2,742

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Example of the Impact of Annual Fund Operating Expenses on Fund Returns (based on a $10,000 investment and a 5% annual return)
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10	Cumulative 10-Year
RS Technology Fund
Class A Shares
Expenses	$629	$159	$165	$170	$176	$182	$188	$195	$201	$208	$2,274
Impact on Return	$650	$189	$204	$220	$236	$254	$273	$293	$314	$336	$2,969
Class C Shares
Expenses	$239	$245	$252	$259	$265	$272	$280	$287	$295	$302	$2,696
Impact on Return	$236	$254	$273	$293	$315	$337	$361	$387	$414	$442	$3,312
Class K Shares
Expenses	$211	$217	$224	$230	$237	$244	$251	$258	$266	$273	$2,410
Impact on Return	$208	$224	$242	$260	$280	$301	$323	$346	$371	$397	$2,954

Management of the Funds

RS Investment Management Co. LLC (“RS Investments”), a Delaware limited liability company, 388 Market Street, Suite 1700, San Francisco, CA 94111, is the investment adviser for each of the Funds. RS Investments or its investment advisory affiliates have been managing mutual fund investments since 1987. RS Investments managed approximately $24.4 billion in assets as of December 31, 2012. Guardian Investor Services LLC owns a majority of the outstanding interests in RS Investments.

Subject to such policies as the Trustees may determine, RS Investments furnishes a continuing investment program for the Funds and makes investment decisions on their behalf. RS Investments also provides administrative services to each of the Funds pursuant to the investment advisory agreement with the Funds. With respect to Funds for which a sub-adviser or sub-sub-adviser has been retained to provide advisory services to that Fund, the sub-adviser or sub-sub-adviser provides a continuing investment program for the Fund and makes investment decisions on its behalf, subject to the general oversight of RS Investments.

A Fund’s adviser places all orders for purchases and sales of the Fund’s investments. In selecting broker-dealers, the adviser may consider research and brokerage services furnished to it and its affiliates.

It is possible that a Fund’s adviser or its affiliates or clients may hold securities issued by the same issuers and may, in some cases, have acquired the securities at different times, on more-favorable terms, or at more-favorable prices than a Fund.

Guardian Investor Services LLC (“GIS”) serves as investment sub-adviser for each of RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund, and RS Strategic Income Fund. GIS is responsible for the day-to-day investment management of the seven Funds, which includes buying and selling securities, choosing broker-dealers (including broker-dealers that may be affiliated with GIS), and negotiating commissions. GIS and its predecessor have provided investment advisory services since 1968. GIS is a Delaware limited liability company organized in 2001 as successor to Guardian Investor Services Corporation, a New York corporation organized in 1968. GIS is a subsidiary of The Guardian Life Insurance Company of America, a New York mutual insurance company (“Guardian Life”). GIS is located at 7 Hanover Square, New York, New York 10004. GIS is the underwriter and the distributor of each of the Funds’ shares and of variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc., a Delaware corporation (“GIAC”).

The table below sets forth the advisory fees paid by each Fund during the fiscal year ended December 31, 2012.

Advisory Fees Paid (as a percentage of each Fund’s average net assets)
Fund	Advisory Fees Paid		Fund	Advisory Fees Paid
RS Partners Fund	0.97%	[1]	RS International Growth Fund	0.80%
RS Value Fund	0.76%	[1]	RS Emerging Markets Fund	1.00%
RS Large Cap Alpha Fund	0.50%		RS Global Growth Fund	0.25%	[1]
RS Investors Fund	0.02%	[1]	RS China Fund	0.79%	[1]
RS Global Natural Resources Fund	0.93%	[1]	RS Investment Quality Bond Fund	0.42%	[1]
RS Small Cap Growth Fund	0.82%	[1]	RS Low Duration Bond Fund	0.45%
RS Select Growth Fund	0.80%	[1]	RS High Yield Fund	0.43%	[1]
RS Mid Cap Growth Fund	0.68%	[1]	RS Tax-Exempt Fund	0.50%
RS Growth Fund	0.80%		RS High Income Municipal Bond Fund	0.27%	[1]
RS Technology Fund	1.00%		RS Floating Rate Fund	0.39%	[1]
RS Small Cap Equity Fund	0.74%	[1]	RS Strategic Income Fund	0.17%	[1]

1	Advisory Fees Paid reflect the effects of any expense limitations and fee waivers by RS Investments in effect during the year.

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Guardian Baillie Gifford Limited (“GBG”) and Baillie Gifford Overseas Limited (“BG Overseas”) serve as the investment sub-adviser and the sub-sub-adviser, respectively, for RS International Growth Fund and RS Global Growth Fund. GBG is an investment management company based in Edinburgh, Scotland. BG Overseas is responsible for the day-to-day investment management of the two Funds, which includes buying and selling securities, choosing broker-dealers (including broker-dealers that may be affiliated with GBG or BG Overseas), and negotiating commissions. GIAC owns 51% of GBG, and the remaining 49% is owned by BG Overseas. GBG has been providing investment advisory services since 1991. BG Overseas is wholly owned by a Scottish investment company, Baillie Gifford & Co. (“Baillie Gifford”). Founded in 1908, Baillie Gifford manages money primarily for institutional clients. It is one of the largest independently owned investment management firms in the United Kingdom. GBG is authorized and regulated by the Financial Conduct Authority, an independent regulator of investment advisory firms. GBG, BG Overseas, and Baillie Gifford are located at Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland.

A discussion regarding the bases for the Board of Trustees’ most recent approval of the investment advisory agreements, subadvisory agreements, and sub-subadvisory agreements for the Funds is available in the Funds’ most recent Annual Report to Shareholders.

Investment Team Biographical Information

Spencer Adair, CFA

Spencer Adair has been a member of the RS Global Growth Fund investment team since the Fund’s inception. He joined Baillie Gifford in 2000 and has been an investment manager and member of the Global Growth strategy portfolio construction group since 2005. Spencer holds a B.S. in medicine from the University of St. Andrews and is a CFA Charterholder.

James Anderson

James Anderson has been a member of the RS International Growth Fund investment team since 2009. He joined Baillie Gifford in 1983, became a Partner in 1987 and has been a member of the International Growth strategy’s portfolio construction group since 2003. James holds a B.A. in modern history and M.A. in international affairs from Oxford University.

Leslie Barbi

Leslie Barbi has been a member of the investment team of RS Strategic Income Fund since its inception. She is a managing director and head of public fixed income at Guardian Life. Her previous investment management experience includes serving as managing director of fixed income at Goldman Sachs Asset Management from 2001 through 2003, where she served as a member of the investment strategy group and head of U.S. investment grade corporates. Previously, from 1993-2001, Leslie was at PIMCO, where she served in multiple capacities in its fixed income group, including most recently as executive vice president of fixed income. She holds an A.B. from Harvard University and an M.B.A. from the University of Chicago Graduate School of Business.

Stephen J. Bishop

Stephen J. Bishop has been a member of the RS Growth Team since 1996. Steve has been a co-portfolio manager and analyst of RS Technology Fund since 2001, of RS Small Cap Growth Fund and RS Select Growth Fund since 2007, of RS Mid Cap Growth Fund since 2008, of RS Small Cap Equity Fund since 2009, and of RS Growth Fund since 2009. He also co-manages separate accounts. Steve joined RS Investments in 1996 as a research analyst primarily covering the technology sector. Prior to joining the firm, he worked as an analyst in the corporate finance department of Dean Witter Reynolds, Inc., for two years. He has more than 14 years of investment experience. Steve holds a B.A. in economics from the University of Notre Dame and an M.B.A. from Harvard Business School.

John Blaney, CFA

John Blaney has been a member of the investment team of RS Floating Rate Fund since 2013. John is a Senior Director and has been with Guardian Life since 2000. He has focused on corporate credit since 2003, and he has a particular expertise in bank loan and high yield bond analysis. Prior to 2003, he was a structured products analyst and trader. He also helps manage the fixed-income assets of Guardian Life. Prior to joining Guardian Life, John spent three years as an investment analyst at MetLife. John holds a B.S. in finance from Trenton State College and an M.B.A. from Seton Hall University. He has a Chartered Financial Analyst (CFA) designation, and he is a member of the CFA Institute and the New York Society of Security Analysts.

Kevin Booth, CFA

Kevin Booth, CFA has been a member of the investment team of RS High Yield Fund since 2009, of RS Floating Rate Fund since its inception, and of RS Strategic Income Fund since its inception. Kevin has been a managing director of Guardian Life since 2009. Within the high yield and corporate loan investment team, he is responsible for issuer and security selection for the Fund, as well as industry allocations. Prior to joining Guardian Life, Kevin was a managing director at BlackRock/Merrill Lynch Investment Managers, and was co-head of BlackRock’s leveraged finance business through January 2009, specializing in portfolios consisting of leveraged bank loans, high yield bonds, and distressed obligations. He joined Merrill Lynch Investment Managers in 1991. Kevin holds a B.A. in Economics from Harpur College, SUNY Binghamton, and an M.B.A. in Finance, from New York University. Kevin is a CFA Charterholder.

John Carnegie

John Carnegie has been a member of the RS Global Growth Fund investment team since the Fund’s inception. He joined Baillie Gifford in 2006 and has been a member of the Global Growth strategy’s portfolio construction group since 2006. John holds a B.A. in sociology from Durham University and a MLitt in management, economics, and politics from St. Andrews University.

Melissa Chadwick-Dunn

Melissa Chadwick-Dunn has been a member of RS Growth Team since 2001. Melissa has been a co-portfolio manager and analyst of RS Small Cap Growth Fund and RS Select Growth Fund since 2007, of RS Mid Cap Growth Fund since 2008, of RS Small Cap Equity Fund since 2009, and of RS Growth

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Fund since 2009. Before joining the firm in 2001, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Melissa holds a B.A. in economics and an M.A. in international relations from the University of Chicago and an M.B.A. from the Wharton School of Business.

Howard W. Chin

Howard W. Chin has been a co-portfolio manager of RS Investment Quality Bond Fund (successor to The Guardian Investment Quality Bond Fund) since 1998* and of RS Low Duration Bond Fund (successor to The Guardian Low Duration Bond Fund) since 2003,* and a member of the investment team of RS Strategic Income Fund since its inception. Howard has been a managing director at Guardian Life since 1997. He also manages part of the fixed-income assets of Guardian Life and the fixed-income assets for other GIS subsidiaries. Prior to joining Guardian Life, he spent four years as a strategist at Goldman Sachs & Company. Howard earned a B.S. in engineering from Polytechnic Institute of New York and an M.B.A. from the University of California at Berkeley.

Tom Coutts

Tom Coutts has been a member of the RS International Growth Fund investment team since 2009. He joined Baillie Gifford in 1999 and has been a member of the International Growth strategy’s portfolio construction group since 2008. Tom holds a B.A. in modern languages from Oxford University.

Robert J. Crimmins Jr.

Robert J. Crimmins has been a co-portfolio manager of RS Investment Quality Bond Fund (successor to The Guardian Investment Quality Bond Fund) and of RS Low Duration Bond Fund (successor to The Guardian Low Duration Bond Fund) since 2004,* and a member of the investment team of RS Strategic Income Fund since its inception. Robert has been a managing director of Guardian Life since 2004. From 2001 to 2004, Robert was a senior director at Guardian Life and prior to that, he was an assistant vice president of fixed-income investments of Guardian Life. Robert holds a B.A. in finance from St. John’s University and an M.B.A. from Fordham University.

MacKenzie B. Davis, CFA

MacKenzie B. Davis has been a member of the RS Value and Hard Assets Teams since 2004. He has been involved in the management of RS Global Natural Resources Fund since

2005, of RS Value Fund, RS Partners Fund and RS Investors Fund since 2006, and of RS Large Cap Alpha Fund since 2009; he also co-manages separate accounts. Prior to joining RS Investments in 2004 as an analyst on the RS Value Team, MacKenzie spent four years as a high-yield analyst at Fidelity Management & Research Company, covering technology, telecommunications, industrial, and energy issuers. Previously, he was a vice president at Fidelity Capital Markets, focusing on origination and financial engineering initiatives. He was also an analyst at Goldman Sachs & Company. MacKenzie holds an A.B. from Brown University in mathematical economics and modern American history. MacKenzie is a CFA Charterholder.

Alexander M. Grant Jr.

Alexander M. Grant has been a manager of RS Tax-Exempt Fund (successor to The Guardian Tax-Exempt Fund) since 1993* and of RS High Income Municipal Bond Fund since its inception. Alexander has been a managing director at Guardian Life since 1999 and has managed Guardian Life’s tax-exempt assets since 1993. Alexander holds a B.A. in English from State University of New York at Buffalo.

Marc Gross

Marc Gross has been a member of the investment team of RS High Yield Fund since 2008, of RS Strategic Income Fund since its inception, and of RS Floating Rate Fund since its inception. He is a managing director of Guardian Life. Within the high yield and corporate loan investment team, he is responsible for issuer and security selection for the Funds, as well as industry allocations. Prior to joining Guardian Life as a senior credit analyst in 2005, he was employed by the Clinton Group, a registered investment adviser, where he was responsible for high yield and distressed credit analysis, idea generation and trade execution. From 2002 to 2004, Marc worked as a senior analyst at RBC Dain Rauscher, where he focused on special situations research and trading in high yield securities. Marc holds a B.A. in history from the University of North Carolina at Chapel Hill and an M.B.A. in finance from the New York University Stern School of Business.

Malcolm MacColl

Malcolm MacColl has been a member of the RS Global Growth Fund investment team since the Fund’s inception. He joined Baillie Gifford in 1999 and has been an investment manager and member of the Global Growth strategy portfolio construction group since 2005. Malcolm holds an M.A. in economics and history and MLitt in Economics, Politics and Management from the University of St. Andrews.

Joseph M. Mainelli

Joseph Mainelli has been a member of the RS Value Team since 2007. Joseph has been involved in the management of RS Large Cap Alpha Fund since 2012, of RS Partners Fund since 2013, of RS Value Fund since 2013, and of RS Investors Fund since 2013. Prior to joining RS Investments in 2007 as an analyst on the RS Value Team, he was an equity research analyst focusing on small- and mid-cap value investments at David J. Greene & Company for three years. Previously, he was an equity research analyst at Sagamore Hill Capital and ING Furman Selz Asset Management. Joseph holds a B.A. in anthropology from Princeton University and an M.B.A. from Columbia University.

David J. Marmon

David has been a member of the investment team of RS Strategic Income Fund since 2012 and a co-portfolio manager of RS Investment Quality Bond Fund (successor to The Guardian Investment Quality Bond Fund) since 2013. David is a Managing Director for Guardian Life and Head of Global Fixed Income Portfolio Management. He has over 20 years experience in fixed income portfolio management with leadership positions in corporate credit, mortgage-backed securities as well as global developed and emerging markets. Prior to joining Guardian Life, David served as Head of Global Portfolios and US Core Portfolio Man-

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agement at Fischer Francis Trees & Watts and held analyst and research positions at Chase, First Boston, and Yamaichi International in futures and options. David holds a B.A. in economics from Alma College, and an M.A. in economics from Duke University.

Howard G. Most

Howard G. Most has been a member of the investment team of RS High Yield Fund since 2008. Howard is a managing director and head of fixed income credit research at Guardian Life. He is the head of research for the Fund’s investment team, responsible for overseeing the analyst team that provides the investment research that is used in making industry, issuer, and security selections. Howard has over 20 years of investment experience, and is responsible for oversight of the credit analyst team at Guardian Life. Prior to joining Guardian Life in 1998, he was a managing director at Salomon Smith Barney, having earlier been at UBS Securities and Drexel Burnham Lambert. Howard began his bond research career at Moody’s Investors Service and Standard & Poor’s Corporation. Howard received a B.A. from City College of New York, a J.D. from Fordham University, and an M.B.A. from Columbia University.

Byron E. Penstock, CFA

Byron E. Penstock has been a member of the RS Value Team since 2004. Byron has been involved in the management of RS Partners Fund since 2012, of RS Value Fund since 2013, of RS Large Cap Alpha Fund since 2013, and of RS Investors Fund since 2013. He joined RS Investments in 2004 after completing an M.B.A program at Harvard Business School. He worked as an equity research analyst at MFS Investment Management during the summer of 2003, covering business equipment manufacturers. Previously, he spent two years as a corporate attorney at Skadden, Arps, Slate, Meagher & Flom LLP in New York, advising corporate clients on mergers, acquisitions, divestitures, joint ventures, and securities offerings. In addition to his M.B.A, Byron holds a J.D. from Osgoode Hall Law School at York University in Canada. Byron is a CFA Charterholder.

Charles Plowden

Charles Plowden has been a member of the RS Global Growth Fund investment team since the Fund’s inception. He joined Baillie Gifford in 1983 and has been an investment manager and member of the Global Growth strategy portfolio construction group since 2005. Charles holds a BA in Modern History from Oxford University.

Tom Record, CFA

Tom Record has been a member of the RS International Growth Fund investment team since 2009. He joined Baillie Gifford in 2002 and has been a member of the International Growth strategy portfolio construction group since 2006. Tom holds a

Master of Natural Sciences and M.A. both in biochemistry from Pembroke College, Cambridge and is a CFA Charterholder.

Michael Reynal

Michael Reynal has been the portfolio manager of RS Emerging Markets Fund and RS China Fund since March 2013. He is supported by the emerging markets team at RS Investments. Michael joined RS Investments in 2012. Previously, Michael was a portfolio manager for Principal Global Investors where he led the emerging markets team, encompassing markets in Asia, Latin America, Eastern Europe, the Middle East and Africa.

He also oversaw both diversified emerging markets portfolios and specialized regional Asian equity strategies. Prior to joining Principal in 2001, Michael was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group Inc. in New York. Michael also spent four years with Paribas Capital Markets in New York in international equities and three years with Barclays de Zoete Wedd in London focusing on Latin American equities. He received a B.A. in history from Middlebury College, an M.A. in history from Christ’s College at the University of Cambridge, and an M.B.A. from the Amos Tuck School at Dartmouth College.

David Salter

David Salter has been a member of the RS International Growth Fund investment team since 2009. He joined Baillie Gifford in 2001 and has been a member of the International Growth strategy’s portfolio construction group since 2007. David holds a B.A. in commerce from Napier University.

Kenneth L. Settles Jr., CFA

Kenneth L. Settles has been a member of the RS Value and Hard Assets Teams since 2006. Ken has been involved in the management of RS Global Natural Resources Fund since 2007, of RS Large Cap Alpha Fund, RS Partners Fund, RS Value Fund and RS Investors Fund since 2009. Prior to joining the firm in 2006, he was a senior energy analyst at Neuberger Berman, LLC for seven years where he also co-managed the Neuberger Berman Premier Energy Portfolio. Previously, Ken spent three years at Salomon Smith Barney, Inc. where he was a financial analyst. Ken holds a B.A. in economics from Williams College. Ken is a CFA Charterholder.

Kavé Sigaroudinia

Kavé Sigaroudinia has been a member of the RS International Growth Fund investment team since 2009. He joined Baillie Gifford in 1999 and has been a member of the International Growth strategy portfolio construction group since 2005. Kavé holds a M.A. in economics from Edinburgh University.

Nick Thomas, CFA

Nick Thomas has been a member of the RS International Growth Fund investment team since 2009. He joined Baillie Gifford in 1998 and has been a member of the International Growth strategy portfolio construction group since 2004. Nick holds a B.A. in classics from Cambridge University and is a CFA Charterholder.

D. Scott Tracy, CFA

D. Scott Tracy has been a member of the RS Growth Team since 2001. Scott has been a co-portfolio manager and analyst of RS Small Cap Growth Fund and RS Select Growth Fund since 2007, of RS Mid Cap Growth Fund since 2008, of RS Small Cap Equity Fund since 2009, and of RS Growth Fund since 2009. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Scott holds a B.A. in history from Trinity College and an M.B.A. from the University of California at Berkeley. Scott is a CFA Charterholder.

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Demetrios Tsaparas, CFA

Demetrios Tsaparas has been a member of the investment team of RS Strategic Income Fund since 2013. Demetrios is a Senior Director and has been with Guardian Life since 2008. He has worked on a broad range of domestic and global macro topics, including rates, currencies, inflation, and global central banks. He has particularly focused on mortgage-related securities and has also worked on corporate bonds. He also helps manage the fixed-income assets of Guardian Life. Prior to joining Guardian Life, he spent three years at New York Life Investment Management where he was second vice president for portfolio management, analytics and consulting. Prior to that, he was a trader and analyst for Spartan Capital Management. Demetrios has a B.A. from College of The Holy Cross and an M.B.A. in finance from UCLA. He has a Chartered Financial Analyst (CFA) designation, and he is a member of the CFA Institute and the New York Society of Security Analysts.

Sarah Whitley

Sarah Whitley has been a member of the RS International Growth Fund investment team since 2009. She joined Baillie Gifford in 1980 and has been a member of the International Growth strategy portfolio construction group since 2003. Sarah holds a B.A. in experimental psychology from Oxford University.

Clinton I. Yara

Clinton I. Yara has been a member of the RS Value Team since 2007. Clinton has been involved in the management of RS Investors Fund since 2012, of RS Partners Fund, RS Value Fund, and RS Large Cap Alpha Fund since 2013. Prior to joining RS Investments in 2007, he was an equity research associate at JMP Securities for three years covering the hotel and resort sector. Previously, he was an analyst at Banc of America Securities LLC for two years in the technology investment banking group. Clinton holds a B.S. in business from Boston University and an M.B.A. from Harvard Business School.

*	Includes service as a portfolio manager or co-portfolio manager, as applicable, of the Fund’s predecessor fund.

The Statement of Additional Information provides further information about the investment teams, including information regarding their compensation, other accounts they manage, and any ownership interests they may have in the Funds. For information about how to receive a copy of the Statement of Additional Information, please see the back cover of this Prospectus.

Types of Shares Available

Class A, Class C, and Class K shares are offered in this Prospectus. For each class, expenses and sales loads vary. Not all Funds offer all classes of shares. Certain of the Funds offered in this Prospectus also offer Class Y shares. Class Y shares are available for purchase by: (1) institutional investors, such as retirement plans, companies, foundations, trusts, endowments, and other entities where the total amount of potential investable assets exceeds $25 million, that either were introduced to the Fund by a financial intermediary that is authorized to sell Class Y shares (including institutional investors purchasing shares through certain fee-based advisory wrap programs), or were not introduced to the Fund by a financial intermediary; (2) a trustee or custodian under any deferred compensation or pension or profit sharing plan or payroll deduction IRA established for the benefit of the employees of any company with an account(s) in excess of $10 million managed by RS Investments or its affiliates on a private-advisory-account basis; (3) officers, directors, and employees of RS Investments and its affiliates and their family members and current and former Trustees of the Trust and their family members; or (4) investors purchasing shares in the Fund through a fee-based advisory wrap program that is authorized to sell Class Y shares.

RS Investments may waive the conditions for purchase of Class Y shares in its sole discretion. All determinations as to eligibility of an investor to purchase Class Y shares of a Fund will be made by RS Investments in its sole discretion. If you own Class A or Class C shares of an RS Fund and satisfy one of the conditions for purchase of Class Y shares set forth above, you may be able to convert the Class A or Class C shares held by you into Class Y shares of that Fund, although you may not convert shares that are currently subject to a contingent deferred sales load. Contact RS Investments’ Institutional Services for information at 800-766-3863, Option 2.

Expenses

There are two types of expenses related to mutual funds: expenses you pay directly (called a sales load) and expenses that are deducted from fund assets.

Expenses You Pay Directly

There is a one-time charge that you may pay upon either purchase or sale of Class A or Class C shares of a Fund. At purchase it is called an “initial sales load;” at sale, a “deferred sales load.” These charges provide compensation to GIS, the Fund’s principal underwriter, in connection with the sale of the Fund’s shares to you. They do not cover any fee your broker or agent may charge you for helping you buy shares in the Funds.

Expenses You Pay Through the Funds

The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, distribution (12b-1 fees) and shareholder servicing, custody, auditing, administrative and transfer agency expenses, and fees and expenses of Trustees.

Distribution Arrangements and Rule 12b-1 Fees

To compensate GIS for the services it provides and for the expenses it bears in connection with the distribution of Fund shares, the Class A, Class C, and Class K shares of the Fund make payments to GIS under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) of 0.25% on Class A shares, 1.00% on Class C shares, and 0.65% on Class K shares. Because Rule 12b-1 fees are paid out of the Funds’ Class A, Class C, and Class K assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales loads. For example, the higher Rule 12b-1 fees for Class C and Class K shares may cost you more over time than paying the initial sales load for Class A shares. All shareholders of Class A, Class C, and Class K shares share in the expense of Rule 12b-1 fees paid by the Fund; however, because

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these shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan.

In addition to payments under the Plan, the Funds reimburse GIS for payments GIS makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

RS Investments may perform certain services and incur certain expenses with respect to the promotion of Fund shares and the servicing of shareholder accounts, including payment of salaries and expenses for employees whose activities include the promotion of Fund shares and/or the servicing of shareholder accounts. GIS pays out of the amounts it receives from the Funds pursuant to the Plan any amounts payable with respect to expenses incurred by RS Investments, GIS, or third parties, with respect to the marketing, distribution, or promotion of the Funds or the servicing of shareholder accounts; provided, however, that if there is an inadequate amount under the Plan to make payments in full to third parties, RS Investments, and GIS, the amounts shall be applied first to pay in full any third party and then allocated between RS Investments and GIS by mutual agreement.

During some periods, fees paid under the Plan may be insufficient to pay GIS and RS Investments fully for their promotional expenses. In such cases, GIS and RS Investments will be paid to the extent of any excess of amounts received under the Plan in future periods. Such payments will be allocated between GIS and RS Investments by mutual agreement.

Because the Funds pay distribution and other fees for the sale of their shares and for services provided to shareholders out of the Funds’ assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

A Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.

Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by GIS to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The amount of continuing compensation paid by GIS to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

GIS and its affiliates (including RS Investments), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Funds’ shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds’ shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by GIS and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Choosing a Share Class

You can choose from up to three share classes offered in this Prospectus when you purchase a Fund: Class A, Class C, or Class K, although Class K shares are available only to certain institutional investors or qualified retirement plans such as 401(k) plans. Not all Funds offer all classes of shares.

The different share classes have different expense structures and eligibility requirements. You should choose the cost structure that best meets your needs for which you are eligible. Some factors to consider are the amount you plan to invest, the time period before you expect to sell your shares, and whether you might invest more money in the Funds in the future.

When you buy Class A shares, the initial sales load is deducted from the amount you invest, unless you qualify for an initial sales load waiver (which could make you subject to a contingent deferred sales load in some cases). This means that less money will be invested in the Fund immediately. Class C shares do not

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have initial sales loads, but you may pay a contingent deferred sales load if you sell your shares, and you will have higher ongoing operating expenses than you would with Class A shares.

The chart below summarizes the features of the different share classes. This chart is only a general summary, and you should read the description of each Fund’s expenses in each Fund Summary in this Prospectus. You should also consider the effects of any available sales loads waivers.

The minimum purchase amount may be waived by GIS (as distributor), RS Investments, or the Trust for specific investors or types of investors, including, without limitation, retirement plans, employees of RS Investments and its affiliates and their family members, and current and former Trustees of the Trust and their family members. The Trust or RS Investments may change or waive the minimum purchase amounts at any time, or from time to time, at its discretion.

RS Investments reserves the right to redeem shares in any account with a value of less than $2,000 due to shareholder redemptions. You will be allowed 60 days to make an additional investment to meet the minimum balance before the account is liquidated. The account balance minimum does not apply to IRAs or other retirement accounts, Coverdell Education Savings Accounts, Uniform Gifts/Transfers to Minors Act accounts, or Systematic Savings accounts.

Summary of Share Classes
	Minimum Initial/ Subsequent Purchase Amount		Maximum Purchase Amount	Maximum Initial Sales Charge (Load)		Maximum Contingent Deferred Sales Load[3]	Annual 12b-1 Fee
Class A Shares	$2,500/$100	[1]	None	4.75%	[2]	None[4]	0.25%
Class C Shares	$2,500/$100	[1]	$1,000,000	None		1.00%, if shares are redeemed within 1 year of purchase	1.00%
Class K Shares	$1,000/None		None	None		None	0.65%
1	A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. The minimum initial and subsequent purchase amounts may be waived for investors purchasing shares through fee based advisory programs; however, such investors may be subject to different minimum initial and subsequent purchase amounts imposed by such programs. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.
2	As discussed below, initial sales loads with respect to sales of Class A shares may be waived in certain circumstances.
3	The contingent deferred sales load is imposed on the original purchase price of the shares or the current value of the shares you are selling, whichever is less. Reinvested dividends and capital gains, and amounts attributable to capital appreciation of your shares, are not subject to the contingent deferred sales load.
4	A contingent deferred sales load of 1.00% applies if Class A share purchases of $1 million or more are sold within 18 months of purchase, subject to waivers described in the Statement of Additional Information. Certain distributions will not be subject to the contingent deferred sales load, such as the return of excess contributions, loans, and required minimum distributions under the Internal Revenue Code. Please see the Statement of Additional Information for details.

Class A Shares

All of the Funds offer Class A shares. When you buy Class A shares, you pay an initial sales load at the time of your investment, which is included in the offering price. This fee is deducted from the amount you invest, and the remainder of your money is used to buy shares in the Fund. In addition, Class A shares are subject to a 12b-1 fee. The 12b-1 fee associated with Class A shares is lower than the 12b-1 fees associated with Class C and Class K shares. You may qualify for a reduction of the initial sales load based on the amount you invest, or you may be eligible to have the initial sales load waived under certain circumstances. Please see the tables below and on the following pages for details. Information about sales loads and sales load reductions and waivers is provided in the prospectus, which is available to you, free of charge, on RS Investments’ website at www.RSInvestments.com/prospectus.

For all Funds except the Fixed Income Funds:
Amount of Purchase Payment	Sales Load as a % of Offering Price	Sales Load as a % of Net Amount Invested	Commission as a % of Offering Price	Concession to Dealers as a % of Offering Price[2]
Less than $50,000	4.75%	4.99%	4.25%	4.25%
$50,000 to $99,999	4.50%	4.71%	4.00%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%	2.00%
$500,000 to $749,999	2.00%	2.04%	1.60%	1.60%
$750,000 to $999,999	1.50%	1.52%	1.20%	1.20%
$1,000,000 or more[1]	None	None	None	Up to 1.00%	[3]
1	If you purchase $1 million worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 18 months of purchase, you would pay a contingent deferred sales load of 1.00% of the value of the Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information.
2	GIS or its affiliates may pay special compensation from time to time.
3	Based on the amount of the purchase payment.

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For RS Investment Quality Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund and RS Strategic Income Fund:
Amount of Purchase Payment	Sales Load as a % of Offering Price	Sales Load as a % of Net Amount Invested	Commission as a % of Offering Price	Concession to Dealers as a % of Offering Price[2]
Less than $100,000	3.75%	3.90%	3.25%	3.25%
$100,000 to $249,999	3.50%	3.63%	3.00%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%	2.00%
$500,000 to $749,999	2.00%	2.04%	1.60%	1.60%
$750,000 to $999,999	1.50%	1.52%	1.20%	1.20%
$1,000,000 or more[1]	None	None	None	Up to 1.00%	[3]
1	If you purchase $1 million worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 18 months of purchase, you would pay a contingent deferred sales load of 1.00% of the value of the Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information.
2	GIS or its affiliates may pay special compensation from time to time.
3	Based on the amount of the purchase payment.

For RS Low Duration Bond Fund and RS Floating Rate Fund
Amount of Purchase Payment	Sales Load as a % of Offering Price	Sales Load as a % of Net Amount Invested	Commission as a % of Offering Price	Concession to Dealers as a % of Offering Price[2]
Less than $100,000	2.25%	2.30%	2.00%	2.00%
$100,000 to $499,999	2.00%	2.04%	1.75%	1.75%
$500,000 to $749,999	1.75%	1.78%	1.50%	1.50%
$750,000 to $999,999	1.50%	1.52%	1.25%	1.25%
$1,000,000 or more[1]	None	None	None	Up to 1.00%	[3]
1	If you purchase $1 million worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 18 months of purchase, you would pay a contingent deferred sales load of 1.00% of the value of the Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information.
2	GIS or its affiliates may pay special compensation from time to time.
3	Based on the amount of the purchase payment.

If you hold shares through a financial intermediary and you believe you qualify for a sales load waiver, please notify your financial intermediary prior to purchase. You will be required to show proof of your eligibility for a sales load waiver. It is possible that a financial intermediary may not be able to offer one or more of these categories of waivers. If this situation occurs, it is possible that you would need to invest directly through RS Investments in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.

Class A share purchases are available without initial or contingent deferred sales loads to:

•	RS Investments, GIS, Guardian Life, their subsidiaries, or any of their separate accounts;

•	present and retired directors, managers, officers, employees, general agents, and field representatives of RS Investments, GIS, Guardian Life, or their subsidiaries;

•	present and retired directors, trustees, or officers of any open-end investment management company within the RS fund complex;

•	trustees or custodians of any employee benefit plan, IRA, Keogh plan, or trust established for the benefit of RS Investments, GIS, or Guardian Life employees and officers named previously;
•	present and retired directors, trustees, officers, partners, and employees of broker-dealer firms that have written sales agreements with RS Investments or GIS;

•	spouses, parents, siblings, children, and grandchildren of the individuals named above;

•	qualified retirement platforms and/or IRA platforms that have an agreement with GIS to offer shares at NAV;

•	direct rollovers into an RS Investment Trust IRA from a qualified retirement plan that is invested in RS Investment Trust;

•

any trust company or bank trust department, that has an agreement with GIS to offer shares at NAV, exercising discretionary investment authority and holding unallocated accounts in a fiduciary, agency, custodial, or similar capacity;

•	certain financial intermediaries such as broker-dealers, financial institutions, and registered investment advisers whose clients are investing via fee-based “wrap account” programs; and

•

accounts that held shares of any of RS Select Growth Fund, RS Small Cap Growth Fund, RS Growth Fund, RS Technology Fund, RS Mid Cap Growth Fund, RS Global Natural Resources Fund, RS Investors Fund, RS Partners Fund, or RS Value Fund as of October 6, 2006, and have continuously held shares of one or more RS Fund(s) since October 6, 2006.

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Eligibility for the sales load waivers above is subject to the policies, procedures, and trading functionality of the relevant financial intermediary. Accounts held through certain financial intermediaries may not be eligible.

If you are responsible (as a trustee or otherwise) for the investment management of an institutional investor (e.g., a company, foundation, trust, endowment or other entity) or are employed in the division of a company that has that responsibility, and the institutional investor has in excess of $10 million managed by RS Investments or its affiliates on a private-advisory-account basis and/or invested in one or more pooled vehicles managed by RS Investments or its affiliates, you may be eligible to purchase Class A shares without any initial sales load. Please call (888) 772-6648 for more information.

You may also qualify for a reduced initial sales load through the Rights of Accumulation program and through investment by letter of intent.

Rights of Accumulation

You may add the current value of all of your existing RS Funds’ investments, including investments you hold through other accounts, to determine the front-end sales load to be applied to your current Class A purchase. You can also include shares held by your spouse and minor children. However, you may not include shares that are not subject to a sales load. Specifically, initial sales loads are paid on Class A shares of each Fund and Class C shares are subject to a contingent deferred sales load, so these shares may be included unless the sales loads have been waived. Shares purchased through the reinvestment of dividends or distributions may not be included. Simply notify us, Boston Financial Data Services, the Fund’s transfer agent (“BFDS”), or the registered representative through whom you purchase your shares that your purchase will qualify for a reduction in the initial sales load and provide the names and account numbers of the family members whose holdings are to be included.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. If your shares are held through a financial intermediary and you wish to qualify for this sales load reduction, please contact your financial intermediary.

Investment by Letter of Intent

An investor who intends to invest over a 13-month period the minimum amount required to reduce the initial sales load on each intended purchase of Class A shares of a Fund may do so by completing the letter of intent information on the application or the Shareholder Privilege form. The initial sales load for each purchase will be at the reduced rate that would apply if the full investment were made at one time. You can include purchases by your spouse and minor children. However, you cannot include shares that are not subject to a sales load, such as shares purchased through the reinvestment of dividends and distributions. A letter of intent is not available for SIMPLE IRAs administered by State Street Bank and Trust Company.

Completion of a letter of intent does not bind a shareholder to buy the entire intended investment amount. However, BFDS will escrow shares valued at 5% of the intended investment amount to ensure payment of additional initial sales loads if the intended purchases are not made and the shareholder fails to pay the additional initial sales loads within 20 days after BFDS requests payment.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. If your shares are held through a financial intermediary and you wish to qualify for this sales load reduction, please contact your financial intermediary.

Class C Shares

All of the Funds, except RS Partners Fund, offer Class C shares. The sales load on Class C shares is deferred and will be charged if you redeem shares within one year of purchase. The contingent deferred sales load is 1.00% of the purchase or sale price of the shares, whichever is less.

Class C shares are subject to a 12b-1 fee (1.00%), which is greater than the 12b-1 fee associated with Class A shares (0.25%). Class C shares do not convert to another class of shares after a period of time. This means that even if the contingent deferred sales load is not applicable, you could pay more in 12b-1 fees over time than the initial or contingent deferred sales loads you would have paid if you had purchased Class A shares.

Class K Shares

All of the Funds except RS High Income Municipal Bond Fund and RS Tax-Exempt Fund offer Class K shares. Class K shares are offered only through employee benefits plans (except a SIMPLE IRA, SEP, or SARSEP plan). An “employee benefit plan” means any plan or arrangement, whether or not it is “qualified” under the Internal Revenue Code, under which Class K shares of a Fund are purchased by a fiduciary or administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans, or similar plans. The Fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.

The procedures for buying, selling, exchanging, and transferring other classes of shares and the special account features available to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class K shares.

Like Class C shares, Class K shares are subject to a 12b-1 fee (0.65%), which is greater than the 12b-1 fee associated with Class A shares (0.25%), and do not convert to another class of shares after a period of time. This means that you could pay more in 12b-1 fees over time than the initial or contingent deferred sales loads you would have paid if you had purchased Class A shares.

Information About Contingent Deferred Sales Loads

When you place an order to sell Class C shares (and, in some instances, Class A shares), any contingent deferred sales load will be deducted from the proceeds of the sale or you are deemed to have authorized us to redeem enough additional shares to cover the contingent deferred sales load. The contingent deferred sales load is imposed on the original purchase price of the shares or the current value of the shares you are selling, whichever is less. Reinvested dividends and capital gains and amounts attributable to capital appreciation of your shares are not subject to a sales load.

When you sell shares subject to a contingent deferred sales load, the contingent deferred sales load is calculated as if shares not subject to a sales load are sold first. This means that

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the sales load will be assessed at the lowest possible rate. You would first redeem the shares acquired through the reinvestment of dividends or capital gains distributions, which are not subject to a sales load. You would next sell the shares you have owned the longest because they are subject to the lowest sales load. For tax purposes, the amount of any contingent deferred sales load will reduce the capital gain you realize upon the sale of your shares, or increase your capital loss, as the case may be.

The contingent deferred sales load will not be assessed at the time of exchange if you are exchanging your shares for shares of the same class of another Fund within the Trust. The load is waived for a total or partial redemption within a year of the death or disability of the shareholder or to satisfy a mandatory minimum distribution from an IRA account upon turning 70 1/2 years old. If you are making an automatic withdrawal of proceeds, no contingent deferred sales load will be imposed, so long as you do not withdraw annually more than 12% of the account value as of the time when you set up the account plan.

How Shares Are Priced

Each Fund calculates the NAV of each of its classes of shares by dividing the total value of the assets attributable to that class, less the liabilities attributable to that class, by the number of shares of that class that are outstanding. Shares are valued as of the close of regular trading on the NYSE (generally, 4:00 p.m. eastern time) each day the NYSE is open. The Funds will not price their shares on days when the NYSE is closed. The Funds value their portfolio securities for which market quotations are readily available at market value. Such securities are valued at the last reported sales price on the principal exchange or market on which they are traded or, if there were no sales that day, at the mean between the closing bid and asked prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sales price. If the NASDAQ official closing price is not available for a security, that security will generally be valued using the last reported sales price or, if no sales are reported, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt securities with more than 60 days to maturity for which quoted bid prices are readily available are valued by an independent pricing service at the bid price. Debt securities with more than 60 days to maturity for which quoted bid prices are not readily available will be valued by an independent pricing service at estimated market value using matrix pricing or such other valuation methodology as may be deemed reasonable by RS Investments. The Funds value securities and assets at their fair values when a market quotation is not readily available or may be unreliable, as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees. If a Fund’s assets are invested in one or more open-end management investment companies that are registered under the 1940 Act, that Fund’s NAV is calculated based upon the value of the securities held directly by the Fund and the NAVs of the registered open-end management investment companies in which the Fund invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing.

All assets and liabilities of a Fund denominated in foreign currencies are valued using the exchange rates quoted at the close of the NYSE. Fluctuations in the values of such currencies in relation to the U.S. dollar will affect the NAV of a Fund’s shares even if there has not been any change in the values of such securities as quoted in such foreign currencies. Because certain of the securities in which a Fund may invest may trade on days when the Fund does not price its shares, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem their shares.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the NAV are computed as of such times. Events affecting the values of those securities may occur between such times and the close of the NYSE and therefore may not be reflected in the computation of the NAV. A Fund may determine the fair value of those securities in accordance with pricing guidelines and procedures adopted by the Trust’s Board of Trustees. For all Funds except RS International Growth Fund, RS Emerging Markets Fund, RS Global Growth Fund, and RS China Fund, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of a Fund’s investments in foreign equity securities generally will be determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE; for RS International Growth Fund, RS Emerging Markets Fund, RS Global Growth Fund, and RS China Fund, the value of the Funds’ investments in foreign equity securities generally will be determined by a pricing service using such pricing models every day, regardless of movements in the U.S. markets. The fair value of one or more of the securities in the portfolio which is used to determine a Fund’s NAV could be different from the actual value at which those securities could be sold in the market. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

Fair value pricing may also be used for other securities when their prices become stale due to lack of trading activity or are determined for other reasons not to reflect their fair values accurately.

How to Purchase Shares

The Funds are intended as long-term investment vehicles and are not intended for short-term trading. Please refer to “Frequent Purchases and Redemptions” on page 117 for more information.

To buy shares of a Fund, you will need:

•	payment for the purchase where applicable,

•	instructions for your investment, and

•	a properly completed Trust application.

Your first purchase must be made through registered representatives of broker-dealer firms that are authorized to sell our Funds or other institutions that are authorized to sell our Funds.

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A registered representative is an employee of a broker-dealer, who acts as an account executive for clients. Registered representatives provide advice on which securities to buy or sell and often receive a percentage of the commission income generated as a result.

GIS may from time to time, at its own expense, compensate registered representatives, certain dealers whose registered representatives have sold or are expected to sell substantial amounts of the Funds, and other financial institutions for administrative and/or marketing services. Broker-dealers may impose a transaction fee (also called a “processing” or “service” fee) for purchases or sales of Fund shares. This fee is in addition to the sales load and other charges imposed by a Fund, as described in this Prospectus.

You can make follow-up purchases through your broker or agent (who may charge for this) or in some cases directly through our transfer agent, BFDS (800-766-3863).

You may make your follow-up investments through BFDS by mail, online, by wire transfer, or by telephone as described below and on the following page. All purchases must be made in U.S. dollars.

•

By Mail If you wish to make a purchase by mail, please send us your request in writing, along with a check from your bank account, made payable to RS Investment Trust. Checks should be drawn on banks located in the United States. (Starter or counter checks will not be accepted.) In general, third-party checks, money orders, credit card checks, and travelers’ checks will not be accepted as payment for purchases. In addition, bank checks (e.g., cashier’s checks, bank drafts, official checks, and teller checks) for amounts less than $10,000 will not be accepted. If your purchase of shares is canceled due to nonpayment or because a check does not clear, you will be held responsible for any loss incurred by the Funds or BFDS. Each Fund can redeem shares to reimburse itself or BFDS for any such loss. RS Investments and each Fund reserve the right to reject any purchase order and to suspend the offering of a Fund’s shares. A fee may be charged for bounced checks, stop payment orders, and similar items.

•

Online If you have an existing account, you can place an order with us over the Internet at www.RSinvestments.com. Internet purchases have the same minimum purchase amount requirements as other purchase options, but are subject to a maximum of $49,999. For you to use this service, your bank must be a member of the Automated Clearing House. Also, you must have completed the appropriate section of your RS Investment Trust application. The funds will automatically be deducted from the bank account you have specified to us. The share price for an Internet order will be the public offering price next determined after funds are received (normally within two business days of the order).

•

By Wire You can make a purchase by wire transfer through any bank that is a member of the Automated Clearing House. A fee may be charged for this service both by us and by the bank. The wire purchase must be sent to the following bank account:

State Street Bank and Trust Company

ABA Routing Number 0110-000-28

Boston, MA 02101

Attention: RS Investments A/C 9904-713-6

Name of your Fund:

Account of: [your name]

Your shareholder account number:

The share price for a wire order will be the public offering price next determined after receipt of the funds. All purchases for SIMPLE IRAs administered by State Street Bank and Trust Company are made through payroll deduction or employer contribution.

•

By Telephone You or your registered representative can place an order with us by phone by calling 800-766-3863 between 9:00 a.m. and 6:00 p.m. eastern time on any business day. Requests received after 4 p.m. eastern time on any business day will be processed on the next business day. For you to use this service, your bank must be a member of the Automated Clearing House. Also, you must have completed the appropriate section of your RS Investment Trust application. The funds will automatically be deducted from the bank account you have specified to us. The share price for a telephone order will be the public offering price next determined after funds are received (normally within two business days of the call). Purchases by telephone are subject to a maximum purchase amount of up to 100% of your current account value.

We have authorized several broker-dealers and other institutions to receive purchase requests for Fund shares. In order for your purchase to be based on a Fund’s next determined NAV, the authorized broker-dealer or other institution must receive your request before the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) and the broker-dealer or other institution must subsequently communicate the request properly to the Fund.

Other Information About Purchasing Shares

RS Partners Fund is currently offered (by purchase or exchange) only to existing shareholders and investors purchasing shares through certain financial intermediaries and retirement plans. RS Global Natural Resources Fund is currently offered (by purchase or exchange) only to existing shareholders and investors purchasing shares through certain financial intermediaries and retirement plans. RS Small Cap Equity Fund is currently offered (by purchase or exchange) only to existing shareholders. In addition, RS Partners Fund, RS Global Natural Resources Fund, and RS Small Cap Equity Fund are offered to employees of RS Investments and its affiliates and their family members and to current and former Trustees of the Trust and their family members. The Trust or RS Investments may at its discretion impose additional limitations on the sale of shares of RS Partners Fund, RS Global Natural Resources Fund, RS Small Cap Equity Fund or any other Fund at any time and may waive or eliminate any limitation at any time without notice. Contact RS Investments for more information.

All purchases of a Fund’s shares are subject to acceptance by the Fund and are not binding until accepted and shares are issued. Failure to specify a Fund and account information may delay processing of purchases. Purchases of Fund shares are

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made at a price based on the NAV next determined after the purchase is accepted. (See “How Shares Are Priced” on page 113.) However, orders received by certain retirement plans and other financial institutions on a business day prior to the close of regular trading on the NYSE and communicated to BFDS after that business day’s close of regular trading may be effected nevertheless at a price based on the NAV determined for that business day. Please initiate any wire transfer early in the morning to ensure that the wire is received by a Fund before the close of the NYSE, normally 4:00 p.m. eastern time. No share certificates will be issued in connection with the sale of Fund shares.

The Trust reserves the right, at its discretion for any reason or for no reason, to reject any investor or any purchase, in whole or in part (including, without limitation, purchases by persons whose trading activity in Fund shares the Trust or RS Investments believes in its sole judgment could be harmful to a Fund or is excessively frequent), and to suspend the offering of its shares for any period of time. The Trust may decide to restrict purchase and sale activity in Fund shares based on various factors, including, without limitation, whether frequent purchase and sale activity may disrupt portfolio management strategies or adversely affect Fund performance. There can be no assurance that the Trust or RS Investments will identify all frequent purchase and sale activity affecting a Fund. See “Frequent Purchases and Redemptions” on page 117.

The Funds, RS Investments, or GIS, the Funds’ distributor, may at their discretion make payments for shareholder servicing, subaccounting, and other services to any intermediary through whom investors buy or hold shares in the Funds.

A Fund’s shares will likely continue to be offered for sale even if the investment team for the Fund holds a negative outlook at the time for the Fund’s investment style or asset class.

How to Sell Shares

Fund share prices fluctuate from day to day, so when you decide to sell your shares, their value may be higher or lower than when you bought them. The share price you receive will be the NAV next determined after we receive your completed request to sell in good order. If you are selling Class A or Class C shares, any contingent deferred sales load will be deducted from the proceeds of the sale or you are deemed to have authorized us to sell additional shares to cover the charge.

You can arrange to sell your shares in writing, over the telephone, over the Internet, or through a broker-dealer. You can also arrange to receive the proceeds of the sale by wire.

Normally, we will send payment within three business days from when we receive your request to sell; and in any event, we will make payment within seven days after we receive your request to sell.

A Fund may refuse to redeem shares or may postpone payment of proceeds during any period when:

•	trading on the NYSE is restricted;

•	the NYSE is closed for other than weekends and holidays;
•	an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its NAV, as permitted by the Securities and Exchange Commission or applicable law; or

•	permitted by the Securities and Exchange Commission.

In addition, we may delay sending sales proceeds until payment for recent purchases has cleared. This could take up to 15 days from the purchase date.

While redemptions will generally be made in cash, under certain circumstances they may be made entirely or partly in readily marketable securities or other non-cash assets. This could happen if RS Investments determines that orderly liquidation of a Fund’s securities is impractical or if cash payment would adversely affect the remaining shareholders.

During any 90-day period, the Trust will pay in cash all requests to redeem shares by any one shareholder up to the lesser of $250,000 and 1.00% of the value of a Fund’s net assets at the beginning of the period. If redemptions by any shareholder of a Fund exceed this limitation, the Trust reserves the right to redeem the excess amount in whole or in part in securities or other assets. If shares are redeemed in this manner, the redeeming shareholder typically will incur brokerage and other costs in converting the securities to cash.

You may redeem your shares, or sell your shares back to the appropriate Fund, on any business day when the NYSE is open, by any of the following procedures.

•	By Mail If you wish, you can send us a written request to sell your shares.

If you are sending your request to sell shares by regular U.S. mail, use the following address:

Boston Financial Data Services

[name of your RS Fund]

P.O. Box 219717

Kansas City, MO 64121-9717

If you are using registered, certified, or express mail, use the following address:

Boston Financial Data Services

[name of your RS Fund]

330 West 9th Street, First Floor

Kansas City, MO 64105-1514

For SIMPLE IRAs of which State Street Bank and Trust Company is custodian:

Regular U.S. mail:

Guardian Investor Services LLC-SIMPLE IRA Administration

c/o Defined Contribution Services

P.O. Box 8397

Boston, MA 02266

Certified, registered, or overnight mail:

Guardian Investor Services LLC

c/o BFDS-Defined Contribution Services

30 Dan Road

Canton, MA 02021

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For qualified plans administered by ExpertPlan, Inc.:

Regular U.S. mail:

MCB Trust Services

Attn: TPA #000111

P.O. Box 46546

Denver, CO 80201

Certified, registered, or overnight mail:

MCB Trust Services

Attn: TPA #000111

700 17th Street

Suite 300

Denver, CO 80202

Written orders will not be deemed received in good order until they have been delivered to the appropriate street address above, which may not be on the same business day that an order is delivered by regular mail to a P.O. box. The specific requirements for good order depend on the type of account and transaction and the method of redemption; contact RS Investments if you have questions about your particular circumstances. If you want to ensure that your order is processed on a particular day, you should submit your order by registered, certified or express mail to the appropriate street address listed above or by telephone or online.

Under certain circumstances, your written request must be accompanied by a signature guarantee in the form approved by the Securities Transfer Association. A signature guarantee may be obtained from most banks, credit unions, or other financial institutions and from most broker-dealer firms. A signature guarantee cannot be obtained from a notary public. In addition, you may be required to furnish additional documents for sales of shares of a corporation, a partnership, an agent or fiduciary, or a surviving joint owner. Please contact BFDS for details.

Generally, you will need a signature guarantee if the shareholder is not a natural person, the proceeds are to be made payable to someone other than the account holder, the proceeds are to be mailed to an address other than that specified on your account records, you recently changed your account records to show a different address, or your request is made in writing (for SIMPLE IRAs administered by State Street Bank and Trust Company).

•

By Telephone To redeem shares you may call 800-766-3863 between 9:00 a.m. and 6:00 p.m. eastern time on any business day. Participants in SIMPLE IRAs with State Street Bank and Trust Company as custodian may call 866-727-7675. Participants in qualified retirement plans administered though ExpertPlan, Inc. may call 866-468-4015. Requests received after 4:00 p.m. eastern time on any business day will be processed on the next business day.

You will automatically be authorized to sell shares by telephone unless you indicate otherwise on your application. If you did not have this privilege previously and would like to add it later, you can do so by providing us with the appropriate authorization on your Shareholder Privilege form. If the sale proceeds will be sent to the name and address in our records, you may sell shares by phone simply by calling us unless the address of record was recently changed. Participants in SIMPLE IRAs with State Street Bank and Trust

Company as custodian will automatically have this privilege unless their employer elects otherwise.

You may give up some security if you accept the telephone selling privilege. Over the phone, we require specific information about your account, as well as other identifying information. We will accept a sales request from any caller who can provide this information. You risk possible loss if someone gives us unauthorized or fraudulent instructions for your account. If we follow reasonable security procedures, we are not responsible if such a loss occurs.

We have the right to change or withdraw the telephone selling privilege at any time upon seven days’ notice to shareholders.

•

Online To redeem shares for less than $50,000, you may use our website, www.RSinvestments.com. Participants in SIMPLE IRAs with State Street Bank and Trust Company as custodian may use http://www.guardianlife.com/
ManageYourAccount/index.htm. Participants in a qualified plan administered through ExpertPlan, Inc. may use www.expertplan.com/gis401k.jsp. Requests received after 4:00 p.m. eastern time on any business day will be processed on the next business day. The price per share you receive will be the next price calculated after we receive your Internet sale order. You will automatically be authorized to sell shares via the Internet, unless you indicate otherwise on your application. If you did not have this privilege previously and would like to add it later, you can do so by providing us with the appropriate authorization on your Shareholder Privilege form. Participants in SIMPLE IRAs with State Street Bank and Trust Company as custodian will automatically have this privilege unless their employer elects otherwise.

•

By Wire We can wire proceeds to your bank account if you fill out the authorization on our application or a Shareholder Privilege form (with signature guarantees). Your bank must be a member of the Automated Clearing House. Any fees for this service will be deducted from the proceeds. Currently, there is a $9 wire service fee.

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Autosell The Autosell option allows you to redeem shares from your RS Fund accounts and to have the proceeds sent directly to your checking account. If you have established the Autosell option, you may redeem shares by calling BFDS at 800-766-3863 and instructing it as to the dollar amount or number of shares you wish to redeem. The proceeds will automatically be sent to your bank through the Automated Clearing House system. RS Investments does not charge a fee for this option. If you did not establish this option at the time you opened your account, you need to send a written request, signed by you and any other owners of the account exactly as your names appear in BFDS’s records, along with a voided check to BFDS at P.O. Box 219717, Kansas City, MO 64121-9717.

We have authorized several broker-dealers and other institutions to receive requests to sell shares. In order for your request to sell shares to be processed at a Fund’s next determined NAV, the authorized broker-dealer or other institution must receive your request before the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) and the broker-dealer or other institution must subsequently communicate the request properly to the Fund.

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Reinstatement Privilege

If you redeem Fund shares, you are allowed to reinvest as much as the redemption amount at NAV. Shareholders who wish to reinstate Class C shares will receive pro rata credit for any contingent deferred sales load paid in connection with the redemption of those shares. You must contact BFDS to do this. The reinstatement privilege can be used by a shareholder only once, and the reinvestment must be effected within 30 days of the redemption date. Reinstatement may affect the taxable gain or loss you realized when you sold your shares.

This privilege does not apply to SIMPLE IRAs administered through State Street Bank and Trust Company.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. If your shares are held through a financial intermediary and you wish to exercise your reinstatement privilege, please contact your financial intermediary.

Exchanges

Shares of any class of a Fund may be exchanged for shares of the same class of another RS Fund provided that the RS Fund is accepting additional investments and the shareholder is otherwise eligible to invest in such Fund. See “Other Information About Purchasing Shares” on page 114 for information about exchanges into RS Partners Fund, RS Global Natural Resources Fund, and RS Small Cap Equity Fund. Exchanges of shares will be made at their relative NAVs. You will not have to pay an initial sales load for such exchanges. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required and the shareholder is a resident of a state in which shares of the Fund in question are qualified for sale and the shareholder qualifies to purchase shares of that Fund. This privilege is not available to anyone who owns RS Large Cap Alpha Fund shares through a Value Guard variable annuity contract. Shareholders who received Class C shares of a Fund in connection with the reorganization of a series of The Park Avenue Portfolio into a series of the Trust may exchange such Class C shares for Class A shares of an RS Fund that does not offer Class C shares, as applicable, until such time as the RS Fund offers Class C shares. Shareholders will not be required to pay any initial or deferred sales loads in connection with exchanges made pursuant to the prior sentence or later sales of Class A shares received pursuant to such exchanges.

If you sell your shares at any point after an exchange, any contingent deferred sales load will be calculated from the date of the initial purchase, not the date of exchange. FOR FEDERAL INCOME TAX PURPOSES, AN EXCHANGE IS THE SAME AS A SALE, SO TAXABLE GAINS OR LOSSES MAY BE REALIZED.

You can request an exchange by mail, by telephone, via the Internet, or through your registered representative, as you would with any purchase or sale (brokers may charge for this). You will automatically have telephone and Internet sale privileges unless you decline the privilege in the appropriate section of our application. The minimum telephone or Internet exchange is $100, and Internet exchanges must be less than $1 million. Telephone and Internet exchanges have the same security rules as telephone and Internet withdrawals. Participants in SIMPLE IRAs with State Street Bank and Trust Company as custodian will automatically have these privileges unless their employer elects otherwise. The minimum telephone exchange is waived for SIMPLE IRA participants.

Exchanges are subject to the limitations on frequent and short-term trading described in “Frequent Purchases and Redemptions” below.

Exchange privileges may be terminated, modified, or suspended by a Fund upon 60 days’ prior notice to shareholders.

Cost Basis Reporting

Upon the sale or exchange of your shares in a Fund, such Fund or, if you purchase your shares through a broker, dealer or other financial intermediary, your financial intermediary generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you sold or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please call the Funds’ transfer agent, BFDS, at 800-766-3863 or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

Frequent Purchases and Redemptions

Excessive trading can hurt a Fund’s performance, operations, and shareholders. Excessive trading may disrupt portfolio management of a Fund and create transaction and other administrative costs that are borne by all shareholders. The Board of Trustees has adopted policies and procedures with respect to frequent purchases, redemptions, and exchanges of Fund shares by their shareholders. The Funds discourage, and will not seek to accommodate, frequent purchases, redemptions, or exchanges of their shares to the extent that the Trust believes that such trading is harmful to the Funds’ shareholders, although the Funds will not necessarily be able to prevent all such frequent trading in their shares. The Trust has implemented a “zero-tolerance” policy with respect to identified market-timing activity in the Funds. The Trust may limit the number of exchanges that an investor may make.

The Trust reserves the right, at its discretion for any reason or for no reason, to reject any investor, or any purchase, in whole or in part (including, without limitation, purchases by persons whose trading activity in Fund shares the Trust or RS Investments believes in its sole judgment could be harmful to a Fund or is excessively frequent). Shareholders who effect two redemptions (including those effected by exchange) of a Fund’s shares within 60 days of a purchase of shares of that Fund, or other persons that the Trust or RS Investments believes may be engaged in activity harmful to a Fund or its shareholders, may be restricted for a period of time as determined by the Trust or RS Investments from investing in the Funds. Persons that the Trust or RS Investments believes may be engaged in activity harmful to a Fund or its shareholders, may, at RS Investments’ or the Trust’s sole discretion, be restricted for any period, or permanently, from investing in the Funds. Any such restriction may be imposed regardless of your intent in effecting any transaction or

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otherwise engaging in any activity that may have caused your account to be restricted. Purchases and redemptions made through the Funds’ automatic investment plan or systematic withdrawal plan or similar automated plans generally are not subject to short-term or frequent-trading restrictions.

The ability of the Trust and RS Investments to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based-program sponsor maintains the record of a Fund’s underlying beneficial owners. The Trust or RS Investments may take any steps they consider appropriate with respect to frequent trading in omnibus accounts, which may, but will not necessarily, include closing the omnibus account. Each Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Funds will use reasonable diligence to confirm that such intermediaries are applying the Funds’ short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. There can be no assurance that the Trust or RS Investments will identify all harmful purchase or redemption activity, or market-timing or similar activities, affecting a Fund or that the Trust or RS Investments will be successful in limiting such activities.

Mutual funds that invest in foreign securities traded in markets that close before the NYSE may be the subject of frequent-trading or market-timing activity intended to take advantage of changes in market prices between the times when those markets close and the close of the NYSE. The Funds employ fair valuation procedures intended to reduce that risk.

Special Purchase and Sale Plans

Special purchase and sale plans we offer for the Funds are briefly described below. If you would like more information about them, please call us at 800-766-3863. These plans are not available to anyone who owns RS Large Cap Alpha Fund shares through a Value Guard variable annuity contract. We reserve the right to modify, end, or charge for these plans at any time. These programs do not ensure a profit or prevent any loss in your Fund investment.

•

Automatic Investment Plan If you participate in this plan, we will automatically withdraw a specified amount from your bank account for investment in one or more Funds. You must make an initial investment of at least $50 in each of the Funds to which you wish to contribute. Thereafter, the minimum investment is $100 per Fund. You must invest at least $1,000 per Fund in each 12-month period. To participate you must complete the appropriate section of your application or Shareholder Privilege form. Also, your bank must be a member of the Automated Clearing House. You can opt out of the plan at any time by notifying us, but it may take up to 15 days for us to stop withdrawals from your account. If at any time there are insufficient funds in your account to cover the withdrawal, we will terminate the plan.

•	Automatic Withdrawal Plan If you own at least $1,000 worth of shares in a Fund, you can arrange to withdraw a specific amount monthly, quarterly, semiannually, or annually. The minimum withdrawal is $100. These minimums do not apply to SIMPLE IRAs administered by State Street Bank and Trust Company or Expert-Plan, Inc. You may establish the automatic withdrawal privilege over the telephone or the Internet only if the proceeds will be paid directly to the name and address in our records. For payment to a bank account, the bank account must have the same name and address as in our records. Simply submit your request for withdrawals to be deposited in your bank account in writing (no signature guarantee required), along with a voided check or bank deposit ticket. To pay another party or mail the proceeds to an address other than the address in our records, a signature-guaranteed written request or Shareholder Privilege form is required. You must apply at least 30 days before the first payment date. To end withdrawals, give us notice at any time. Please note that taxable gains or losses may be realized when shares are automatically withdrawn.

If you are making an automatic withdrawal of proceeds of shares, no contingent deferred sales load will be imposed, so long as you do not withdraw annually more than 12% of the account value as of the time when you set up the account plan.

It may not be advantageous to buy additional shares at the same time that you are making automatic withdrawals because of tax liabilities and sales loads. Any charges made by BFDS to operate an automatic withdrawal plan will be assessed against your accounts when each withdrawal is made.

•

Dollar Cost Averaging You can arrange to have amounts of $100 or more automatically exchanged among our Funds on a monthly or quarterly basis. Shares must be of the same class and (1) you must meet the minimum balance requirement of both the originating and receiving Funds or (2) you must have a balance in the originating Fund of at least twice the minimum balance required. This type of periodic investing does not guarantee a profit or protect you against loss in a declining market. Dollar cost averaging transactions are subject to the same rules and considerations as other exchanges, including tax consequences.

USA Patriot Act

To help the government fight the funding of terrorism and money-laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account directly with a Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation. If the Trust is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their NAVs at the time of the redemption.

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Dividends and Distributions

The following Funds declare dividends from net investment income daily and distribute these dividends to shareholders once per month:

•	RS Investment Quality Bond Fund

•	RS Low Duration Bond Fund

•	RS High Yield Fund

•	RS Tax-Exempt Fund

•	RS High Income Municipal Bond Fund

•	RS Floating Rate Fund

•	RS Strategic Income Fund

All of the Funds intend to distribute substantially all net investment income to shareholders at least once a year.

In addition, each Fund distributes net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) to shareholders at least annually (or more often, if necessary to avoid certain excise or income taxes on the Fund).

You may choose either of the following distribution options:

•	reinvest your distributions in additional shares of your Fund; or

•	receive your distributions in cash.

All distributions will be automatically reinvested in Fund shares unless you request cash payment with at least 10 days’ prior notice to BFDS.

Taxes

Qualification as a Regulated Investment Company

Each Fund has elected and intends to qualify and be treated each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, and to meet all requirements that are necessary for it to be relieved of federal income taxes on income and gains it distributes to shareholders and to avoid the imposition of excise taxes. If a Fund were to fail to qualify as a regulated investment company, corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders would result. A Fund generally will distribute substantially all of its net income and net short-term and long-term capital gains on a current basis. Each Fund intends to make distributions sufficient to avoid imposition of an excise tax, although from time to time a Fund may choose to pay an excise tax where the cost of making the required distribution exceeds the amount of the tax.

Taxes on Dividends and Distributions

(The following summary does not apply to qualified retirement accounts (because tax is deferred until you withdraw your money) or tax-exempt investors. See below for more information about exempt-interest distributions from RS Tax-Exempt Fund and RS High Income Municipal Bond Fund.) For federal income tax purposes, distributions of investment income (other than “exempt-interest dividends,” described below) are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have held Fund shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly reported by that Fund as capital gains dividends will be treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions of investment income designated by a Fund as derived from “qualified dividend income” (“QDI”) will be taxed in the hands of individuals at the rate applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and the Fund levels. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income. Distributions attributable to gain from the sale of master limited partnerships may be taxed as ordinary income. If RS Strategic Income Fund invests in tax credit bonds and elects to pass the accompanying tax credits through to you, you will be treated as having received a distribution in money equal to your proportionate share of the amount of such credits and be permitted to take a credit against your U.S. federal income tax liability in the amount of the deemed distribution, subject to certain limitations imposed by the Code on such credits. RS Strategic Income Fund has not decided whether it will pass such credits through to its shareholders or not. Distributions to you are taxable even if they are paid from income or gains earned by a Fund before you invested in the Fund (and thus were included in the price paid for the Fund shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and the tax status of distributions paid to you by each of the Funds for the preceding year.

Dividends paid by a Fund to a corporate shareholder may be eligible for the dividends received deduction. Dividends paid by RS International Growth Fund, RS Emerging Markets Fund, RS China Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund and RS Strategic Income Fund are not expected to be eligible for the corporate dividends received deduction. Dividends paid by RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund, and RS Strategic Income Fund are not expected to be QDI. Dividends from the other Funds will be reported as QDI or as eligible for the dividends received deduction to the extent, if any, that they are attributable to QDI or to such dividends received by the fund.

Effective for taxable years beginning on or after January 1, 2013, the Internal Revenue Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and certain trusts and estates under similar rules. Net investment income generally includes for this purpose dividends, including any capital gain dividends but excluding any exempt-interest dividends (defined below), paid by a Fund, and net capital gains recognized on the sale or exchange of shares of a

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Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Distributions from RS Tax-Exempt Fund

RS Tax-Exempt Fund expects to be eligible to distribute primarily exempt-interest dividends. These dividends will be exempt income for federal income tax purposes whether received in the form of cash or additional shares. However, dividends from the Fund may not be entirely tax-exempt. Distributions of market discount and short-term capital gains, as well as dividends from taxable interest, will be taxable to you as ordinary income, and any distributions by the Fund of net long-term capital gains will generally be taxable to you as long-term capital gains includible in net capital gain. Distributions from the Fund may be subject to state and local taxes.

Early in the year, the Fund will provide you with information about the exempt-interest dividends you received during the preceding year. You must disclose this information on your federal tax return. The report also will state the amount that relates to private activity bonds which could be subject to the alternative minimum tax (“AMT”). Note that all exempt-interest dividends paid to a corporate shareholder subject to the corporate AMT will be included in adjusted current earnings for purposes of the adjustment to the corporate AMT. If you are or will be subject to the AMT, please consult your tax adviser regarding the implications of holding shares in the RS Tax-Exempt Fund. We also recommend that corporations consult their tax advisers about the implications of holding these shares.

If you receive Social Security or railroad retirement benefits, please consult your tax adviser and be aware that exempt- interest dividends will be considered for the purpose of determining to what extent your benefits will be taxed.

Interest on indebtedness you incurred to purchase or carry shares of RS Tax-Exempt Fund generally will not be deductible for federal income tax purposes.

Distributions from RS High Income Municipal Bond Fund

RS High Income Municipal Bond Fund expects to be eligible to distribute primarily exempt-interest dividends. These dividends generally will be exempt income for federal income tax purposes whether received in the form of cash or additional shares, but may be subject to state and local taxes, as well as the federal alternative minimum tax (“AMT”). Certain debt instruments in which the Fund is permitted to invest pay interest income subject to federal income tax. Distributions of market discount, short-term capital gains, and other taxable investment income will be taxable to you as ordinary income, and any distributions by the Fund of net long-term capital gains will generally be taxable to you as long-term capital gains. Distributions from the Fund may be subject to state and local taxes.

Early in the year, the Fund will provide you with information about the exempt-interest dividends you received during the preceding year. You must disclose this information on your federal tax return. The report also will state the amount that relates to private activity bonds which could be subject to the AMT. If the Fund invests substantially in private activity bonds, a substantial portion of the fund’s exempt-interest dividends will potentially be subject to the AMT and therefore not exempt from all federal income tax. Note that all exempt-interest dividends paid to a corporate shareholder will be included in adjusted current earnings for purposes of determining the corporation’s adjusted minimum taxable income potentially subject to the AMT. If you are a corporate shareholder or an individual shareholder who is or will be subject to the AMT, please consult your tax adviser regarding the implications of holding shares in the RS High Income Municipal Bond Fund.

If you receive Social Security or railroad retirement benefits, please consult your tax adviser and be aware that exempt-interest dividends will be considered for the purpose of determining to what extent your benefits will be taxed.

Interest on indebtedness you incurred to purchase or carry shares of RS High Income Municipal Bond Fund generally will not be deductible for federal income tax purposes.

Taxes When You Sell or Exchange Your Shares

Any gains resulting from the sale or exchange of your shares in the Funds (including an exchange for shares of another Fund) will also generally be subject to federal income tax as capital gains. Shares held by you for more than one year will be taxable as long-term capital gains described above. Shares held for less than one year will be taxable as short-term capital gains. For information about determining your tax basis for shares, including those acquired through the reinvestment of dividends, see “Cost Basis Reporting” above.

Foreign Investments

A Fund’s investments in foreign securities may be subject to foreign withholding and other taxes on investment income or, in some cases, gain from disposition of such securities. Foreign taxes decrease a Fund’s yield on the subject securities. If at the end of a Fund’s fiscal year more than 50% of the value of its total assets consists of stocks or securities of foreign corporations, it will be eligible and may choose to pass through to its shareholders a credit or deduction for foreign taxes it has paid. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Other Investments

A Fund’s investments in certain debt obligations, mortgage-backed securities and asset-backed securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

A Fund’s investments in derivatives and ETFs could affect the amount, timing and character of distributions from the Fund, and therefore, may increase the amount of taxes payable by its shareholders.

Consult Your Tax Adviser About Other Possible Tax Consequences

This is a summary of certain federal tax consequences of investing in a Fund. You should consult your tax adviser for more

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information on your own tax situation, including possible foreign, state, and local taxes.

Disclosure of Portfolio Holdings

The Funds have established a policy with respect to the disclosure of Fund portfolio holdings. A description of this policy is provided in the Statement of Additional Information (which may be obtained as described on the back cover of this Prospectus). In addition, by clicking on “Portfolio Holdings” and “Statistical Summaries” under the heading “Communications” on RS Investments’ website, the following information is or will be generally available to you:

Information	Available on Website No Earlier Than
Each Fund’s top 10 securities holdings and other portfolio statistics (which may include statistical summaries of the Fund’s portfolio holdings and commentaries by the Fund’s investment team that disclose the identity of a single or small number of specific securities held by the Fund) as of each quarter’s end	10 days after quarter-end
Each Fund’s holdings as of each quarter’s end	30 days after quarter-end

The Funds or RS Investments may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

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FINANCIAL HIGHLIGHTS

The “Financial Highlights” tables below are intended to help you understand each Fund’s financial performance for the past five fiscal years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. “Total Return” in the table represents the rate at which an investor would have made or lost money in an investment in the Fund (assuming the reinvestment of all distributions).

The financial highlights for each of the Funds have been audited by the Funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report, along with such Funds’ financial statements, is included in the Funds’ annual reports to shareholders, which are available on request, or online at RSinvestments.com.

RS Funds Financial Highlights
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Partners Fund (Class A):
Year ended 12/31/2012	$29.28	$(0.09)	$5.74	$5.65	$—	$(3.00)	$(3.00)
Year ended 12/31/2011	33.09	(0.27)	(2.28)	(2.55)	—	(1.26)	(1.26)
Year ended 12/31/2010	25.86	(0.33)	7.56	7.23	—	—	—
Year ended 12/31/2009	18.00	(0.16)	8.02	7.86	—	—	—
Year ended 12/31/2008	30.81	(0.17)	(11.79)	(11.96)	—	(0.85)	(0.85)
RS Partners Fund (Class K):
Year ended 12/31/2012	$28.75	$(0.39)	$5.78	$5.39	$—	$(3.00)	$(3.00)
Year ended 12/31/2011	32.67	(0.51)	(2.15)	(2.66)	—	(1.26)	(1.26)
Year ended 12/31/2010	25.66	(1.21)	8.22	7.01	—	—	—
Year ended 12/31/2009	17.91	(0.22)	7.97	7.75	—	—	—
Year ended 12/31/2008	30.77	(0.20)	(11.81)	(12.01)	—	(0.85)	(0.85)
RS Value Fund (Class A):
Year ended 12/31/2012	$23.04	$0.26	$2.92	$3.18	$(0.29)	$—	$(0.29)
Year ended 12/31/2011	25.91	(0.14)	(2.73)	(2.87)	—	—	—
Year ended 12/31/2010	20.65	(0.13)	5.39	5.26	—	—	—
Year ended 12/31/2009	14.99	—	5.70	5.70	(0.04)	—	(0.04)
Year ended 12/31/2008	26.27	0.04	(11.01)	(10.97)	(0.04)	(0.27)	(0.31)
RS Value Fund (Class C):
Year ended 12/31/2012	$22.35	$(0.04)	$2.94	$2.90	$(0.12)	$—	$(0.12)
Year ended 12/31/2011	25.33	(0.27)	(2.71)	(2.98)	—	—	—
Year ended 12/31/2010	20.33	(0.21)	5.21	5.00	—	—	—
Year ended 12/31/2009	14.86	(0.06)	5.57	5.51	(0.04)	—	(0.04)
Year ended 12/31/2008	26.16	(0.02)	(11.01)	(11.03)	—	(0.27)	(0.27)
RS Value Fund (Class K):
Year ended 12/31/2012	$22.73	$0.21	$2.83	$3.04	$(0.23)	$—	$(0.23)
Year ended 12/31/2011	25.66	(0.16)	(2.77)	(2.93)	—	—	—
Year ended 12/31/2010	20.53	(0.13)	5.26	5.13	—	—	—
Year ended 12/31/2009	14.95	(0.06)	5.68	5.62	(0.04)	—	(0.04)
Year ended 12/31/2008	26.24	(0.01)	(11.01)	(11.02)	—	(0.27)	(0.27)

122	800-766-3863

FINANCIAL HIGHLIGHTS

Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[2]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/(Loss) to Average Net Assets[2]	Gross Ratio of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate

$31.93	19.39%	$1,137,349	1.45%	1.48%	(0.21)%	(0.24)%	39%
29.28	(7.59)%	1,290,313	1.47%	1.47%	(0.77)%	(0.77)%	40%
33.09	27.96%	1,675,852	1.49%	1.50%	(1.07)%	(1.08)%	61%
25.86	43.67%	1,442,762	1.49%	1.56%	(0.72)%	(0.79)%	64%
18.00	(38.63)%	1,045,803	1.49%	1.52%	(0.50)%	(0.53)%	64%

$31.14	18.84%	$3,770	1.90%	1.93%	(0.65)%	(0.68)%	39%
28.75	(8.03)%	3,976	1.96%	1.96%	(1.25)%	(1.25)%	40%
32.67	27.32%	4,905	1.86%	1.87%	(1.44)%	(1.45)%	61%
25.66	43.27%	12,508	1.82%	1.89%	(1.05)%	(1.12)%	64%
17.91	(38.84)%	8,698	1.83%	1.87%	(0.84)%	(0.88)%	64%

$25.93	13.83%	$584,056	1.28%	1.37%	0.94%	0.85%	58%
23.04	(11.08)%	805,042	1.28%	1.31%	(0.35)%	(0.38)%	40%
25.91	25.47%	1,484,732	1.28%	1.38%	(0.49)%	(0.59)%	51%
20.65	38.01%	1,641,551	1.41%	1.45%	(0.02)%	(0.06)%	63%
14.99	(41.73)%	1,292,905	1.40%	1.40%	0.16%	0.16%	49%

$25.13	12.98%	$25,402	2.03%	2.11%	0.28%	0.20%	58%
22.35	(11.76)%	27,851	2.03%	2.10%	(1.07)%	(1.14)%	40%
25.33	24.59%	31,447	2.03%	2.09%	(1.23)%	(1.29)%	51%
20.33	37.07%	19,890	2.10%	2.14%	(0.77)%	(0.81)%	63%
14.86	(42.13)%	8,587	2.13%	2.13%	(0.48)%	(0.48)%	49%

$25.54	13.38%	$4,116	1.68%	1.74%	0.71%	0.65%	58%
22.73	(11.42)%	3,184	1.68%	1.81%	(0.71)%	(0.84)%	40%
25.66	24.99%	3,298	1.68%	1.77%	(0.87)%	(0.96)%	51%
20.53	37.58%	1,940	1.77%	1.82%	(0.39)%	(0.44)%	63%
14.95	(41.96)%	1,159	1.81%	1.81%	(0.17)%	(0.17)%	49%

Distributions reflect actual per-share amounts distributed for the period.

1	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.
2	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

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FINANCIAL HIGHLIGHTS

RS Funds Financial Highlights (continued)
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions	Increase From Regulatory Settlements
RS Large Cap Alpha Fund (Class A):
Year ended 12/31/2012	$38.48	$0.67	[3]	$5.58	$6.25	$(0.78)	$—	$(0.78)	$—
Year ended 12/31/2011	42.51	0.24	[3]	(4.09)	(3.85)	(0.23)	—	(0.23)	0.05
Year ended 12/31/2010	37.04	0.12	[3]	6.03	6.15	(0.68)	—	(0.68)	—
Year ended 12/31/2009	29.70	0.36		7.02	7.38	(0.05)	—	(0.05)	0.01
Year ended 12/31/2008	42.46	0.32		(12.76)	(12.44)	(0.32)	—	(0.32)	—
RS Large Cap Alpha Fund (Class C):
Year ended 12/31/2012	$35.63	$0.30	[3]	$5.17	$5.47	$(0.44)	$—	$(0.44)	$—
Year ended 12/31/2011	39.44	(0.08)[3]		(3.78)	(3.86)	—	—	—	0.05
Year ended 12/31/2010	34.57	(0.15)[3]		5.59	5.44	(0.57)	—	(0.57)	—
Year ended 12/31/2009	27.93	0.18		6.50	6.68	(0.05)	—	(0.05)	0.01
Year ended 12/31/2008	40.07	0.43		(12.39)	(11.96)	(0.18)	—	(0.18)	—
RS Large Cap Alpha Fund (Class K):
Year ended 12/31/2012	$38.42	$0.53	[3]	$5.55	$6.08	$(0.62)	$—	$(0.62)	$—
Year ended 12/31/2011	42.35	0.06	[3]	(4.04)	(3.98)	—	—	—	0.05
Year ended 12/31/2010	36.94	(0.01)[3]		5.99	5.98	(0.57)	—	(0.57)	—
Year ended 12/31/2009	29.75	0.14		7.09	7.23	(0.05)	—	(0.05)	0.01
Year ended 12/31/2008	42.49	0.18		(12.73)	(12.55)	(0.19)	—	(0.19)	—

124	800-766-3863

FINANCIAL HIGHLIGHTS

Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[2]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/(Loss) to Average Net Assets[2]	Gross Ratio of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate

$43.95	16.26%	$491,082	0.98%	0.98%	1.59%	1.59%	51%
38.48	(8.92)%[4]	485,820	0.92%	0.92%	0.58%	0.58%	41%
42.51	16.63%	734,834	0.95%	0.96%	0.31%	0.30%	50%
37.04	24.89%[4]	698,280	0.93%	1.04%	0.98%	0.87%	145%
29.70	(29.29)%	629,799	0.93%	0.95%	0.90%	0.88%	54%

$40.66	15.37%	$23,824	1.75%	1.75%	0.78%	0.78%	51%
35.63	(9.66)%[4]	27,323	1.69%	1.69%	(0.22)%	(0.22)%	41%
39.44	15.76%	48,829	1.70%	1.70%	(0.42)%	(0.42)%	50%
34.57	23.97%[4]	38,885	1.77%	1.77%	0.06%	0.06%	145%
27.93	(29.84)%	19,300	1.74%	1.74%	0.14%	0.14%	54%

$43.88	15.84%	$13,911	1.33%	1.33%	1.26%	1.26%	51%
38.42	(9.28)%[4]	13,667	1.33%	1.33%	0.13%	0.13%	41%
42.35	16.21%	28,458	1.30%	1.33%	(0.02)%	(0.05)%	50%
36.94	24.35%[4]	22,179	1.28%	1.40%	0.52%	0.40%	145%
29.75	(29.52)%	12,191	1.28%	1.34%	0.56%	0.50%	54%

Distributions reflect actual per-share amounts distributed for the period.

1	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.
2	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.
3	Calculated based on the average shares outstanding during the period.
4	Without the effect of the increase from the regulatory settlements, the total returns would have been for RS Large Cap Alpha Fund for 2011 (9.05)%, (9.78)%, and (9.42)%; for 2009 24.86%, 23.93%, and 24.32% for Class A, Class C, and Class K, respectively.

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FINANCIAL HIGHLIGHTS

RS Funds Financial Highlights (continued)
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Investors Fund (Class A):
Year ended 12/31/2012	$7.48	$0.12 [3]	$1.48	$1.60	$(0.12)	$—	$(0.12)
Year ended 12/31/2011	7.88	(0.01)[3]	(0.39)	(0.40)	—	—	—
Year ended 12/31/2010	6.31	(0.01)[3]	1.58	1.57	—	—	—
Year ended 12/31/2009	4.17	(0.08)	2.22	2.14	—	—	—
Year ended 12/31/2008	9.59	(0.16)	(4.64)	(4.80)	—	(0.62)	(0.62)
RS Investors Fund (Class C):
Year ended 12/31/2012	$7.16	$0.05 [3]	$1.42	$1.47	$(0.03)	$—	$(0.03)
Year ended 12/31/2011	7.60	(0.06)[3]	(0.38)	(0.44)	—	—	—
Year ended 12/31/2010	6.09	(0.03)[3]	1.54	1.51	—	—	—
Year ended 12/31/2009	4.21	(0.22)	2.10	1.88	—	—	—
Year ended 12/31/2008	9.54	(0.14)	(4.57)	(4.71)	—	(0.62)	(0.62)
RS Investors Fund (Class K):
Year ended 12/31/2012	$7.16	$0.09 [3]	$1.42	$1.51	$(0.08)	$—	$(0.08)
Year ended 12/31/2011	7.57	(0.03)[3]	(0.38)	(0.41)	—	—	—
Year ended 12/31/2010	6.07	(0.01)[3]	1.51	1.50	—	—	—
Year ended 12/31/2009	4.06	(0.11)	2.12	2.01	—	—	—
Year ended 12/31/2008	9.51	(0.13)	(4.70)	(4.83)	—	(0.62)	(0.62)
RS Global Natural Resources Fund (Class A):
Year ended 12/31/2012	$34.60	$(0.10)[3]	$2.21	$2.11	$—	$(0.11)	$(0.11)
Year ended 12/31/2011	37.58	(0.15)[3]	(2.60)	(2.75)	—	(0.23)	(0.23)
Year ended 12/31/2010	29.94	(0.14)[3]	7.78	7.64	—	—	—
Year ended 12/31/2009	20.05	(0.04)	9.93	9.89	—	—	—
Year ended 12/31/2008	37.97	(0.05)	(17.71)	(17.76)	(0.01)	(0.15)	(0.16)
RS Global Natural Resources Fund (Class C):
Year ended 12/31/2012	$33.30	$(0.33)[3]	$2.12	$1.79	$—	$(0.11)	$(0.11)
Year ended 12/31/2011	36.45	(0.40)[3]	(2.52)	(2.92)	—	(0.23)	(0.23)
Year ended 12/31/2010	29.26	(0.38)[3]	7.57	7.19	—	—	—
Year ended 12/31/2009	19.75	0.06	9.45	9.51	—	—	—
Year ended 12/31/2008	37.73	(0.22)	(17.60)	(17.82)	(0.01)	(0.15)	(0.16)
RS Global Natural Resources Fund (Class K):
Year ended 12/31/2012	$33.74	$(0.22)[3]	$2.16	$1.94	$—	$(0.11)	$(0.11)
Year ended 12/31/2011	36.81	(0.30)[3]	(2.54)	(2.84)	—	(0.23)	(0.23)
Year ended 12/31/2010	29.46	(0.28)[3]	7.63	7.35	—	—	—
Year ended 12/31/2009	19.84	(0.05)	9.67	9.62	—	—	—
Year ended 12/31/2008	37.75	(0.14)	(17.61)	(17.75)	(0.01)	(0.15)	(0.16)

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FINANCIAL HIGHLIGHTS

Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[2]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/(Loss) to Average Net Assets[2]	Gross Ratio of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate

$8.96	21.46%	$12,183	1.30%	2.28%	1.42%	0.44%	97%
7.48	(5.08)%	11,715	1.22%	2.07%	(0.11)%	(0.96)%	55%
7.88	24.88%	13,004	1.05%	2.18%	(0.18)%	(1.31)%	62%
6.31	51.32%	10,696	2.22%	2.34%	(1.44)%	(1.56)%	84%
4.17	(49.50)%	8,955	1.98%	1.98%	(1.33)%	(1.33)%	65%

$8.60	20.59%	$588	2.05%	3.31%	0.62%	(0.64)%	97%
7.16	(5.79)%	642	1.87%	2.99%	(0.75)%	(1.87)%	55%
7.60	24.79%	548	1.34%	3.57%	(0.43)%	(2.66)%	62%
6.09	44.66%	139	4.57%	5.15%	(3.83)%	(4.41)%	84%
4.21	(48.80)%	20	1.43%	4.15%	(0.79)%	(3.51)%	65%

$8.59	21.04%	$211	1.70%	3.22%	1.17%	(0.35)%	97%
7.16	(5.42)%	151	1.52%	2.65%	(0.40)%	(1.53)%	55%
7.57	24.71%	133	1.05%	2.83%	(0.16)%	(1.94)%	62%
6.07	49.51%	97	3.46%	3.90%	(2.70)%	(3.14)%	84%
4.06	(50.25)%	43	3.23%	3.23%	(2.55)%	(2.55)%	65%

$36.60	6.10%	$1,561,862	1.45%	1.52%	(0.27)%	(0.34)%	36%
34.60	(7.31)%	1,397,688	1.45%	1.48%	(0.41)%	(0.44)%	25%
37.58	25.52%	1,341,020	1.45%	1.47%	(0.44)%	(0.46)%	27%
29.94	49.33%	998,909	1.46%	1.50%	(0.10)%	(0.14)%	34%
20.05	(46.76)%	843,964	1.49%	1.49%	(0.13)%	(0.13)%	43%

$34.98	5.38%	$147,154	2.14%	2.21%	(0.96)%	(1.03)%	36%
33.30	(8.01)%	105,206	2.18%	2.21%	(1.11)%	(1.14)%	25%
36.45	24.57%	57,883	2.23%	2.25%	(1.23)%	(1.25)%	27%
29.26	48.15%	13,467	2.27%	2.29%	(0.99)%	(1.01)%	34%
19.75	(47.22)%	3,129	2.34%	2.34%	(0.95)%	(0.95)%	43%

$35.57	5.75%	$8,892	1.80%	1.87%	(0.64)%	(0.71)%	36%
33.74	(7.71)%	5,439	1.87%	1.90%	(0.83)%	(0.86)%	25%
36.81	24.95%	5,542	1.90%	1.92%	(0.89)%	(0.91)%	27%
29.46	48.49%	2,685	2.02%	2.05%	(0.70)%	(0.73)%	34%
19.84	(47.01)%	736	2.10%	2.11%	(0.66)%	(0.67)%	43%

Distributions reflect actual per-share amounts distributed for the period.

1	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.
2

Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

3	Calculated based on the average shares outstanding during the period.

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FINANCIAL HIGHLIGHTS

RS Funds Financial Highlights (continued)
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions	Increase From Regulatory Settlements
RS Small Cap Growth Fund (Class A):
Year ended 12/31/2012	$40.70	$(0.43)[3]	$6.44	$6.01	$—	$—	$—	$—
Year ended 12/31/2011	41.67	(0.48)[3]	(0.53)	(1.01)	—	—	—	0.04
Year ended 12/31/2010	32.63	(0.35)[3]	9.39	9.04	—	—	—	—
Year ended 12/31/2009	22.10	(0.33)	10.54	10.21	—	—	—	0.32
Year ended 12/31/2008	40.63	(0.48)	(18.05)	(18.53)	—	—	—	—
RS Small Cap Growth Fund (Class C):
Year ended 12/31/2012	$38.38	$(0.66)[3]	$6.06	$5.40	$—	$—	$—	$—
Year ended 12/31/2011	39.97	(1.12)[3]	(0.51)	(1.63)	—	—	—	0.04
Year ended 12/31/2010	31.66	(0.73)[3]	9.04	8.31	—	—	—	—
Year ended 12/31/2009	21.74	(0.60)	10.20	9.60	—	—	—	0.32
Year ended 12/31/2008	40.56	(0.49)	(18.33)	(18.82)	—	—	—	—
RS Small Cap Growth Fund (Class K):
Year ended 12/31/2012	$39.29	$(0.64)[3]	$6.20	$5.56	$—	$—	$—	$—
Year ended 12/31/2011	40.47	(0.71)[3]	(0.51)	(1.22)	—	—	—	0.04
Year ended 12/31/2010	31.86	(0.53)[3]	9.14	8.61	—	—	—	—
Year ended 12/31/2009	21.76	(0.34)	10.12	9.78	—	—	—	0.32
Year ended 12/31/2008	40.36	(0.25)	(18.35)	(18.60)	—	—	—	—

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FINANCIAL HIGHLIGHTS

Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[2]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[2]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$46.71	14.77%	$523,193	1.35%	1.48%	(0.94)%	(1.07)%	106%
40.70	(2.33)%[4]	452,050	1.35%	1.45%	(1.11)%	(1.21)%	105%
41.67	27.70%	497,638	1.35%	1.47%	(1.00)%	(1.12)%	120%
32.63	47.65%[4]	415,040	1.59%	1.59%	(1.43)%	(1.43)%	142%
22.10	(45.61)%	251,233	1.49%	1.49%	(1.20)%	(1.20)%	159%

$43.78	14.07%	$1,881	1.97%	2.10%	(1.56)%	(1.69)%	106%
38.38	(3.98)%[4]	1,328	2.97%	3.07%	(2.73)%	(2.83)%	105%
39.97	26.25%	937	2.51%	2.63%	(2.14)%	(2.26)%	120%
31.66	45.63%[4]	492	2.98%	2.98%	(2.82)%	(2.82)%	142%
21.74	(46.40)%	305	3.11%	3.11%	(2.85)%	(2.85)%	159%

$44.85	14.15%	$1,056	1.88%	2.01%	(1.46)%	(1.59)%	106%
39.29	(2.92)%[4]	969	1.94%	2.04%	(1.70)%	(1.80)%	105%
40.47	27.02%	931	1.89%	2.01%	(1.54)%	(1.66)%	120%
31.86	46.42%[4]	639	2.44%	2.44%	(2.28)%	(2.28)%	142%
21.76	(46.09)%	212	2.40%	2.40%	(2.14)%	(2.14)%	159%

Distributions reflect actual per-share amounts distributed for the period.

1	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.
2	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.
3	Calculated based on the average shares outstanding during the period.
4	Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund for 2011 (2.44)%, (4.07)%, and (3.02)%; for 2009 46.38%, 44.39%, and 45.40%, for Class A, Class C and Class K, respectively.

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FINANCIAL HIGHLIGHTS

RS Funds Financial Highlights (continued)
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions	Increase From Regulatory Settlements
RS Select Growth Fund (Class A):
Year ended 12/31/2012	$30.79	$(0.25)[3]	$5.98	$5.73	$—	$—	$—	$—
Year ended 12/31/2011	29.24	(0.33)[3]	1.84	1.51	—	—	—	0.04
Year ended 12/31/2010	22.23	(0.24)[3]	7.25	7.01	—	—	—	—
Year ended 12/31/2009	15.08	(0.24)	7.36	7.12	—	—	—	0.03
Year ended 12/31/2008	27.43	(0.40)	(11.95)	(12.35)	—	—	—	—
RS Select Growth Fund (Class C):
Year ended 12/31/2012	$29.51	$(0.47)[3]	$5.70	$5.23	$—	$—	$—	$—
Year ended 12/31/2011	28.32	(0.58)[3]	1.73	1.15	—	—	—	0.04
Year ended 12/31/2010	21.77	(0.43)[3]	6.98	6.55	—	—	—	—
Year ended 12/31/2009	14.99	(0.16)	6.91	6.75	—	—	—	0.03
Year ended 12/31/2008	27.40	(0.24)	(12.17)	(12.41)	—	—	—	—
RS Select Growth Fund (Class K):
Year ended 12/31/2012	$29.30	$(0.57)[3]	$5.70	$5.13	$—	$—	$—	$—
Year ended 12/31/2011	28.02	(0.51)[3]	1.75	1.24	—	—	—	0.04
Year ended 12/31/2010	21.47	(0.40)[3]	6.95	6.55	—	—	—	—
Year ended 12/31/2009	14.77	(0.40)	7.07	6.67	—	—	—	0.03
Year ended 12/31/2008	27.32	(0.40)	(12.15)	(12.55)	—	—	—	—

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FINANCIAL HIGHLIGHTS

Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[2]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[2]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$36.52	18.61%	$192,954	1.35%	1.55%	(0.72)%	(0.92)%	112%
30.79	5.30%[4]	90,223	1.35%	1.61%	(1.07)%	(1.33)%	104%
29.24	31.53%	70,100	1.35%	1.66%	(0.98)%	(1.29)%	137%
22.23	47.41%[4]	61,480	1.85%	1.86%	(1.25)%	(1.26)%	149%
15.08	(45.02)%	47,730	1.68%	1.69%	(1.31)%	(1.32)%	157%

$34.74	17.72%	$21,322	2.15%	2.35%	(1.43)%	(1.63)%	112%
29.51	4.20%[4]	2,253	2.26%	2.52%	(1.94)%	(2.20)%	104%
28.32	30.09%	223	2.23%	2.54%	(1.80)%	(2.11)%	137%
21.77	45.23%[4]	78	2.38%	2.39%	(1.65)%	(1.66)%	149%
14.99	(45.29)%	109	2.34%	2.35%	(1.99)%	(2.00)%	157%

$34.43	17.51%	$302	2.31%	2.51%	(1.75)%	(1.95)%	112%
29.30	4.57%[4]	170	1.99%	2.25%	(1.72)%	(1.98)%	104%
28.02	30.51%	128	2.11%	2.42%	(1.73)%	(2.04)%	137%
21.47	45.36%[4]	96	3.36%	3.37%	(2.71)%	(2.72)%	149%
14.77	(45.94)%	42	3.41%	3.69%	(3.06)%	(3.34)%	157%

Distributions reflect actual per-share amounts distributed for the period.

1	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.
2	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.
3	Calculated based on the average shares outstanding during the period.
4	Without the effect of the income from the regulatory settlements, the total returns would have been for RS Select Growth Fund for 2011 5.21%, 4.14%, and 4.49%; for 2009 47.15%, 45.23%, and 45.16% for Class A, Class C and Class K, respectively.

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FINANCIAL HIGHLIGHTS

RS Funds Financial Highlights (continued)
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions	Increase From Regulatory Settlements
RS Mid Cap Growth Fund (Class A):
Year ended 12/31/2012	$11.38	$(0.08)[3]	$1.77	$1.69	$—	$—	$—	$—
Year ended 12/31/2011	11.26	(0.09)[3]	0.21	0.12	—	—	—	—
Year ended 12/31/2010	9.00	(0.06)[3]	2.32	2.26	—	—	—	—
Year ended 12/31/2009	6.46	(0.06)	2.60	2.54	—	—	—	—
Year ended 12/31/2008	14.17	(0.13)	(7.32)	(7.45)	—	(0.26)	(0.26)	—
RS Mid Cap Growth Fund (Class C):
Year ended 12/31/2012	$10.81	$(0.18)[3]	$1.67	$1.49	$—	$—	$—	$—
Year ended 12/31/2011	10.79	(0.19)[3]	0.21	0.02	—	—	—	—
Year ended 12/31/2010	8.73	(0.16)[3]	2.22	2.06	—	—	—	—
Year ended 12/31/2009	6.36	(0.16)	2.53	2.37	—	—	—	—
Year ended 12/31/2008	14.05	(0.12)	(7.31)	(7.43)	—	(0.26)	(0.26)	—
RS Mid Cap Growth Fund (Class K):
Year ended 12/31/2012	$11.00	$(0.15)[3]	$1.71	$1.56	$—	$—	$—	$—
Year ended 12/31/2011	10.94	(0.15)[3]	0.21	0.06	—	—	—	—
Year ended 12/31/2010	8.80	(0.11)[3]	2.25	2.14	—	—	—	—
Year ended 12/31/2009	6.37	(0.07)	2.50	2.43	—	—	—	—
Year ended 12/31/2008	14.08	(0.07)	(7.38)	(7.45)	—	(0.26)	(0.26)	—

132	800-766-3863

FINANCIAL HIGHLIGHTS

Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[2]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[2]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$13.07	14.85%	$55,023	1.34%	1.51%	(0.60)%	(0.77)%	110%
11.38	1.07%	50,540	1.48%	1.48%	(0.81)%	(0.81)%	85%
11.26	25.11%	56,677	1.49%	1.51%	(0.66)%	(0.68)%	125%
9.00	39.32%	58,218	1.46%	1.51%	(0.68)%	(0.73)%	144%
6.46	(52.50)%	89,584	1.29%	1.35%	(0.83)%	(0.89)%	281%

$12.30	13.78%	$2,071	2.30%	2.47%	(1.52)%	(1.69)%	110%
10.81	0.19%	1,178	2.41%	2.41%	(1.73)%	(1.73)%	85%
10.79	23.60%	786	2.71%	2.73%	(1.79)%	(1.81)%	125%
8.73	37.26%	496	2.83%	2.88%	(2.01)%	(2.06)%	144%
6.36	(52.80)%	450	2.02%	2.34%	(1.54)%	(1.86)%	281%

$12.56	14.18%	$797	1.92%	2.09%	(1.18)%	(1.35)%	110%
11.00	0.55%	804	2.00%	2.00%	(1.31)%	(1.31)%	85%
10.94	24.32%	854	2.08%	2.10%	(1.19)%	(1.21)%	125%
8.80	38.15%	615	2.23%	2.28%	(1.36)%	(1.41)%	144%
6.37	(52.83)%	288	2.10%	2.15%	(1.60)%	(1.65)%	281%

Distributions reflect actual per-share amounts distributed for the period.

1	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.
2	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.
3	Calculated based on the average shares outstanding during the period.

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FINANCIAL HIGHLIGHTS

RS Funds Financial Highlights (continued)
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions	Increase From Regulatory Settlements
RS Growth Fund (Class A):
Year ended 12/31/2012	$11.77	$— [4]	$1.69	$1.69	$—	$—	$—	$—
Year ended 12/31/2011	11.85	(0.05)	(0.04)	(0.09)	—	—	—	0.01
Year ended 12/31/2010	10.47	(0.04)	1.42	1.38	—	—	—	—
Year ended 12/31/2009	7.96	(0.01)	2.51	2.50	—	—	—	0.01
Year ended 12/31/2008	14.43	(0.03)	(6.28)	(6.31)	—	(0.16)	(0.16)	—
RS Growth Fund (Class C):
Year ended 12/31/2012	$11.20	$(0.02)	$1.52	$1.50	$—	$—	$—	$—
Year ended 12/31/2011	11.44	(0.15)	(0.10)	(0.25)	—	—	—	0.01
Year ended 12/31/2010	10.23	(0.13)	1.34	1.21	—	—	—	—
Year ended 12/31/2009	7.91	(0.09)	2.40	2.31	—	—	—	0.01
Year ended 12/31/2008	14.38	(0.07)	(6.24)	(6.31)	—	(0.16)	(0.16)	—
RS Growth Fund (Class K):
Year ended 12/31/2012	$11.59	$(0.16)	$1.75	$1.59	$—	$—	$—	$—
Year ended 12/31/2011	11.73	(0.21)	0.06	(0.15)	—	—	—	0.01
Year ended 12/31/2010	10.43	(0.06)	1.36	1.30	—	—	—	—
Year ended 12/31/2009	7.98	(0.04)	2.48	2.44	—	—	—	0.01
Year ended 12/31/2008	14.50	(0.04)	(6.32)	(6.36)	—	(0.16)	(0.16)	—

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FINANCIAL HIGHLIGHTS

Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[2]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[2]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$13.46	14.36%	$95,563	1.37%	1.37%	(0.01)%	(0.01)%	93%
11.77	(0.68)%[3]	92,825	1.34%	1.34%	(0.38)%	(0.38)%	86%
11.85	13.18%	104,758	1.35%	1.35%	(0.35)%	(0.35)%	109%
10.47	31.53%[3]	109,272	1.40%	1.40%	(0.10)%	(0.10)%	128%
7.96	(43.73)%	91,714	1.33%	1.33%	(0.28)%	(0.28)%	281%

$12.70	13.39%	$756	2.32%	2.32%	(0.92)%	(0.92)%	93%
11.20	(2.10)%[3]	529	2.81%	2.81%	(1.81)%	(1.81)%	86%
11.44	11.83%	475	2.51%	2.51%	(1.51)%	(1.51)%	109%
10.23	29.33%[3]	375	3.06%	3.06%	(1.78)%	(1.78)%	128%
7.91	(43.88)%	198	1.89%	2.69%	(0.83)%	(1.63)%	281%

$13.18	13.72%	$674	1.94%	1.94%	(0.63)%	(0.63)%	93%
11.59	(1.19)%[3]	741	1.86%	1.86%	(0.91)%	(0.91)%	86%
11.73	12.46%	1,087	1.91%	1.91%	(0.92)%	(0.92)%	109%
10.43	30.70%[3]	692	2.10%	2.10%	(0.81)%	(0.81)%	128%
7.98	(43.86)%	343	2.08%	2.08%	(0.98)%	(0.98)%	281%

Distributions reflect actual per-share amounts distributed for the period.

1	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.
2	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.
3	Without the effect of the income from the regulatory settlements, the total returns would have been for RS Growth Fund for 2011 (0.78)%, (2.18)% and (1.27)%; for 2009 31.53%, 29.20% and 30.58% for Class A, Class C and Class K, respectively.
4	Rounds to $0.00 per share.

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FINANCIAL HIGHLIGHTS

RS Funds Financial Highlights (continued)
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Return of Capital	Total Distributions
RS Technology Fund (Class A):
Year ended 12/31/2012	$16.54	$(0.20)[3]	$1.56	$1.36	$—	$(0.95)	$—	$(0.95)
Year ended 12/31/2011	19.60	(0.24)[3]	(2.10)	(2.34)	—	(0.72)	—	(0.72)
Year ended 12/31/2010	14.89	(0.20)[3]	5.58	5.38	—	(0.67)	—	(0.67)
Year ended 12/31/2009	8.50	(0.13)	6.52	6.39	—	—	—	—
Year ended 12/31/2008	17.53	(0.14)	(8.78)	(8.92)	(0.03)	(0.08)	—	(0.11)
RS Technology Fund (Class C):
Year ended 12/31/2012	$15.74	$(0.33)[3]	$1.50	$1.17	$—	$(0.95)	$—	$(0.95)
Year ended 12/31/2011	18.83	(0.36)[3]	(2.01)	(2.37)	—	(0.72)	—	(0.72)
Year ended 12/31/2010	14.45	(0.33)[3]	5.38	5.05	—	(0.67)	—	(0.67)
Year ended 12/31/2009	8.37	(0.02)	6.10	6.08	—	—	—	—
Year ended 12/31/2008	17.39	(0.25)	(8.66)	(8.91)	(0.03)	(0.08)	—	(0.11)
RS Technology Fund (Class K):
Year ended 12/31/2012	$15.96	$(0.28)[3]	$1.51	$1.23	$—	$(0.95)	$—	$(0.95)
Year ended 12/31/2011	19.06	(0.35)[3]	(2.03)	(2.38)	—	(0.72)	—	(0.72)
Year ended 12/31/2010	14.59	(0.31)[3]	5.45	5.14	—	(0.67)	—	(0.67)
Year ended 12/31/2009	8.39	(0.21)	6.41	6.20	—	—	—	—
Year ended 12/31/2008	17.44	(0.09)	(8.85)	(8.94)	(0.03)	(0.08)	—	(0.11)
RS Small Cap Equity Fund (Class A):
Year ended 12/31/2012	$15.54	$(0.16)[3]	$2.44	$2.28	$—	$(0.70)	$—	$(0.70)
Year ended 12/31/2011	15.92	(0.17)[3]	(0.23)	(0.40)	—	—	—	—
Year ended 12/31/2010	12.44	(0.12)[3]	3.60	3.48	—	—	—	—
Year ended 12/31/2009	9.10	(0.07)	3.41	3.34	—	—	—	—
Year ended 12/31/2008	14.28	(0.04)	(5.06)	(5.10)	(0.01)	(0.05)	(0.02)	(0.08)
RS Small Cap Equity Fund (Class C):
Year ended 12/31/2012	$12.43	$(0.25)[3]	$1.95	$1.70	$—	$(0.70)	$—	$(0.70)
Year ended 12/31/2011	12.86	(0.26)[3]	(0.19)	(0.45)	—	—	—	—
Year ended 12/31/2010	10.14	(0.20)[3]	2.92	2.72	—	—	—	—
Year ended 12/31/2009	7.49	(1.87)	4.52	2.65	—	—	—	—
Year ended 12/31/2008	11.88	(0.10)	(4.21)	(4.31)	(0.01)	(0.05)	(0.02)	(0.08)
RS Small Cap Equity Fund (Class K):
Year ended 12/31/2012	$14.70	$(0.20)[3]	$2.32	$2.12	$—	$(0.70)	$—	$(0.70)
Year ended 12/31/2011	15.12	(0.21)[3]	(0.23)	(0.44)	—	—	—	—
Year ended 12/31/2010	11.85	(0.16)[3]	3.43	3.27	—	—	—	—
Year ended 12/31/2009	8.69	(0.20)	3.36	3.16	—	—	—	—
Year ended 12/31/2008	13.69	(0.07)	(4.85)	(4.92)	(0.01)	(0.05)	(0.02)	(0.08)

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FINANCIAL HIGHLIGHTS

Increase From Regulatory Settlements	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[2]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[2]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$—	$16.95	8.30%	$123,343	1.59%	1.59%	(1.11)%	(1.11)%	84%
—	16.54	(11.91)%	156,795	1.53%	1.53%	(1.21)%	(1.21)%	121%
—	19.60	36.15%	278,856	1.52%	1.52%	(1.21)%	(1.21)%	117%
—	14.89	75.18%	170,830	1.60%	1.60%	(1.35)%	(1.35)%	128%
—	8.50	(50.90)%	58,414	1.68%	1.68%	(0.73)%	(0.73)%	115%

$—	$15.96	7.51%	$15,660	2.36%	2.36%	(1.88)%	(1.88)%	84%
—	15.74	(12.56)%	15,977	2.32%	2.32%	(1.99)%	(1.99)%	121%
—	18.83	34.97%	6,210	2.38%	2.38%	(2.02)%	(2.02)%	117%
—	14.45	72.64%	1,386	2.81%	2.81%	(2.60)%	(2.60)%	128%
—	8.37	(51.26)%	144	2.33%	2.88%	(1.32)%	(1.87)%	115%

$—	$16.24	7.79%	$1,077	2.08%	2.08%	(1.60)%	(1.60)%	84%
—	15.96	(12.46)%	998	2.16%	2.16%	(1.84)%	(1.84)%	121%
—	19.06	35.25%	1,016	2.18%	2.18%	(1.89)%	(1.89)%	117%
—	14.59	73.90%	415	2.47%	2.47%	(2.23)%	(2.23)%	128%
—	8.39	(51.28)%	159	2.52%	2.66%	(1.81)%	(1.95)%	115%

$—	$17.12	14.78%	$54,669	1.35%	1.35%	(0.93)%	(0.93)%	98%
0.02	15.54	(2.39)%[4]	55,180	1.26%	1.26%	(1.05)%	(1.05)%	100%
—	15.92	27.97%	95,631	1.27%	1.36%	(0.92)%	(1.01)%	121%
—	12.44	36.70%	81,629	1.27%	1.40%	(0.74)%	(0.87)%	177%
—	9.10	(35.67)%	68,315	1.27%	1.29%	(0.33)%	(0.35)%	119%

$—	$13.43	13.81%	$1,904	2.22%	2.24%	(1.78)%	(1.80)%	98%
0.02	12.43	(3.34)%[4]	1,523	2.19%	2.19%	(1.97)%	(1.97)%	100%
—	12.86	26.82%	1,804	2.19%	2.19%	(1.84)%	(1.84)%	121%
—	10.14	35.38%	1,529	2.10%	2.10%	(1.58)%	(1.58)%	177%
—	7.49	(36.23)%	7,081	2.07%	2.07%	(1.11)%	(1.11)%	119%

$—	$16.12	14.53%	$4,714	1.60%	1.77%	(1.23)%	(1.40)%	98%
0.02	14.70	(2.78)%[4]	9,717	1.60%	1.78%	(1.38)%	(1.56)%	100%
—	15.12	27.59%	11,020	1.60%	1.76%	(1.25)%	(1.41)%	121%
—	11.85	36.36%	9,168	1.60%	1.82%	(1.09)%	(1.31)%	177%
—	8.69	(35.90)%	10,865	1.60%	1.69%	(0.64)%	(0.73)%	119%

Distributions reflect actual per-share amounts distributed for the period.

1	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.
2	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.
3	Calculated based on the average shares outstanding during the period.
4	Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Equity Fund (2.51)%, (3.46)%, (2.87)% for Class A, Class C and Class K, respectively.

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FINANCIAL HIGHLIGHTS

RS Funds Financial Highlights (continued)
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Return of Capital	Total Distributions
RS International Growth Fund (Class A):
Year ended 12/31/2012	$15.44	$0.12	[3]	$2.60	$2.72	$(0.08)	$—	$—	$(0.08)
Year ended 12/31/2011	17.79	0.14	[3]	(2.61)	(2.47)	— [4]	—	—	— [4]
Year ended 12/31/2010	15.73	0.07	[3]	2.32	2.39	(0.37)	—	—	(0.37)
Year ended 12/31/2009	11.59	0.09	[3]	3.85	3.94	—	—	—	—
Year ended 12/31/2008	20.70	0.27		(9.22)	(8.95)	(0.14)	—	(0.02)	(0.16)
RS International Growth Fund (Class C):
Year ended 12/31/2012	$13.61	$(0.02)[3]		$2.29	$2.27	$(0.03)	$—	$—	$(0.03)
Year ended 12/31/2011	15.79	0.04	[3]	(2.34)	(2.30)	— [4]	—	—	— [4]
Year ended 12/31/2010	14.03	(0.05)[3]		2.06	2.01	(0.29)	—	—	(0.29)
Year ended 12/31/2009	10.41	—	[3,4]	3.42	3.42	—	—	—	—
Year ended 12/31/2008	18.60	0.12		(8.25)	(8.13)	(0.04)	—	(0.02)	(0.06)
RS International Growth Fund (Class K):
Year ended 12/31/2012	$15.03	$0.06	[3]	$2.52	$2.58	$(0.03)	$—	$—	$(0.03)
Year ended 12/31/2011	17.39	0.10	[3]	(2.58)	(2.48)	— [4]	—	—	— [4]
Year ended 12/31/2010	15.41	—	[3,4]	2.26	2.26	(0.32)	—	—	(0.32)
Year ended 12/31/2009	11.37	0.06	[3]	3.78	3.84	—	—	—	—
Year ended 12/31/2008	20.31	0.21		(9.04)	(8.83)	(0.09)	—	(0.02)	(0.11)

138	800-766-3863

FINANCIAL HIGHLIGHTS

Increase From Regulatory Settlements	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[2]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/(Loss) to Average Net Assets[2]	Gross Ratio of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$18.08	17.65%	$34,005	1.34%	1.34%	0.73%	0.73%	21%
0.12	15.44	(13.19)%[5]	29,807	1.40%	1.42%	0.82%	0.80%	15%
0.04	17.79	15.50%[5]	32,556	1.54%	1.60%	0.45%	0.39%	23%
0.20	15.73	35.72%[5]	28,303	1.73%	1.75%	0.71%	0.69%	99%
—	11.59	(43.23)%	23,622	1.50%	1.50%	1.42%	1.42%	35%

$—	$15.85	16.69%	$2,370	2.20%	2.20%	(0.12)%	(0.12)%	21%
0.12	13.61	(13.78)%[5]	1,600	2.14%	2.14%	0.26%	0.26%	15%
0.04	15.79	14.61%[5]	10,124	2.30%	2.30%	(0.32)%	(0.32)%	23%
0.20	14.03	34.77%[5]	8,040	2.43%	2.43%	(0.02)%	(0.02)%	99%
—	10.41	(43.68)%	5,946	2.23%	2.23%	0.66%	0.66%	35%

$—	$17.58	17.18%	$4,247	1.74%	1.74%	0.38%	0.38%	21%
0.12	15.03	(13.55)%[5]	4,132	1.78%	1.78%	0.59%	0.59%	15%
0.04	17.39	14.95%[5]	17,234	1.95%	1.95%	0.03%	0.03%	23%
0.20	15.41	35.53%[5]	14,790	1.96%	2.12%	0.45%	0.29%	99%
—	11.37	(43.45)%	10,896	1.85%	1.86%	1.04%	1.03%	35%

Distributions reflect actual per-share amounts distributed for the period.

1	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.
2	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.
3	Calculated based on the average shares outstanding during the period.
4	Rounds to $0.00 per share.
5	Without the effect of the income from regulatory settlements, the total returns would have been for 2011 (13.49)%, (14.07)%, and (13.86)%; for 2010 15.17%, 14.32%, and 14.68%; for 2009, 33.91%, 32.95%, and 33.69% for Class A, Class C and Class K, respectively. The total return impact from regulatory settlements is calculated based on average shares outstanding for the period.

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FINANCIAL HIGHLIGHTS

RS Funds Financial Highlights (continued)
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Emerging Markets Fund (Class A):
Year ended 12/31/2012	$21.13	$0.07	[3]	$2.73	$2.80	$(0.05)	$—	$(0.05)
Year ended 12/31/2011	26.74	0.07	[3]	(5.68)	(5.61)	—	—	—
Year ended 12/31/2010	23.12	(0.01)[3]		4.18	4.17	(0.55)	—	(0.55)
Year ended 12/31/2009	12.14	(0.02)[3]		11.29	11.27	(0.29)	—	(0.29)
Year ended 12/31/2008	27.68	0.07		(15.49)	(15.42)	—	(0.12)	(0.12)
RS Emerging Markets Fund (Class C):
Year ended 12/31/2012	$17.72	$(0.08)[3]		$2.26	$2.18	$—	$—	$—
Year ended 12/31/2011	22.59	(0.10)[3]		(4.77)	(4.87)	—	—	—
Year ended 12/31/2010	19.63	(0.15)[3]		3.52	3.37	(0.41)	—	(0.41)
Year ended 12/31/2009	10.35	(0.13)[3]		9.60	9.47	(0.19)	—	(0.19)
Year ended 12/31/2008	23.82	(0.01)		(13.34)	(13.35)	—	(0.12)	(0.12)
RS Emerging Markets Fund (Class K):
Year ended 12/31/2012	$20.36	$0.01	[3]	$2.60	$2.61	$—	$—	$—
Year ended 12/31/2011	25.86	(0.02)[3]		(5.48)	(5.50)	—	—	—
Year ended 12/31/2010	22.41	(0.09)[3]		4.04	3.95	(0.50)	—	(0.50)
Year ended 12/31/2009	11.71	(0.07)[3]		10.86	10.79	(0.09)	—	(0.09)
Year ended 12/31/2008	26.79	—		(14.96)	(14.96)	—	(0.12)	(0.12)
RS Global Growth Fund (Class A):
Year ended 12/31/2012	$8.79	$0.12	[3]	$1.44	$1.56	$(0.09)	$—	$(0.09)
Period from 05/16/2011[5] to 12/31/2011[6]	10.00	0.02	[3]	(1.23)	(1.21)	—	—	—
RS Global Growth Fund (Class C):
Year ended 12/31/2012	$8.74	$0.06	[3]	$1.44	$1.50	$(0.05)	$—	$(0.05)
Period from 05/16/2011[5] to 12/31/2011[6]	10.00	(0.03)[3]		(1.23)	(1.26)	—	—	—
RS Global Growth Fund (Class K):
Year ended 12/31/2012	$8.76	$0.10	[3]	$1.45	$1.55	$(0.09)	$—	$(0.09)
Period from 05/16/2011[5] to 12/31/2011[6]	10.00	(0.01)[3]		(1.23)	(1.24)	—	—	—
RS China Fund (Class A):
Year ended 12/31/2012	$7.51	$0.07	[3]	$1.55	$1.62	$(0.07)	$—	$(0.07)
Period from 05/16/2011[5] to 12/31/2011[6]	10.00	0.06	[3]	(2.49)	(2.43)	(0.06)	—	(0.06)
RS China Fund (Class C):
Year ended 12/31/2012	$7.50	$0.02	[3]	$1.56	$1.58	$(0.03)	$—	$(0.03)
Period from 05/16/2011[5] to 12/31/2011[6]	10.00	—	[3,4]	(2.50)	(2.50)	—	—	—
RS China Fund (Class K):
Year ended 12/31/2012	$7.51	$0.04	[3]	$1.56	$1.60	$(0.05)	$—	$(0.05)
Period from 05/16/2011[5] to 12/31/2011[6]	10.00	0.03	[3]	(2.50)	(2.47)	(0.02)	—	(0.02)

140	800-766-3863

FINANCIAL HIGHLIGHTS

Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[2]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/(Loss) to Average Net Assets[2]	Gross Ratio of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate

$23.88	13.26%	$533,677	1.53%	1.53%	0.30%	0.30%	49%
21.13	(20.98)%	919,103	1.49%	1.49%	0.27%	0.27%	44%
26.74	18.15%	1,393,971	1.56%	1.56%	(0.03)%	(0.03)%	41%
23.12	92.96%	1,174,248	1.61%	1.61%	(0.10)%	(0.10)%	61%
12.14	(55.70)%	362,998	1.58%	1.58%	0.41%	0.41%	82%

$19.90	12.30%	$52,280	2.32%	2.32%	(0.42)%	(0.42)%	49%
17.72	(21.56)%	62,237	2.26%	2.26%	(0.50)%	(0.50)%	44%
22.59	17.26%	104,109	2.31%	2.31%	(0.75)%	(0.75)%	41%
19.63	91.61%	80,180	2.34%	2.34%	(0.86)%	(0.86)%	61%
10.35	(56.04)%	28,897	2.31%	2.31%	(0.33)%	(0.33)%	82%

$22.97	12.82%	$36,130	1.88%	1.88%	0.03%	0.03%	49%
20.36	(21.27)%	36,423	1.87%	1.87%	(0.09)%	(0.09)%	44%
25.86	17.71%	46,882	1.92%	1.92%	(0.38)%	(0.38)%	41%
22.41	92.21%	24,569	1.95%	1.95%	(0.40)%	(0.40)%	61%
11.71	(55.83)%	23,087	1.94%	1.94%	0.01%	0.01%	82%

$10.26	17.81%	$9,557	1.40%	1.95%	1.22%	0.67%	28%
8.79	(12.10)%	11,211	1.40%	1.78%	0.27%	(0.11)%	9%

$10.19	17.18%	$4,171	1.94%	2.49%	0.60%	0.05%	28%
8.74	(12.60)%	3,508	2.31%	2.69%	(0.60)%	(0.98)%	9%

$10.22	17.70%	$4,126	1.52%	2.07%	1.02%	0.47%	28%
8.76	(12.40)%	3,505	1.90%	2.28%	(0.19)%	(0.57)%	9%

$9.06	21.65%	$8,500	1.75%	2.06%	0.81%	0.50%	23%
7.51	(24.32)%	6,784	1.75%	2.27%	1.20%	0.68%	9%

$9.05	21.12%	$3,661	2.26%	2.57%	0.29%	(0.02)%	23%
7.50	(25.00)%	3,017	2.98%	3.50%	(0.01)%	(0.53)%	9%

$9.06	21.33%	$3,657	2.04%	2.35%	0.51%	0.20%	23%
7.51	(24.66)%	3,014	2.35%	2.87%	0.63%	0.11%	9%

Distributions reflect actual per-share amounts distributed for the period.

1	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.
2	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.
3	Calculated based on the average shares outstanding during the period.
4	Rounds to $0.00 per share.
5	Inception date.
6	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

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FINANCIAL HIGHLIGHTS

RS Funds Financial Highlights (continued)
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Investment Quality Bond Fund (Class A):
Year ended 12/31/2012	$10.34	$0.28	$0.32	$0.60	$(0.28)	$(0.16)	$(0.44)
Year ended 12/31/2011	10.12	0.35	0.33	0.68	(0.35)	(0.11)	(0.46)
Year ended 12/31/2010	9.89	0.38	0.36	0.74	(0.38)	(0.13)	(0.51)
Year ended 12/31/2009	9.34	0.41	0.55	0.96	(0.41)	—	(0.41)
Year ended 12/31/2008	9.79	0.42	(0.45)	(0.03)	(0.42)	—	(0.42)
RS Investment Quality Bond Fund (Class C):
Year ended 12/31/2012	$10.34	$0.20	$0.32	$0.52	$(0.20)	$(0.16)	$(0.36)
Year ended 12/31/2011	10.11	0.28	0.34	0.62	(0.28)	(0.11)	(0.39)
Year ended 12/31/2010	9.89	0.30	0.35	0.65	(0.30)	(0.13)	(0.43)
Year ended 12/31/2009	9.34	0.34	0.55	0.89	(0.34)	—	(0.34)
Year ended 12/31/2008	9.79	0.35	(0.45)	(0.10)	(0.35)	—	(0.35)
RS Investment Quality Bond Fund (Class K):
Year ended 12/31/2012	$10.36	$0.23	$0.31	$0.54	$(0.23)	$(0.16)	$(0.39)
Year ended 12/31/2011	10.13	0.31	0.34	0.65	(0.31)	(0.11)	(0.42)
Year ended 12/31/2010	9.90	0.34	0.36	0.70	(0.34)	(0.13)	(0.47)
Year ended 12/31/2009	9.35	0.37	0.55	0.92	(0.37)	—	(0.37)
Year ended 12/31/2008	9.80	0.38	(0.45)	(0.07)	(0.38)	—	(0.38)
RS Low Duration Bond Fund (Class A):
Year ended 12/31/2012	$10.21	$0.20	$0.11	$0.31	$(0.20)	$— [3]	$(0.20)
Year ended 12/31/2011	10.28	0.24	(0.06)	0.18	(0.24)	(0.01)	(0.25)
Year ended 12/31/2010	10.17	0.28	0.14	0.42	(0.28)	(0.03)	(0.31)
Year ended 12/31/2009	9.88	0.28	0.29	0.57	(0.28)	— [3]	(0.28)
Year ended 12/31/2008	9.89	0.34	(0.01)	0.33	(0.34)	—	(0.34)

142	800-766-3863

FINANCIAL HIGHLIGHTS

Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[2]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[2]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$10.50	5.85%	$129,706	0.85%	0.99%	2.62%	2.48%	154%
10.34	6.87%	115,632	0.85%	0.98%	3.46%	3.33%	113%
10.12	7.55%	135,370	0.85%	1.04%	3.69%	3.50%	129%
9.89	10.50%	127,155	0.85%	1.05%	4.24%	4.04%	169%
9.34	(0.35)%	88,118	0.85%	1.01%	4.34%	4.18%	172%

$10.50	5.06%	$27,040	1.60%	1.79%	1.83%	1.64%	154%
10.34	6.17%	15,482	1.60%	1.84%	2.60%	2.36%	113%
10.11	6.64%	7,270	1.60%	1.80%	2.97%	2.77%	129%
9.89	9.68%	11,701	1.60%	1.81%	3.49%	3.28%	169%
9.34	(1.10)%	7,794	1.60%	1.80%	3.60%	3.40%	172%

$10.51	5.33%	$9,291	1.25%	1.44%	2.23%	2.04%	154%
10.36	6.55%	10,471	1.25%	1.50%	3.04%	2.79%	113%
10.13	7.12%	10,104	1.25%	1.50%	3.34%	3.09%	129%
9.90	10.05%	13,096	1.25%	1.55%	3.86%	3.56%	169%
9.35	(0.74)%	10,804	1.25%	1.39%	3.95%	3.81%	172%

$10.32	3.06%	$818,462	0.80%	0.84%	1.88%	1.84%	64%
10.21	1.68%	665,196	0.80%	0.86%	2.26%	2.20%	76%
10.28	4.15%	408,167	0.80%	0.93%	2.68%	2.55%	121%
10.17	5.89%	162,209	0.80%	0.97%	2.84%	2.67%	393%
9.88	3.35%	17,326	0.80%	1.23%	3.37%	2.94%	127%

Distributions reflect actual per-share amounts distributed for the period.

1	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.
2	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.
3	Rounds to $0.00 per share.

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FINANCIAL HIGHLIGHTS

RS Funds Financial Highlights (continued)
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains		Total Distributions
RS Low Duration Bond Fund (Class C):
Year ended 12/31/2012	$10.21	$0.12	$0.11	$0.23	$(0.12)	$—	[3]	$(0.12)
Year ended 12/31/2011	10.28	0.16	(0.06)	0.10	(0.16)	(0.01)		(0.17)
Year ended 12/31/2010	10.17	0.21	0.14	0.35	(0.21)	(0.03)		(0.24)
Year ended 12/31/2009	9.88	0.21	0.29	0.50	(0.21)	—	[3]	(0.21)
Year ended 12/31/2008	9.89	0.26	(0.01)	0.25	(0.26)	—		(0.26)
RS Low Duration Bond Fund (Class K):
Year ended 12/31/2012	$10.21	$0.15	$0.11	$0.26	$(0.15)	$—	[3]	$(0.15)
Year ended 12/31/2011	10.28	0.20	(0.06)	0.14	(0.20)	(0.01)		(0.21)
Year ended 12/31/2010	10.17	0.24	0.14	0.38	(0.24)	(0.03)		(0.27)
Year ended 12/31/2009	9.88	0.24	0.29	0.53	(0.24)	—	[3]	(0.24)
Year ended 12/31/2008	9.89	0.30	(0.01)	0.29	(0.30)	—		(0.30)
RS High Yield Fund (Class A):
Year ended 12/31/2012	$6.75	$0.45	$0.50	$0.95	$(0.45)	$—		$(0.45)
Year ended 12/31/2011	6.93	0.49	(0.18)	0.31	(0.49)	—		(0.49)
Year ended 12/31/2010	6.59	0.52	0.34	0.86	(0.52)	—		(0.52)
Year ended 12/31/2009	5.16	0.50	1.43	1.93	(0.50)	—		(0.50)
Year ended 12/31/2008	7.03	0.52	(1.87)	(1.35)	(0.52)	—		(0.52)
RS High Yield Fund (Class C):
Year ended 12/31/2012	$6.74	$0.39	$0.51	$0.90	$(0.39)	$—		$(0.39)
Year ended 12/31/2011	6.93	0.44	(0.19)	0.25	(0.44)	—		(0.44)
Year ended 12/31/2010	6.58	0.47	0.35	0.82	(0.47)	—		(0.47)
Year ended 12/31/2009	5.16	0.45	1.42	1.87	(0.45)	—		(0.45)
Year ended 12/31/2008	7.02	0.47	(1.86)	(1.39)	(0.47)	—		(0.47)
RS High Yield Fund (Class K):
Year ended 12/31/2012	$6.75	$0.42	$0.50	$0.92	$(0.42)	$—		$(0.42)
Year ended 12/31/2011	6.93	0.46	(0.18)	0.28	(0.46)	—		(0.46)
Year ended 12/31/2010	6.59	0.49	0.34	0.83	(0.49)	—		(0.49)
Year ended 12/31/2009	5.16	0.48	1.43	1.91	(0.48)	—		(0.48)
Year ended 12/31/2008	7.03	0.50	(1.87)	(1.37)	(0.50)	—		(0.50)

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FINANCIAL HIGHLIGHTS

Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[2]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[2]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$10.32	2.29%	$334,753	1.55%	1.62%	1.12%	1.05%	64%
10.21	0.93%	236,987	1.55%	1.61%	1.52%	1.46%	76%
10.28	3.38%	144,393	1.55%	1.67%	1.92%	1.80%	121%
10.17	5.10%	44,681	1.55%	1.71%	2.09%	1.93%	393%
9.88	2.58%	9,156	1.55%	1.93%	2.65%	2.27%	127%

$10.32	2.65%	$7,238	1.20%	1.33%	1.46%	1.33%	64%
10.21	1.28%	5,551	1.20%	1.36%	1.88%	1.72%	76%
10.28	3.75%	4,139	1.20%	1.41%	2.32%	2.11%	121%
10.17	5.47%	3,746	1.20%	1.42%	2.42%	2.20%	393%
9.88	2.94%	10,854	1.20%	1.56%	3.00%	2.64%	127%

$7.25	14.43%	$64,916	0.92%	1.12%	6.36%	6.16%	103%
6.75	4.56%	68,517	0.85%	1.11%	7.10%	6.84%	101%
6.93	13.54%	72,025	0.85%	1.14%	7.67%	7.38%	108%
6.59	38.92%	76,328	0.85%	1.14%	8.39%	8.10%	66%
5.16	(20.10)%	41,222	0.85%	1.18%	8.38%	8.05%	72%

$7.25	13.75%	$34,998	1.67%	1.88%	5.60%	5.39%	103%
6.74	3.62%	27,882	1.60%	1.88%	6.34%	6.06%	101%
6.93	12.88%	25,102	1.60%	1.92%	6.92%	6.60%	108%
6.58	37.69%	15,088	1.60%	1.93%	7.67%	7.34%	66%
5.16	(20.58)%	8,897	1.60%	1.93%	7.59%	7.26%	72%

$7.25	13.98%	$22,003	1.32%	1.52%	5.96%	5.76%	103%
6.75	4.15%	18,961	1.25%	1.54%	6.71%	6.42%	101%
6.93	13.09%	18,710	1.25%	1.58%	7.29%	6.96%	108%
6.59	38.36%	16,522	1.25%	1.60%	8.04%	7.69%	66%
5.16	(20.42)%	11,663	1.25%	1.57%	7.94%	7.62%	72%

Distributions reflect actual per-share amounts distributed for the period.

1	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.
2	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitation, and exclude the effect of custody credits, if applicable.
3	Rounds to $0.00 per share.

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FINANCIAL HIGHLIGHTS

RS Funds Financial Highlights (continued)
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Tax-Exempt Fund (Class A):
Year ended 12/31/2012	$10.69	$0.32	$0.44	$0.76	$(0.32)	$—	$(0.32)
Year ended 12/31/2011	9.95	0.34	0.74	1.08	(0.34)	—	(0.34)
Year ended 12/31/2010	10.19	0.37	(0.24)	0.13	(0.37)	—	(0.37)
Year ended 12/31/2009	9.48	0.37	0.71	1.08	(0.37)	—	(0.37)
Year ended 12/31/2008	9.83	0.33	(0.35)	(0.02)	(0.33)	—	(0.33)
RS Tax-Exempt Fund (Class C):
Year ended 12/31/2012	$10.69	$0.23	$0.43	$0.66	$(0.23)	$—	$(0.23)
Year ended 12/31/2011	9.95	0.26	0.74	1.00	(0.26)	—	(0.26)
Year ended 12/31/2010	10.18	0.29	(0.23)	0.06	(0.29)	—	(0.29)
Year ended 12/31/2009	9.47	0.29	0.71	1.00	(0.29)	—	(0.29)
Year ended 12/31/2008	9.83	0.25	(0.36)	(0.11)	(0.25)	—	(0.25)

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FINANCIAL HIGHLIGHTS

Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[2]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[2]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$11.13	7.19%	$275,881	0.80%	0.91%	2.91%	2.80%	15%
10.69	11.11%	258,848	0.80%	0.90%	3.33%	3.23%	17%
9.95	1.21%	161,531	0.82%	0.96%	3.58%	3.44%	22%
10.19	11.52%	181,692	0.85%	0.94%	3.66%	3.57%	44%
9.48	(0.23)%	96,557	0.85%	0.96%	3.38%	3.27%	113%

$11.12	6.24%	$107,073	1.60%	1.69%	2.10%	2.01%	15%
10.69	10.22%	79,106	1.60%	1.67%	2.55%	2.48%	17%
9.95	0.52%	62,692	1.60%	1.72%	2.78%	2.66%	22%
10.18	10.69%	43,668	1.60%	1.71%	2.90%	2.79%	44%
9.47	(1.08)%	12,045	1.60%	1.73%	2.64%	2.51%	113%

Distributions reflect actual per-share amounts distributed for the period.

1	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.
2	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitation, and exclude the effect of custody credits, if applicable.

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FINANCIAL HIGHLIGHTS

RS Funds Financial Highlights (continued)
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS High Income Municipal Bond Fund (Class A):
Year ended 12/31/2012	$10.55	$0.44	$0.64	$1.08	$(0.44)	$—	$(0.44)
Year ended 12/31/2011	9.95	0.52	0.60	1.12	(0.52)	—	(0.52)
Year ended 12/31/2010	10.07	0.59	(0.11)	0.48	(0.59)	(0.01)	(0.60)
Period from 11/23/2009[4] to 12/31/2009[3]	10.00	0.04	0.07	0.11	(0.04)	—	(0.04)
RS High Income Municipal Bond Fund (Class C):
Year ended 12/31/2012	$10.55	$0.35	$0.64	$0.99	$(0.35)	$—	$(0.35)
Year ended 12/31/2011	9.95	0.46	0.60	1.06	(0.46)	—	(0.46)
Year ended 12/31/2010	10.07	0.57	(0.11)	0.46	(0.57)	(0.01)	(0.58)
Period from 11/23/2009[4] to 12/31/2009[3]	10.00	0.04	0.07	0.11	(0.04)	—	(0.04)
RS Floating Rate Fund (Class A):
Year ended 12/31/2012	$9.85	$0.54	$0.42	$0.96	$(0.54)	$—	$(0.54)
Year ended 12/31/2011	10.30	0.54	(0.44)	0.10	(0.54)	(0.01)	(0.55)
Year ended 12/31/2010	10.03	0.52	0.30	0.82	(0.52)	(0.03)	(0.55)
Period from 12/07/2009[4] to 12/31/2009[3]	10.00	0.01	0.03	0.04	(0.01)	—	(0.01)
RS Floating Rate Fund (Class C):
Year ended 12/31/2012	$9.86	$0.46	$0.41	$0.87	$(0.46)	$—	$(0.46)
Year ended 12/31/2011	10.31	0.48	(0.44)	0.04	(0.48)	(0.01)	(0.49)
Year ended 12/31/2010	10.04	0.51	0.30	0.81	(0.51)	(0.03)	(0.54)
Period from 12/07/2009[4] to 12/31/2009[3]	10.00	0.01	0.04	0.05	(0.01)	—	(0.01)
RS Floating Rate Fund (Class K):
Year ended 12/31/2012	$9.85	$0.49	$0.41	$0.90	$(0.49)	$—	$(0.49)
Year ended 12/31/2011	10.31	0.50	(0.45)	0.05	(0.50)	(0.01)	(0.51)
Year ended 12/31/2010	10.04	0.52	0.30	0.82	(0.52)	(0.03)	(0.55)
Period from 12/07/2009[4] to 12/31/2009[3]	10.00	0.01	0.04	0.05	(0.01)	—	(0.01)
RS Strategic Income Fund (Class A):
Year ended 12/31/2012	$10.29	$0.40	$0.48	$0.88	$(0.40)	$(0.13)	$(0.53)
Year ended 12/31/2011	10.30	0.49	0.08	0.57	(0.52)	(0.06)	(0.58)
Year ended 12/31/2010	9.96	0.53	0.35	0.88	(0.53)	(0.01)	(0.54)
Period from 11/23/2009[4] to 12/31/2009[3]	10.00	0.03	(0.04)	(0.01)	(0.03)	—	(0.03)
RS Strategic Income Fund (Class C):
Year ended 12/31/2012	$10.31	$0.30	$0.49	$0.79	$(0.31)	$(0.13)	$(0.44)
Year ended 12/31/2011	10.30	0.41	0.09	0.50	(0.43)	(0.06)	(0.49)
Year ended 12/31/2010	9.96	0.53	0.34	0.87	(0.52)	(0.01)	(0.53)
Period from 11/23/2009[4] to 12/31/2009[3]	10.00	0.03	(0.04)	(0.01)	(0.03)	—	(0.03)
RS Strategic Income Fund (Class K):
Year ended 12/31/2012	$10.32	$0.34	$0.49	$0.83	$(0.35)	$(0.13)	$(0.48)
Year ended 12/31/2011	10.30	0.45	0.08	0.53	(0.45)	(0.06)	(0.51)
Year ended 12/31/2010	9.96	0.53	0.35	0.88	(0.53)	(0.01)	(0.54)
Period from 11/23/2009[4] to 12/31/2009[3]	10.00	0.03	(0.04)	(0.01)	(0.03)	—	(0.03)

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FINANCIAL HIGHLIGHTS

Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[2]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[2]	Gross Ratio of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate

$11.19	10.32%	$137,734	0.68%	0.92%	3.89%	3.65%	17%
10.55	11.68%	99,686	0.51%	0.96%	5.11%	4.66%	20%
9.95	4.74%	72,924	0.12%	1.20%	5.64%	4.56%	41%
10.07	1.10%	31,346	—%[5]	1.25%	3.85%	2.60%	—%[6]

$11.19	9.46%	$68,925	1.48%	1.72%	3.08%	2.84%	17%
10.55	10.94%	34,428	1.21%	1.74%	4.41%	3.88%	20%
9.95	4.55%	20,104	0.34%	1.94%	5.36%	3.76%	41%
10.07	1.10%	2,022	—%[5]	2.14%	3.85%	1.71%	—%[6]

$10.27	9.96%	$771,638	0.79%	1.05%	5.27%	5.01%	52%
9.85	1.02%	458,208	0.50%	1.07%	5.33%	4.76%	87%
10.30	8.37%	373,238	0.07%	1.24%	5.22%	4.05%	64%
10.03	0.38%	44,195	—%[5]	1.65%	1.26%	(0.39)%	—%[6]

$10.27	8.98%	$599,026	1.58%	1.84%	4.50%	4.24%	52%
9.86	0.38%	407,389	1.20%	1.82%	4.72%	4.10%	87%
10.31	8.25%	159,695	0.24%	2.02%	5.12%	3.34%	64%
10.04	0.48%	2,009	—%[5]	3.09%	1.20%	(1.89)%	—%[6]

$10.26	9.31%	$4,285	1.26%	1.52%	4.82%	4.56%	52%
9.85	0.52%	3,627	0.90%	1.57%	4.96%	4.29%	87%
10.31	8.33%	2,918	0.08%	1.62%	5.13%	3.59%	64%
10.04	0.48%	2,009	—%[5]	3.09%	1.20%	(1.89)%	—%[6]

$10.64	8.67%	$84,372	0.72%	1.16%	3.74%	3.30%	157%
10.29	5.66%	66,131	0.50%	1.18%	4.73%	4.05%	79%
10.30	8.93%	52,362	0.12%	1.41%	5.14%	3.85%	51%
9.96	(0.14)%	43,942	—%[5]	1.14%	2.47%	1.33%	2%

$10.66	7.78%	$13,106	1.54%	1.97%	2.91%	2.48%	157%
10.31	4.94%	9,193	1.20%	2.01%	4.02%	3.21%	79%
10.30	8.89%	4,873	0.12%	2.19%	5.14%	3.07%	51%
9.96	(0.14)%	1,997	—%[5]	2.06%	2.47%	0.41%	2%

$10.67	8.17%	$3,085	1.16%	1.60%	3.32%	2.88%	157%
10.32	5.31%	2,595	0.83%	1.65%	4.41%	3.59%	79%
10.30	8.93%	2,298	0.12%	1.78%	5.15%	3.49%	51%
9.96	(0.14)%	1,997	—%[5]	2.06%	2.47%	0.41%	2%
Distributions reflect actual per-share amounts distributed for the period.

1	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.
2	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitation, and exclude the effect of custody credits, if applicable.
3	Ratios for periods of less than one year have been annualized, except for total return and portfolio turnover rate.
4	Inception date. Shares were not offered to public prior to December 31, 2009.
5	Expenses for the period ended December 31, 2009 were reimbursed by Guardian Investor Services LLC.
6	For the period ended December 31, 2009 no long-term securities were sold.

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388 Market Street  San Francisco, CA  94111

www.RSinvestments.com	800-766-3863

Additional Information

The Trust’s Statement of Additional Information (“SAI”), dated May 1, 2013, as revised from time to time, and the Funds’ annual and semiannual reports to shareholders contain additional information about the Funds. The Trust’s SAI is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes. The financial statements included in each Fund’s annual report to shareholders for the fiscal year ended December 31, 2012 are incorporated by reference into this Prospectus. The annual reports to shareholders discuss the market conditions and the investment strategies that significantly affected each Fund’s performance during its past fiscal year. If more than one member of a household owns shares of a Fund, only one copy of each shareholder report and prospectus will be mailed to that address unless you instruct us otherwise. You may obtain free copies of these materials, request other information about a Fund, or make shareholder inquiries by writing to the Trust at the address at the top of this page or by calling 800-766-3863. Some of the information described herein, including the SAI, annual and semiannual reports to shareholders (when available), and periodic disclosure of portfolio holdings, are available, free of charge, on RS Investments’ website at www.rsinvestments.com/Communications.htm.

The Trust and RS Investments have adopted a code of ethics, which, under certain circumstances, permits personnel subject to the code to invest in securities that may be purchased or held by a Fund. The code of ethics of the Trust and RS Investments is filed as an exhibit to the Trust’s registration statement. You may review and copy information about the Trust, including the SAI, the code of ethics and the annual and semiannual reports to shareholders, at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. You may call the Commission at 202-551-8090 for information about the operation of the Public Reference Room. The Commission maintains a website at www.sec.gov, which contains reports and other information about the Funds on the EDGAR database. You may also obtain copies of these materials, including the code of ethics, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, DC 20549-1520. You may need to refer to the Trust’s file number under the Investment Company Act of 1940, which is 811-05159.

Investment Company Act File No. 811-05159

EB 010163 (5/13)

Prospectus

May 1, 2013

RS Investment Trust

Class Y Shares

Value

RS Partners Fund	RSPYX

RS Value Fund	RSVYX

RS Large Cap Alpha Fund	RCEYX

RS Investors Fund	RSIYX

RS Global Natural Resources Fund	RSNYX

Growth

RS Small Cap Growth Fund	RSYEX

RS Select Growth Fund	RSSYX

RS Mid Cap Growth Fund	RMOYX

RS Growth Fund	RGRYX

RS Technology Fund	RIFYX

RS Small Cap Equity Fund	RSCYX

International

RS International Growth Fund	RSIGX

RS Emerging Markets Fund	RSENX

RS Global Growth Fund	RGGYX

RS China Fund	RCHYX

Fixed Income

RS Investment Quality Bond Fund	RSQYX

RS Low Duration Bond Fund	RSDYX

RS High Yield Fund	RSYYX

RS Tax-Exempt Fund	RSTYX

RS High Income Municipal Bond Fund	RHMYX

RS Floating Rate Fund	RSFYX

RS Strategic Income Fund	RSRYX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

800-766-3863|www.RSinvestments.com

RS PARTNERS FUND

RS Partners Fund

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	1.00%
Distribution (12b-1) Fees	N/A
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses[2]	1.20%
Fee Waiver/Expense Reimbursement[2]	-0.03%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[2]	1.17%
1	“Other Expenses” include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles (“Acquired Funds”) of 0.01% or less of the Fund’s average daily net assets for the fiscal year ended December 31, 2012.
2	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$119
3 Years	$378
5 Years	$657
10 Years	$1,452

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities of small-capitalization companies. The Fund’s investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund’s investment team currently expects that the Fund typically will hold between 40 and 60 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

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RS PARTNERS FUND

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

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RS PARTNERS FUND

Annual Total Return for Class Y Shares[1] (calendar year-end)

Best Quarter Second Quarter 2003 24.95% Worst Quarter Fourth Quarter 2008 -29.32%
1	Returns for the periods through May 1, 2007 reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years	10 Years[1]	Since Inception[1] (7/12/95)
Class Y Shares
Return Before Taxes	19.70%	4.78%	12.71%	11.59%
Return After Taxes on Distributions	17.94%	4.19%	11.32%	10.50%
Return After Taxes on Distributions and Sale of Fund Shares	14.60%	3.98%	10.80%	10.06%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	18.05%	3.55%	9.50%	9.53%
1	Returns for the periods through May 1, 2007 reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations July 12, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

RS Partners Fund is team-managed by members of the RS Value Team. The following list comprises five of the members of the investment team. MacKenzie B. Davis, CFA has been a member of the Fund’s investment team since 2006. Joseph M. Mainelli has been a member of the Fund’s investment team since 2013. Byron E. Penstock, CFA has been a member of the Fund’s investment team since 2012. Kenneth L. Settles Jr., CFA has been a member of the Fund’s investment team since 2009. Clinton I. Yara has been a member of the Fund’s investment team since 2013.

Purchase and Sale of Fund Shares

The Fund is currently offered only to certain investors. See “Other Information About Purchasing Shares” on page 104 of the Fund’s prospectus.

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Partners Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

4	800-766-3863

RS PARTNERS FUND

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.RSinvestments.com	5

RS VALUE FUND

RS Value Fund

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	0.85%
Distribution (12b-1) Fees	N/A
Other Expenses[1]	0.28%
Total Annual Fund Operating Expenses[2]	1.13%
Fee Waiver/Expense Reimbursement[2]	-0.09%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[2]	1.04%
1	“Other Expenses” include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles (“Acquired Funds”) of 0.01% or less of the Fund’s average daily net assets for the fiscal year ended December 31, 2012.
2	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.03% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$106
3 Years	$350
5 Years	$614
10 Years	$1,367

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities that the Fund’s investment team believes are undervalued, of companies with market capitalizations between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately $35.6 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund’s investment team currently expects that the Fund typically will hold between 40 and 60 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

6	800-766-3863

RS VALUE FUND

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

www.RSinvestments.com	7

RS VALUE FUND

Annual Total Return for Class Y Shares[1] (calendar year-end)

Best Quarter Third Quarter 2009 20.20% Worst Quarter Fourth Quarter 2008 -26.48%
1	Returns for the periods through May 1, 2007 reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years	10 Years[1]	Since Inception[1] (6/30/93)
Class Y Shares
Return Before Taxes	14.12%	0.76%	11.66%	6.50%
Return After Taxes on Distributions	13.56%	0.53%	11.21%	6.13%
Return After Taxes on Distributions and Sale of Fund Shares	9.17%	0.52%	10.27%	5.66%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	18.51%	3.79%	10.63%	10.53%
1	Returns for the periods through May 1, 2007 reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations June 30, 1993, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

RS Value Fund is team-managed by members of the RS Value Team. The following list comprises five of the members of the investment team. MacKenzie B. Davis, CFA has been a member of the Fund’s investment team since 2006. Joseph M. Mainelli has been a member of the Fund’s investment team since 2013. Byron E. Penstock, CFA has been a member of the Fund’s investment team since 2013. Kenneth L. Settles Jr., CFA has been a member of the Fund’s investment team since 2009. Clinton I. Yara has been a member of the Fund’s investment team since 2013.

Purchase and Sale of Fund Shares

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Value Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

8	800-766-3863

RS VALUE FUND

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.RSinvestments.com	9

RS LARGE CAP ALPHA FUND

RS Large Cap Alpha Fund

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	0.50%
Distribution (12b-1) Fees	N/A
Other Expenses	0.19%
Total Annual Fund Operating Expenses[1]	0.69%
Fee Waiver/Expense Reimbursement[1]	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[1]	0.69%
1	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$70
3 Years	$221
5 Years	$384
10 Years	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in companies considered by the Fund’s investment team (at the time of purchase) to be large-capitalization companies. The Fund’s investment team considers a company to be large-capitalization if its market capitalization is between $5 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately $415.7 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund’s investment team currently expects that the Fund typically will hold between 35 and 45 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

The Fund will typically invest principally in equity securities. The Fund may at times, but will not necessarily, invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries.

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RS LARGE CAP ALPHA FUND

Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Mid-sized Companies Risk

Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance. The Fund’s investment strategy and investment team changed on March 30, 2009. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

www.RSinvestments.com	11

RS LARGE CAP ALPHA FUND

Annual Total Return for Class Y Shares[1] (calendar year-end)

Best Quarter Third Quarter 2009 17.50% Worst Quarter Third Quarter 2011 -20.70%
1	Returns for the periods through May 1, 2007 reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years	10 Years[1]	Since Inception[1] (6/1/72)
Class Y Shares
Return Before Taxes	16.58%	2.01%	7.02%	11.53%
Return After Taxes on Distributions	15.75%	1.54%	6.58%	—
Return After Taxes on Distributions and Sale of Fund Shares	10.77%	1.43%	5.90%	—
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	0.59%	7.38%	N/A	[2]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%	9.86%	[3]
1	Returns for the periods through May 1, 2007 reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
2	No since inception performance return is shown for the Russell 1000® Value Index because the inception date of the Class A shares was prior to the inception date of the Russell 1000® Value Index.
3	Since inception return for the S&P 500® Index shown in the table is since May 31, 1972, the month end prior to the inception of Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations June 1, 1972, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

RS Large Cap Alpha Fund is team-managed by members of the RS Value Team. The following list comprises five of the members of the investment team. MacKenzie B. Davis, CFA and Kenneth L. Settles Jr., CFA have each been a member of the Fund’s investment team since 2009. Joseph M. Mainelli has been a member of the Fund’s investment team since 2012. Byron E. Penstock, CFA and Clinton I. Yara have each been a member of the Fund’s investment team since 2013.

Purchase and Sale of Fund Shares

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Large Cap Alpha Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

12	800-766-3863

RS LARGE CAP ALPHA FUND

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.RSinvestments.com	13

RS INVESTORS FUND

RS Investors Fund

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	1.00%
Distribution (12b-1) Fees	N/A
Other Expenses	0.91%
Total Annual Fund Operating Expenses[1]	1.91%
Fee Waiver/Expense Reimbursement[1]	-0.86%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[1]	1.05%
1	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.05% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$107
3 Years	$517
5 Years	$952
10 Years	$2,163

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests in securities that the Fund’s investment team believes are undervalued. The Fund will typically invest most of its assets in equity securities of small-, mid-, or large-capitalization companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund’s investment team currently expects that the Fund typically will hold between 25 and 30 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Fund’s investment team considers to be

14	800-766-3863

RS INVESTORS FUND

principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were a diversified fund.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

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RS INVESTORS FUND

Annual Total Return for Class Y Shares[1] (calendar year-end)

Best Quarter Second Quarter 2009 26.62% Worst Quarter Fourth Quarter 2008 -35.40%
1	Returns for the periods through May 1, 2007 reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years	Since Inception[1] (11/15/05)
Class Y Shares
Return Before Taxes	21.86%	2.05%	4.31%
Return After Taxes on Distributions	21.15%	1.50%	3.02%
Return After Taxes on Distributions and Sale of Fund Shares	14.21%	1.47%	3.07%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	17.55%	0.83%	3.66%
1	Returns for the periods through May 1, 2007 reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations November 15, 2005, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

RS Investors Fund is team-managed by members of the RS Value Team. The following list comprises five of the members of the investment team. MacKenzie B. Davis, CFA and Kenneth L. Settles Jr., CFA have each been a member of the Fund’s investment team since its inception. Clinton I. Yara has been a member of the Fund’s investment team since 2012. Joseph M. Mainelli and Byron E. Penstock, CFA have each been a member of the Fund’s investment team since 2013.

Purchase and Sale of Fund Shares

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Investors Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

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RS INVESTORS FUND

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.RSinvestments.com	17

RS GLOBAL NATURAL RESOURCES FUND

RS Global Natural Resources Fund

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	1.00%
Distribution (12b-1) Fees	N/A
Other Expenses	0.13%
Total Annual Fund Operating Expenses[1]	1.13%
Fee Waiver/Expense Reimbursement[1]	-0.01%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[1]	1.12%
1	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.12% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$114
3 Years	$358
5 Years	$621
10 Years	$1,374

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in securities of companies that the Fund’s investment team considers to be principally engaged in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States. The Fund’s investment team currently expects that the Fund typically will hold between 30 and 40 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. “Advantaged assets” are the low cost producers of a given commodity that the investment team believes offer a competitive advantage in the form of achieving higher cost of capital returns relative to other producers. The Fund’s investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. The Fund’s investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Companies in natural resources industries include companies that the Fund’s investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or

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RS GLOBAL NATURAL RESOURCES FUND

efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company’s assets, gross income, cash flow, or net profits is, in the Fund’s investment team’s judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the Fund’s investment team believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Concentration Risk

Concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

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RS GLOBAL NATURAL RESOURCES FUND

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares[1] (calendar year-end)

Best Quarter Third Quarter 2005 28.74% Worst Quarter Third Quarter 2008 -34.17%
1	Returns for the periods through May 1, 2007, reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years	10 Years[1]	Since Inception[1] (11/15/95)
Class Y Shares
Return Before Taxes	6.52%	-0.03%	14.52%	10.42%
Return After Taxes on Distributions	6.43%	-0.11%	13.65%	9.86%
Return After Taxes on Distributions and Sale of Fund Shares	4.30%	-0.06%	12.73%	9.27%
S&P North American Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes)	2.20%	-1.51%	12.78%	N/A	[2]
MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)	2.02%	-2.77%	11.95%	N/A	[2]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%	7.19%
1	Returns for the periods through May 1, 2007 reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
2

No since inception performance returns are shown for S&P North American Natural Resources Sector Index™ or MSCI World Commodity Producers Index (Gross) because the inception date for Class A shares was prior to the inception date of the S&P North American Natural Resources Sector Index™ and the MSCI World Commodity Producers Index (Gross).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations November 15, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay

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RS GLOBAL NATURAL RESOURCES FUND

a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

RS Global Natural Resources Fund is team-managed by members of the RS Hard Assets Team. The members of the team that are primarily responsible for the day-to-day management of the Fund are MacKenzie B. Davis, CFA, a member of the Fund’s investment team since 2005, and Kenneth L. Settles Jr., CFA, a member of the Fund’s investment team since 2007.

Purchase and Sale of Fund Shares

The Fund is currently offered only to certain investors. See “Other Information About Purchasing Shares” on page 104 of the Fund’s prospectus.

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Global Natural Resources Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.RSinvestments.com	21

RS SMALL CAP GROWTH FUND

RS Small Cap Growth Fund

Investment Objective

Long-term capital growth.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	0.95%
Distribution (12b-1) Fees	N/A
Other Expenses	0.19%
Total Annual Fund Operating Expenses[1]	1.14%
Fee Waiver/Expense Reimbursement[1]	-0.13%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[1]	1.01%
1	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$103
3 Years	$349
5 Years	$615
10 Years	$1,374

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in small-capitalization companies. The Fund’s investment team currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The investment team seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

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RS SMALL CAP GROWTH FUND

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares[1] (calendar year-end)

Best Quarter Second Quarter 2003 24.13% Worst Quarter Fourth Quarter 2008 -25.33%
1	Returns for the periods through May 1, 2007 reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

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RS SMALL CAP GROWTH FUND

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years	10 Years[1]	Since Inception[1] (11/30/87)
Class Y Shares
Return Before Taxes	15.15%	3.19%	9.54%	12.85%
Return After Taxes on Distributions	15.15%	3.19%	9.54%	11.40%
Return After Taxes on Distributions and Sale of Fund Shares	9.85%	2.73%	8.52%	10.89%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	9.80%	8.12%
1	Returns for the periods through May 1, 2007 reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations November 30, 1987, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

Stephen J. Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA have each been a co-portfolio manager and analyst of the Fund since 2007.

Purchase and Sale of Fund Shares

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Small Cap Growth Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24	800-766-3863

RS SELECT GROWTH FUND

RS Select Growth Fund

Investment Objective

Long-term capital growth.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	1.00%
Distribution (12b-1) Fees	N/A
Other Expenses	0.27%
Total Annual Fund Operating Expenses[1]	1.27%
Fee Waiver/Expense Reimbursement[1]	-0.20%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[1]	1.07%
1	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$109
3 Years	$383
5 Years	$678
10 Years	$1,516

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund typically invests in a portfolio of small- and mid-capitalization growth-oriented companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) of either up to $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $13.1 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund may hold investments in companies whose market capitalizations fall outside the preceding parameters due to changes in values of those companies after the Fund’s purchase of their securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

www.RSinvestments.com	25

RS SELECT GROWTH FUND

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance. Prior to May 1, 2007, the Fund was known as “RS Diversified Growth Fund.” Since May 1, 2007, the Fund has been managed by a different investment team and it has generally invested in a portfolio of fewer stocks than previously. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

26	800-766-3863

RS SELECT GROWTH FUND

Annual Total Return for Class Y Shares[1] (calendar year-end)

Best Quarter Second Quarter 2003 36.03% Worst Quarter Fourth Quarter 2008 -25.49%
1	Returns for the periods through May 1, 2009 reflect performance for the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years[1]	10 Years[1]	Since Inception[1] (8/1/96)
Class Y Shares
Return Before Taxes	18.96%	6.11%	10.05%	10.97%
Return After Taxes on Distributions	18.96%	6.11%	10.05%	9.97%
Return After Taxes on Distributions and Sale of Fund Shares	12.32%	5.28%	8.99%	9.28%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	16.13%	4.07%	10.55%	6.86%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	9.80%	5.16%
1	Returns for the periods through May 1, 2009 reflect performance for the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations August 1, 1996, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2009. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

Stephen J. Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA have each been a co-portfolio manager and analyst of the Fund since 2007.

Purchase and Sale of Fund Shares

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Select Growth Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

www.RSinvestments.com	27

RS SELECT GROWTH FUND

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28	800-766-3863

RS MID CAP GROWTH FUND

RS Mid Cap Growth Fund

Investment Objective

Long-term capital growth.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	0.85%
Distribution (12b-1) Fees	N/A
Other Expenses	0.39%
Total Annual Fund Operating Expenses[1]	1.24%
Fee Waiver/Expense Reimbursement[1]	-0.23%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[1]	1.01%
1	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$103
3 Years	$371
5 Years	$659
10 Years	$1,480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in companies considered by the Fund’s investment team at the time to be mid-capitalization companies. The Fund’s investment team currently considers a company to be a mid-capitalization company if the company has a market capitalization of at least $1 billion and at most 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately $35.6 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

www.RSinvestments.com	29

RS MID CAP GROWTH FUND

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Mid-sized Companies Risk

Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares[1] (calendar year-end)

Best Quarter Second Quarter 2003 19.30% Worst Quarter Fourth Quarter 2008 -28.72%
1	Returns for the periods through May 1, 2007 reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

30	800-766-3863

RS MID CAP GROWTH FUND

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years	10 Years[1]	Since Inception[1] (7/12/95)
Class Y Shares
Return Before Taxes	15.16%	-0.52%	8.66%	8.34%
Return After Taxes on Distributions	15.16%	-0.64%	8.11%	6.28%
Return After Taxes on Distributions and Sale of Fund Shares	9.86%	-0.49%	7.46%	6.15%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	15.81%	3.23%	10.32%	7.87%
1	Returns for the periods through May 1, 2007 reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations July 12, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

Stephen J, Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA have each been a co-portfolio manager and analyst of the Fund since 2008.

Purchase and Sale of Fund Shares

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Mid Cap Growth Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.RSinvestments.com	31

RS GROWTH FUND

RS Growth Fund

Investment Objective

Long-term capital growth.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	0.80%
Distribution (12b-1) Fees	N/A
Other Expenses	0.33%
Total Annual Fund Operating Expenses[1]	1.13%
Fee Waiver/Expense Reimbursement[1]	-0.14%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[1]	0.99%
1	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses to 0.99% for Class Y shares. In addition, RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses of Class Y shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is at least as much as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$101
3 Years	$345
5 Years	$609
10 Years	$1,362

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities of companies considered by the Fund’s investment team (at the time of purchase) to be large-cap companies. The Fund’s investment team currently considers a company to be large-cap if its market capitalization is between $5 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately $415.7 billion, based on the size of the largest company in the Index on March 31, 2013). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

32	800-766-3863

RS GROWTH FUND

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Mid-sized Companies Risk

Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares[1] (calendar year-end)

Best Quarter Second Quarter 2003 18.91% Worst Quarter Fourth Quarter 2008 -23.50%
1	Returns for the periods through May 1, 2007, reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

www.RSinvestments.com	33

RS GROWTH FUND

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years	10 Years[1]	Since Inception[1] (5/12/92)
Class Y Shares
Return Before Taxes	14.77%	-0.76%	8.07%	8.67%
Return After Taxes on Distributions	14.77%	-0.84%	6.53%	6.98%
Return After Taxes on Distributions and Sale of Fund Shares	9.60%	-0.69%	6.52%	7.07%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%	7.33%
1	Returns for the periods through May 1, 2007 reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations May 12, 1992, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

Stephen J. Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA have each been a co-portfolio manager and analyst of the Fund since 2009.

Purchase and Sale of Fund Shares

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Growth Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34	800-766-3863

RS TECHNOLOGY FUND

RS Technology Fund

Investment Objective

Long-term capital growth.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	1.00%
Distribution (12b-1) Fees	N/A
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.27%

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$129
3 Years	$403
5 Years	$697
10 Years	$1,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in technology companies. The Fund may invest in companies of any size. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team performs in-depth analysis in search of what it believes are innovative companies that drive market share gains in technology, leading to sustainable earnings growth and long-term stock price appreciation. The Fund’s investment team employs both fundamental analysis and quantitative screening to identify potential investment candidates with greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

A particular company will be considered to be in the technology sector if, at the time of investment, at least 50% of the company’s assets, gross income, or net profits are, in the investment team’s judgment, committed to, or derived from, industries in the technology sector. A company will also be considered to be in the technology sector if the Fund’s investment team considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

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RS TECHNOLOGY FUND

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Concentration Risk

Concentrating investments in the information technology sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the information technology sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

36	800-766-3863

RS TECHNOLOGY FUND

Annual Total Return for Class Y Shares[1] (calendar year-end)

Best Quarter Second Quarter 2003 34.38% Worst Quarter Fourth Quarter 2008 -27.01%
1	Returns for the periods through May 1, 2007 reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years	10 Years[1]	Since Inception[1] (11/15/95)
Class Y Shares
Return Before Taxes	8.70%	2.59%	12.54%	7.92%
Return After Taxes on Distributions	7.84%	2.11%	11.87%	6.90%
Return After Taxes on Distributions and Sale of Fund Shares	6.77%	2.14%	11.12%	6.71%
S&P North American Technology Sector Index™ (reflects no deduction for fees, expenses or taxes)	15.23%	3.54%	9.40%	7.29%	[2]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%	7.19%
1	Returns for the periods through May 1, 2007 reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
2

Since inception return for the S&P North American Technology Sector Index™ reflects, for periods after August 29, 1996, the reinvestment of dividends paid on the securities constituting the index; for periods through August 29, 1996, index return does not reflect the reinvestment of dividends.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations November 15, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

Stephen J. Bishop has been a portfolio manager and analyst of the Fund since 2001.

Purchase and Sale of Fund Shares

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Technology Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

www.RSinvestments.com	37

RS TECHNOLOGY FUND

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

38	800-766-3863

RS SMALL CAP EQUITY FUND

RS Small Cap Equity Fund

Investment Objective

Long-term capital growth.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	0.75%
Distribution (12b-1) Fees	N/A
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.08%

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$110
3 Years	$343
5 Years	$595
10 Years	$1,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund’s investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The investment team seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

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RS SMALL CAP EQUITY FUND

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s investment strategy and investment team changed on April 16, 2009. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares[1] (calendar year-end)

Best Quarter Second Quarter 2003 20.83% Worst Quarter Third Quarter 2011 -23.21%
1	Returns for the periods through May 1, 2007 reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

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RS SMALL CAP EQUITY FUND

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years	10 Years[1]	Since Inception[1] (5/1/97)
Class Y Shares
Return Before Taxes	15.10%	4.95%	9.84%	8.13%
Return After Taxes on Distributions	14.41%	4.79%	8.49%	7.22%
Return After Taxes on Distributions and Sale of Fund Shares	10.71%	4.24%	8.22%	6.94%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	9.80%	5.42%
1	Returns for the periods through May 1, 2007 reflect performance of the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations May 1, 1997, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

Stephen J. Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA have each been a co-portfolio manager and analyst of the Fund since 2009.

Purchase and Sale of Fund Shares

The Fund is currently offered only to certain investors. See “Other Information About Purchasing Shares” on page 104 of the Fund’s prospectus.

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Small Cap Equity Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.RSinvestments.com	41

RS INTERNATIONAL GROWTH FUND

RS International Growth Fund

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fee	0.80%
Distribution (12b-1) Fees	N/A
Other Expenses	0.22%
Total Annual Fund Operating Expenses[1]	1.02%
Fee Waiver/Expense Reimbursement[1]	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[1]	1.02%
1	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.15% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$104
3 Years	$325
5 Years	$563
10 Years	$1,248

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of the value of the Fund’s net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States, which the investment team considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country. A significant part of the Fund’s assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia (including Australia and New Zealand). However, there are no limitations on how much money the Fund can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when the Fund’s investment team believes it would be appropriate to do so.

The Fund’s investment team uses fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders. Some of the fundamental factors that the team considers when analyzing companies are: earnings growth, cash flow growth, profitability, debt and interest cover, and valuation. To determine how to allocate the Fund’s assets geographically, the Fund’s investment team evaluates economic, market, and political trends worldwide. Among the factors considered are currency exchange rates, the growth potential of economies and securities markets, technological developments, and political and social conditions.

42	800-766-3863

RS INTERNATIONAL GROWTH FUND

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

www.RSinvestments.com	43

RS INTERNATIONAL GROWTH FUND

Annual Total Return for Class Y Shares[1] (calendar year-end)

Best Quarter Second Quarter 2009 23.52% Worst Quarter Fourth Quarter 2008 -23.14%
1	Returns for the periods through March 10, 2009 reflect performance for the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years[1]	10 Years[1]	Since Inception[1] (2/16/93)
Class Y Shares
Return Before Taxes	18.00%	-1.73%	8.28%	5.92%
Return After Taxes on Distributions	17.65%	-2.07%	7.95%	5.15%
Return After Taxes on Distributions and Sale of Fund Shares	11.70%	-1.67%	7.14%	4.90%
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	17.90%	-3.21%	8.70%	6.50%	[2]
1	Returns for the periods through March 10, 2009 reflect performance for the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
2	Since inception returns for MSCI EAFE Index (Gross) shown in the table are since January 31, 1993, the month end prior to the inception of Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations February 16, 1993, with the offering of Class A shares, and subsequently offered Class Y shares on March 9, 2009. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on March 10, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Baillie Gifford Limited

Investment Sub-sub-adviser

Baillie Gifford Overseas Limited

Investment Team

James Anderson, Tom Coutts, Tom Record, CFA, David Salter, Kavé Sigaroudinia, Nick Thomas, CFA, and Sarah Whitley have each been a member of the Fund’s investment team since 2009.

An internal team of investment professionals at RS Investment Management Co. LLC expects to assume the day-to-day management of the Fund by July 1, 2013.

44	800-766-3863

RS INTERNATIONAL GROWTH FUND

Purchase and Sale of Fund Shares

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS International Growth Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.RSinvestments.com	45

RS EMERGING MARKETS FUND

RS Emerging Markets Fund

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	1.00%
Distribution (12b-1) Fees	N/A
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.31%

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$133
3 Years	$415
5 Years	$718
10 Years	$1,579

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund defines an emerging market country as one whose economy or markets are considered by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing. The Fund defines an emerging market company as one that is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team’s quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The investment team monitors market and sovereign risk as part of the overall investment process.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

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RS EMERGING MARKETS FUND

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s investment strategy and investment team changed on March 1, 2013. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

www.RSinvestments.com	47

RS EMERGING MARKETS FUND

Annual Total Return for Class Y Shares[1] (calendar year-end)

Best Quarter Second Quarter 2009 44.22% Worst Quarter Fourth Quarter 2008 -29.41%
1	Returns for the periods through March 10, 2009 reflect performance for the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years[1]	10 Years[1]	Since Inception[1] (5/1/97)
Class Y Shares
Return Before Taxes	13.47%	-1.80%	16.80%	9.04%
Return After Taxes on Distributions	13.28%	-2.14%	15.81%	8.34%
Return After Taxes on Distributions and Sale of Fund Shares	8.75%	-1.71%	14.95%	7.89%
MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)	18.63%	-0.61%	16.88%	7.40%	[2]
1	Returns for the periods through March 10, 2009 reflect performance for the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
2	Since inception return for MSCI Emerging Markets Index (Gross) shown in the table is since April 30, 1997, the month end prior to the inception of Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations May 1, 1997, with the offering of Class A shares, and subsequently offered Class Y shares on March 9, 2009. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on March 10, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

Michael Reynal has been the portfolio manager of the Fund since March 2013.

Purchase and Sale of Fund Shares

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Emerging Markets Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

48	800-766-3863

RS EMERGING MARKETS FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.RSinvestments.com	49

RS GLOBAL GROWTH FUND

RS Global Growth Fund

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	0.80%
Distribution (12b-1) Fees	N/A
Other Expenses	0.64%
Total Annual Fund Operating Expenses[1]	1.44%
Fee Waiver/Expense Reimbursement[1]	-0.55%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[1]	0.89%
1	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$91
3 Years	$401
5 Years	$735
10 Years	$1,677

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of publicly traded companies wherever they may be in the world. The Fund may invest in companies of any size anywhere in the world. The Fund expects that substantially all of the securities held by the Fund will be listed on at least one securities exchange.

Under normal circumstances, the Fund will invest in companies located in at least three different countries including the United States. The Fund will normally invest 40% or more of its total assets in securities of non-U.S. companies. The Fund may invest any portion of its assets in companies located in emerging markets.

The Fund’s investment team uses fundamental research and a bottom-up approach to portfolio construction, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.

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RS GLOBAL GROWTH FUND

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

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RS GLOBAL GROWTH FUND

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s returns with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares (calendar year-end)

Best Quarter First Quarter 2012 13.17% Worst Quarter Second Quarter 2012 -6.82%

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	Since Inception (5/16/11)
Class Y Shares
Return Before Taxes	18.30%	2.57%
Return After Taxes on Distributions	17.70%	2.25%
Return After Taxes on Distributions and Sale of Fund Shares	11.89%	2.00%
MSCI All Country World Index (Gross) (reflects no deduction for fees, expenses or taxes)	16.80%	2.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Baillie Gifford Limited

Investment Sub-Sub-Adviser

Baillie Gifford Overseas Limited

Investment Team

Spencer Adair, John Carnegie, Malcolm MacColl, and Charles Plowden have each been a member of the Fund’s investment team since its inception.

An internal team of investment professionals at RS Investment Management Co. LLC expects to assume the day-to-day management of the Fund by July 1, 2013.

Purchase and Sale of Fund Shares

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Global Growth Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

52	800-766-3863

RS CHINA FUND

RS China Fund (formerly “RS Greater China Fund”)

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	1.10%
Distribution (12b-1) Fees	N/A
Other Expenses	0.64%
Total Annual Fund Operating Expenses[1]	1.74%
Fee Waiver/Expense Reimbursement[1]	-0.31%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[1]	1.43%
1	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$146
3 Years	$518
5 Years	$915
10 Years	$2,026

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of Chinese companies. The Fund currently defines a “Chinese company” as (i) a company that has securities that are traded primarily on any stock exchange in China or Hong Kong; (ii) a company that the Fund’s investment team considers to derive 50% or more of its revenues or profits from goods produced, services performed, or sales made in China or Hong Kong; (iii) a company that is organized under the laws of, or has its principal office in, China or Hong Kong; or (iv) a company that the Fund’s investment team determines has a majority of its physical assets located in China or Hong Kong. Because the Fund focuses its investments in Chinese companies, the values of its shares will be more greatly affected by economic, financial, political, and other factors affecting China or Hong Kong than mutual funds that invest more broadly. The Fund may invest in companies of any size.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team’s quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The investment team monitors market and sovereign risk as part of the overall investment process.

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RS CHINA FUND

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

China Risk

Investments in the China region are subject to special risks, such as less developed or less efficient trading markets, currency fluctuations or blockage, nationalization of assets, limits on repatriation, and the effects of governmental control of markets. The Chinese economy and financial markets have experienced high levels of growth in recent years; any actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Chinese companies. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. A small number of companies and industries represent a relatively large portion of the Chinese market as a whole. Monsoons and other natural disasters may cause substantial adverse economic effects.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

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RS CHINA FUND

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s returns with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund’s investment strategy and investment team changed on March 1, 2013. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares (calendar year-end)

Best Quarter First Quarter 2012 16.64% Worst Quarter Second Quarter 2012 -5.48%

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	Since Inception (5/16/11)
Class Y Shares
Return Before Taxes	22.03%	-4.62%
Return After Taxes on Distributions	21.55%	-5.06%
Return After Taxes on Distributions and Sale of Fund Shares	14.31%	-4.18%
MSCI China Index[1] (Gross) (reflects no deduction for fees, expenses or taxes)	23.10%	-0.43%
MSCI Golden Dragon Index[2] (Gross) (reflects no deduction for fees, expenses or taxes)	22.65%	-0.39%
1	Fund’s benchmark effective May 1, 2013.
2	Effective May 1, 2013, the Fund changed its benchmark from the MSCI Golden Dragon Index to the MSCI China Index because the Investment Adviser believes the MSCI China Index is a more appropriate comparative, broad-based market index for the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

Michael Reynal has been the portfolio manager of the Fund since March 2013.

Purchase and Sale of Fund Shares

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS China Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

www.RSinvestments.com	55

RS INVESTMENT QUALITY BOND FUND

RS Investment Quality Bond Fund

Investment Objective

To seek a high level of current income and capital appreciation without undue risk to principal.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	0.50%
Distribution (12b-1) Fees	N/A
Other Expenses	0.24%
Total Annual Fund Operating Expenses[1]	0.74%
Fee Waiver/Expense Reimbursement[1]	-0.08%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[1]	0.66%
1	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.66% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$67
3 Years	$229
5 Years	$404
10 Years	$911

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund’s investment team allocates the Fund’s investments among various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally allocates its assets broadly among the debt securities markets but may emphasize some sectors over others based on what the investment team believes to be their attractiveness relative to one another. Within sector allocations, the Fund’s investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund seeks to maintain an intermediate duration (between three and 10 years) but may lengthen or shorten its duration within the intermediate range to reflect changes in the overall composition of the investment-grade debt markets. Duration is a measure of a bond price’s sensitivity to changes in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in investment-grade debt securities. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, loans, and obligations of the U.S. government

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and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds”; normally, less than 20% of the Fund’s assets will be invested in below investment grade securities.

The Fund may also invest up to 20% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

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RS INVESTMENT QUALITY BOND FUND

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares[1] (calendar year-end)

Best Quarter Third Quarter 2009 5.32% Worst Quarter Second Quarter 2004 -2.63%
1	Returns for the periods through May 12, 2009 reflect performance for the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years[1]	10 Years[1]	Since Inception[1] (2/16/93)
Class Y Shares
Return Before Taxes	5.95%	6.16%	5.12%	5.68%
Return After Taxes on Distributions	4.46%	4.58%	3.49%	3.67%
Return After Taxes on Distributions and Sale of Fund Shares	3.96%	4.38%	3.44%	3.63%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%	6.25%
1	Returns for the periods through May 12, 2009 reflect performance for the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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The Fund commenced investment operations February 16, 1993, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Investor Services LLC

Investment Team

Howard W. Chin, co-portfolio manager, has managed the Fund since 1998. Robert J. Crimmins Jr., co-portfolio manager, has managed the Fund since 2004. David J. Marmon, co-portfolio manager, has managed the Fund since 2013.

Purchase and Sale of Fund Shares

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Investment Quality Bond Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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RS LOW DURATION BOND FUND

RS Low Duration Bond Fund

Investment Objective

A high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	0.45%
Distribution (12b-1) Fees	N/A
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.61%

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$62
3 Years	$195
5 Years	$340
10 Years	$762

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund’s investment team allocates the Fund’s investments among various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally allocates its assets broadly among the debt securities markets but may emphasize some sectors over others based on what the investment team believes to be their attractiveness relative to one another.

Within sector allocations, the Fund’s investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, the credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund tends to have an average duration within a range of one to three years and an average maturity between one and three years. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in debt securities, which may include, for example, corporate bonds, mortgage-backed and asset-backed securities, loans, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds”; normally, less than 20% of the Fund’s assets will be invested in below investment grade securities.

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RS LOW DURATION BOND FUND

The Fund may also invest up to 20% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange

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RS LOW DURATION BOND FUND

transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares[1] (calendar year-end)

Best Quarter Third Quarter 2009 2.24% Worst Quarter Second Quarter 2004 -1.02%
1	Returns for the periods through May 12, 2009 reflect performance for the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years[1]	Since Inception[1] (7/30/03)
Class Y Shares
Return Before Taxes	3.27%	3.76%	3.38%
Return After Taxes on Distributions	2.50%	2.74%	2.31%
Return After Taxes on Distributions and Sale of Fund Shares	2.12%	2.62%	2.26%
Barclays U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)	0.51%	2.49%	2.89%
1	Returns for the periods through May 12, 2009 reflect performance for the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations July 30, 2003, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes

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(Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Investor Services LLC

Investment Team

Howard W. Chin, co-portfolio manager, has managed the Fund since 2003. Robert J. Crimmins Jr., co-portfolio manager, has managed the Fund since 2004.

Purchase and Sale of Fund Shares

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Low Duration Bond Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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RS HIGH YIELD FUND

RS High Yield Fund

Investment Objectives

To seek current income. Capital appreciation is a secondary objective.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	0.60%
Distribution (12b-1) Fees	N/A
Other Expenses	0.31%
Total Annual Fund Operating Expenses[1]	0.91%
Fee Waiver/Expense Reimbursement[1]	-0.15%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[1]	0.76%
1	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.76% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$78
3 Years	$275
5 Years	$489
10 Years	$1,106

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations (commonly known as “high-yield” securities or “junk bonds”) at the time of purchase or, if unrated, have been determined by the Fund’s investment team to be of comparable quality.

The Fund’s investment team considers several factors relating to the issuer in purchasing and selling securities relative to the price of the security, such as the earnings patterns, the financial history, the management structure, and the general prospects of the issuer. The Fund’s investment team considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the high-yield securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.

The Fund normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. An investment will be considered to be rated below investment grade if it is rated by Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the Fund’s investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, convertible bonds, and loans. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.

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RS HIGH YIELD FUND

The Fund may invest in common and preferred stocks, warrants to purchase common stocks, bonds, or other securities; typically, not more than 20% of the Fund’s assets will be invested in these types of securities.

The Fund also may invest up to 35% of the value of its total assets in foreign securities and so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

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RS HIGH YIELD FUND

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares[1] (calendar year-end)

Best Quarter Second Quarter 2009 13.58% Worst Quarter Fourth Quarter 2008 -12.45%
1	Returns for the periods through May 12, 2009 reflect performance for the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years[1]	10 Years[1]	Since Inception[1] (9/1/98)
Class Y Shares
Return Before Taxes	14.66%	8.68%	8.52%	6.30%
Return After Taxes on Distributions	12.07%	5.79%	5.76%	3.34%
Return After Taxes on Distributions and Sale of Fund Shares	9.43%	5.64%	5.65%	3.48%
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	15.81%	10.34%	10.62%	7.51%
1	Returns for the periods through May 12, 2009 reflect performance for the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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RS HIGH YIELD FUND

The Fund commenced investment operations September 1, 1998, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Investor Services LLC

Investment Team

Kevin Booth, CFA, co-portfolio manager, has managed the Fund since 2009. Marc Gross, co-portfolio manager, has managed the Fund since 2008. Howard G. Most, co-portfolio manager, has managed the Fund since 2008.

Purchase and Sale of Fund Shares

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS High Yield Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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RS TAX-EXEMPT FUND

RS Tax-Exempt Fund

Investment Objective

To maximize current income exempt from federal income taxes, consistent with the preservation of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	0.50%
Distribution (12b-1) Fees	N/A
Other Expenses	0.17%
Total Annual Fund Operating Expenses[1]	0.67%
Fee Waiver/Expense Reimbursement[1]	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[1]	0.67%
1	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.69% for Class Y shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$68
3 Years	$214
5 Years	$373
10 Years	$835

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in investment-grade municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal income tax including the federal alternative minimum tax (“AMT”).

The Fund’s investment team allocates the Fund’s investments among a diversified portfolio of investment-grade municipal obligations and will invest primarily in municipal securities with remaining maturities of between seven and 25 years. The Fund’s investment team may, however, invest in municipal obligations with remaining maturities outside of that range based on its analysis of the market and the economy. As of March 31, 2013, the Fund’s dollar weighted average maturity was 14.89 years; the Fund’s dollar weighted average maturity may be substantially longer or shorter any time in the future.

Under normal circumstances at least 80% of the value of the Fund’s net assets will be invested in tax-exempt municipal obligations. This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Up to 20% of the value of the Fund’s net assets may be invested in bonds that pay interest subject to federal income tax, including bonds that pay interest subject to the AMT. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:

■	general obligation bonds, guaranteed by the issuer’s full faith, credit, and taxing power;

■	specific obligation bonds, payable by a special tax or revenue source;

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RS TAX-EXEMPT FUND

■	revenue bonds, supported by a revenue source related to the project being financed;

■	notes or short-term obligations issued in anticipation of a bond sale, guaranteed by the collection of taxes or receipt of revenues; and

■	private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.

The Fund will normally invest in municipal securities that, at the time of purchase, are of investment grade. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher, or, if unrated, has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest up to 10% of its assets in below investment grade or unrated municipal obligations that the Fund’s investment team determines to be of comparable quality. The Fund is not required to sell a bond that has been downgraded to below investment grade after the Fund acquires it, but the Fund’s overall holdings in below investment grade bonds, including those that have been downgraded since the time of investment, generally will not exceed 20% of the Fund’s assets. The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating and variable-rate demand notes and bonds.

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund’s investment team determines that the potential return from such investment justifies the additional risk.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Municipal Obligations Risk

Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

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RS TAX-EXEMPT FUND

Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Return for Class Y Shares[1] (calendar year-end)

Best Quarter Third Quarter 2009 7.67% Worst Quarter Fourth Quarter 2010 -5.25%
1	Returns for the periods through May 12, 2009 reflect performance for the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years[1]	10 Years[1]	Since Inception[1] (2/16/93)
Class Y Shares
Return Before Taxes	7.34%	6.13%	5.08%	5.24%
Return After Taxes on Distributions	7.34%	6.13%	4.89%	5.06%
Return After Taxes on Distributions and Sale of Fund Shares	5.89%	5.78%	4.79%	4.98%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.78%	5.91%	5.10%	5.81%
1	Returns for the periods through May 12, 2009 reflect performance for the Fund’s Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations February 16, 1993, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

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RS TAX-EXEMPT FUND

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Investor Services LLC

Investment Team

Alexander M. Grant Jr., portfolio manager, has managed the Fund since 1993.

Purchase and Sale of Fund Shares

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Tax-Exempt Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income or alternative minimum tax purposes. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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RS HIGH INCOME MUNICIPAL BOND FUND

RS High Income Municipal Bond Fund

Investment Objectives

To seek high current income exempt from federal income taxes with a secondary objective of capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	0.50%
Distribution (12b-1) Fees	N/A
Other Expenses	0.18%
Total Annual Fund Operating Expenses[1]	0.68%
Fee Waiver/Expense Reimbursement[1]	-0.17%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[1]	0.51%
1	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$52
3 Years	$200
5 Years	$362
10 Years	$830

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal individual income tax (but not necessarily the federal alternative minimum tax (the “AMT”)). The Fund may invest any portion of its assets in obligations that pay interest subject to the AMT.

The Fund’s investment team allocates the Fund’s investments among a diversified portfolio of municipal securities offering the potential for high current income. The Fund may invest any portion of its assets in municipal securities that are rated below investment grade (or, if unrated, considered by the Fund’s investment team to be of comparable quality), commonly known as “high yield” or “junk” bonds.

In selecting securities for the Fund, the Fund’s investment team performs in-depth credit analysis of the issuer’s creditworthiness and of the securities. The Fund’s investment team attempts to identify securities paying attractive current income, and securities that it believes are undervalued.

The Fund’s investment team considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.

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Under normal circumstances at least 80% of the value of the Fund’s net assets will be invested in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT). This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:

■	general obligation bonds, of state and local governments secured by the issuer’s unlimited or limited taxing power;

■	specific obligation bonds, payable by a special tax or revenue source;

■	revenue bonds, supported by a revenue source related to the project being financed;

■	notes or short-term obligations issued in anticipation of a bond sale, backed by the collection of taxes or receipt of revenues; and

■	private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.

The Fund may invest up to 100% of its assets in high yield, lower-rated fixed-income securities, including securities below investment grade, commonly known as “high yield” or “junk” bonds. A security will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities, floating and variable-rate demand notes and bonds, and residual interest bonds, which are an inverse floating rate security (“inverse floaters”).

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund’s investment team determines that the potential return from such investment justifies the additional risk.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Municipal Obligations Risk

Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations. Investments in inverse floaters typically involve greater risk than investments in municipal obligations of comparable maturity and credit quality, and the values of inverse floaters are more volatile than those of municipal obligations due to the leverage they entail.

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RS HIGH INCOME MUNICIPAL BOND FUND

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares (calendar year-end)

Best Quarter Second Quarter 2011 5.36% Worst Quarter Fourth Quarter 2010 -5.70%

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	Since Inception (12/31/09)
Class Y Shares
Return Before Taxes	10.59%	9.03%
Return After Taxes on Distributions	10.59%	9.02%
Return After Taxes on Distributions and Sale of Fund Shares	8.45%	8.49%
Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	6.78%	6.57%
Barclays High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	18.14%	11.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Investor Services LLC

Investment Team

Alexander M. Grant Jr., portfolio manager, has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

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You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS High Income Municipal Bond Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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RS FLOATING RATE FUND

RS Floating Rate Fund

Investment Objective

To seek a high level of current income.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	0.65%
Distribution (12b-1) Fees	N/A
Other Expenses	0.21%
Total Annual Fund Operating Expenses[1]	0.86%
Fee Waiver/Expense Reimbursement[1]	-0.07%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[1]	0.79%
1	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$81
3 Years	$267
5 Years	$470
10 Years	$1,054

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in floating rate loans and other floating rate investments. The investment team expects that most or all of the investments held by the Fund will typically be below investment grade.

Floating rate investments are debt obligations of companies or other entities that have interest rates that adjust or “float” periodically, normally on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. A floating rate loan is typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund will typically acquire loans directly in a transaction arranged through an agent or by assignment from another holder of the loan. The Fund will typically invest in senior secured corporate loans.

The Fund’s investment team considers several factors in purchasing and selling investments for the Fund, such as fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer’s management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer.

The Fund normally invests at least 80% of its net assets in floating rate loans and other floating rate investments. Floating rate investments include, without limitation, floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market funds. For this purpose, the investment team considers floating rate investments to include investments whose interest rates do not by their terms reset prior to maturity but have maturities of six months or less. The Fund may invest up to

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100% of its assets in obligations of foreign issuers, including sovereign and private issuers. The Fund may enter into foreign currency exchange transactions in order to hedge against adverse changes in the values of currencies in which those obligations are denominated.

Floating rate loans in which the Fund invests are expected to be “senior” loans, although the Fund may invest in other types of loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. For example, the Fund may be delayed or prevented from realizing on its collateral. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Other debt obligations in which the Fund may invest include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

An investment will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it. Senior loans typically are of below investment grade quality and (if rated) have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”).

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although the Fund’s investment team considers credit ratings in making investment decisions, it performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. The Fund depends more on the Fund’s investment team’s ability to buy lower-rated debt than it does on its ability to buy investment-grade debt. The Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer’s obligations. This could increase the Fund’s operating expenses and decrease its net asset value.

The Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of floating rate loans being considered for purchase by the Fund, which may affect its ability to assess the floating rate loans as compared to investors that do receive such information.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a

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RS FLOATING RATE FUND

position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares (calendar year-end)

Best Quarter First Quarter 2012 4.28% Worst Quarter Third Quarter 2011 -4.32%

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	Since Inception (12/31/09)
Class Y Shares
Return Before Taxes	10.08%	6.48%
Return After Taxes on Distributions	7.97%	4.45%
Return After Taxes on Distributions and Sale of Fund Shares	6.50%	4.33%
S&P/LSTA U.S. Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)	9.66%	7.03%

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Investor Services LLC

Investment Team

Kevin Booth, CFA and Marc Gross have each been a co-portfolio manager of the Fund since its inception. John Blaney, CFA has been a member of the investment team of the Fund since May 1, 2013.

Purchase and Sale of Fund Shares

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Floating Rate Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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RS STRATEGIC INCOME FUND

RS Strategic Income Fund

Investment Objectives

To seek high current income with a secondary objective of capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class Y
Management Fees	0.60%
Distribution (12b-1) Fees	N/A
Other Expenses	0.30%
Total Annual Fund Operating Expenses[1]	0.90%
Fee Waiver/Expense Reimbursement[1]	-0.31%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[1]	0.59%
1	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class Y
1 Year	$60
3 Years	$256
5 Years	$468
10 Years	$1,079

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate (not annualized) was 157% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund may invest in fixed-income obligations of any kind, including, by way of example, U.S. and foreign corporate investment-grade securities; U.S. government securities and securities of foreign governments and supranational entities; U.S. and foreign below investment grade bonds; and cash instruments. The Fund’s investment team allocates the Fund’s investments among these (and other) types of obligations based on its detailed analysis of market, economic, political, and other factors, and of the potential for the various obligations to provide high current income and/or capital appreciation.

The Fund’s investment team selects specific investments for the Fund by considering a wide variety of factors, including yield, potential for appreciation in value, the credit quality of the issuer or collateral, maturity, and the degree of risk associated with a specific investment relative to the potential for favorable investment returns and to other investments.

The Fund’s investment team may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.

The Fund may invest in investments of any maturity. The Fund may invest in securities of any quality, and may invest without limit in below investment grade securities or unrated securities considered by the Fund’s investment team to be of comparable quality, sometimes referred to as “high yield” or “junk” bonds. An investment will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s

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investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund may invest in emerging markets debt. There is no limit on the amount of the Fund’s assets that may be invested in obligations of issuers in any country or group of countries.

The Fund may invest in any type of debt instrument, including, for example, domestic or foreign corporate debt securities, securities issued or guaranteed by sovereign governments, their agencies, or instrumentalities, and mortgage-backed securities. The Fund may invest in “tax credit bonds” (including Build America Bonds, clean renewable energy bonds and qualified tax credit bonds) and tax-exempt bonds. The Fund may invest in convertible securities and warrants. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation. In addition, as a substitute for investments directly in debt securities, the Fund may seek exposure to such debt securities through investments in exchange-traded funds.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

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RS STRATEGIC INCOME FUND

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Municipal Obligations Risk

Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and may experience high portfolio turnover rates in the future.

Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

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Annual Total Return for Class Y Shares (calendar year-end)

Best Quarter Third Quarter 2010 4.12% Worst Quarter Third Quarter 2011 -0.68%

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	Since Inception (12/31/09)
Class Y Shares
Return Before Taxes	8.93%	7.89%
Return After Taxes on Distributions	7.06%	5.91%
Return After Taxes on Distributions and Sale of Fund Shares	5.86%	5.60%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.21%	6.19%

RS STRATEGIC INCOME FUND

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Investor Services LLC

Investment Team

Leslie Barbi, Kevin Booth, CFA, Howard W. Chin, Robert J. Crimmins Jr., and Marc Gross have each been a member of the investment team of the Fund since its inception. David J. Marmon has been a member of the investment team of the Fund since July 1, 2012. Demetrios Tsaparas, CFA has been a member of the investment team of the Fund since May 1, 2013.

Purchase and Sale of Fund Shares

Shares of the Fund are only available to investors that meet certain eligibility requirements. There is no minimum initial investment in the Fund. The minimum on subsequent investments is $100.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Strategic Income Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that a Fund’s investment adviser (references to “adviser” are deemed to refer to a Fund’s adviser, sub-adviser, or sub-sub-adviser, as applicable) believes are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the foregoing Fund Summaries and in the chart below, and are described in this section. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times. In addition, each Fund may be subject to additional risks other than those described in the following pages because the types of investments made by each Fund can change over time. The “Investments and Risks” section in the Statement of Additional Information includes more information about the Funds, their investments, and the related risks.

There is no guarantee that a Fund will achieve its objective, and you may lose money by investing in a Fund. In the sections that follow, more detail is provided about the Funds’ principal risks and about circumstances that could adversely affect the value of a Fund’s shares or its total return.

The analysis of an investment by a Fund’s adviser can be incorrect and its selection of investments can lead to a Fund’s underperforming other funds with similar investment strategies. The adviser may not properly ascertain the appropriate mix of investments for any particular economic cycle.

Also, the timing of movements from one type of investment to another could have a negative effect on the overall investment performance of the Fund. The performance of an investment in certain types of securities may be more dependent on an adviser’s analysis than would be the case for other types of securities.

Many of the equity Funds’ investment strategies and portfolio investments differ from those of most other equity mutual funds. The adviser may aggressively seek to identify favorable securities, economic and market sectors, and investment opportunities that other investors and investment advisers may not have identified. The adviser may devote more of a Fund’s assets to pursuing an investment opportunity than many other mutual funds might; it may buy or sell an investment at times different

	RS Partners Fund	RS Value Fund	RS Large Cap Alpha Fund	RS Investors Fund	RS Global Natural Resources Fund	RS Small Cap Growth Fund	RS Select Growth Fund
Cash Position Risk	X	X	X	X	X	X	X
China Risk
Concentration Risk					X
Credit Derivatives Risk
Currency Risk					X
Debt Securities Risk
Derivatives Risk
Emerging Market Risk
Equity Securities Risk	X	X	X	X	X	X	X
Focused Investment Risk						X	X
Foreign Securities Risk	X	X	X	X	X	X	X
High-yield/Junk Bond Risk
Investment Style Risk	X	X	X	X	X	X	X
Limited Portfolio/Non-diversification Risk	X	X	X	X	X		X
Liquidity Risk	X	X	X	X	X	X	X
Loan Risk
Mortgage- and Asset-backed Securities Risk
Municipal Obligations Risk
Natural Resources Investment Risk	X	X	X	X	X
Overweighting Risk	X	X	X	X	X	X	X
Portfolio Turnover Risk				X		X	X
Small and/or Mid-sized Companies Risk	X	X	X	X	X	X	X
Technology Investment Risk
Underweighting Risk	X	X	X	X	X	X	X

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from when most other mutual funds might do so; and it may select investments for the Fund that would be inappropriate for other mutual funds. This approach to investing may make a Fund a more volatile investment than other mutual funds and cause the Fund to perform less favorably than other mutual funds under similar market or economic conditions. A Fund may hold a substantial portion of its assets in cash or cash equivalents.

The Trustees of RS Investment Trust (the “Trust”) may change the investment objective and the policies of any Fund without a vote of the shareholders unless otherwise specifically stated.

Cash Position Risk

A Fund may hold any portion of its assets in cash or cash equivalents at any time, or for an extended time. A Fund’s adviser will determine the amount of a Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances. The portion of a Fund’s assets invested in cash and cash equivalents may at times exceed 25% of that Fund’s net assets. To the extent that a Fund holds assets in cash and otherwise uninvested, the ability of a Fund to meet its objective may be limited.

China Risk

Investments in the China region are subject to special risks, such as less developed or less efficient trading markets, currency fluctuations or blockage, and nationalization of assets. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. The Chinese economy and financial markets have experienced high levels of growth in recent years; any actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Chinese companies. Although the Chinese government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed. A small number of companies and industries represent a relatively large portion of the Chinese market as a whole. Monsoons and other natural disasters may cause substantial adverse economic effects, at least temporarily. Additional risks of investing in Chinese companies include: (i) the small size of the market for Chinese securities and the low volume of trading, resulting in lack of liquidity and in price volatility, (ii) the lack of a market to engage in hedging transactions to minimize renminbi foreign exchange risk, (iii) the nature and extent of intervention by the Chinese

RS Mid Cap Growth Fund	RS Growth Fund	RS Technology Fund	RS Small Cap Equity Fund	RS International Growth Fund	RS Emerging Markets Fund	RS Global Growth Fund	RS China Fund	RS Investment Quality Bond Fund	RS Low Duration Bond Fund	RS High Yield Fund	RS Tax- Exempt Fund	RS High Income Municipal Bond Fund	RS Floating Rate Fund	RS Strategic Income Fund
X	X	X	X	X	X	X	X
X
X
								X	X	X	X	X	X	X
				X	X	X	X	X	X	X			X	X
								X	X	X	X	X	X	X
								X	X	X	X	X	X	X
				X	X	X	X							X
X	X	X	X	X	X	X	X
X	X		X				X
X	X	X	X	X	X	X	X	X	X	X			X	X
								X	X	X	X	X	X	X
X	X	X	X	X	X	X	X

		X	X	X	X	X	X	X	X	X	X	X	X	X
								X	X	X			X	X
								X	X	X				X
											X	X		X

X	X	X	X	X	X	X	X
X	X	X	X		X		X	X	X	X				X
X	X	X	X	X	X	X	X
X
X	X	X	X	X	X	X	X

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government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) limitations on the use of brokers, (v) certain Chinese government requirements which may restrict the Fund’s investment opportunities, and (vi) investment and repatriation restrictions.

Concentration Risk

RS Technology Fund and RS Global Natural Resources Fund will concentrate their investments in companies in a particular sector as described in the Fund Summaries. When a Fund concentrates its investments in a particular sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not concentrated its assets in that sector. In addition, investors may buy or sell substantial amounts of a Fund’s shares in response to factors affecting or expected to affect a sector in which the Fund concentrates its investments, resulting in extreme inflows or outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent that they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Credit Derivatives Risk

A Fund may enter into credit derivatives, such as credit default swaps and credit default index investments, including loan credit default swaps and loan credit default index swaps. A Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust a Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in “Investments and Risks” in the Statement of Additional Information. Credit derivatives are also subject to the risks discussed in “Derivatives Risk.”

Currency Risk

Since foreign securities often are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, a Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions (such as foreign currency forwards or futures contracts, and foreign currency options). The use of foreign-currency exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

If a Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and potentially the Fund’s income available for distribution. The values of foreign currencies relative to the U.S. dollar fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S.

or foreign governments, central banks, or supranational entities such as the International Monetary Fund; the imposition of currency controls; and political and regulatory developments in the United States or abroad. Officials in foreign countries may from time to time take actions in respect of their currencies which could adversely affect the values of a Fund’s assets denominated in those currencies or the liquidity of such investments. Foreign-currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Debt Securities Risk

The value of a debt security (and other income-producing securities, such as preferred stocks, convertible preferred stocks, equity-linked notes, and interests in income-producing trusts) changes in response to interest rate changes. In general, the value of a debt security is likely to fall as interest rates rise. This risk is generally greater for obligations with longer maturities or for debt securities that do not pay current interest (such as zero-coupon securities). Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent a Fund’s income is based on short-term interest rates that fluctuate over short periods of time, income received by the Fund may decrease as a result of a decline in interest rates. In response to an interest rate decline, debt securities that provide the issuer with the right to call or redeem the security prior to maturity may be called or redeemed. If a debt security is repaid more quickly than expected, the Fund may not be able to reinvest the proceeds at the same interest rate, reducing the potential for gain. When interest rates increase or for other reasons, debt securities may be repaid more slowly than expected. As a result, the maturity of the debt instrument is extended, increasing the potential for loss.

Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s value to changes in interest rates. Unlike the maturity of a debt security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The value of a debt security also depends on the issuer’s credit quality or ability to pay principal and interest when due. The value of a debt security is likely to fall if an issuer or the guarantor of a security is unable or unwilling (or is perceived to be unable or unwilling) to make timely principal and/or interest payments or otherwise to honor its obligations, or if the debt security’s rating is downgraded by a credit rating agency. The obligations of issuers (and obligors of asset-backed securities) are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. The value of a debt security can also decline in response to other changes in market, economic, industry, political, and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally. The values of many debt securities may fall in response to a general increase in investor risk aversion or a decline in the confidence of investors generally in the ability of issuers to meet their obligations.

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Derivatives Risk

Derivatives are financial instruments whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivatives include transactions where the obligations of a Fund’s counterparty are backed by an exchange or clearinghouse, and transactions entered into “over-the-counter” (“OTC”) (not on an exchange or contract market), where the Fund will depend on the ability and the willingness of its counterparty to perform its obligations under the transaction. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. Derivatives may change in value very rapidly and significantly in response to interest rate changes or other market developments, or as a result of the counterparty’s credit quality; a derivative transaction may not have the effect a Fund’s adviser anticipated. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, or index.

Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative, and when a Fund invests in a derivative instrument, it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. A Fund may be required to earmark or otherwise segregate certain of its assets on its books with respect to derivatives transactions entered into by the Fund. A liquid secondary market may not always exist for a Fund’s derivative positions at any time. Use of derivatives may increase the amount and timing of taxes payable by shareholders. Although the use of derivatives is intended to enhance a Fund’s performance, it may instead reduce returns and increase volatility.

The value of an OTC derivative transaction will depend on the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If the counterparty defaults, a Fund will have contractual remedies but may choose not to enforce them to avoid the cost and unpredictability of legal proceedings. In addition, if a counterparty fails to meet its contractual obligations, a Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets. Accordingly, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is an unsecured creditor of the counterparty and runs the risk of having limited recourse if the counterparty defaults. Even if a counterparty’s obligations are secured by collateral, the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. As a result, they can be highly illiquid.

Counterparty risk with respect to certain OTC derivatives may be affected by new regulations affecting the derivatives market. Certain types of derivatives, such as certain interest rate swaps and certain credit default index swaps, will be required to be cleared – meaning that a central clearing organization will be substituted as the counterparty to each side of the transaction. Each party will be required to maintain its positions with a clearing organization through one or more clearing brokers. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it poses a number of additional risks. For example, cleared derivatives transactions may be more expensive to maintain than noncleared OTC transactions. They may require a Fund to deposit increased amounts of margin. The transactions may be subject to unanticipated close-out by the clearing organization of a clearing broker. And a Fund will be subject to the risk that its clearing member or clearing organization will itself be unable to perform its obligations. A Fund also is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or which the adviser expects to be cleared), and no clearing member is willing to clear the transaction on the Fund’s behalf.

The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including clearing (as discussed above), margin, reporting, and registration requirements. The ultimate impact of the regulations remains unclear. The effect of the regulations could be, among other things, to restrict a Fund’s ability to engage in derivatives transactions (including because certain types of derivatives transactions may no longer be available to a Fund) and/or increase the costs of such derivatives transactions (including through increased margin or capital requirements), and a Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty credit risk. See “Investments and Risks” in the Statement of Additional Information for more information.

Emerging Market Risk

Emerging market countries may have higher relative rates of inflation than developed countries and may be more likely to experience political unrest and economic instability. Many emerging market countries have experienced substantial rates of inflation for many years, which may have adverse effects on the economies and the securities markets of those countries. Investments in emerging market countries could be subject to expropriation of assets, which could wipe out the entire value of a Fund’s investment in that market. Countries heavily dependent on trade face additional threats from the imposition of trade barriers and other protectionist measures. Emerging market countries have a greater risk than developed countries of currency depreciation or devaluation relative to the U.S. dollar, which could adversely affect any investment made by a Fund. The securities markets in emerging countries may be less developed than in other countries, causing liquidity, custodial, and settlement problems, such as higher custodial costs or delays and possible failures in settlement, and making it harder for a Fund to buy and sell securities. In certain emerging markets, the system of share registration and custody creates certain risks of

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YOUR INVESTMENT

loss (including the risk of total loss) that are not normally associated with investments in other securities markets. Emerging market debt securities are often rated below investment grade, reflecting increased risk of issuer default or bankruptcy. Political and economic turmoil could raise the possibility that trading of securities will be halted.

In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Equity Securities Risk

The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks, convertible securities, and depositary receipts, owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The values of equity securities paying dividends at high rates may be more sensitive to changes in interest rates than are other equity securities. A Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that the Fund’s investment team views as unfavorable for equity securities.

Certain Funds may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). If RS Investments believes that a particular IPO is very likely to increase in value immediately after the initial offering, it is possible (although it will not necessarily be the case) that each of the Funds will invest in the IPO, even if the security is one in which a Fund might not typically otherwise invest. It is possible, however, that a Fund will lose money on an investment in an IPO, even in such a case.

IPOs may not be available to a Fund at all times, and a Fund may not always invest in IPOs offered to it. For example, a Fund may not invest in an IPO if such an offering does not meet the specific investment criteria of that Fund. (In a case such as that described above, where RS Investments believes that a particular IPO is very likely to increase in value immediately after the initial offering, it is possible (although it will not necessarily be the case) that such a Fund would nonetheless invest in that IPO.)

Investments in IPOs may have a substantial beneficial effect on a Fund’s investment performance. A Fund’s investment return earned during a period of substantial investment in IPOs may not be sustained during other periods when the Fund makes more-limited, or no, investments in IPOs.

Focused Investment Risk

A Fund may focus its investments in companies in a particular market or sector. When a Fund focuses its investments in a particular market or sector, financial, economic, business, and other developments affecting issuers in that market or sector will have a greater effect on the Fund than if it had not focused its assets in that market or sector. In addition, investors may buy or sell substantial amounts of a Fund’s shares in response to factors affecting or expected to affect a market or sector in which the Fund focuses its investments, resulting in extreme inflows or outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely, to the extent that they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Foreign Securities Risk

Investments in foreign securities entail risks not present in domestic investments. Because foreign securities are often denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, foreign withholding or other taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign company than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees also are generally higher than in the United States. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund’s investments in certain foreign countries. A Fund may (but will not necessarily) buy or sell foreign currencies for future delivery and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

High-yield/Junk Bond Risk

Lower-quality debt securities (commonly known as “high-yield” securities or “junk bonds”) are predominantly speculative with respect to their capacity to pay interest and principal. They can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. The market for lower quality debt securities can be less liquid, especially during periods of recession or general market decline. The rating services’ descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in “Investments and Risks” in the Statement of Additional Information.

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Investment Style Risk

Different types of securities such as growth style or value style securities tend to shift into and out of favor with investors depending on changes in market and economic conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles. A mutual fund pursuing a dividend-oriented investment strategy may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Limited Portfolio/Non-diversification Risk

A Fund may hold a smaller number of portfolio securities than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers.

RS Investors Fund is not “diversified” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore is able to invest its assets in a more limited number of issuers than a diversified fund. In addition, although certain funds are “diversified” within the meaning of the 1940 Act, they may hold a smaller number of portfolio securities than many other mutual funds.

See the “Taxes” section in the Statement of Additional Information for more detail.

Liquidity Risk

Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of a Fund to dispose of such securities at advantageous prices may be greatly limited, and a Fund may have to continue to hold such securities during periods when the adviser would otherwise have sold them. Some securities held by a Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, a Fund, by itself or together with other accounts managed by the adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, a Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such a case, the sale proceeds received by a Fund may be substantially less than if the Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s net asset value (“NAV”).

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. This means they are subject to greater credit risks than other investments, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. In addition, investments in loans may be difficult to value and may be illiquid. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in the loan, resulting in a material decline in the Fund’s net asset value.

Additional risks of investments in loans include:

•

Agent/Intermediary Risk — If the Fund holds a loan through another financial institution, or relies on another financial institution to administer the loan, the Fund’s receipt of principal and interest on the loan is subject to the credit risk of the financial institution. If the Fund holds its interest in a loan through another financial institution, the Fund likely would not be able to exercise its rights directly against the borrower and may not be able to cause the financial institution to take what it considers to be appropriate action. If the Fund relies on a financial institution to administer a loan, the Fund is subject to the risk that the financial institution may be unwilling or unable to demand and receive payments from the borrower in respect of the loan, or otherwise unwilling or unable to perform its administrative obligations.

•

Collateral Impairment Risk — The terms of certain loans in which the Fund may invest require that collateral be maintained to support payment of the borrower’s obligations under the loan. However, the value of the collateral may decline after the Fund invests, and the value of the collateral may not be sufficient to cover the amount owed to the Fund. In addition, the Fund’s interest in collateral securing a loan may be found invalid or may be used to pay other outstanding obligations of the borrower under applicable law. In the event that a borrower defaults, the Fund’s access to the collateral may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that all or some of the collateral may be illiquid.

•

Subordination Risk — Senior loans are subject to the risk that a court could subordinate them to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.

•

Limited Information Risk — Because there is limited public information available regarding loan investments, the Fund is particularly dependent on the analytical abilities of the Fund’s investment team.

•

Settlement Risk — Transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund’s redemption obligations.

Mortgage- and Asset-backed Securities Risk

Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in

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mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage- and asset-backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend because of slower-than-expected principal payments. This may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. As a result, mortgage and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- or asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Municipal Obligations Risk

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Issuers, including governmental issuers of municipal obligations, may be unable to pay their obligations as they come due. Decreases in tax revenues, and increases in liabilities such as pension and health care liabilities, may increase the actual or perceived risk of default on such obligations. Because many municipal obligations are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer projects, conditions in these sectors can affect the overall municipal market. Payment of municipal obligations may depend on an issuer’s general unrestricted revenues, revenue generated by a specific project or the operator of a project, government appropriations, or aid from other governments. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations, causing interest received and distributed to shareholders by the Fund to be taxable and resulting in a significant decline in the values of such municipal obligations. There is generally less public information available for municipal obligations compared to corporate equities or debt securities, and the investment performance of a Fund holding municipal obligations may therefore be more dependent on the analytical abilities of the Fund’s adviser.

RS High Income Municipal Bond Fund may invest in residual interest bonds (“inverse floaters”). Inverse floaters are a type of inverse floating rate security, and their values generally move in the opposite direction from interest rates. Inverse floaters typically are issued by a special purpose vehicle, and are structured to provide their holders with a leveraged return on a fixed-rate municipal bond held by the special purpose vehicle. The Fund’s investment in an inverse floater typically involves greater risk than an investment in a fixed-rate bond of comparable maturity and credit quality, and the value of an inverse floater is more volatile than that of a fixed-rate bond due to the leverage it entails. The Fund could lose more than the amount of its investment in certain types of inverse floaters. Inverse floaters may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of securities.

Natural Resources Investment Risk

Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through MLPs, which are limited partnerships in which ownership units are publicly traded. While MLPs often own or own interests in properties or businesses that are related to oil and gas industries, including pipelines, MLPs may invest in other types of industries, or in credit-related investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (including a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. A Fund also may invest in companies that serve (or whose affiliates serve) as the general partner of an MLP.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders,

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subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

The Funds may also hold investments in limited liability companies that have many of the same characteristics and are subject to many of the same risks as MLPs.

The manner and extent of a Fund’s investments in MLPs and limited liability companies may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and any such investments by the Fund may adversely affect the ability of the Fund to so qualify.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to a Fund’s benchmark increases the risk that a Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark. Price declines may result from factors that adversely affect a particular industry or group of industries, such as labor shortages or increased production costs, competitive conditions, or negative investor perceptions.

Portfolio Turnover Risk

Portfolio turnover is not a principal consideration in investment decisions for the Funds, and the Funds are not subject to any limit on the frequency with which portfolio securities may be purchased or sold. Portfolio turnover generally involves a number of direct and indirect costs and expenses to a Fund, including, for example, dealer mark-ups and bid/asked spreads and transaction costs on the sale of securities and reinvestment in other securities. Such costs are not reflected in the Funds’ Total Annual Fund Operating Expenses set forth under “Fees and Expenses” but do have the effect of reducing a Fund’s investment return. Such sales may result in the realization of taxable capital gains, including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Small and/or Mid-sized Companies Risk

Small and mid-sized companies may offer greater opportunities for capital appreciation than larger companies, but they tend to be more vulnerable to adverse developments than larger companies, and investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. In addition, such companies may have been recently organized and have little or no track record of success. Also, a Fund’s adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of small and mid-sized companies may trade less frequently and in smaller volume than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale.

Technology Investment Risk

Investments in technology companies, including companies in the Internet and biotechnology sectors, may be highly volatile. Technology companies operate in markets that are characterized by: rapid change; evolving industry standards; frequent new service and product announcements, introductions, and enhancements; and changing customer demands. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. In addition, the widespread adoption of new technologies or other technological changes could require substantial expenditures by a company to modify or adapt its services or infrastructure, which could have a material adverse effect on its business, results of operations, and financial condition. Changes in prices may reflect, for example, changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of technology investments generally. Technology companies may be dependent on a limited management group, and turnover in management may have an adverse effect on a company’s profits or viability. Technology company values may be significantly affected by intense competition, changes in consumer preferences, challenges in achieving product compatibility, and government regulation. Securities of technology companies may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions.

Underweighting Risk

If a Fund underweights its investment in an industry or group of industries relative to a Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Additional Information About the Funds’ Investment Strategies and Risks

In addition to the principal investment strategies described in the Fund Summaries, the Funds may at times use the strategies and techniques described in this section, which involve certain special risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that a Fund’s investment adviser (references to “adviser” are deemed to refer to a Fund’s adviser, sub-adviser, or sub-sub-adviser, as applicable) might use in managing the Funds. As with any mutual fund, investors must rely on the professional investment judgment and skill of the investment advisers. Please see “Investments and Risks” in the Statement of Additional Information for more-detailed information about certain of the securities and the investment techniques

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described in this section and about other strategies and techniques that may be used by the Funds.

All of the Funds may at times, but will not necessarily, hold a substantial portion of their assets in cash and cash equivalents.

RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, and RS Global Natural Resources Fund

The Fund may at times invest a portion of its assets in debt securities and other income-producing securities of any quality.

RS Investors Fund

The Fund may invest any portion of its assets in debt securities and other income-producing securities. The Fund will invest only in debt securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or in other “investment-grade” debt securities. An investment grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Rating Group, Baa or BBB, respectively, or higher or, if unrated, that has been determined by the investment team to be of comparable quality.

RS International Growth Fund

The Fund may hold cash in U.S. dollars or foreign currencies. To attempt to protect against adverse changes in currency exchange rates, the Fund may use forward foreign currency exchange contracts.

As a temporary defensive measure, if the Fund’s investment team believes that investing in foreign equity securities is too risky, the Fund may significantly alter its portfolio by investing, without any percentage limit, in foreign or U.S. investment grade, non-convertible preferred stocks, bonds, government securities, or money market instruments. To the extent that the Fund assumes a temporary defensive position, it may not achieve its investment objective during that time.

RS Emerging Markets Fund

The Fund may hold cash in U.S. dollars or foreign currencies. To attempt to protect against adverse changes in currency exchange rates, the Fund may use forward foreign currency exchange contracts.

As a temporary defensive strategy, the Fund may significantly change its portfolio if the Fund’s investment team believes that political or economic conditions make investing in emerging market countries too risky. In this case, the Fund may acquire foreign or U.S. investment-grade, non-convertible preferred stocks, bonds, government securities, and money market instruments. To the extent that the Fund assumes a temporary defensive position, it may not achieve its investment objective during that time.

RS Global Natural Resources Fund

The Fund may not purchase any security if as a result 25% or more of the Fund’s total assets (taken at current value) would be invested in a single industry except that the Fund will invest without limit in any one or more natural resources industries, as described in the Trust’s Prospectus at the time.

RS Technology Fund

The Fund may not purchase any security if as a result 25% or more of the Fund’s total assets (taken at current value) would be invested in a single industry except that the Fund will invest without limit in any one or more information technology industries.

RS Tax-Exempt Fund and RS High Income Municipal Bond Fund

Each Fund may not purchase any security if as a result 25% or more of the Fund’s total assets (taken at current value) would be invested in a single industry except that the Funds shall not be limited in their purchase of municipal obligations, as described in each Fund’s prospectus at the time.

All Funds

American Depository Receipts (ADRs), European Depository Receipts (EDRs), and Global Depository Receipts (GDRs)

The Funds may invest in securities of U.S. or foreign companies that are issued or settled overseas, in the form of ADRs, EDRs, GDRs, or other similar securities. An ADR is a U.S. dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, a foreign security. An EDR or a GDR is similar but is issued by a non-U.S. bank. Depositary receipts are subject to the same risks as direct investment in foreign securities.

Borrowing

The Funds may borrow money for temporary emergency purposes or to facilitate redemptions, and some Funds may borrow as part of their investment strategies.

Convertible Securities

The Funds may invest in convertible securities, which are securities such as debt or preferred stock, that can be exchanged for another security (usually common shares) at a predetermined price or rate. Convertible securities are subject to the general risks of investing in debt securities and also to the risks of investing in equity securities.

Defensive Strategies

At times, RS Investments may judge that market conditions make pursuing a Fund’s basic investment strategy inconsistent with the best interests of its shareholders. At such times, RS Investments may (but will not necessarily), without notice, temporarily use alternative strategies primarily designed to reduce fluctuations in the values of a Fund’s assets. In implementing these defensive strategies, a Fund may hold assets in cash and cash equivalents and in other investments that RS Investments believes to be consistent with the Fund’s best interests. If such a temporary defensive strategy is implemented, a Fund may not achieve its investment objective.

Dollar Roll and Reverse Repurchase Transactions

In a dollar roll transaction, a Fund sells mortgage-backed securities for delivery to the buyer in the current month and simultaneously contracts to purchase similar securities on a specified future date from the same party. In a reverse repurchase agreement transaction, a Fund sells securities to a bank or securities dealer and agrees to repurchase them at an agreed time and price.

Both types of transactions create leverage. It may be difficult or impossible for a Fund to exercise its rights under a dollar roll transaction or reverse repurchase agreement in the event of the

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insolvency or bankruptcy of the counterparty, and the Fund may not be able to purchase the securities or other assets subject to the transaction.

Exchange-traded Funds

The Funds may invest in exchange-traded funds (“ETFs”), subject to limitations on investment in investment company securities described in the Statement of Additional Information. ETFs generally trade on the NYSE Amex Equities or New York Stock Exchange (“NYSE”) and are subject to the risk that the general level of stock prices may decline, thereby adversely affecting the value of the investment. These funds generally bear operational expenses, and a Fund that invests in such funds must bear those expenses in addition to its own Fund expenses. The Funds may invest in ETFs for cash management purposes and to gain or maintain exposure to various asset classes and markets or types of strategies and investments.

Financial Futures Contracts

The Funds may enter into financial futures contracts, in which a Fund agrees to buy or sell certain financial instruments or index units on a specified future date at a specified price of level of interest rate. A Fund may also enter into contracts for the purchase or sale for future delivery of foreign currencies. If RS Investments misjudges the direction of interest rates, markets, or foreign exchange rates, a Fund’s overall performance could suffer. The risk of loss could be far greater than the investment made because a futures contract requires only a small deposit to take a large position. A small change in a financial futures contract could have a substantial impact on a Fund favorable or unfavorable.

Forward Foreign-currency Exchange Contracts

A forward foreign-currency exchange contract is an agreement to exchange a specified amount of U.S. dollars for a specified amount of a foreign currency on a specific date in the future. The outcome of this transaction depends on changes in the relative values of the currencies subject to the transaction, the ability of RS Investments to predict how the U.S. dollar will fare against the foreign currency, and the ability of a Fund’s counterparty to perform its obligations. The Funds may use these contracts to expedite the settlement of portfolio transactions or to try to manage the risk of changes in currency exchange rates.

Illiquid Securities and Exempt Commercial Paper

Illiquid securities are subject to the risks described above under Liquidity Risk. The Statement of Additional Information sets out the upper limit for each Fund’s investments in illiquid securities. The Securities and Exchange Commission currently limits a mutual fund’s investments in illiquid securities to 15% of net assets.

Some securities that are not registered under federal securities laws nonetheless are eligible for resale to institutional investors and may be treated by the Funds as liquid. If RS Investments determines that these securities are liquid under guidelines adopted by the Board of Trustees, they may be purchased without regard to the illiquidity limits in the Statement of Additional Information. Similarly, the Funds typically treat commercial paper issued in reliance on an exemption from registration under federal securities laws as liquid.

Loan Prepayment Risk

During periods of declining interest rates or for other purposes, borrowers may exercise their option to prepay principal earlier than scheduled, which may require a Fund to reinvest in lower-yielding securities. This may adversely affect the Fund’s net asset value. However, when loans are trading below par value, prepayments may benefit the Fund.

Options

The Funds may purchase or sell options to buy or sell securities, indexes of securities, financial futures contracts or foreign currencies and foreign-currency futures. The owner of an option has the right to buy or sell the underlying instrument at a set price by a specified date in the future. The Funds may, but are not required to, use options to attempt to minimize the risk of the underlying investment and to manage exposure to changes in foreign currencies or otherwise to increase their returns. However, if RS Investments misjudges the direction of the market for a security, a Fund could lose money by using options — more money than it would have lost by investing directly in the security.

REITs

The Funds may invest in real estate investment trusts (“REITs”). In a REIT, investments in a variety of real estate assets are pooled together so that shareholders receive income from rents and capital gains upon the sale of the underlying assets. Investments may be made in income-producing property or real estate loans, such as mortgages. The risks associated with investments in REITs are similar to those associated with direct investments in real estate, including volatility in the housing or commercial real estate market or other adverse economic conditions that affect real estate investments.

Repurchase Agreements

The Funds may enter into repurchase agreements. These transactions must be fully collateralized at all times but involve some risk to a Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

Risk of Substantial Redemptions

If substantial numbers of shares in a Fund were to be redeemed at the same time or at approximately the same time, the Fund might be required to liquidate a significant portion of its investment portfolio quickly to meet the redemptions. A Fund might be forced to sell portfolio securities at prices or at times when it would otherwise not have sold them, resulting in a reduction in the Fund’s NAV per share; in addition, a substantial reduction in the size of a Fund may make it difficult for RS Investments to execute its investment program successfully for the Fund for a period following the redemptions. Similarly, the prices of the portfolio securities of a Fund might be adversely affected if one or more other investment accounts managed by RS Investments in an investment style similar to that of the Fund were to experience substantial redemptions and those accounts were required to sell portfolio securities quickly or at an inopportune time.

Securities Lending

The Funds may lend their portfolio securities to securities dealers, banks, and other institutional investors to earn additional income. These transactions must be continuously secured by collateral, and the collateral must be marked-to-market daily. A

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Fund generally continues to receive all interest earned or dividends paid on the loaned securities. The aggregate market value of securities of any Fund loaned will not at any time exceed one-third (or such other lower limit as the Trustees may establish) of the total assets of the Fund. It is possible that a Fund will realize losses on the investment of any cash collateralizing a securities loan; any such losses would be for the account of the Fund, not the borrower.

U.S. Government Securities

U.S. government securities are securities issued or guaranteed as to the payment of interest or principal by the U.S. government, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. government or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

When-issued or Delayed-delivery Transactions

The Fund may commit to purchase or sell particular securities, with payment and delivery to take place at a future date. These are known as when-issued or delayed-delivery transactions. If the counterparty fails to deliver a security the Fund has purchased on a when-issued or delayed-delivery basis, there could be a loss as well as a missed opportunity to make an alternative investment.

Other

New financial products and risk management techniques continue to be developed. Each Fund may use these instruments and techniques to the extent consistent with its investment objective.

Note Regarding Percentage Limitations

All percentage limitations on investments in this Prospectus will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. (As a result, the actual investments making up a Fund’s portfolio may not at a particular time comport with any such limitation due to increases or decreases in the values of securities held by the Fund.) If at any time the investment adviser determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the investment adviser will take such steps as it considers appropriate to reduce the percentage as soon as reasonably practicable; the Funds may, however, hold any such investments for a substantial period of time.

With respect to a Fund (except for RS Tax-Exempt Fund and RS High Income Municipal Bond Fund) whose name suggests that the Fund focuses its investments in a particular type of investment or investments, or in investments in a particular industry or group of industries, and that has adopted a policy under Rule 35d-1 under the 1940 Act, the Fund’s policy to invest at least 80% of its net assets in certain investments may be changed by the Trustees upon at least 60 days’ prior written notice to shareholders. RS Tax-Exempt Fund’s policy to invest at least 80% of its net assets in tax-exempt municipal obligations and RS High Income Municipal Bond Fund’s policy to invest at least 80% of its net assets in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT) cannot be changed without the approval of the applicable Fund’s shareholders. References in the discussion of these Funds’ investment policies to 80% of a Fund’s net assets refer to that percentage of the aggregate of the Fund’s net assets and the amount, if any, of borrowings by the Fund for investment purposes.

Fund Benchmarks

The following section provides additional information about the Funds’ benchmark indexes listed under the “Average Annual Total Returns” table in the Funds’ summaries. Index results listed in the “Average Annual Total Returns” table assume the reinvestment of dividends paid on the securities constituting the index, except as otherwise noted. You may not invest in the indexes.

Benchmark Index	Description
Barclays High Yield Municipal Bond Index	An unmanaged index that is generally considered to be representative of the high yield municipal bond market and is composed of non-rated bonds and bonds rated below investment grade.
Barclays Municipal Bond Index	An unmanaged index that is generally considered to be representative of investment-grade municipal issues having remaining maturities greater than one year and a national scope.
Barclays U.S. Aggregate Bond Index	An unmanaged index that is generally considered to be representative of U.S. bond market activity.
Barclays U.S. Corporate High-Yield Index	An unmanaged index that is generally considered to be representative of the investable universe of the U.S. dollar-denominated high-yield debt market.
Barclays U.S. Government 1-3 Year Bond Index	An unmanaged index that is generally considered to be representative of U.S. Government bonds with maturities between one and three years.
MSCI All Country World Index (Gross)	A free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets.
MSCI China Index (Gross)	A free float-adjusted market capitalization-weighted index of Chinese equities that includes China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges.
MSCI EAFE Index (Gross)	A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

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Benchmark Index	Description
MSCI Emerging Markets Index (Gross)	A free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets.
MSCI Golden Dragon Index (Gross)	A free float-adjusted market capitalization index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index consists of the following country indices: China, Hong Kong and Taiwan.
MSCI World Commodity Producers Index (Gross)	An equity-based index designed to reflect the performance related to commodity producers stocks. The MSCI World Commodity Producers Index is a free float-adjusted market capitalization-weighted index comprised of commodity producer companies based on the Global Industry Classification Standard (GICS®).
Russell Midcap® Growth Index	An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values. (The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which consists of the 1,000 largest U.S. companies based on total market capitalization.)
Russell Midcap® Value Index	An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values. (The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which consists of the 1,000 largest U.S. companies based on total market capitalization.)
Russell 1000® Growth Index	An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 1000® Index (which consists of the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.
Russell 1000® Value Index	An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 1000® Index (which consists of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.
Russell 2000® Growth Index	An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.)
Russell 2000® Value Index	An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values. (The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.)
Russell 2500® Growth Index	An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2500® Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2500® Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.)
Russell 3000® Value Index	An unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 3000® Index with lower price-to-book ratios and lower forecasted growth values.
S&P 500® Index	An unmanaged market-capitalization-weighted index generally considered to be representative of U.S. equity market activity. The index consists of 500 stocks representing leading industries of the U.S. economy.
S&P/LSTA U.S. Leveraged Loan Index	A market-weighted index that tracks the performance of institutional leveraged loans.
S&P North American Natural Resources Sector Index™	A modified cap-weighted index designed as a benchmark for U.S.-traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations.
S&P North American Technology Sector Index™	A modified capitalization-weighted index based on a universe of technology-related stocks.

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Additional Information on Expenses

The information shown for each Fund in the Annual Fund Operating Expenses tables is based on amounts incurred during each Fund’s most recent fiscal year, expressed as a percentage of average net assets during the fiscal year. A Fund’s expense ratio for the current fiscal year may be higher than the expense information presented in the tables due to factors such as a decline in average net assets due to market volatility or other factors, but not to exceed any applicable expense limitation shown.

Impact on Returns

Example

This example is intended to help you assess the impact of the operating expenses of the Funds listed below on each Fund’s potential returns. The example assumes that you invest $10,000 in a Fund for a 10-year period, and that your investment earns a 5% return each year. For RS Partners Fund, RS Value Fund, RS Investors Fund, RS Global Natural Resources Fund, RS Small Cap Growth Fund, RS Select Growth Fund, RS Mid Cap Growth Fund, and RS Growth Fund, the example assumes that the Fund’s operating expenses through April 30, 2014, are the same as those shown in the Annual Fund Operating Expenses table of the Fund under “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” and for all subsequent periods are the same as those shown under “Total Annual Fund Operating Expenses.” For RS Technology Fund, the example assumes that the Fund’s operating expenses are the same as those shown in the Annual Fund Operating Expenses table of the Fund under “Total Annual Fund Operating Expenses.” Your actual costs may be higher or lower.

Based on these assumptions, the following table shows, for each year and cumulatively for all 10 years (1) the fees and the costs (the “Expenses”) associated with your investment and (2) the difference (the “Impact on Return”) between your return if the Fund had not incurred the Expenses and your return after giving effect to the Expenses.

Example of the Impact of Annual Fund Operating Expenses on Fund Returns (based on a $10,000 investment and a 5% annual return)
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10	Cumulative 10-Year
RS Partners Fund
Class Y Shares
Expenses	$119	$127	$132	$137	$142	$147	$153	$159	$165	$171	$1,452
Impact on Return	$117	$130	$142	$154	$166	$180	$195	$210	$226	$244	$1,765
RS Value Fund
Class Y Shares
Expenses	$106	$120	$124	$129	$134	$139	$145	$150	$156	$162	$1,367
Impact on Return	$104	$123	$133	$145	$157	$170	$184	$198	$214	$231	$1,658
RS Investors Fund
Class Y Shares
Expenses	$107	$202	$208	$214	$221	$228	$235	$242	$249	$257	$2,163
Impact on Return	$105	$204	$220	$237	$256	$275	$296	$318	$341	$366	$2,619
RS Global Natural Resources Fund
Class Y Shares
Expenses	$114	$120	$124	$129	$134	$139	$145	$150	$156	$162	$1,374
Impact on Return	$112	$123	$134	$145	$157	$170	$184	$199	$214	$231	$1,669
RS Small Cap Growth Fund
Class Y Shares
Expenses	$103	$121	$126	$130	$135	$141	$146	$152	$158	$164	$1,374
Impact on Return	$101	$124	$134	$146	$158	$171	$185	$200	$215	$232	$1,666
RS Select Growth Fund
Class Y Shares
Expenses	$109	$134	$139	$145	$150	$156	$161	$167	$174	$180	$1,516
Impact on Return	$107	$137	$149	$162	$175	$189	$204	$221	$238	$256	$1,839
RS Mid Cap Growth Fund
Class Y Shares
Expenses	$103	$131	$136	$141	$147	$152	$158	$164	$170	$176	$1,480
Impact on Return	$101	$134	$146	$158	$171	$185	$200	$216	$232	$250	$1,793
RS Growth Fund
Class Y Shares
Expenses	$101	$120	$124	$129	$134	$139	$145	$150	$156	$162	$1,362
Impact on Return	$99	$122	$133	$145	$157	$170	$183	$198	$214	$230	$1,651

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Example of the Impact of Annual Fund Operating Expenses on Fund Returns (based on a $10,000 investment and a 5% annual return)
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10	Cumulative 10-Year
RS Technology Fund
Class Y Shares
Expenses	$129	$134	$139	$144	$150	$155	$161	$167	$173	$180	$1,534
Impact on Return	$127	$138	$150	$162	$176	$190	$205	$222	$239	$257	$1,866

Management of the Funds

RS Investment Management Co. LLC (“RS Investments”), a Delaware limited liability company, 388 Market Street, Suite 1700, San Francisco, CA 94111, is the investment adviser for each of the Funds. RS Investments or its investment advisory affiliates have been managing mutual fund investments since 1987. RS Investments managed approximately $24.4 billion in assets as of December 31, 2012. Guardian Investor Services LLC owns a majority of the outstanding interests in RS Investments.

Subject to such policies as the Trustees may determine, RS Investments furnishes a continuing investment program for the Funds and makes investment decisions on their behalf. RS Investments also provides administrative services to each of the Funds pursuant to the investment advisory agreement with the Funds. With respect to Funds for which a sub-adviser or sub-sub-adviser has been retained to provide advisory services to that Fund, the sub-adviser or sub-sub-adviser provides a continuing investment program for the Fund and makes investment decisions on its behalf, subject to the general oversight of RS Investments.

A Fund’s adviser places all orders for purchases and sales of the Funds’ investments. In selecting broker-dealers, the adviser may consider research and brokerage services furnished to it and its affiliates.

It is possible that a Fund’s adviser or its affiliates or clients may hold securities issued by the same issuers and may, in some cases, have acquired the securities at different times, on more-favorable terms, or at more-favorable prices than a Fund.

Guardian Investor Services LLC (“GIS”) serves as investment sub-adviser for each of RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund, and RS Strategic Income Fund. GIS is

responsible for the day-to-day investment management of the seven Funds, which includes buying and selling securities, choosing broker-dealers (including broker-dealers that may be affiliated with GIS), and negotiating commissions. GIS and its predecessor have provided investment advisory services since 1968. GIS is a Delaware limited liability company organized in 2001 as successor to Guardian Investor Services Corporation, a New York corporation organized in 1968. GIS is a subsidiary of The Guardian Life Insurance Company of America, a New York mutual insurance company (“Guardian Life”). GIS is located at 7 Hanover Square, New York, New York 10004. GIS is the underwriter and the distributor of each of the Funds’ shares and of variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc., a Delaware Corporation (“GIAC”).

Guardian Baillie Gifford Limited (“GBG”) and Baillie Gifford Overseas Limited (“BG Overseas”) serve as the investment sub-adviser and the sub-sub-adviser, respectively, for RS International Growth Fund and RS Global Growth Fund. GBG is an investment management company based in Edinburgh, Scotland. BG Overseas is responsible for the day-to-day investment management of the two Funds, which includes buying and selling securities, choosing broker-dealers (including broker-dealers that may be affiliated with GBG or BG Overseas), and negotiating commissions. GIAC owns 51% of GBG, and the remaining 49% is owned by BG Overseas. GBG has been providing investment advisory services since 1991. BG Overseas is wholly owned by a Scottish investment company, Baillie Gifford & Co. (“Baillie Gifford”). Founded in 1908, Baillie Gifford manages money primarily for institutional clients. It is one of the largest independently owned investment management firms in the United Kingdom. GBG is authorized and regulated by the Financial Conduct Authority, an independent regulator of investment advisory firms. GBG, BG Overseas, and Baillie Gifford are located at Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland.

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Advisory Fees Paid (as a percentage of each Fund’s average net assets)
Fund	Advisory Fees Paid		Fund	Advisory Fees Paid
RS Partners Fund	0.97%	[1]	RS International Growth Fund	0.80%
RS Value Fund	0.76%	[1]	RS Emerging Markets Fund	1.00%
RS Large Cap Alpha Fund	0.50%		RS Global Growth Fund	0.25%	[1]
RS Investors Fund	0.02%	[1]	RS China Fund	0.79%	[1]
RS Global Natural Resources Fund	0.93%	[1]	RS Investment Quality Bond Fund	0.42%	[1]
RS Small Cap Growth Fund	0.82%	[1]	RS Low Duration Bond Fund	0.45%
RS Select Growth Fund	0.80%	[1]	RS High Yield Fund	0.43%	[1]
RS Mid Cap Growth Fund	0.68%	[1]	RS Tax-Exempt Fund	0.50%
RS Growth Fund	0.80%		RS High Income Municipal Bond Fund	0.27%	[1]
RS Technology Fund	1.00%		RS Floating Rate Fund	0.39%	[1]
RS Small Cap Equity Fund	0.74%	[1]	RS Strategic Income Fund	0.17%	[1]

1	Advisory Fees Paid reflect the effects of any expense limitations and fee waivers by RS Investments in effect during the year.

The table above sets forth the advisory fees paid by each Fund during the fiscal year ended December 31, 2012.

A discussion regarding the bases for the Board of Trustees’ most recent approval of the investment advisory agreements for the Funds is available in the Funds’ most recent Annual Report to Shareholders.

Investment Team Biographical Information

Spencer Adair, CFA

Spencer Adair has been a member of the RS Global Growth Fund investment team since the Fund’s inception. He joined Baillie Gifford in 2000 and has been an investment manager and member of the Global Growth strategy portfolio construction group since 2005. Spencer holds a B.S. in medicine from the University of St. Andrews and is a CFA Charterholder.

James Anderson

James Anderson has been a member of the RS International Growth Fund investment team since 2009. He joined Baillie Gifford in 1983, became a Partner in 1987 and has been a member of the International Growth strategy’s portfolio construction group since 2003. James holds a B.A. in modern history and M.A. in international affairs from Oxford University.

Leslie Barbi

Leslie Barbi has been a member of the investment team of RS Strategic Income Fund since its inception. She is a managing director and head of public fixed income at Guardian Life. Her previous investment management experience includes serving as managing director of fixed income at Goldman Sachs Asset Management from 2001 through 2003, where she served as a member of the investment strategy group and head of U.S. investment grade corporates. Previously, from 1993-2001, Leslie was at PIMCO, where she served in multiple capacities in its fixed income group, including most recently as executive vice president of fixed income. She holds an A.B. from Harvard University and an M.B.A. from the University of Chicago Graduate School of Business.

Stephen J. Bishop

Stephen J. Bishop has been a member of the RS Growth Team since 1996. Steve has been a co-portfolio manager and analyst of RS Technology Fund since 2001, of RS Small Cap Growth Fund and RS Select Growth Fund since 2007, of RS Mid Cap Growth Fund since 2008, of RS Small Cap Equity Fund since 2009, and of RS Growth Fund since 2009. He also co-manages separate accounts. Steve joined RS Investments in 1996 as a research analyst primarily covering the technology sector. Prior to joining the firm, he worked as an analyst in the corporate finance department of Dean Witter Reynolds, Inc., for two years. He has more than 14 years of investment experience. Steve holds a B.A. in economics from the University of Notre Dame and an M.B.A. from Harvard Business School.

John Blaney, CFA

John Blaney has been a member of the investment team of RS Floating Rate Fund since 2013. John is a Senior Director and has been with Guardian Life since 2000. He has focused on corporate credit since 2003, and he has a particular expertise in bank loan and high yield bond analysis. Prior to 2003, he was a structured products analyst and trader. He also helps manage the fixed-income assets of Guardian Life. Prior to joining Guardian Life, John spent three years as an investment analyst at MetLife. John holds a B.S. in finance from Trenton State College and an M.B.A. from Seton Hall University. He has a Chartered Financial Analyst (CFA) designation, and he is a member of the CFA Institute and the New York Society of Security Analysts.

Kevin Booth, CFA

Kevin Booth has been a member of the investment team of RS High Yield Fund since 2009, of RS Floating Rate Fund since its inception, and of RS Strategic Income Fund since its inception. Kevin has been a managing director of Guardian Life since 2009. Within the high yield and corporate loan investment team, he is responsible for issuer and security selection for the Fund, as well as industry allocations. Prior to joining Guardian Life, Kevin was a managing director at BlackRock/Merrill Lynch Investment Managers, and was co-head of BlackRock’s leveraged finance business through January 2009, specializing in portfolios consisting of leveraged bank loans, high yield bonds, and distressed obligations. He joined Merrill Lynch Investment Managers in 1991. Kevin holds a B.A. in Economics from Harpur College, SUNY Binghamton, and an M.B.A. in Finance, from New York University. Kevin is a CFA Charterholder.

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John Carnegie

John Carnegie has been a member of the RS Global Growth Fund investment team since the Fund’s inception. He joined Baillie Gifford in 2006 and has been a member of the Global Growth strategy’s portfolio construction group since 2006. John holds a B.A. in sociology from Durham University and a MLitt in management, economics, and politics from St. Andrews University.

Melissa Chadwick-Dunn

Melissa Chadwick-Dunn has been a member of the RS Growth Team since 2001. Melissa has been a co-portfolio manager and analyst of RS Small Cap Growth Fund and RS Select Growth Fund since 2007, of RS Mid Cap Growth Fund since 2008, of RS Small Cap Equity Fund since 2009, and of RS Growth Fund since 2009. Before joining the firm in 2001, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Melissa holds a B.A. in economics and an M.A. in international relations from the University of Chicago and an M.B.A. from the Wharton School of Business.

Howard W. Chin

Howard W. Chin has been a co-portfolio manager of RS Investment Quality Bond Fund (successor to The Guardian Investment Quality Bond Fund) since 1998* and of RS Low Duration Bond Fund (successor to The Guardian Low Duration Bond Fund) since 2003,* and a member of the investment team of RS Strategic Income Fund since its inception. Howard has been a managing director at Guardian Life since 1997. He also manages part of the fixed-income assets of Guardian Life and the fixed-income assets for other GIS subsidiaries. Prior to joining Guardian Life, he spent four years as a strategist at Goldman Sachs & Company. Howard earned a B.S. in engineering from Polytechnic Institute of New York and an M.B.A. from the University of California at Berkeley.

Tom Coutts

Tom Coutts has been a member of the RS International Growth Fund investment team since 2009. He joined Baillie Gifford in 1999 and has been a member of the International Growth strategy’s portfolio construction group since 2008. Tom holds a B.A. in modern languages from Oxford University.

Robert J. Crimmins Jr.

Robert J. Crimmins has been a co-portfolio manager of RS Investment Quality Bond Fund (successor to The Guardian Investment Quality Bond Fund) and of RS Low Duration Bond Fund (successor to The Guardian Low Duration Bond Fund) since 2004,* and a member of the investment team of RS Strategic Income Fund since its inception. Robert has been a managing director of Guardian Life since 2004. From 2001 to 2004, Robert was a senior director at Guardian Life and prior to that, he was an assistant vice president of fixed-income investments of Guardian Life. Robert holds a B.A. in finance from St. John’s University and an M.B.A. from Fordham University.

MacKenzie B. Davis, CFA

MacKenzie B. Davis has been a member of the RS Value and Hard Assets Teams since 2004. He has been involved in the management of RS Global Natural Resources Fund since 2005, of RS Value Fund, RS Partners Fund and RS Investors Fund since 2006, and of RS Large Cap Alpha Fund since 2009; he also co-manages separate accounts. Prior to joining RS Investments in 2004 as an analyst on the RS Value Team, MacKenzie spent four years as a high-yield analyst at Fidelity Management & Research Company, covering technology, telecommunications, industrial, and energy issuers. Previously, he was a vice president at Fidelity Capital Markets, focusing on origination and financial engineering initiatives. He was also an analyst at Goldman Sachs & Company. MacKenzie holds an A.B. from Brown University in mathematical economics and modern American history. MacKenzie is a CFA Charterholder.

Alexander M. Grant Jr.

Alexander M. Grant has been a manager of RS Tax-Exempt Fund (successor to The Guardian Tax-Exempt Fund) since 1993* and of RS High Income Municipal Bond Fund since its inception. Alexander has been a managing director at Guardian Life since 1999 and has managed Guardian Life’s tax-exempt assets since 1993. Alexander holds a B.A. in English from State University of New York at Buffalo.

Marc Gross

Marc Gross has been a member of the investment team of RS High Yield Fund since 2008, of RS Strategic Income Fund since its inception, and of RS Floating Rate Fund since its inception. He is a managing director of Guardian Life. Within the high yield and corporate loan portfolio investment team, he is responsible for issuer and security selection for the Funds, as well as industry allocations. Prior to joining Guardian Life as a senior credit analyst in 2005, he was employed by the Clinton Group, a registered investment adviser, where he was responsible for high yield and distressed credit analysis, idea generation and trade execution. From 2002 to 2004, Marc worked as a senior analyst at RBC Dain Rauscher, where he focused on special situations research and trading in high yield securities. Marc holds a B.A. in history from the University of North Carolina at Chapel Hill and an M.B.A. in finance from the New York University Stern School of Business.

Malcolm MacColl

Malcolm MacColl has been a member of the RS Global Growth Fund investment team since the Fund’s inception. He joined Baillie Gifford in 1999 and has been an investment manager and member of the Global Growth strategy portfolio construction group since 2005. Malcolm holds an M.A. in economics and history and MLitt in Economics, Politics and Management from the University of St. Andrews.

Joseph M. Mainelli

Joseph Mainelli has been a member of the RS Value Team since 2007. Joseph has been involved in the management of RS Large Cap Alpha Fund since 2012, of RS Partners Fund since 2013, of RS Value Fund since 2013, and of RS Investors Fund since 2013. Prior to joining RS Investments in 2007 as an analyst on the RS Value Team, he was an equity research analyst focusing on small- and mid-cap value investments at David J. Greene & Company for three years. Previously, he was an equity research analyst at Sagamore Hill Capital and ING Furman Selz Asset Management. Joseph holds

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a B.A. in anthropology from Princeton University and an M.B.A. from Columbia University.

David J. Marmon

David has been a member of the investment team of RS Strategic Income Fund since 2012 and a co-portfolio manager of RS Investment Quality Bond Fund (successor to The Guardian Investment Quality Bond Fund) since 2013. David is a Managing Director for Guardian Life and Head of Global Fixed Income Portfolio Management. He has over 20 years experience in fixed income portfolio management with leadership positions in corporate credit, mortgage-backed securities as well as global developed and emerging markets. Prior to joining Guardian Life, David served as Head of Global Portfolios and US Core Portfolio Management at Fischer Francis Trees & Watts and held analyst and research positions at Chase, First Boston, and Yamaichi International in futures and options. David holds a B.A. in economics from Alma College, and an M.A. in economics from Duke University.

Howard G. Most

Howard G. Most has been a member of the investment team of RS High Yield Fund since 2008. Howard is a managing director and head of fixed income credit research at Guardian Life. He is the head of research for the Fund’s investment team, responsible for overseeing the analyst team that provides the investment research that is used in making industry, issuer, and security selections. Howard has over 20 years of investment experience, and is responsible for oversight of the credit analyst team at Guardian Life. Prior to joining Guardian Life in 1998, he was a managing director at Salomon Smith Barney, having earlier been at UBS Securities and Drexel Burnham Lambert. Howard began his bond research career at Moody’s Investors Service and Standard & Poor’s Corporation. Howard received a B.A. from City College of New York, a J.D. from Fordham University, and an M.B.A. from Columbia University.

Byron E. Penstock, CFA

Byron E. Penstock has been a member of the RS Value Team since 2004. Byron has been involved in the management of RS Partners Fund since 2012, of RS Value Fund since 2013, of RS Large Cap Alpha Fund since 2013, and of RS Investors Fund since 2013. He joined RS Investments in 2004 after completing an M.B.A program at Harvard Business School. He worked as an equity research analyst at MFS Investment Management during the summer of 2003, covering business equipment manufacturers. Previously, he spent two years as a corporate attorney at Skadden, Arps, Slate, Meagher & Flom LLP in New York, advising corporate clients on mergers, acquisitions, divestitures, joint ventures, and securities offerings. In addition to his M.B.A, Byron holds a J.D. from Osgoode Hall Law School at York University in Canada. Byron is a CFA Charterholder.

Charles Plowden

Charles Plowden has been a member of the RS Global Growth Fund investment team since the Fund’s inception. He joined Baillie Gifford in 1983 and has been an investment manager and member of the Global Growth strategy portfolio construction group since 2005. Charles holds a BA in Modern History from Oxford University.

Tom Record, CFA

Tom Record has been a member of the RS International Growth Fund investment team since 2009. He joined Baillie Gifford in 2002 and has been a member of the International Growth strategy portfolio construction group since 2006. Tom holds a Master of Natural Sciences and M.A. both in biochemistry from Pembroke College, Cambridge and is a CFA Charterholder.

Michael Reynal

Michael Reynal has been the portfolio manager of RS Emerging Markets Fund and RS China Fund since March 2013. He is supported by the emerging markets team at RS Investments. Michael joined RS Investments in 2012. Previously, Michael was a portfolio manager for Principal Global Investors where he led the emerging markets team, encompassing markets in Asia, Latin America, Eastern Europe, the Middle East and Africa. He also oversaw both diversified emerging markets portfolios and specialized regional Asian equity strategies. Prior to joining Principal in 2001, Michael was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group Inc. in New York. Michael also spent four years with Paribas Capital Markets in New York in international equities and three years with Barclays de Zoete Wedd in London focusing on Latin American equities. He received a B.A. in history from Middlebury College, an M.A. in history from Christ’s College at the University of Cambridge, and an M.B.A. from the Amos Tuck School at Dartmouth College.

David Salter

David Salter has been a member of the RS International Growth Fund investment team since 2009. He joined Baillie Gifford in 2001 and has been a member of the International Growth strategy’s portfolio construction group since 2007. David holds a B.A. in commerce from Napier University.

Kenneth L. Settles Jr., CFA

Kenneth L. Settles has been a member of the RS Value and Hard Assets Teams since 2006. Ken has been involved in the management of RS Global Natural Resources Fund since 2007, of RS Large Cap Alpha Fund, RS Partners Fund, RS Value Fund and RS Investors Fund since 2009. Prior to joining the firm in 2006, he was a senior energy analyst at Neuberger Berman, LLC for seven years where he also co-managed the Neuberger Berman Premier Energy Portfolio. Previously, Ken spent three years at Salomon Smith Barney, Inc. where he was a financial analyst. Ken holds a B.A. in economics from Williams College. Ken is a CFA Charterholder.

Kavé Sigaroudinia

Kavé Sigaroudinia has been a member of the RS International Growth Fund investment team since 2009. He joined Baillie Gifford in 1999 and has been a member of the International Growth strategy portfolio construction group since 2005. Kavé holds a M.A. in economics from Edinburgh University.

Nick Thomas, CFA

Nick Thomas has been a member of the RS International Growth Fund investment team since 2009. He joined Baillie Gifford in 1998 and has been a member of the International Growth strategy portfolio construction group since 2004. Nick

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holds a B.A. in classics from Cambridge University and is a CFA Charterholder.

D. Scott Tracy, CFA

D. Scott Tracy has been a member of the RS Growth Team since 2001. Scott has been a co-portfolio manager and analyst of RS Small Cap Growth Fund and RS Select Growth Fund since 2007, of RS Mid Cap Growth Fund since 2008, of RS Small Cap Equity Fund since 2009, and of RS Growth Fund since 2009. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Scott holds a B.A. in history from Trinity College and an M.B.A. from the University of California at Berkeley. Scott is a CFA Charterholder.

Demetrios Tsaparas, CFA

Demetrios Tsaparas has been a member of the investment team of RS Strategic Income Fund since 2013. Demetrios is a Senior Director and has been with Guardian Life since 2008. He has worked on a broad range of domestic and global macro topics, including rates, currencies, inflation, and global central banks. He has particularly focused on mortgage-related securities and has also worked on corporate bonds. He also helps manage the fixed-income assets of Guardian Life. Prior to joining Guardian Life, he spent three years at New York Life Investment Management where he was second vice president for portfolio management, analytics and consulting. Prior to that, he was a trader and analyst for Spartan Capital Management. Demetrios has a B.A. from College of The Holy Cross and an M.B.A. in finance from UCLA. He has a Chartered Financial Analyst (CFA) designation, and he is a member of the CFA Institute and the New York Society of Security Analysts.

Sarah Whitley

Sarah Whitley has been a member of the RS International Growth Fund investment team since 2009. She joined Baillie Gifford in 1980 and has been a member of the International Growth strategy portfolio construction group since 2003. Sarah holds a B.A. in experimental psychology from Oxford University.

Clinton I. Yara

Clinton I. Yara has been a member of the RS Value Team since 2007. Clinton has been involved in the management of RS Investors Fund since 2012, of RS Partners Fund, RS Value Fund, and RS Large Cap Alpha Fund since 2013. Prior to joining RS Investments in 2007, he was an equity research associate at JMP Securities for three years covering the hotel and resort sector. Previously, he was an analyst at Banc of America Securities LLC for two years in the technology investment banking group. Clinton holds a B.S. in business from Boston University and an M.B.A. from Harvard Business School.

*	Includes service as a portfolio manager of the Fund’s predecessor fund.

The Statement of Additional Information provides further information about the investment teams, including information regarding their compensation, other accounts they manage, and any ownership interests they may have in the Funds. For information about how to receive a copy of the Statement of Additional Information, please see the back cover of this Prospectus.

Types of Shares Available

This Prospectus offers only Class Y shares of certain RS Funds. Information about other classes of shares (and other RS Funds) is contained in separate prospectuses.

Expenses

There are two types of expenses related to mutual funds: expenses you pay directly (called a sales load) and expenses that are deducted from fund assets.

Expenses You Pay Directly

No sales loads are imposed on Class Y shares. However, your financial intermediary may charge you a fee for helping you buy shares in the Funds.

Expenses You Pay Through the Funds

The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, distribution (12b-1 fees) and shareholder servicing, custody, auditing and administrative expenses, and fees and expenses of Trustees. Class Y shares do not pay 12b-1 fees.

Certain of the Funds reimburse GIS for payments GIS makes to financial intermediaries that provide certain administrative and account maintenance services, including services described below under “Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

RS Investments may perform certain services and incur certain expenses with respect to the promotion of Fund shares and the servicing of shareholder accounts. GIS may reimburse RS Investments for such services and expenses.

Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisers, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by GIS to a financial intermediary is typically paid continually over time, during the period when the

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intermediary’s clients hold investments in the Funds. The amount of continuing compensation paid by GIS to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

GIS and its affiliates (including RS Investments), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Funds’ shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds’ shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by GIS and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Information about Class Y Shares

All of the Funds offered in this Prospectus offer Class Y shares. Class Y shares are available for purchase by: (1) institutional investors, such as retirement plans, companies, foundations, trusts, endowments, and other entities where the total amount of potential investable assets exceeds $25 million, that either were introduced to the Fund by a financial intermediary that is authorized to sell Class Y shares (including institutional investors purchasing shares through certain fee-based advisory wrap programs), or were not introduced to the Fund by a financial intermediary; (2) a trustee or custodian under any deferred compensation or pension or profit sharing plan or payroll deduction IRA established for the benefit of the employees of any company with an account(s) in excess of $10 million managed by RS Investments or its affiliates on a private-advisory-account basis; (3) officers, directors, and employees of RS Investments and its affiliates and their family members and current and former Trustees of the Trust and their family members; or (4) investors purchasing shares in the Fund through a fee-based advisory wrap program that is authorized to sell Class Y shares.

RS Investments may waive the conditions for purchase of Class Y shares in its sole discretion. All determinations as to eligibility of an investor to purchase Class Y shares of a Fund will be made by RS Investments in its sole discretion. If you own Class A or Class C shares of an RS Fund and satisfy one of the conditions for purchase of Class Y shares set forth above, you may be able to convert the Class A or Class C shares held by you into Class Y shares of that Fund, although you may not convert shares that are currently subject to a contingent deferred sales load. Contact RS Investments’ Institutional Services for information at 800-766-3863, Option 2.

There is a $100 minimum subsequent purchase requirement. You do not pay a sales load of any kind on Class Y shares, and these shares are not subject to 12b-1 fees.

The Trust reserves the right to convert Class Y shares of an RS Fund held in an investor’s account to Class A shares of that Fund to the extent the investor no longer satisfies the eligibility conditions for Class Y shares. An investor’s Class Y shares will not be converted to Class A shares without prior notice by the Trust.

How Shares Are Priced

Each Fund calculates the NAV of each of its classes of shares by dividing the total value of the assets attributable to that class, less the liabilities attributable to that class, by the number of shares of that class that are outstanding. Shares are valued as of the close of regular trading on the NYSE (generally 4:00 p.m. eastern time) each day the NYSE is open. The Funds will not price their shares on days when the NYSE is closed. The Funds value their portfolio securities for which market quotations are readily available at market value. Such securities are valued at the last reported sales price on the principal exchange or market on which they are traded or, if there were no sales that day, at the mean between the closing bid and asked prices. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sales price. If the NASDAQ official closing price is not available for a security, that security will generally be valued using the last reported sales price or, if no sales are reported, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt securities with more than 60 days to maturity for which quoted bid prices are readily available are valued by an independent pricing service at the bid price. Debt securities with more than 60 days to maturity for which quoted bid prices are not readily available will be valued by an independent pricing service at estimated market value using matrix pricing or such other valuation methodology as may be deemed reasonable by RS Investments. The Funds value securities and assets at their fair values when a market quotation is not readily available or may be unreliable, as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees. If a Fund’s assets are invested in one or more open-end management investment companies that are registered under the 1940 Act, that Fund’s NAV is calculated based upon the value of the securities held directly by the Fund and the NAVs of the registered open-end management investment companies in which the Fund invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing.

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All assets and liabilities of a Fund denominated in foreign currencies are valued using the exchange rates quoted at the close of the NYSE. Fluctuations in the values of such currencies in relation to the U.S. dollar will affect the NAV of a Fund’s shares even if there has not been any change in the values of such securities as quoted in such foreign currencies. Because certain of the securities in which a Fund may invest may trade on days when the Fund does not price its shares, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem their shares.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the NAV are computed as of such times. Events affecting the values of those securities may occur between such times and the close of the NYSE and therefore may not be reflected in the computation of the NAV. A Fund may determine the fair value of those securities in accordance with pricing guidelines and procedures adopted by the Trust’s Board of Trustees. For all Funds except RS International Growth Fund, RS Emerging Markets Fund, RS Global Growth Fund, and RS China Fund, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of a Fund’s investments in foreign equity securities generally will be determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE; for RS International Growth Fund, RS Emerging Markets Fund, RS Global Growth Fund, and RS China Fund, the value of the Funds’ investments in foreign equity securities generally will be determined by a pricing service using such pricing models every day, regardless of movements in the U.S. markets. The fair value of one or more of the securities in the portfolio which is used to determine a Fund’s NAV could be different from the actual value at which those securities could be sold in the market. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

Fair value pricing may also be used for other securities when their prices become stale due to a lack of trading activity or are determined for other reasons not to reflect their fair values accurately.

How to Purchase Shares

The Funds are intended as long-term investment vehicles and are not intended for short-term trading. Please refer to “Frequent Purchases and Redemptions” on page 106 for more information.

To buy shares of a Fund, you will need:

•	payment for the purchase where applicable,

•	instructions for your investment, and

•	a properly completed Trust application.

Financial intermediaries may impose a transaction fee (also called a “processing” or “service” fee) for purchases or sales of Fund shares. This fee is in addition to the other charges imposed by a Fund, as described in this Prospectus.

You can make follow-up purchases through your financial intermediary (who may charge for this) or in some cases directly through our transfer agent, Boston Financial Data Services (“BFDS”) (800-766-3863).

You may make your follow-up investments through BFDS by mail, online, by wire transfer, or by telephone as described below and on the following page. All purchases must be made in U.S. dollars.

•

By Mail If you wish to make a purchase by mail, please send us your request in writing, along with a check from your bank account, made payable to RS Investment Trust. Checks should be drawn on banks located in the United States. (Starter or counter checks will not be accepted.) In general, third-party checks, money orders, credit card checks, and travelers checks will not be accepted as payment for purchases. In addition, bank checks (e.g., cashier’s checks, bank drafts, official checks, and teller checks) for amounts less than $10,000 will not be accepted. If your purchase of shares is canceled due to non-payment or because a check does not clear, you will be held responsible for any loss incurred by the Funds or BFDS. Each Fund can redeem shares to reimburse itself or BFDS for any such loss. RS Investments and each Fund reserve the right to reject any purchase order and to suspend the offering of a Fund’s shares. A fee may be charged for bounced checks, stop payment orders, and similar items.

•

Online If you have an existing account, you can place an order with us over the Internet at www.RSinvestments.com. Internet purchases have the same minimum purchase amount requirements as other purchase options but are subject to a maximum of $49,999. For you to use this service, your bank must be a member of the Automated Clearing House, and you must have completed the appropriate section of your RS Investment Trust application. The funds will automatically be deducted from the bank account you have specified to us. The share price for an Internet order will be the public offering price next determined after funds are received (normally within two business days of the order).

•

By Wire You can make a purchase by wire transfer through any bank that is a member of the Automated Clearing House. A fee may be charged for this service both by us and by the bank. The wire purchase must be sent to the following bank account:

State Street Bank and Trust Company

ABA Routing Number 0110-000-28

Boston, MA 02101

Attention: RS Investments A/C 9904-713-6

Name of your Fund:

Account of: [your name]

Your shareholder account number:

The share price for a wire order will be the public offering price next determined after receipt of the funds.

•

By Telephone You or your registered representative can place an order with us by phone by calling 800-766-3863 between 9:00 a.m. and 6:00 p.m. eastern time on any business day. Requests received after 4:00 pm eastern time on

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any business day will be processed on the next business day. For you to use this service, your bank must be a member of the Automated Clearing House, and you must have completed the appropriate section of your RS Investment Trust application. The funds will automatically be deducted from the bank account you have specified to us. The share price for a telephone order will be the public offering price next determined after funds are received (normally within two business days of the call). Purchases by telephone are subject to a maximum purchase amount of up to 100% of your current account value.

We have authorized several financial intermediaries to receive purchase requests for Fund shares. In order for your purchase to be based on a Fund’s next determined NAV, the financial intermediary must receive your request before the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) and the broker-dealer or other institution must subsequently communicate the request properly to the Fund.

Other Information About Purchasing Shares

RS Partners Fund is currently offered (by purchase or exchange) only to existing shareholders and investors purchasing shares through certain financial intermediaries and retirement plans. RS Global Natural Resources Fund is currently offered (by purchase or exchange) only to existing shareholders and investors purchasing shares through certain financial intermediaries and retirement plans. RS Small Cap Equity Fund is currently offered (by purchase or exchange) only to existing shareholders. In addition, RS Partners Fund, RS Global Natural Resources Fund, and RS Small Cap Equity Fund are offered to employees of RS Investments and its affiliates and their family members and to current and former Trustees of the Trust and their family members. The Trust or RS Investments may at its discretion impose additional limitations on the sale of shares of RS Partners Fund, RS Global Natural Resources Fund, RS Small Cap Equity Fund or any other Fund at any time and may waive or eliminate any limitation at any time without notice. Contact RS Investments for more information.

All purchases of a Fund’s shares are subject to acceptance by the Fund and are not binding until accepted and shares are issued. Failure to specify a Fund and account information may delay processing of purchases. Purchases of Fund shares are made at a price based on the NAV next determined after the purchase is accepted. (See “How Shares Are Priced” on page 102.) However, orders received by certain retirement plans and other financial institutions on a business day prior to the close of regular trading on the NYSE and communicated to BFDS after that business day’s close of regular trading may be effected nevertheless at a price based on the NAV determined for that business day. Please initiate any wire transfer early in the morning to ensure that the wire is received by a Fund before the close of the NYSE, normally 4:00 p.m. eastern time. No share certificates will be issued in connection with the sale of Fund shares.

The Trust reserves the right, at its discretion for any reason or for no reason, to reject any investor or any purchase, in whole or in part (including, without limitation, purchases by persons whose trading activity in Fund shares the Trust or RS Invest-

ments believes in its sole judgment could be harmful to a Fund or is excessively frequent), and to suspend the offering of its shares for any period of time. The Trust may decide to restrict purchase and sale activity in Fund shares based on various factors, including, without limitation, whether frequent purchase and sale activity may disrupt portfolio management strategies or adversely affect Fund performance. There can be no assurance that the Trust or RS Investments will identify all frequent purchase and sale activity affecting a Fund. See “Frequent Purchases and Redemptions” on page 106.

The Funds, RS Investments, or GIS, the Funds’ distributor, may in their discretion make payments for shareholder servicing, subaccounting, and other services to any intermediary through whom investors buy or hold shares in the Funds.

A Fund’s shares will likely continue to be offered for sale even if the investment team for the Fund holds a negative outlook at the time for the Fund’s investment style or asset class.

How to Sell Shares

Fund share prices fluctuate from day to day, so when you decide to sell your shares, their value may be higher or lower than when you bought them. The share price you receive will be the NAV next determined after we receive your completed request to sell in good order.

You can arrange to sell your shares in writing, over the telephone, over the Internet, or through a financial intermediary. You can also arrange to receive the proceeds of the sale by wire.

Normally, we will send payment within three business days from when we receive your request to sell; and in any event, we will make payment within seven days after we receive your request to sell.

A Fund may refuse to redeem shares or may postpone payment of proceeds during any period when:

•	trading on the NYSE is restricted;

•	the NYSE is closed for other than weekends and holidays;

•	an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its NAV, as permitted by the Securities and Exchange Commission or applicable law; or

•	permitted by the Securities and Exchange Commission.

In addition, we may delay sending sales proceeds until payment for recent purchases has cleared. This could take up to 15 days from the purchase date.

While redemptions will generally be made in cash, under certain circumstances they may be made entirely or partly in readily marketable securities or other non-cash assets. This could happen if RS Investments determines that orderly liquidation of a Fund’s securities is impractical, or if cash payment would adversely affect the remaining shareholders.

During any 90-day period, the Trust will pay in cash all requests to redeem shares by any one shareholder up to the lesser of $250,000 and 1.00% of the value of a Fund’s net assets at the beginning of the period. If redemptions by any shareholder of a

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Fund exceed this limitation, the Trust reserves the right to redeem the excess amount in whole or in part in securities or other assets. If shares are redeemed in this manner, the redeeming shareholder typically will incur brokerage and other costs in converting the securities to cash.

You may redeem your shares, or sell your shares back to the appropriate Fund, on any business day when the NYSE is open by any of the following procedures.

•	By Mail If you wish, you can send us a written request to sell your shares.

If you are sending your request to sell shares by regular U.S. mail, use the following address:

Boston Financial Data Services

[name of your RS Fund]

P.O. Box 219717

Kansas City, MO 64121-9717

If you are using registered, certified, or express mail, use the following address:

Boston Financial Data Services

[name of your RS Fund]

330 West 9th Street, First Floor

Kansas City, MO 64105-1514

Written orders will not be deemed received in good order until they have been delivered to the appropriate street address above, which may not be on the same business day that an order is delivered by regular mail to Boston Financial Data Services’ P.O. box. The specific requirements for good order depend on the type of account and transaction and the method of redemption; contact RS Investments if you have questions about your particular circumstances. If you want to ensure that your order is processed on a particular day, you should submit your order by registered, certified or express mail, telephone or online.

Under certain circumstances, your written request must be accompanied by a signature guarantee in the form approved by the Securities Transfer Association. A signature guarantee may be obtained from most banks, credit unions, or other financial institutions and from most broker-dealer firms. A signature guarantee cannot be obtained from a notary public. In addition, you may be required to furnish additional documents for sales of shares of a corporation, a partnership, an agent or fiduciary, or a surviving joint owner. Please contact BFDS for details.

Generally, you will need a signature guarantee if the shareholder is not a natural person, the proceeds are to be made payable to someone other than the account holder, the proceeds are to be mailed to an address other than that specified on your account records, you recently changed your account records to show a different address, or your request is made in writing (for SIMPLE IRAs administered by State Street Bank and Trust Company).

•	By Telephone To redeem shares you may call 800-766-3863 between 9:00 a.m. and 6:00 p.m. eastern time on any business day. Requests received after 4:00 p.m.
eastern time on any business day will be processed on the next business day.

You will automatically be authorized to sell shares by telephone unless you indicate otherwise on your application. If you did not have this privilege previously and would like to add it later, you can do so by providing us with the appropriate authorization on your Shareholder Privilege form. If the sale proceeds will be sent to the name and address in our records, you may sell shares by phone simply by calling us unless the address of record was recently changed.

You may give up some security if you accept the telephone selling privilege. Over the phone, we require specific information about your account, as well as other identifying information. We will accept a sales request from any caller who can provide this information. You risk possible loss if someone gives us unauthorized or fraudulent instructions for your account. If we follow reasonable security procedures, we are not responsible if such a loss occurs.

We have the right to change or withdraw the telephone selling privilege at any time upon seven days’ notice to shareholders.

•

Online To redeem shares for less than $50,000, you may use our website, www.RSinvestments.com. Requests received after 4:00 p.m. eastern time on any business day will be processed on the next business day. The price per share that you receive will be the next price calculated after we receive your Internet sale order. You will automatically be authorized to sell shares via the Internet, unless you indicate otherwise on your application. If you did not have this privilege previously and would like to add it later, you can do so by providing us with the appropriate authorization on your Shareholder Privilege form.

•

By Wire We can wire proceeds to your bank account if you fill out the authorization on our application or a Shareholder Privilege form (with signature guarantees). Your bank must be a member of the Automated Clearing House. Any fees for this service will be deducted from the proceeds. Currently, there is a $9 wire service fee.

Exchanges

Shares of any class of a Fund may be exchanged for shares of the same class of another RS Fund provided that the RS Fund is accepting additional investments and the shareholder is otherwise eligible to invest in such Fund. See “Other Information About Purchasing Shares” on page 104 for information about exchanges into RS Partners Fund, RS Global Natural Resources Fund, and RS Small Cap Equity Fund. Exchanges of shares will be made at their relative NAVs. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required and the shareholder is a resident of a state in which shares of the Fund in question are qualified for sale and the shareholder qualifies to purchase shares of that Fund.

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FOR FEDERAL INCOME TAX PURPOSES, AN EXCHANGE IS THE SAME AS A SALE, SO TAXABLE GAINS OR LOSSES MAY BE REALIZED.

You can request an exchange by mail, by telephone, via the Internet, or through your registered representative, as you would with any purchase or sale (financial intermediaries may charge for this). You will automatically have telephone and Internet sale privileges unless you decline the privilege in the appropriate section of our application. The minimum telephone or Internet exchange is $100, and Internet exchanges must be less than $1 million. Telephone and Internet exchanges have the same security rules as telephone and Internet withdrawals.

Exchanges are subject to the limitations on frequent and short-term trading described in “Frequent Purchases and Redemptions” below.

Exchange privileges may be terminated, modified, or suspended by a Fund upon 60 days’ prior notice to shareholders.

Cost Basis Reporting

Upon the sale or exchange of your shares in a Fund, such Fund or, if you purchase your shares through a broker, dealer or other financial intermediary, your financial intermediary generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you sold or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please call the Funds’ transfer agent, BFDS at 800-766-3863 or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

Frequent Purchases and Redemptions

Excessive trading can hurt a Fund’s performance, operations, and shareholders. Excessive trading may disrupt portfolio management of a Fund and create transaction and other administrative costs that are borne by all shareholders. The Board of Trustees has adopted policies and procedures with respect to frequent purchases, redemptions, and exchanges of Fund shares by their shareholders. The Funds discourage, and will not seek to accommodate, frequent purchases, redemptions, or exchanges of their shares to the extent that the Trust believes that such trading is harmful to the Funds’ shareholders, although the Funds will not necessarily be able to prevent all such frequent trading in their shares. The Trust has implemented a “zero-tolerance” policy with respect to identified market-timing activity in the Funds. The Trust may limit the number of exchanges that an investor may make.

The Trust reserves the right, at its discretion for any reason or for no reason, to reject any investor, or any purchase, in whole or in part (including, without limitation, purchases by persons whose trading activity in Fund shares the Trust or RS Investments believes in its sole judgment could be harmful to a Fund or is excessively frequent). Shareholders who effect two redemptions (including those effected by exchange) of a Fund’s shares within 60 days of a purchase of shares of that Fund, or other persons that the Trust or RS Investments believes may be engaged in activity harmful to a Fund or its shareholders, may be restricted for a period of time as determined by the Trust or RS Investments from investing in the Funds. Persons that the Trust or RS Investments believes may be engaged in activity harmful to a Fund or its shareholders, may, at RS Investments’ or the Trust’s sole discretion, be restricted for any period, or permanently, from investing in the Funds. Any such restriction may be imposed regardless of your intent in effecting any transaction or otherwise engaging in any activity that may have caused your account to be restricted. Purchases and redemptions made through the Funds’ automatic investment plan or systematic withdrawal plan or similar automated plans generally are not subject to short-term or frequent-trading restrictions.

The ability of the Trust and RS Investments to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the financial intermediary, retirement plan administrator, or fee-based-program sponsor maintains the record of a Fund’s underlying beneficial owners. The Trust or RS Investments may take any steps it considers appropriate with respect to frequent trading in omnibus accounts, which may, but will not necessarily, include closing the omnibus account. Each Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Funds will use reasonable diligence to confirm that such intermediaries are applying the Funds’ short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. There can be no assurance that the Trust or RS Investments will identify all harmful purchase or redemption activity, or market-timing or similar activities, affecting a Fund or that the Trust or RS Investments will be successful in limiting such activities.

Mutual funds that invest in foreign securities traded in markets that close before the NYSE may be subject to frequent-trading or market-timing activity intended to take advantage of changes in market prices between the times when those markets close and the close of the NYSE. The Funds employ fair valuation procedures intended to reduce that risk.

USA Patriot Act

To help the government fight the funding of terrorism and money-laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account directly with a Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation. If the Trust is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their NAVs at the time of the redemption.

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Dividends and Distributions

The following Funds declare dividends from net investment income daily and distribute these dividends to shareholders once per month:

•	RS Investment Quality Bond Fund

•	RS Low Duration Bond Fund

•	RS High Yield Fund

•	RS Tax-Exempt Fund

•	RS High Income Municipal Bond Fund

•	RS Floating Rate Fund

•	RS Strategic Income Fund

All of the Funds intend to distribute substantially all net investment income to shareholders at least once a year.

In addition, each Fund distributes net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) to shareholders at least annually (or more often, if necessary to avoid certain excise or income taxes on the Fund).

You may choose either of the following distribution options:

•	reinvest your distributions in additional shares of your Fund; or

•	receive your distributions in cash.

All distributions will be automatically reinvested in Fund shares unless you request cash payment with at least 10 days’ prior notice to BFDS.

Taxes

Qualification as a Regulated Investment Company

Each Fund has elected and intends to qualify and be treated each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, and to meet all requirements that are necessary for it to be relieved of federal income taxes on income and gains it distributes to shareholders and to avoid the imposition of excise taxes. If a Fund were to fail to qualify as a regulated investment company, corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders would result. A Fund generally will distribute substantially all of its net income and net short-term and long-term capital gains on a current basis. Each Fund intends to make distributions sufficient to avoid imposition of an excise tax, although from time to time a Fund may choose to pay an excise tax where the cost of making the required distribution exceeds the amount of the tax.

Taxes on Dividends and Distributions

(The following summary does not apply to qualified retirement accounts (because tax is deferred until you withdraw your money) or tax-exempt investors. See below for more information about exempt-interest distributions from RS Tax-Exempt Fund and RS High Income Municipal Bond Fund.) For federal income tax purposes, distributions of investment income (other than “exempt-interest dividends,” described below) are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have held Fund shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly reported by that Fund as capital gains dividends will be treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions of investment income designated by a Fund as derived from “qualified dividend income” (“QDI”) will be taxed in the hands of individuals at the rate applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and the Fund levels. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income. Distributions attributable to gain from the sale of master limited partnerships may be taxed as ordinary income. If RS Strategic Income Fund invests in tax credit bonds and elects to pass the accompanying tax credits through to you, you will be treated as having received a distribution in money equal to your proportionate share of the amount of such credits and be permitted to take a credit against your U.S. federal income tax liability in the amount of the deemed distribution, subject to certain limitations imposed by the Code on such credits. RS Strategic Income Fund has not decided whether it will pass such credits through to its shareholders or not. Distributions to you are taxable even if they are paid from income or gains earned by a Fund before you invested in the Fund (and thus were included in the price paid for the Fund shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and the tax status of distributions paid to you by each of the Funds for the preceding year.

Dividends paid by a Fund to a corporate shareholder may be eligible for the dividends received deduction. Dividends paid by RS International Growth Fund, RS Emerging Markets Fund, RS China Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund, and RS Strategic Income Fund are not expected to be eligible for the corporate dividends received deduction. Dividends paid by RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund and RS Strategic Income Fund are not expected to be QDI. Dividends from the other Funds will be reported as QDI or as eligible for the dividends received deduction to the extent, if any, that they are attributable to QDI or to such dividends received by the Fund.

Effective for taxable years beginning on or after January 1, 2013, the Internal Revenue Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and certain trusts and estates under similar rules. Net investment income generally includes for this purpose dividends, including any capital gain dividends but excluding any exempt-interest dividends (defined below), paid by a Fund, and net

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capital gains recognized on the sale or exchange of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Distributions from RS Tax-Exempt Fund

RS Tax-Exempt Fund expects to be eligible to distribute primarily exempt-interest dividends. These dividends will be exempt income for federal income tax purposes whether received in the form of cash or additional shares. However, dividends from the Fund may not be entirely tax-exempt. Distributions of market discount and short-term capital gains, as well as dividends from taxable interest, will be taxable to you as ordinary income, and any distributions by the Fund of net long-term capital gains will generally be taxable to you as long-term capital gains includible in net capital gain. Distributions from the Fund may be subject to state and local taxes.

Early in the year, the Fund will provide you with information about the exempt-interest dividends you received during the preceding year. You must disclose this information on your federal tax return. The report also will state the amount that relates to private activity bonds which could be subject to the alternative minimum tax (“AMT”). Note that all exempt-interest dividends paid to a corporate shareholder subject to the corporate AMT will be included in adjusted current earnings for purposes of the adjustment to the corporate AMT. If you are or will be subject to the AMT, please consult your tax adviser regarding the implications of holding shares in the RS Tax-Exempt Fund. We also recommend that corporations consult their tax advisers about the implications of holding these shares.

If you receive Social Security or railroad retirement benefits, please consult your tax adviser and be aware that exempt- interest dividends will be considered for the purpose of determining to what extent your benefits will be taxed.

Interest on indebtedness you incurred to purchase or carry shares of RS Tax-Exempt Fund generally will not be deductible for federal income tax purposes.

Distributions from RS High Income Municipal Bond Fund

RS High Income Municipal Bond Fund expects to be eligible to distribute primarily exempt-interest dividends. These dividends generally will be exempt income for federal income tax purposes whether received in the form of cash or additional shares, but may be subject to state and local taxes, as well as the federal alternative minimum tax. Certain debt instruments in which the Fund is permitted to invest pay interest income subject to federal income tax. Distributions of market discount, short-term capital gains, and other taxable investment income will be taxable to you as ordinary income, and any distributions by the Fund of net long-term capital gains will generally be taxable to you as long-term capital gains. Distributions from the Fund may be subject to state and local taxes.

Early in the year, the Fund will provide you with information about the exempt-interest dividends you received during the preceding year. You must disclose this information on your federal tax return. The report also will state the amount that relates to private activity bonds which could be subject to the AMT. If the Fund invests substantially in private activity bonds, a substantial portion of the fund’s exempt-interest dividends will potentially be subject to the AMT and therefore not exempt from all federal income tax. Note that all exempt-interest dividends paid to a corporate shareholder will be included in adjusted current earnings for purposes of determining the corporation’s adjusted minimum taxable income potentially subject to the AMT. If you are a corporate shareholder or an individual shareholder who is or will be subject to the AMT, please consult your tax adviser regarding the implications of holding shares in the RS High Income Municipal Bond Fund.

If you receive Social Security or railroad retirement benefits, please consult your tax adviser and be aware that exempt-interest dividends will be considered for the purpose of determining to what extent your benefits will be taxed.

Interest on indebtedness you incurred to purchase or carry shares of RS High Income Municipal Bond Fund generally will not be deductible for federal income tax purposes.

Taxes When You Sell or Exchange Your Shares

Any gains resulting from the sale or exchange of your shares in the Funds (including an exchange for shares of another Fund) will also generally be subject to federal income tax as capital gains. Shares held by you for more than one year will be taxable as long-term capital gains described above. Shares held for less than one year will be taxable as short-term capital gains. For information about determining your tax basis for shares, including those acquired through the reinvestment of dividends, see “Cost Basis Reporting” above.

Foreign Investments

A Fund’s investments in foreign securities may be subject to foreign withholding and other taxes on investment income or, in some cases, gain from disposition of such securities. Foreign taxes decrease a Fund’s yield on the subject securities. If at the end of a Fund’s fiscal year more than 50% of the value of its total assets consists of stocks or securities of foreign corporations, it will be eligible and may choose to pass through to its shareholders a credit or deduction for foreign taxes it has paid. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Other Investments

A Fund’s investments in certain debt obligations, mortgage-backed securities and asset-backed securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

A Fund’s investments in derivatives and ETFs could affect the amount, timing and character of distributions from the Fund, and therefore, may increase the amount of taxes payable by its shareholders.

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YOUR INVESTMENT

Consult Your Tax Adviser About Other Possible Tax Consequences

This is a summary of certain federal tax consequences of investing in a Fund. You should consult your tax adviser for more information about your own tax situation, including possible foreign, state, and local taxes.

Disclosure of Portfolio Holdings

The Funds have established a policy with respect to the disclosure of Fund portfolio holdings. A description of this policy is provided in the Statement of Additional Information (which may be obtained as described on the back cover of this Prospectus). In addition, by clicking on “Portfolio Holdings” and “Statistical Summaries” under the heading “Communications” on RS Investments’ website, the following information is or will be generally available to you:

Information	Available on Website No Earlier Than
Each Fund’s top 10 securities holdings and other portfolio statistics (which may include statistical summaries of the Fund’s portfolio holdings and commentaries by the Fund’s investment team that disclose the identity of a single or small number of specific securities held by the Fund) as of each quarter’s end	10 days after quarter-end
Each Fund’s holdings as of each quarter’s end	30 days after quarter-end

The Funds or RS Investments may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

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FINANCIAL HIGHLIGHTS

The “Financial Highlights” tables below are intended to help you understand each Fund’s financial performance for the past five fiscal years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. “Total Return” in the table represents the rate at which an investor would have made or lost money in an investment in the Fund (assuming the reinvestment of all distributions).

The financial highlights for each of the Funds have been audited by the Funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report, along with such Funds’ financial statements, is included in the Funds’ annual reports to shareholders, which are available on request, or online at RSinvestments.com.

RS Funds Financial Highlights
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Partners Fund (Class Y):
Year ended 12/31/2012	$29.58	$0.02	$5.78	$5.80	$—	$(3.00)	$(3.00)
Year ended 12/31/2011	33.31	(0.16)	(2.31)	(2.47)	—	(1.26)	(1.26)
Year ended 12/31/2010	25.95	(0.21)	7.57	7.36	—	—	—
Year ended 12/31/2009	17.99	(0.09)	8.05	7.96	—	—	—
Year ended 12/31/2008	30.74	0.03	(11.93)	(11.90)	—	(0.85)	(0.85)
RS Value Fund (Class Y):
Year ended 12/31/2012	$23.19	$0.43	$2.84	$3.27	$(0.37)	$—	$(0.37)
Year ended 12/31/2011	26.01	(0.02)	(2.80)	(2.82)	—	—	—
Year ended 12/31/2010	20.66	(0.05)	5.40	5.35	—	—	—
Year ended 12/31/2009	14.93	0.08	5.69	5.77	(0.04)	—	(0.04)
Year ended 12/31/2008	26.23	0.16	(11.06)	(10.90)	(0.13)	(0.27)	(0.40)
RS Large Cap Alpha Fund (Class Y):
Year ended 12/31/2012	$38.38	$0.77 [3]	$5.59	$6.36	$(0.91)	$—	$(0.91)
Year ended 12/31/2011	42.46	0.38 [3]	(4.12)	(3.74)	(0.39)	—	(0.39)
Year ended 12/31/2010	37.00	0.25 [3]	6.03	6.28	(0.82)	—	(0.82)
Year ended 12/31/2009	29.62	0.31	7.11	7.42	(0.05)	—	(0.05)
Year ended 12/31/2008	42.40	0.44	(12.80)	(12.36)	(0.42)	—	(0.42)
RS Investors Fund (Class Y):
Year ended 12/31/2012	$7.52	$0.11 [3]	$1.53	$1.64	$(0.15)	$—	$(0.15)
Year ended 12/31/2011	7.92	— [3,5]	(0.40)	(0.40)	—	—	—
Year ended 12/31/2010	6.35	(0.01)[3]	1.58	1.57	—	—	—
Year ended 12/31/2009	4.18	(0.14)	2.31	2.17	—	—	—
Year ended 12/31/2008	9.61	(0.12)	(4.69)	(4.81)	—	(0.62)	(0.62)
RS Global Natural Resources Fund (Class Y):
Year ended 12/31/2012	$35.10	$0.04 [3]	$2.25	$2.29	$(0.05)	$(0.11)	$(0.16)
Year ended 12/31/2011	38.00	(0.01)[3]	(2.66)	(2.67)	—	(0.23)	(0.23)
Year ended 12/31/2010	30.17	(0.02)[3]	7.85	7.83	—	—	—
Year ended 12/31/2009	20.14	(0.05)	10.08	10.03	—	—	—
Year ended 12/31/2008	38.00	0.08	(17.78)	(17.70)	(0.01)	(0.15)	(0.16)

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FINANCIAL HIGHLIGHTS

Redemption Fees	Increase From Regulatory Settlements	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[2]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/(Loss) to Average Net Assets[2]	Gross Ratio of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$—	$32.38	19.70%	$619,450	1.16%	1.19%	0.13%	0.10%	39%
—	—	29.58	(7.30)%	507,063	1.18%	1.18%	(0.47)%	(0.47)%	40%
—	—	33.31	28.36%	538,428	1.13%	1.14%	(0.71)%	(0.72)%	61%
—	—	25.95	44.25%	270,892	1.10%	1.17%	(0.31)%	(0.38)%	64%
—	—	17.99	(38.52)%	102,488	1.28%	1.31%	(0.28)%	(0.31)%	64%

$—	$—	$26.09	14.12%	$469,314	1.03%	1.12%	1.23%	1.14%	58%
—	—	23.19	(10.84)%	613,636	1.03%	1.14%	(0.06)%	(0.17)%	40%
—	—	26.01	25.90%	566,518	0.95%	0.95%	(0.17)%	(0.17)%	51%
—	—	20.66	38.63%	109,121	0.99%	1.01%	(0.39)%	(0.37)%	63%
—	—	14.93	(41.50)%	47,545	1.04%	1.04%	0.64%	0.64%	49%

$—	$—	$43.83	16.58%	$134,114	0.69%	0.69%	1.84%	1.84%	51%
—	0.05	38.38	(8.65)%[4]	144,642	0.63%	0.63%	0.98%	0.98%	41%
—	—	42.46	17.01%	22,250	0.63%	0.63%	0.65%	0.65%	50%
—	0.01	37.00	25.10%[4]	3,239	0.76%	0.76%	1.12%	1.12%	145%
—	—	29.62	(29.13)%	1,456	0.71%	0.71%	1.17%	1.17%	54%

$—	$—	$9.01	21.86%	$2,382	1.05%	1.91%	1.38%	0.52%	97%
—	—	7.52	(5.05)%	2,954	1.05%	1.72%	0.05%	(0.62)%	55%
—	—	7.92	24.72%	3,778	1.05%	1.80%	(0.17)%	(0.92)%	62%
—	—	6.35	51.91%	2,519	1.94%	2.04%	(1.16)%	(1.26)%	84%
—	—	4.18	(49.52)%	991	1.70%	1.70%	(1.04)%	(1.04)%	65%

$—	$—	$37.23	6.52%	$2,422,758	1.06%	1.13%	0.12%	0.05%	36%
—	—	35.10	(7.02)%	1,581,690	1.12%	1.15%	(0.03)%	(0.06)%	25%
—	—	38.00	25.95%	613,662	1.11%	1.13%	(0.08)%	(0.10)%	27%
—	—	30.17	49.80%	130,968	1.10%	1.12%	0.19%	0.17%	34%
—	—	20.14	(46.57)%	37,239	1.18%	1.19%	0.17%	0.16%	43%
Distributions reflect actual per-share amounts distributed for the period.

1	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.
2	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude custody credits, if applicable.
3	Calculated based on the average shares outstanding during the period.
4	Without the effect of the increase from the regulatory settlements, the total returns would have been for RS Large Cap Alpha Fund for 2011 (8.79)%; for 2009 25.10% for Class Y.
5	Rounds to $0.00 per share.

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FINANCIAL HIGHLIGHTS

RS Funds Financial Highlights (continued)
	Net Asset Value, Beginning of Period		Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Return of Capital	Total Distributions
RS Small Cap Growth Fund (Class Y):
Year ended 12/31/2012	$41.38		$(0.24)[3]	$6.51	$6.27	$—	$—	$—	$—
Year ended 12/31/2011	42.24		(0.35)[3]	(0.55)	(0.90)	—	—	—	—
Year ended 12/31/2010	32.93		(0.22)[3]	9.53	9.31	—	—	—	—
Year ended 12/31/2009	22.23		(0.32)	10.70	10.38	—	—	—	—
Year ended 12/31/2008	40.73		(0.25)	(18.25)	(18.50)	—	—	—	—
RS Select Growth Fund (Class Y):
Year ended 12/31/2012	$31.02		$(0.13)[3]	$6.01	$5.88	$—	$—	$—	$—
Year ended 12/31/2011	29.37		(0.22)[3]	1.83	1.61	—	—	—	—
Year ended 12/31/2010	22.24	[7]	(0.14)[3]	7.27	7.13	—	—	—	—
Period from 05/01/2009[5] to 12/31/2009[6]	17.14		(0.09)	5.16	5.07	—	—	—	—
RS Mid Cap Growth Fund (Class Y):
Year ended 12/31/2012	$11.54		$(0.02)[3]	$1.77	$1.75	$—	$—	$—	$—
Year ended 12/31/2011	11.39		(0.07)[3]	0.22	0.15	—	—	—	—
Year ended 12/31/2010	9.08		(0.03)[3]	2.34	2.31	—	—	—	—
Year ended 12/31/2009	6.50		(0.04)	2.62	2.58	—	—	—	—
Year ended 12/31/2008	14.21		(0.03)	(7.42)	(7.45)	—	(0.26)	—	(0.26)
RS Growth Fund (Class Y):
Year ended 12/31/2012	$11.85		$(0.05)	$1.80	$1.75	$—	$—	$—	$—
Year ended 12/31/2011	11.91		(0.02)	(0.05)	(0.07)	—	—	—	—
Year ended 12/31/2010	10.49		(0.02)	1.44	1.42	—	—	—	—
Year ended 12/31/2009	7.98		(0.01)	2.51	2.50	—	—	—	—
Year ended 12/31/2008	14.41		0.02	(6.29)	(6.27)	—	(0.16)	—	(0.16)
RS Technology Fund (Class Y):
Year ended 12/31/2012	$16.82		$(0.15)[3]	$1.60	$1.45	$—	$(0.95)	$—	$(0.95)
Year ended 12/31/2011	19.86		(0.18)[3]	(2.14)	(2.32)	—	(0.72)	—	(0.72)
Year ended 12/31/2010	15.04		(0.14)[3]	5.63	5.49	—	(0.67)	—	(0.67)
Year ended 12/31/2009	8.55		(0.17)	6.66	6.49	—	—	—	—
Year ended 12/31/2008	17.57		(0.05)	(8.86)	(8.91)	(0.03)	(0.08)	—	(0.11)
RS Small Cap Equity Fund (Class Y):
Year ended 12/31/2012	$15.54		$(0.12)[3]	$2.45	$2.33	$—	$(0.70)	$—	$(0.70)
Year ended 12/31/2011	15.88		(0.11)[3]	(0.25)	(0.36)	—	—	—	—
Year ended 12/31/2010	12.40		(0.12)[3]	3.60	3.48	—	—	—	—
Year ended 12/31/2009	9.06		(0.10)	3.44	3.34	—	—	—	—
Year ended 12/31/2008	14.18		— [8]	(5.04)	(5.04)	(0.01)	(0.05)	(0.02)	(0.08)

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FINANCIAL HIGHLIGHTS

Increase From Regulatory Settlements	Net Asset Value, End of Period		Total Return[1]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[2]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/(Loss) to Average Net Assets[2]	Gross Ratio of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$47.65		15.15%	$92,121	1.01%	1.14%	(0.52)%	(0.65)%	106%
0.04	41.38		(2.04)%[4]	51,200	1.05%	1.15%	(0.81)%	(0.91)%	105%
—	42.24		28.27%	38,644	0.98%	1.10%	(0.60)%	(0.72)%	120%
0.32	32.93		48.13%[4]	13,912	1.22%	1.22%	(1.05)%	(1.05)%	142%
—	22.23		(45.42)%	6,222	1.16%	1.16%	(0.87)%	(0.87)%	159%

$—	$36.90		18.96%	$96,440	1.07%	1.27%	(0.37)%	(0.57)%	112%
0.04	31.02		5.62%[4]	17,504	1.04%	1.30%	(0.72)%	(0.98)%	104%
—	29.37		32.06%	3,192	0.97%	1.28%	(0.58)%	(0.89)%	137%
0.03	22.24	[7]	29.75%[4]	2,518	1.41%	1.42%	(0.69)%	(0.70)%	149%

$—	$13.29		15.16%	$8,241	1.07%	1.24%	(0.13)%	(0.30)%	110%
—	11.54		1.32%	2,685	1.24%	1.24%	(0.55)%	(0.55)%	85%
—	11.39		25.44%	2,508	1.16%	1.18%	(0.27)%	(0.29)%	125%
—	9.08		39.69%	1,459	1.21%	1.26%	(0.39)%	(0.44)%	144%
—	6.50		(52.35)%	998	1.00%	1.05%	(0.55)%	(0.60)%	281%

$—	$13.60		14.77%	$4,800	1.13%	1.13%	0.49%	0.49%	93%
0.01	11.85		(0.50)%[4]	1,508	1.11%	1.11%	(0.13)%	(0.13)%	86%
—	11.91		13.54%	1,431	1.03%	1.03%	(0.04)%	(0.04)%	109%
0.01	10.49		31.45%[4]	1,074	1.45%	1.45%	(0.17)%	(0.17)%	128%
—	7.98		(43.51)%	823	1.05%	1.05%	(0.03)%	(0.03)%	281%

$—	$17.32		8.70%	$28,154	1.27%	1.27%	(0.79)%	(0.79)%	84%
—	16.82		(11.66)%	29,709	1.24%	1.24%	(0.91)%	(0.91)%	121%
—	19.86		36.52%	16,674	1.19%	1.19%	(0.81)%	(0.81)%	117%
—	15.04		75.91%	1,572	1.39%	1.39%	(1.15)%	(1.15)%	128%
—	8.55		(50.73)%	430	1.35%	1.35%	(0.41)%	(0.41)%	115%

$—	$17.17		15.10%	$33,591	1.08%	1.08%	(0.67)%	(0.67)%	98%
0.02	15.54		(2.14)%[4]	32,690	0.96%	0.96%	(0.68)%	(0.68)%	100%
—	15.88		28.06%	504	1.29%	1.29%	(0.91)%	(0.91)%	121%
—	12.40		36.87%	460	1.24%	1.24%	(0.84)%	(0.84)%	177%
—	9.06		(35.50)%	193	1.02%	1.02%	(0.02)%	(0.02)%	119%

Distributions reflect actual per-share amounts distributed for the period.

1	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.
2	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.
3	Calculated based on the average shares outstanding during the period.
4	Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund for 2011 (2.18)%; for 2009 47.10% for Class Y; for RS Select Growth Fund for 2011 5.55%; for 2009 29.58% for Class Y; for RS Growth Fund for 2011 (0.57)%; for 2009 31.45% for Class Y; for RS Small Cap Equity Fund (2.26)% for Class Y.
5	Inception date.
6	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.
7	The NAV, as presented, has been adjusted from the NAV, as reported on December 31, 2009, due to a reprocessing of shareholder transactions.
8	Rounds to $0.00 per share.

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FINANCIAL HIGHLIGHTS

RS Funds Financial Highlights (continued)
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Return of Capital	Total Distributions
RS International Growth Fund (Class Y):
Year ended 12/31/2012	$15.42	$0.16	[3]	$2.61	$2.77	$(0.15)	$—	$—	$(0.15)
Year ended 12/31/2011	17.76	0.06	[3]	(2.47)	(2.41)	(0.05)	—	—	(0.05)
Year ended 12/31/2010	15.84	(0.04)[3]		2.36	2.32	(0.44)	—	—	(0.44)
Period from 03/10/2009[6] to 12/31/2009[7]	9.20	(0.26)[3]		6.70	6.44	—	—	—	—
RS Emerging Markets Fund (Class Y):
Year ended 12/31/2012	$21.18	$0.15	[3]	$2.70	$2.85	$(0.11)	$—	$—	$(0.11)
Year ended 12/31/2011	26.75	0.12	[3]	(5.69)	(5.57)	—	—	—	—
Year ended 12/31/2010	23.13	0.11	[3]	4.16	4.27	(0.65)	—	—	(0.65)
Period from 03/10/2009[6] to 12/31/2009[7]	10.88	—	[3,4]	12.60	12.60	(0.35)	—	—	(0.35)
RS Global Growth Fund (Class Y):
Year ended 12/31/2012	$8.81	$0.15	[3]	$1.46	$1.61	$(0.15)	$—	$—	$(0.15)
Period from 05/16/2011[6] to 12/31/2011[7]	10.00	0.03	[3]	(1.22)	(1.19)	—	—	—	—
RS China Fund (Class Y):
Year ended 12/31/2012	$7.51	$0.09	[3]	$1.56	$1.65	$(0.10)	$—	$—	$(0.10)
Period from 05/16/2011[6] to 12/31/2011[7]	10.00	0.08	[3]	(2.50)	(2.42)	(0.07)	—	—	(0.07)

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FINANCIAL HIGHLIGHTS

Increase From Regulatory Settlements	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[2]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/(Loss) to Average Net Assets[2]	Gross Ratio of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$18.04	18.00%	$867,731	1.02%	1.02%	0.94%	0.94%	21%
0.12	15.42	(12.90)%[5]	454,722	1.04%	1.04%	0.38%	0.38%	15%
0.04	17.76	14.93%[5]	22,179	1.16%	1.16%	(0.22)%	(0.22)%	23%
0.20	15.84	72.17%[5]	76	3.69%[8]	3.69%[8]	(2.21)%[8]	(2.21)%[8]	99%

$—	$23.92	13.47%	$776,722	1.31%	1.31%	0.64%	0.64%	49%
—	21.18	(20.82)%	554,099	1.32%	1.32%	0.49%	0.49%	44%
—	26.75	18.57%	633,433	1.19%	1.19%	0.47%	0.47%	41%
—	23.13	115.89%	53,546	1.22%	1.22%	0.02%	0.02%	61%

$—	$10.27	18.30%	$11,711	0.89%	1.44%	1.59%	1.04%	28%
—	8.81	(11.90)%	7,514	1.10%	1.48%	0.61%	0.23%	9%

$—	$9.06	22.03%	$7,947	1.43%	1.74%	1.12%	0.81%	23%
—	7.51	(24.13)%	6,485	1.41%	1.93%	1.56%	1.04%	9%

Distributions reflect actual per-share amounts distributed for the period.

1	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.
2	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.
3	Calculated based on the average shares outstanding during the period.
4	Rounds to $0.00 per share.
5	Without the effect of the income from regulatory settlements, the total returns would have been for 2011 (13.16)%; for 2010 14.93%; for 2009 69.89% for Class Y. The total return impact from regulatory settlements is calculated based on average shares outstanding for the period.
6	Inception date.
7	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.
8	Ratios have been annualized using the period from May 23, 2009 through December 31, 2009, to reflect the initial date when significant capital shares were sold.

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FINANCIAL HIGHLIGHTS

RS Funds Financial Highlights (continued)
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Investment Quality Bond Fund (Class Y):
Year ended 12/31/2012	$10.35	$0.30	$0.31	$0.61	$(0.30)	$(0.16)	$(0.46)
Year ended 12/31/2011	10.12	0.37	0.34	0.71	(0.37)	(0.11)	(0.48)
Year ended 12/31/2010	9.89	0.40	0.36	0.76	(0.40)	(0.13)	(0.53)
Period from 05/13/2009[3] to 12/31/2009[4]	9.47	0.27	0.42	0.69	(0.27)	—	(0.27)
RS Low Duration Bond Fund (Class Y):
Year ended 12/31/2012	$10.21	$0.22	$0.11	$0.33	$(0.22)	$— [5]	$(0.22)
Year ended 12/31/2011	10.28	0.26	(0.06)	0.20	(0.26)	(0.01)	(0.27)
Year ended 12/31/2010	10.17	0.30	0.14	0.44	(0.30)	(0.03)	(0.33)
Period from 05/13/2009[3] to 12/31/2009[4]	9.98	0.20	0.19	0.39	(0.20)	— [5]	(0.20)
RS High Yield Fund (Class Y):
Year ended 12/31/2012	$6.74	$0.46	$0.50	$0.96	$(0.46)	$—	$(0.46)
Year ended 12/31/2011	6.92	0.50	(0.18)	0.32	(0.50)	—	(0.50)
Year ended 12/31/2010	6.58	0.53	0.34	0.87	(0.53)	—	(0.53)
Period from 05/13/2009[3] to 12/31/2009[4]	5.74	0.33	0.84	1.17	(0.33)	—	(0.33)
RS Tax-Exempt Fund (Class Y):
Year ended 12/31/2012	$10.68	$0.34	$0.44	$0.78	$(0.34)	$—	$(0.34)
Year ended 12/31/2011	9.95	0.36	0.73	1.09	(0.36)	—	(0.36)
Year ended 12/31/2010	10.18	0.39	(0.23)	0.16	(0.39)	—	(0.39)
Period from 05/13/2009[3] to 12/31/2009[4]	9.94	0.25	0.24	0.49	(0.25)	—	(0.25)
RS High Income Municipal Bond Fund (Class Y):
Year ended 12/31/2012	$10.55	$0.46	$0.64	$1.10	$(0.46)	$—	$(0.46)
Year ended 12/31/2011	9.95	0.54	0.60	1.14	(0.54)	—	(0.54)
Year ended 12/31/2010	10.07	0.59	(0.11)	0.48	(0.59)	(0.01)	(0.60)
Period from 11/23/2009[6] to 12/31/2009[4]	10.00	0.04	0.07	0.11	(0.04)	—	(0.04)
RS Floating Rate Fund (Class Y):
Year ended 12/31/2012	$9.86	$0.56	$0.41	$0.97	$(0.56)	$—	$(0.56)
Year ended 12/31/2011	10.30	0.56	(0.43)	0.13	(0.56)	(0.01)	(0.57)
Year ended 12/31/2010	10.04	0.52	0.29	0.81	(0.52)	(0.03)	(0.55)
Period from 12/7/2009[6] to 12/31/2009[4]	10.00	0.01	0.04	0.05	(0.01)	—	(0.01)
RS Strategic Income Fund (Class Y):
Year ended 12/31/2012	$10.27	$0.42	$0.48	$0.90	$(0.42)	$(0.13)	$(0.55)
Year ended 12/31/2011	10.30	0.51	0.07	0.58	(0.55)	(0.06)	(0.61)
Year ended 12/31/2010	9.96	0.54	0.34	0.88	(0.53)	(0.01)	(0.54)
Period from 11/23/2009[6] to 12/31/2009[4]	10.00	0.03	(0.04)	(0.01)	(0.03)	—	(0.03)

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FINANCIAL HIGHLIGHTS

Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[2]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[2]	Gross Ratio of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate

$10.50	5.95%	$58,511	0.66%	0.74%	2.80%	2.72%	154%
10.35	7.18%	51,026	0.66%	0.68%	3.39%	3.37%	113%
10.12	7.75%	1,849	0.66%	0.76%	3.85%	3.75%	129%
9.89	7.32%	1,093	0.66%	0.84%	4.28%	4.10%	169%

$10.32	3.27%	$633,868	0.61%	0.61%	2.03%	2.03%	64%
10.21	1.89%	$312,680	0.60%	0.60%	2.43%	2.43%	76%
10.28	4.36%	104,784	0.62%	0.62%	2.83%	2.83%	121%
10.17	3.91%	7,347	0.63%	0.73%	3.07%	2.97%	393%

$7.24	14.66%	$11,271	0.73%	0.91%	6.52%	6.34%	103%
6.74	4.75%	7,418	0.66%	0.88%	7.30%	7.08%	101%
6.92	13.77%	4,678	0.66%	0.88%	7.89%	7.67%	108%
6.58	20.76%	1,207	0.66%	0.97%	8.25%	7.94%	66%

$11.12	7.34%	$110,209	0.67%	0.67%	3.03%	3.03%	15%
10.68	11.14%	75,837	0.68%	0.68%	3.42%	3.42%	17%
9.95	1.47%	41,376	0.67%	0.67%	3.71%	3.71%	22%
10.18	4.95%	2,356	0.69%	0.77%	3.80%	3.72%	44%

$11.19	10.59%	$73,511	0.44%	0.68%	4.11%	3.87%	17%
10.55	11.89%	36,526	0.30%	0.67%	5.25%	4.88%	20%
9.95	4.76%	10,731	0.10%	0.87%	5.66%	4.89%	41%
10.07	1.10%	2,022	—%[7]	2.14%	3.85%	1.71%	—%[8]

$10.27	10.08%	$568,316	0.60%	0.86%	5.46%	5.20%	52%
9.86	1.30%	283,393	0.31%	0.82%	5.54%	5.03%	87%
10.30	8.28%	120,289	0.08%	1.00%	5.30%	4.38%	64%
10.04	0.48%	2,015	—%[7]	3.09%	1.20%	(1.89)%	—%[8]

$10.62	8.93%	$9,143	0.50%	0.90%	3.91%	3.51%	157%
10.27	5.82%	4,776	0.29%	0.93%	4.99%	4.35%	79%
10.30	8.95%	6,972	0.10%	1.07%	5.14%	4.17%	51%
9.96	(0.14)%	1,997	—%[7]	2.06%	2.47%	0.41%	2%

Distributions reflect actual per-share amounts distributed for the period.

1	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.
2	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and exclude the effect of custody credits, if applicable.
3	Inception date.
4	Ratios for periods of less than one year have been annualized, except for total return and portfolio turnover rate.
5	Rounds to $0.00 per share.
6	Inception date. Shares were not offered to public prior to December 31, 2009.
7	Expenses for the period ended December 31, 2009 were reimbursed by Guardian Investor Services LLC.
8	For the period ended December 31, 2009 no long-term securities were sold.

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388 Market Street  San Francisco,  CA 94111

www.RSinvestments.com	800-766-3863

Additional Information

The Trust’s Statement of Additional Information (“SAI”), dated May 1, 2013, as revised from time to time, and the Funds’ annual and semiannual reports to shareholders contain additional information about the Funds. The Trust’s SAI is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes. The financial statements included in each Fund’s annual report to shareholders for the fiscal year ended December 31, 2012 are incorporated by reference into this Prospectus. The annual reports to shareholders discuss the market conditions and the investment strategies that significantly affected each Fund’s performance during its past fiscal year. If more than one member of a household owns shares of a Fund, only one copy of each shareholder report and prospectus will be mailed to that address unless you instruct us otherwise. You may obtain free copies of these materials, request other information about a Fund, or make shareholder inquiries by writing to the Trust at the address at the top of this page or by calling 800-766-3863. Some of the information described herein, including the SAI, annual and semiannual reports to shareholders (when available), and periodic disclosure of portfolio holdings, shall be made available, free of charge, on RS Investments’ website at www.rsinvestments.com/Communications.htm.

The Trust and RS Investments have adopted a code of ethics, which, under certain circumstances, permits personnel subject to the code to invest in securities that may be purchased or held by a Fund. The code of ethics of the Trust and RS Investments is filed as an exhibit to the Trust’s registration statement. You may review and copy information about the Trust, including the SAI, the code of ethics, and the annual and semiannual reports to shareholders, at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. You may call the Commission at 202-551-8090 for information about the operation of the Public Reference Room. The Commission maintains a website at www.sec.gov, which contains reports and other information about the Funds on the EDGAR database. You may also obtain copies of these materials, including the code of ethics, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, DC 20549-1520. You may need to refer to the Trust’s file number under the Investment Company Act of 1940, which is 811-05159.

Investment Company Act File No. 811-05159

EB 015833 (5/13)

Prospectus

May 1, 2013

RS Investment Trust

RS Money Market Fund

Class A Shares: GCMXX

Class C Shares: RMCXX

Class K Shares: RMKXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

800-766-3863|www.RSinvestments.com

RS MONEY MARKET FUND

RS Money Market Fund

The Board of Trustees of RS Investment Trust (the “Trust”) has approved the liquidation of the Fund. Shares of the Fund are no longer offered, except for sales to existing shareholders and certain intermediaries. It is expected that the Fund will cease operations on or around May 17, 2013 and that the Fund will make a liquidating distribution in cash on or shortly thereafter.

Investment Objective

To seek as high a level of current income as is consistent with liquidity and preservation of capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class C		Class K
Management Fees	0.45%		0.45%		0.45%
Distribution (12b-1) Fees	0.25%		1.00%		0.65%
Other Expenses	0.12%		0.07%		0.22%
Total Annual Fund Operating Expenses[3]	0.82%		1.52%		1.32%
Fee Waiver/Expense Reimbursement[3]	-0.07%		-0.02%		-0.17%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.75%		1.50%		1.15%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Contingent deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.75% for Class A shares, 1.50% for Class C shares, and 1.15% for Class K shares. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class K	Class A	Class C	Class K
1 Year	$77	$253	$117	$77	$153	$117
3 Years	$255	$478	$402	$255	$478	$402
5 Years	$448	$827	$707	$448	$827	$707
10 Years	$1,007	$1,811	$1,575	$1,007	$1,811	$1,575

Investments, Risks, and Performance

Principal Investment Strategies

The Fund’s investment team normally invests the Fund’s assets in U.S. dollar-denominated, high-quality, short-term instruments. In buying and selling investments for the Fund, the Fund’s investment team intends to comply with Rule 2a-7 under the Investment Company Act of 1940, which sets forth the requirements for money market funds regarding credit quality, diversification, maturity and liquidity.

The Fund normally invests in money market instruments, which are high-quality, short term instruments that pay a fixed, variable, or floating interest rate. Money market instruments may include, for example, bank certificates of deposit and other bank obligations, notes, commercial paper, U.S. Government securities, and repurchase agreements.

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RS MONEY MARKET FUND

The Fund’s investment team generally considers securities to be high-quality if they are rated at the time of investment in the highest short-term rating by at least two nationally recognized statistical ratings organizations or, where only one ratings organization has assigned a rating to the securities, the securities were assigned the highest rating by such ratings organization. The Fund’s investment team seeks to cause the Fund to have a dollar-weighted average portfolio maturity of 60 days or less.

The Securities and Exchange Commission and other regulatory bodies are considering rules that may have the effect of changing significantly the structure of money market funds. It is not possible at this time to predict whether such rules will be adopted or the effects they would have on money market funds generally or on the Fund in particular.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The return on money market instruments is typically lower than the return on stocks or bonds. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Money Market Securities Risk

The value of the securities held by the Fund changes in response to changes in interest rates and depends on the issuer’s credit quality. Income received by the Fund may decrease as a result of a decline in interest rates. When interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately.

Fund Performance

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2007 1.13% Worst Quarter Fourth Quarter 2012 0.00%

Average Annual Total Returns (periods ended 12/31/12)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	9/13/82	0.01%	0.38%	1.38%	4.12%
Barclays U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)		0.12%	0.57%	1.82%	4.61%	[1]
Class C Shares	8/7/00	-0.99%	0.24%	1.08%	1.25%
Barclays U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)		0.12%	0.57%	1.82%	2.18%
Class K Shares	5/15/01	0.01%	0.30%	1.19%	1.18%
Barclays U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)		0.12%	0.57%	1.82%	1.91%
1	Since inception return for the Barclays U.S. Treasury Bellwethers (3 Month) Index shown in the table is since August 31, 1982, the month end prior to the inception of Class A shares.

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RS MONEY MARKET FUND

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Investor Services LLC (“GIS”)

Investment Team

Alexander M. Grant Jr., co-portfolio manager, has managed the Fund since 1986. Martin Vernon, co-portfolio manager, has managed the Fund since 2009.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Money Market Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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YOUR INVESTMENT

Additional Information About Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that GIS believes are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are identified in the foregoing Fund Summary and are described in this section. The Fund may be subject to additional risks other than those described below because the types of investments made by the Fund can change over time. The “Investments and Risks” section in the Statement of Additional Information includes more information about the Fund, its investments, and the related risks.

There is no guarantee that the Fund will achieve its objective, and you may lose money by investing in the Fund. In the sections that follow, more detail is provided about the Fund’s principal risks and about circumstances that could adversely affect the value of the Fund’s shares or its total return.

The analysis of an investment by GIS can be incorrect and its selection of investments can lead to the Fund’s underperforming other funds with similar investment strategies. GIS may not properly ascertain the appropriate mix of investments for any particular economic cycle.

Also, the timing of movements from one type of investment to another could have a negative effect on the overall investment performance of the Fund. The performance of an investment in certain types of securities may be more dependent on the adviser’s analysis than would be the case for other types of securities.

The Trustees of the Trust may change the investment objective and the policies of the Fund without a vote of the shareholders unless otherwise specifically stated.

Money Market Securities Risk

The value of the securities held by the Fund changes in response to interest rate changes. In general, as interest rates rise, the value of the security is likely to fall. The Fund’s income is based on short-term interest rates that may fluctuate over short periods of time. Income received by the Fund may decrease as a result of a decline in interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately.

The value of a money market security also depends on the issuer’s credit quality or ability to pay principal and interest when due. The value of a money market security is likely to fall if an issuer or the guarantor of a security is unable or unwilling (or perceived to be unable or unwilling) to make timely principal and/or interest payments or otherwise to honor its obligations or if the security’s rating is downgraded by a credit rating agency. The credit quality of an issuer can change rapidly, and the default of a single security held by the Fund could have an adverse impact on the Fund’s share price. The value of a money market security can also decline in response to changes in market, economic, industry, political, and regulatory conditions that affect a particular type of money market security or issuer or money market securities generally.

The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund.

The share price of money market funds can fall below the $1.00 share price.

Additional Information About Investment Strategies and Risks

In addition to the principal investment strategies described in the Fund Summary, the Fund may at times use the following strategies and techniques, which involve certain special risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that GIS might use in managing the Fund. As with any mutual fund, investors must rely on the professional investment judgment and skill of the investment advisers. Please see “Investments and Risks” in the Statement of Additional Information for more-detailed information about certain of the securities and the investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Borrowing

The Fund may borrow money for temporary emergency purposes or to facilitate redemptions.

Debt Securities

The value of a debt security (and other income-producing securities, such as preferred stocks, convertible preferred stocks, equity-linked notes, and interests in income-producing trusts) changes in response to interest rate changes. In general, the value of a debt security is likely to fall as interest rates rise. This risk is generally greater for obligations with longer maturities or for debt securities that do not pay current interest (such as zero-coupon securities). Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent the Fund’s income is based on short-term interest rates that fluctuate over short periods of time, income received by the Fund may decrease as a result of a decline in interest rates. In response to an interest rate decline, debt securities that provide the issuer with the right to call or redeem the security prior to maturity may be called or redeemed. If a debt security is repaid more quickly than expected, the Fund may not be able to reinvest the proceeds at the same interest rate, reducing the potential for gain. When interest rates increase or for other reasons, debt securities may be repaid more slowly than expected. As a result, the maturity of the debt instrument is extended, increasing the potential for loss.

Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s value to changes in interest rates. Unlike the maturity of a debt security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The value of a debt security also depends on the issuer’s credit quality or ability to pay principal and interest when due. The

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YOUR INVESTMENT

value of a debt security is likely to fall if an issuer or the guarantor of a security is unable or unwilling (or perceived to be unable or unwilling) to make timely principal and/or interest payments or otherwise to honor its obligations, or if the debt security’s rating is downgraded by a credit rating agency. The obligations of issuers (and obligors of asset-backed securities) are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. The value of a debt security can also decline in response to other changes in market, economic, industry, political, and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally. The values of many debt securities may fall in response to a general increase in investor risk aversion or a decline in the confidence of investors generally in the ability of issuers to meet their obligations.

Defensive Strategies

At times, GIS may judge that market conditions make pursuing the Fund’s basic investment strategy inconsistent with the best interests of its shareholders. At such times, GIS may (but will not necessarily), without notice, temporarily use alternative strategies primarily designed to reduce fluctuations in the values of the Fund’s assets. In implementing these defensive strategies, the Fund may hold assets in cash and cash equivalents and in other investments that GIS believes to be consistent with the Fund’s best interests. If such a temporary defensive strategy is implemented, the Fund may not achieve its investment objective.

Exchange-traded Funds

The Fund may invest in exchange-traded funds (“ETFs”), subject to limitations on investment in investment company securities described in the Statement of Additional Information. ETFs generally trade on the NYSE Amex Equities or New York Stock Exchange (“NYSE”) and are subject to the risk that the general level of stock prices may decline, thereby adversely affecting the value of the investment. These funds generally bear operational expenses, and the Fund, if it invests in such funds, must bear those expenses in addition to its own Fund expenses. The Fund may invest in ETFs for cash management purposes and to gain or maintain exposure to various asset classes and markets or types of strategies and investments.

Illiquid Securities and Exempt Commercial Paper

Illiquid securities are either not readily marketable at their approximate value within seven days, are not registered under the federal securities laws, or are otherwise viewed as illiquid by the Securities and Exchange Commission. The absence of trading can make it difficult to value or dispose of illiquid securities. It can also adversely affect the ability of the Fund to calculate its net asset value or manage its portfolio. The Statement of Additional Information sets out the upper limit for the Fund’s investments in illiquid securities. The Securities and Exchange Commission currently limits a mutual fund’s investments in illiquid securities to 5% of assets for money market funds.

Some securities that are not registered under federal securities laws nonetheless are eligible for resale to institutional investors and may be treated by the Fund as liquid. If GIS determines that these securities are liquid under guidelines adopted by the Board of Trustees, they may be purchased without regard to the illiquidity limits in the Statement of Additional Information.

Similarly, the Fund typically treats commercial paper issued in reliance on an exemption from registration under federal securities laws as liquid.

Repurchase Agreements

The Fund may enter into repurchase agreements. These transactions must be fully collateralized at all times but involve some risk to the Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

Securities Lending

The Fund may lend its portfolio securities to securities dealers, banks, and other institutional investors to earn additional income. These transactions must be continuously secured by collateral, and the collateral must be marked-to-market daily. The Fund generally continues to receive all interest earned or dividends paid on the loaned securities. The aggregate market value of securities of the Fund loaned will not at any time exceed one-third (or such other lower limit as the Trustees may establish) of the total assets of the Fund. It is possible that the Fund will realize losses on the investment of any cash collateralizing a securities loan; any such losses would be for the account of the Fund, not the borrower.

U.S. Government Securities

U.S. government securities are securities issued or guaranteed as to the payment of interest or principal by the U.S. government, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. government or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

When-issued or Delayed-delivery Transactions

The Fund may commit to purchase or sell particular securities, with payment and delivery to take place at a future date. These are known as when-issued or delayed-delivery transactions. If the counterparty fails to deliver a security the Fund has purchased on a when-issued or delayed-delivery basis, there could be a loss as well as a missed opportunity to make an alternative investment.

Other

New financial products and risk management techniques continue to be developed. The Fund may use these instruments and techniques to the extent consistent with its investment objective.

Note Regarding Percentage Limitations

All percentage limitations on investments in this Prospectus will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. (As a result, the actual investments making up the Fund’s portfolio may not at a particular time comport with any such limitation due to increases or decreases in the values of securities held by the Fund.) If at any time the investment adviser determines that the value of illiquid securities held by the Fund exceeds 5% of its net asset value, GIS will take such steps as it considers appropriate to reduce the percentage as soon as reasonably practicable; the

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Fund may, however, hold any such investments for a substantial period of time.

Fund Benchmark

The Barclays U.S. Treasury Bellwethers (3 Month) Index is an unmanaged index that is generally considered representative of the average yield of three-month Treasury Bills. Index results listed in the “Average Annual Total Returns” table assume the reinvestment of dividends paid on the securities constituting the index. You may not invest in the index.

Additional Information on Expenses

The information shown in the Annual Fund Operating Expenses table is based on amounts incurred during the Fund’s most recent fiscal year, expressed as a percentage of average net assets during the fiscal year. The Fund’s expense ratio for the current fiscal year may be higher than the expense information presented in the table, but not to exceed any applicable expense limitation shown due to factors such as a decline in average net assets due to market volatility or other factors. In addition, “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” in the Annual Fund Operating Expenses table do not reflect voluntary waivers and thus are higher than “Net Ratio of Expenses to Average Net Assets” in the Financial Highlights.

Management of the Fund

RS Investment Management Co. LLC (“RS Investments”), a Delaware limited liability company, 388 Market Street, Suite 1700, San Francisco, CA 94111, is the investment adviser for the Fund. RS Investments or its investment advisory affiliates have been managing mutual fund investments since 1987. RS Investments managed approximately $24.4 billion in assets as of December 31, 2012. GIS owns a majority of the outstanding interests in RS Investments.

GIS serves as investment sub-adviser for the Fund. GIS and its predecessor have provided investment advisory services since 1968. GIS is a Delaware limited liability company organized in 2001 as successor to Guardian Investor Services Corporation, a New York corporation organized in 1968. GIS is a subsidiary of The Guardian Life Insurance Company of America, a New York mutual insurance company (“Guardian Life”). GIS is located at 7 Hanover Square, New York, New York 10004. GIS is the underwriter and the distributor of the Fund’s shares and of variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc., a Delaware corporation (“GIAC”).

Subject to such policies as the Trustees may determine, GIS furnishes a continuing investment program for the Fund and makes investment decisions on its behalf, subject to the general oversight of RS Investments. GIS is responsible for the day-to-day investment management of the Fund, which includes placing all orders for purchases and sales of the Fund’s investments and choosing broker-dealers. In selecting broker-dealers, GIS may consider research and brokerage services furnished to it and its affiliates.

It is possible that RS Investments, GIS, or their affiliates or clients may hold securities issued by the same issuers and may, in some cases, have acquired the securities at different times, on more-favorable terms, or at more-favorable prices than the Fund.

For the fiscal year ended December 31, 2012, the aggregate advisory fee paid to RS Investments by the Fund was 0.45% of the Fund’s average daily net assets (including the effects of any expense reimbursements and fee waivers in effect during the year). A discussion regarding the bases for the Board of Trustees’ most recent approval of the investment advisory agreement and subadvisory agreement for the Fund is available in the Fund’s most recent Annual Report to Shareholders.

Investment Team Biographical Information

Alexander M. Grant Jr.

Alexander M. Grant has been a manager of RS Money Market Fund (successor to The Guardian Cash Management Fund) since 1986.* Alexander has been a managing director at

Guardian Life since 1999 and has managed Guardian Life’s tax-exempt assets since 1993. Alexander holds a B.A. in English from State University of New York at Buffalo.

Martin Vernon

Martin Vernon has been a co-portfolio manager of RS Money Market Fund since 2009. Martin also serves as the team’s Federal Reserve analyst, closely following and assessing Fed activities by reviewing Federal Reserve meetings, statements, speeches and policy papers to gauge the potential future impact of Fed policy on the Fund’s investment outlook. Martin joined Guardian Life in 1997, working in operations and then investment reporting. He joined the trading desk of Guardian Life in 2004, serving as a money market trader. He has over 8 years of investment experience, having worked previously for two years at a private investment company, Marshal Wolf Investments. Martin holds a B.A. from Queens University Belfast with a concentration in political science, a Post Graduate Diploma in Public Administration and Law from the University of Ulster, and an M.B.A. in Finance from St. John’s University.

*	Includes service as the portfolio manager of the Fund’s predecessor fund.

The Statement of Additional Information provides further information about the investment team, including information regarding their compensation, other accounts they manage, and any ownership interests they may have in the Fund. For information about how to receive a copy of the Statement of Additional Information, please see the back cover of this Prospectus.

Types of Shares Available

Class A, Class C, and Class K shares are offered in this Prospectus. For each class, expenses and sales loads vary.

Expenses

There are two types of expenses related to mutual funds: expenses you pay directly (called a sales load) and expenses that are deducted from fund assets.

Expenses You Pay Directly

There is a one-time charge that you may pay upon either purchase or sale of Class A or Class C shares of the Fund. At purchase it is called an “initial sales load;” at sale, a “deferred sales load.” These charges provide compensation to GIS, the

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Fund’s principal underwriter, in connection with the sale of the Fund’s shares to you. They do not cover any fee your broker or agent may charge you for helping you buy shares in the Fund.

Expenses You Pay Through the Fund

The costs of managing and administering the Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, distribution (12b-1 fees) and shareholder servicing, custody, auditing, administrative and transfer agency expenses, and fees and expenses of Trustees.

Distribution Arrangements and Rule 12b-1 Fees

To compensate GIS for the services it provides and for the expenses it bears in connection with the distribution of Fund shares, the Class A, Class C, and Class K shares of the Fund make payments to GIS under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) of 0.25% on Class A shares, 1.00% on Class C shares, and 0.65% on Class K shares. Because Rule 12b-1 fees are paid out of the Fund’s Class A, Class C, and Class K assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales loads. For example, the higher Rule 12b-1 fees for Class C and Class K shares may cost you more over time than paying the initial sales load for Class A shares. All shareholders of Class A, Class C, and Class K shares share in the expense of Rule 12b-1 fees paid by the Fund; however, because these shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan.

In addition to payments under the Plan, the Fund reimburses GIS for payments GIS makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

RS Investments may perform certain services and incur certain expenses with respect to the promotion of Fund shares and the servicing of shareholder accounts, including payment of salaries and expenses for employees whose activities include the promotion of Fund shares and/or the servicing of shareholder accounts. GIS pays out of the amounts it receives from the Fund pursuant to the Plan any amounts payable with respect to expenses incurred by RS Investments, GIS, or third parties, with respect to the marketing, distribution, or promotion of the Fund or the servicing of shareholder accounts; provided, however, that if there is an inadequate amount under the Plan to make payments in full to third parties, RS Investments, and GIS, the amounts shall be applied first to pay in full any third party and then allocated between RS Investments and GIS by mutual agreement.

During some periods, fees paid under the Plan may be insufficient to pay GIS and RS Investments fully for their promotional expenses. In such cases, GIS and RS Investments will be paid to the extent of any excess of amounts received under the

Plan in future periods. Such payments will be allocated between GIS and RS Investments by mutual agreement.

Because the Fund pays distribution and other fees for the sale of its shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of the Fund are unavailable for purchase.

Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by GIS to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by GIS to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

GIS and its affiliates (including RS Investments), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority.

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If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by GIS and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Choosing a Share Class

You can choose from up to three share classes offered in this Prospectus when you purchase the Fund: Class A, Class C, or Class K, although Class K shares are available only to certain institutional investors or qualified retirement plans such as 401(k) plans.

The different share classes have different expense structures and eligibility requirements. You should choose the cost structure that best meets your needs for which you are eligible. Some factors to consider are the amount you plan to invest, the time period before you expect to sell your shares, and whether you might invest more money in the Fund in the future.

There is no initial sales load on Class A shares of the Fund. Class C shares also do not have initial sales loads, but you may pay a contingent deferred sales load if you sell your shares, and you will have higher ongoing operating expenses than you would with Class A shares.

The chart below summarizes the features of the different share classes. This chart is only a general summary, and you should read the description of the Fund’s expenses in the Fund Summary in this Prospectus. You should also consider the effects of any available sales loads waivers.

The minimum purchase amount may be waived by GIS (as distributor), RS Investments, or the Trust for specific investors or types of investors, including, without limitation, retirement plans, employees of RS Investments and its affiliates and their family members, and current and former Trustees of the Trust and their family members. The Trust or RS Investments may change or waive the minimum purchase amounts at any time, or from time to time, at its discretion.

RS Investments reserves the right to redeem shares in any account with a value of less than $2,000 due to shareholder redemptions. You will be allowed 60 days to make an additional investment to meet the minimum balance before the account is liquidated. The account balance minimum does not apply to IRAs or other retirement accounts, Coverdell Education Savings Accounts, Uniform Gifts/Transfers to Minors Act accounts, or Systematic Savings accounts.

Information about sales loads and sales load reductions and waivers is provided in the prospectus, which is available to you, free of charge, on RS Investments’ website at www.RSInvestments.com/prospectus.

Summary of Share Classes
	Minimum Initial/ Subsequent Purchase Amount		Maximum Purchase Amount	Maximum Initial Sales Charge (Load)	Maximum Contingent Deferred Sales Load[2]	Annual 12b-1 Fee
Class A Shares	$2,500/$100	[1]	None	None	None[3]	0.25%
Class C Shares	$2,500/$100	[1]	$1,000,000	None	1.00%, if shares are redeemed within 1 year of purchase	1.00%
Class K Shares	$1,000/None		None	None	None	0.65%
1	A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. The minimum initial and subsequent purchase amounts may be waived for investors purchasing shares through fee based advisory programs; however, such investors may be subject to different minimum initial and subsequent purchase amounts imposed by such programs. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.
2	The contingent deferred sales load is imposed on the original purchase price of the shares or the current value of the shares you are selling, whichever is less. Reinvested dividends and capital gains, and amounts attributable to capital appreciation of your shares, are not subject to the contingent deferred sales load.
3	A contingent deferred sales load of 1.00% applies if Class A share purchases of $1 million or more are sold within 18 months of purchase, subject to waivers described in the Statement of Additional Information. Certain distributions will not be subject to the contingent deferred sales load, such as the return of excess contributions, loans, and required minimum distributions under the Internal Revenue Code. Please see the Statement of Additional Information for details.

Class A Shares

Class A shares are subject to a 12b-1 fee. The 12b-1 fee associated with Class A shares is lower than the 12b-1 fees associated with Class C and Class K shares.

If you hold shares through a financial intermediary and you believe you qualify for a sales load waiver, please notify your financial intermediary prior to purchase. You will be required to show proof of your eligibility for a sales load waiver. It is possible that a financial intermediary may not be able to offer one or more of these categories of waivers. If this situation occurs, it is possible that you would need to invest directly through

RS Investments in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.

Class A share purchases are available without contingent deferred sales loads to:

•	RS Investments, GIS, Guardian Life, their subsidiaries, or any of their separate accounts;

•	present and retired directors, managers, officers, employees, general agents, and field representatives of RS Investments, GIS, Guardian Life, or their subsidiaries;

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•	present and retired directors, trustees, or officers of any open-end investment management company within the RS fund complex;

•	trustees or custodians of any employee benefit plan, IRA, Keogh plan, or trust established for the benefit of RS Investments, GIS, or Guardian Life employees and officers named previously;

•	present and retired directors, trustees, officers, partners, and employees of broker-dealer firms that have written sales agreements with RS Investments or GIS;

•	spouses, parents, siblings, children, and grandchildren of the individuals named above;

•	qualified retirement platforms and/or IRA platforms that have an agreement with GIS to offer shares at NAV;

•	direct rollovers into an RS Investment Trust IRA from a qualified retirement plan that is invested in RS Investment Trust;

•

any trust company or bank trust department, that has an agreement with GIS to offer shares at NAV, exercising discretionary investment authority and holding unallocated accounts in a fiduciary, agency, custodial, or similar capacity;

•	certain financial intermediaries such as broker-dealers, financial institutions, and registered investment advisers whose clients are investing via fee-based “wrap account” programs.

Eligibility for the sales load waivers above is subject to the policies, procedures, and trading functionality of the relevant financial intermediary. Accounts held through certain financial intermediaries may not be eligible.

Class C Shares

The sales load on Class C shares is deferred and will be charged if you redeem shares within one year of purchase. The contingent deferred sales load is 1.00% of the purchase or sale price of the shares, whichever is less.

Class C shares are subject to a 12b-1 fee (1.00%), which is greater than the 12b-1 fee associated with Class A shares (0.25%). Class C shares do not convert to another class of shares after a period of time. This means that even if the contingent deferred sales load is not applicable, you could pay more in 12b-1 fees over time than the contingent deferred sales load you may have paid if you had purchased Class A shares.

Class K Shares

Class K shares are offered only through employee benefits plans (except a SIMPLE IRA, SEP, or SARSEP plan). An “employee benefit plan” means any plan or arrangement, whether or not it is “qualified” under the Internal Revenue Code, under which Class K shares of the Fund are purchased by a fiduciary or administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans, or similar plans. The Fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.

The procedures for buying, selling, exchanging, and transferring other classes of shares and the special account features available to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class K shares.

Like Class C shares, Class K shares are subject to a 12b-1 fee (0.65%), which is greater than the 12b-1 fee associated with Class A shares (0.25%), and do not convert to another class of shares after a period of time. This means that you could pay more in 12b-1 fees over time than the contingent deferred sales load you may have paid if you had purchased Class A shares.

Information About Contingent Deferred Sales Loads

When you place an order to sell Class C shares (and, in some instances, Class A shares), any contingent deferred sales load will be deducted from the proceeds of the sale or you are deemed to have authorized us to redeem enough additional shares to cover the contingent deferred sales load. The contingent deferred sales load is imposed on the original purchase price of the shares or the current value of the shares you are selling, whichever is less. Reinvested dividends and capital gains and amounts attributable to capital appreciation of your shares are not subject to a sales load.

When you sell shares subject to a contingent deferred sales load, the contingent deferred sales load is calculated as if shares not subject to a sales load are sold first. This means that the sales load will be assessed at the lowest possible rate. You would first redeem the shares acquired through the reinvestment of dividends or capital gains distributions, which are not subject to a sales load. You would next sell the shares you have owned the longest because they are subject to the lowest sales load. For tax purposes, the amount of any contingent deferred sales load will reduce the capital gain you realize upon the sale of your shares, or increase your capital loss, as the case may be.

The contingent deferred sales load will not be assessed at the time of exchange if you are exchanging your shares for shares of the same class of another Fund within the Trust. The load is waived for a total or partial redemption within a year of the death or disability of the shareholder or to satisfy a mandatory minimum distribution from an IRA account upon turning 70 1/2 years old. If you are making an automatic withdrawal of proceeds, no contingent deferred sales load will be imposed, so long as you do not withdraw annually more than 12% of the account value as of the time when you set up the account plan.

How Shares Are Priced

The Fund calculates the NAV of each of its classes of shares by dividing the total value of the assets attributable to that class, less the liabilities attributable to that class, by the number of shares of that class that are outstanding. Shares are valued as of the close of regular trading on the NYSE (generally 4:00 p.m. eastern time) each day the NYSE is open. The Fund will not price its shares on days when the NYSE is closed. The Fund values its portfolio securities for which market quotations are readily available at market value. Such securities are valued at the last reported sales price on the principal exchange or market on which they are traded or, if there were no sales that day, at the mean between the closing bid and asked prices. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sales price. If the NASDAQ official closing price is not available for a security, that security will generally be valued using the last reported sales price or, if no sales are reported, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or

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less are valued at amortized cost, which approximates market value. Debt securities with more than 60 days to maturity for which quoted bid prices are readily available are valued by an independent pricing service at the bid price. Debt securities with more than 60 days to maturity for which quoted bid prices are not readily available will be valued by an independent pricing service at estimated market value using matrix pricing or such other valuation methodology as may be deemed reasonable by RS Investments. The Fund values securities and assets at their fair values when a market quotation is not readily available or may be unreliable, as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees. If the Fund’s assets are invested in one or more open-end management investment companies that are registered under the 1940 Act, the Fund’s NAV is calculated based upon the value of the securities held directly by the Fund and the NAVs of the registered open-end management investment companies in which the Fund invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing.

All assets and liabilities of the Fund denominated in foreign currencies are valued using the exchange rates quoted at the close of the NYSE. Fluctuations in the values of such currencies in relation to the U.S. dollar will affect the NAV of the Fund’s shares even if there has not been any change in the values of such securities as quoted in such foreign currencies. Because certain of the securities in which the Fund may invest may trade on days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem their shares.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the NAV are computed as of such times. Events affecting the values of those securities may occur between such times and the close of the NYSE and therefore may not be reflected in the computation of the NAV. The Fund may determine the fair value of those securities in accordance with pricing guidelines and procedures adopted by the Trust’s Board of Trustees. If there has been a movement in the U.S. markets that exceeds a specified threshold, the values of the Fund’s investments in foreign equity securities generally will be determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. The fair value of one or more of the securities in the portfolio which is used to determine the Fund’s NAV could be different from the actual value at which those securities could be sold in the market. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

Fair value pricing may also be used for other securities when their prices become stale due to lack of trading activity or are determined for other reasons not to reflect their fair values accurately.

To seek to maintain a NAV of $1.00 per share, the Fund has chosen to value its portfolio on the basis of amortized cost unless it is determined that this does not represent fair value.

How to Purchase Shares

The Fund is intended as a long-term investment vehicle and is not intended for short-term trading. Please refer to “Frequent Purchases and Redemptions” on page 15 for more information.

To buy shares of the Fund, you will need:

•	payment for the purchase where applicable,

•	instructions for your investment, and

•	a properly completed Trust application.

Your first purchase must be made through registered representatives of broker-dealer firms that are authorized to sell the Fund or other institutions that are authorized to sell the Fund.

A registered representative is an employee of a broker-dealer, who acts as an account executive for clients. Registered representatives provide advice on which securities to buy or sell and often receive a percentage of the commission income generated as a result.

GIS may from time to time, at its own expense, compensate registered representatives, certain dealers whose registered representatives have sold or are expected to sell substantial amounts of the Fund, and other financial institutions for administrative and/or marketing services. Broker-dealers may impose a transaction fee (also called a “processing” or “service” fee) for purchases or sales of Fund shares. This fee is in addition to the sales load and other charges imposed by the Fund, as described in this Prospectus.

You can make follow-up purchases in some cases through your broker or agent (who may charge for this) or directly through our transfer agent, Boston Financial Data Services (“BFDS”) (800-766-3863).

You may make your follow-up investments through BFDS by mail, online, by wire transfer, or by telephone as described below and on the following page. All purchases must be made in U.S. dollars.

•

By Mail If you wish to make a purchase by mail, please send us your request in writing, along with a check from your bank account, made payable to RS Investment Trust. Checks should be drawn on banks located in the United States. (Starter or counter checks will not be accepted.) In general, third-party checks, money orders, credit card checks, and travelers’ checks will not be accepted as payment for purchases. In addition, bank checks (e.g., cashier’s checks, bank drafts, official checks, and teller checks) for amounts less than $10,000 will not be accepted. If your purchase of shares is canceled due to nonpayment or because a check does not clear, you will be held responsible for any loss incurred by the Fund or BFDS. The Fund can redeem shares to reimburse itself or BFDS for any such loss. RS Investments and the Fund reserve the right to reject any purchase order and to suspend the offering of the Fund’s shares. A fee may be charged for bounced checks, stop payment orders, and similar items.

•

Online If you have an existing account, you can place an order with us over the Internet at www.RSinvestments.com. Internet purchases have the same minimum purchase amount requirements as other purchase options, but are subject to a

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maximum of $49,999. For you to use this service, your bank must be a member of the Automated Clearing House. Also, you must have completed the appropriate section of your RS Investment Trust application. The funds will automatically be deducted from the bank account you have specified to us. The share price for an Internet order will be the public offering price next determined after funds are received (normally within two business days of the order).

•

By Wire You can make a purchase by wire transfer through any bank that is a member of the Automated Clearing House. A fee may be charged for this service both by us and by the bank. The wire purchase must be sent to the following bank account:

State Street Bank and Trust Company

ABA Routing Number 0110-000-28

Boston, MA 02101

Attention: RS Investments A/C 9904-713-6

Name of your RS Fund:

Account of: [your name]

Your shareholder account number:

The share price for a wire order will be the public offering price next determined after receipt of the funds. All purchases for SIMPLE IRAs administered by State Street Bank and Trust Company are made through payroll deduction or employer contribution.

•

By Telephone You or your registered representative can place an order with us by phone by calling 800-766-3863 between 9:00 a.m. and 6:00 p.m. eastern time on any business day. Requests received after 4 p.m. eastern time on any business day will be processed on the next business day. For you to use this service, your bank must be a member of the Automated Clearing House. Also, you must have completed the appropriate section of your RS Investment Trust application. The funds will automatically be deducted from the bank account you have specified to us. The share price for a telephone order will be the public offering price next determined after funds are received (normally within two business days of the call). Purchases by telephone are subject to a maximum purchase amount of up to 100% of your current account value.

We have authorized several broker-dealers and other institutions to receive purchase requests for Fund shares. In order for your purchase to be based on the Fund’s next determined NAV, the authorized broker-dealer or other institution must receive your request before the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) and the broker-dealer or other institution must subsequently communicate the request properly to the Fund.

Other Information About Purchasing Shares

The Trust or RS Investments may at its discretion impose limitations on the sale of shares of the Fund at any time and may waive or eliminate any limitation at any time without notice. Contact RS Investments for more information.

All purchases of the Fund’s shares are subject to acceptance by the Fund and are not binding until accepted and shares are issued. Failure to specify the Fund and account information may delay processing of purchases. Purchases of Fund shares are made at a price based on the NAV next determined after the purchase is accepted. (See “How Shares Are Priced” on page 10.) However, orders received by certain retirement plans and other financial institutions on a business day prior to the close of regular trading on the NYSE and communicated to BFDS after that business day’s close of regular trading may be effected nevertheless at a price based on the NAV determined for that business day. Please initiate any wire transfer early in the morning to ensure that the wire is received by the Fund before the close of the NYSE, normally 4:00 p.m. eastern time. No share certificates will be issued in connection with the sale of Fund shares.

The Trust reserves the right, at its discretion for any reason or for no reason, to reject any investor or any purchase, in whole or in part (including, without limitation, purchases by persons whose trading activity in Fund shares the Trust or RS Investments believes in its sole judgment could be harmful to the Fund or is excessively frequent), and to suspend the offering of its shares for any period of time. The Trust may decide to restrict purchase and sale activity in Fund shares based on various factors, including, without limitation, whether frequent purchase and sale activity may disrupt portfolio management strategies or adversely affect Fund performance. There can be no assurance that the Trust or RS Investments will identify all frequent purchase and sale activity affecting the Fund. See “Frequent Purchases and Redemptions” on page 15.

The Fund, RS Investments, or GIS, the Fund’s distributor, may at their discretion make payments for shareholder servicing, subaccounting, and other services to any intermediary through whom investors buy or hold shares in the Fund.

The Fund’s shares will likely continue to be offered for sale even if the investment team for the Fund holds a negative outlook at the time for the Fund’s investment style or asset class.

How to Sell Shares

Fund share prices fluctuate from day to day, so when you decide to sell your shares, their value may be higher or lower than when you bought them. The share price you receive will be the NAV next determined after we receive your completed request to sell in good order. If you are selling Class A or Class C shares, any contingent deferred sales load will be deducted from the proceeds of the sale or you are deemed to have authorized us to sell additional shares to cover the charge.

You can arrange to sell your shares in writing, over the telephone, over the Internet, or through a broker-dealer. You can also arrange to receive the proceeds of the sale by wire. You can write checks against Class A shares of the Fund.

Normally, we will send payment within three business days from when we receive your request to sell; and in any event, we will make payment within seven days after we receive your request to sell.

The Fund may refuse to redeem shares or may postpone payment of proceeds during any period when:

•	trading on the NYSE is restricted;

•	the NYSE is closed for other than weekends and holidays;

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YOUR INVESTMENT

•	an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its NAV, as permitted by the Securities and Exchange Commission or applicable law; or

•	permitted by the Securities and Exchange Commission.

In addition, we may delay sending sales proceeds until payment for recent purchases has cleared. This could take up to 15 days from the purchase date.

While redemptions will generally be made in cash, under certain circumstances they may be made entirely or partly in readily marketable securities or other non-cash assets. This could happen if RS Investments determines that orderly liquidation of the Fund’s securities is impractical or if cash payment would adversely affect the remaining shareholders.

During any 90-day period, the Trust will pay in cash all requests to redeem shares by any one shareholder up to the lesser of $250,000 and 1.00% of the value of the Fund’s net assets at the beginning of the period. If redemptions by any shareholder of the Fund exceed this limitation, the Trust reserves the right to redeem the excess amount in whole or in part in securities or other assets. If shares are redeemed in this manner, the redeeming shareholder typically will incur brokerage and other costs in converting the securities to cash.

You may redeem your shares, or sell your shares back to the Fund, on any business day when the NYSE is open, by any of the following procedures.

•	By Mail If you wish, you can send us a written request to sell your shares.

If you are sending your request to sell shares by regular U.S. mail, use the following address:

Boston Financial Data Services

[name of your RS Fund]

P.O. Box 219717

Kansas City, MO 64121-9717

If you are using registered, certified, or express mail, use the following address:

Boston Financial Data Services

[name of your RS Fund]

330 West 9th Street, First Floor

Kansas City, MO 64105-1514

For SIMPLE IRAs of which State Street Bank and Trust Company is custodian:

Regular U.S. mail:

Guardian Investor Services LLC-SIMPLE IRA Administration

c/o Defined Contribution Services

P.O. Box 8397

Boston, MA 02266

Certified, registered, or overnight mail:

Guardian Investor Services LLC

c/o BFDS-Defined Contribution Services

30 Dan Road

Canton, MA 02021

For qualified plans administered by ExpertPlan, Inc.:

Regular U.S. mail:

MCB Trust Services

Attn: TPA #000111

P.O. Box 46546

Denver, CO 80201

Certified, registered, or overnight mail:

MCB Trust Services

Attn: TPA #000111

700 17th Street

Suite 300

Denver, CO 80202

Written orders will not be deemed received in good order until they have been delivered to the appropriate street address above, which may not be on the same business day that an order is delivered by regular mail to a P.O. box. The specific requirements for good order depend on the type of account and transaction and the method of redemption; contact RS Investments if you have questions about your particular circumstances. If you want to ensure that your order is processed on a particular day, you should submit your order by registered, certified or express mail to the appropriate street address listed above or by telephone or online.

Under certain circumstances, your written request must be accompanied by a signature guarantee in the form approved by the Securities Transfer Association. A signature guarantee may be obtained from most banks, credit unions, or other financial institutions and from most broker-dealer firms. A signature guarantee cannot be obtained from a notary public. In addition, you may be required to furnish additional documents for sales of shares of a corporation, a partnership, an agent or fiduciary, or a surviving joint owner. Please contact BFDS for details.

Generally, you will need a signature guarantee if the shareholder is not a natural person, the proceeds are to be made payable to someone other than the account holder, the proceeds are to be mailed to an address other than that specified on your account records, you recently changed your account records to show a different address, or your request is made in writing (for SIMPLE IRAs administered by State Street Bank and Trust Company).

•

By Telephone To redeem shares you may call 800-766-3863 between 9:00 a.m. and 6:00 p.m. eastern time on any business day. Participants in SIMPLE IRAs with State Street Bank and Trust Company as custodian may call 866-727-7675. Participants in qualified retirement plans administered though ExpertPlan, Inc. may call 866-468-4015. Requests received after 4:00 p.m. eastern time on any business day will be processed on the next business day.

You will automatically be authorized to sell shares by telephone unless you indicate otherwise on your application. If you did not have this privilege previously and would like to add it later, you can do so by providing us with the appropriate authorization on your Shareholder Privilege form. If the sale proceeds will be sent to the name and address in our records, you may sell shares by phone simply by calling us unless the address of record was recently changed. Participants in

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SIMPLE IRAs with State Street Bank and Trust Company as custodian will automatically have this privilege unless their employer elects otherwise.

You may give up some security if you accept the telephone selling privilege. Over the phone, we require specific information about your account, as well as other identifying information. We will accept a sales request from any caller who can provide this information. You risk possible loss if someone gives us unauthorized or fraudulent instructions for your account. If we follow reasonable security procedures, we are not responsible if such a loss occurs.

We have the right to change or withdraw the telephone selling privilege at any time upon seven days’ notice to shareholders.

•

Online To redeem shares for less than $50,000, you may use our website, www.RSinvestments.com. Participants in SIMPLE IRAs with State Street Bank and Trust Company as custodian may use http://www.guardianlife.com/Manage YourAccount/index.htm. Participants in a qualified plan administered through ExpertPlan, Inc. may use www.expertplan.com/gis401k.jsp. Requests received after 4:00 p.m. eastern time on any business day will be processed on the next business day. The price per share you receive will be the next price calculated after we receive your Internet sale order. You will automatically be authorized to sell shares via the Internet, unless you indicate otherwise on your application. If you did not have this privilege previously and would like to add it later, you can do so by providing us with the appropriate authorization on your Shareholder Privilege form. Participants in SIMPLE IRAs with State Street Bank and Trust Company as custodian will automatically have this privilege unless their employer elects otherwise.

•

By Wire We can wire proceeds to your bank account if you fill out the authorization on our application or a Shareholder Privilege form (with signature guarantees). Your bank must be a member of the Automated Clearing House. Any fees for this service will be deducted from the proceeds. Currently, there is a $9 wire service fee.

•

Using RS Money Market Fund Checks If you hold Class A shares in the Fund, you can redeem your Class A shares by writing checks against your Fund account. We redeem shares to cover the amount of your check on the day the check is presented for payment. You will continue to receive dividends on those shares until that time. We do not charge a fee for check writing.

We will not honor checks that exceed the balance in your Fund account and will return them marked “insufficient funds.” Checks are subject to a minimum of $250 per check. Because the value of your shares may fluctuate and interest may accrue daily, we advise against attempting to close out an account by writing a check. If your shares are part of a qualified retirement plan account or an IRA, you will not have check writing privileges. We have the right to withdraw or charge for check writing privileges at any time.

•	Autosell The Autosell option allows you to redeem shares from your RS Fund accounts and to have the proceeds sent directly to your checking account. If you have established the

Autosell option, you may redeem shares by calling BFDS at 800-766-3863 and instructing it as to the dollar amount or number of shares you wish to redeem. The proceeds will automatically be sent to your bank through the Automated Clearing House system. RS Investments does not charge a fee for this option. If you did not establish this option at the time you opened your account, you need to send a written request, signed by you and any other owners of the account exactly as your names appear in BFDS’s records, along with a voided check to BFDS at P.O. Box 219717, Kansas City, MO 64121-9717.

We have authorized several broker-dealers and other institutions to receive requests to sell shares. In order for your request to sell shares to be processed at the Fund’s next determined NAV, the authorized broker-dealer or other institution must receive your request before the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) and the broker-dealer or other institution must subsequently communicate the request properly to the Fund.

Reinstatement Privilege

If you redeem Fund shares, you are allowed to reinvest as much as the redemption amount at NAV. Shareholders who wish to reinstate Class C shares will receive pro rata credit for any contingent deferred sales load paid in connection with the redemption of those shares. You must contact BFDS to do this. The reinstatement privilege can be used by a shareholder only once, and the reinvestment must be effected within 30 days of the redemption date. Reinstatement may affect the taxable gain or loss you realized when you sold your shares.

This privilege does not apply to SIMPLE IRAs administered through State Street Bank and Trust Company.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. If your shares are held through a financial intermediary and you wish to exercise your reinstatement privilege, please contact your financial intermediary.

Exchanges

Shares of any class of the Fund may be exchanged for shares of the same class of another RS Fund provided that the RS Fund is accepting additional investments and the shareholder is otherwise eligible to invest in such Fund. Exchanges of shares will be made at their relative NAVs. You will not have to pay an initial sales load except when Class A shares of the Fund are exchanged for Class A shares of other RS Funds in the Trust. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required and the shareholder is a resident of a state in which shares of the RS Fund in question are qualified for sale and the shareholder qualifies to purchase shares of that RS Fund. Shareholders who received Class C shares of the Fund in connection with the reorganization of a series of The Park Avenue Portfolio into a series of the Trust may exchange such Class C shares for Class A shares of an RS Fund that does not offer Class C shares, as applicable, until such time as the RS Fund offers Class C shares. Shareholders will not be required to pay any initial or deferred sales loads in connection with exchanges made pursuant to the prior sentence or later sales of Class A shares received pursuant to such exchanges.

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If you sell your shares at any point after an exchange, any contingent deferred sales load will be calculated from the date of the initial purchase, not the date of exchange.

You can request an exchange by mail, by telephone, via the Internet, or through your registered representative, as you would with any purchase or sale (brokers may charge for this). You will automatically have telephone and Internet sale privileges unless you decline the privilege in the appropriate section of our application. The minimum telephone or Internet exchange is $100, and Internet exchanges must be less than $1 million. Telephone and Internet exchanges have the same security rules as telephone and Internet withdrawals. Participants in SIMPLE IRAs with State Street Bank and Trust Company as custodian will automatically have these privileges unless their employer elects otherwise. The minimum telephone exchange is waived for SIMPLE IRA participants.

Exchanges are subject to the limitations on frequent and short-term trading described in “Frequent Purchases and Redemptions” below.

Exchange privileges may be terminated, modified, or suspended by a Fund upon 60 days’ prior notice to shareholders.

Frequent Purchases and Redemptions

Excessive trading can hurt the Fund’s performance, operations, and shareholders. Excessive trading may disrupt portfolio management of the Fund and create transaction and other administrative costs that are borne by all shareholders. The Board of Trustees has adopted policies and procedures with respect to frequent purchases, redemptions, and exchanges of Fund shares by their shareholders. The Fund discourages, and will not seek to accommodate, frequent purchases, redemptions, or exchanges of its shares to the extent that the Trust believes that such trading is harmful to the Fund’s shareholders, although the Fund will not necessarily be able to prevent all such frequent trading in its shares. The Trust has implemented a “zero-tolerance” policy with respect to identified market-timing activity in the Fund. The Trust may limit the number of exchanges that an investor may make.

The Trust reserves the right, at its discretion for any reason or for no reason, to reject any investor, or any purchase, in whole or in part (including, without limitation, purchases by persons whose trading activity in Fund shares the Trust or RS Investments believes in its sole judgment could be harmful to the Fund or is excessively frequent). Any persons that the Trust or RS Investments believes may be engaged in activity harmful to the Fund or its shareholders, may be restricted for a period of time as determined by the Trust or RS Investments from investing in the Fund. Persons that the Trust or RS Investments believes may be engaged in activity harmful to the Fund or its shareholders, may, at RS Investments’ or the Trust’s sole discretion, be restricted for any period, or permanently, from investing in the Fund. Any such restriction may be imposed regardless of your intent in effecting any transaction or otherwise engaging in any activity that may have caused your account to be restricted. Purchases and redemptions made through the Fund’s automatic investment plan or systematic withdrawal plan or similar automated plans generally are not subject to short-term or frequent-trading restrictions.

The ability of the Trust and RS Investments to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based-program sponsor maintains the record of the Fund’s underlying beneficial owners. The Trust or RS Investments may take any steps they consider appropriate with respect to frequent trading in omnibus accounts, which may, but will not necessarily, include closing the omnibus account. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. There can be no assurance that the Trust or RS Investments will identify all harmful purchase or redemption activity, or market-timing or similar activities, affecting the Fund or that the Trust or RS Investments will be successful in limiting such activities.

Mutual funds that invest in foreign securities traded in markets that close before the NYSE may be the subject of frequent-trading or market-timing activity intended to take advantage of changes in market prices between the times when those markets close and the close of the NYSE. The Fund employs fair valuation procedures intended to reduce that risk.

Special Purchase and Sale Plans

Special purchase and sale plans we offer for the Fund are briefly described below. If you would like more information about them, please call us at 800-766-3863. We reserve the right to modify, end, or charge for these plans at any time. These programs do not ensure a profit or prevent any loss in your Fund investment.

•

Automatic Investment Plan If you participate in this plan, we will automatically withdraw a specified amount from your bank account for investment in the Fund. You must make an initial investment of at least $50 in the Fund. Thereafter, the minimum investment is $100 in the Fund. You must invest at least $1,000 in the Fund in each 12-month period. To participate you must complete the appropriate section of your application or Shareholder Privilege form. Also, your bank must be a member of the Automated Clearing House. You can opt out of the plan at any time by notifying us, but it may take up to 15 days for us to stop withdrawals from your account. If at any time there are insufficient funds in your account to cover the withdrawal, we will terminate the plan.

•

Automatic Withdrawal Plan If you own at least $1,000 worth of shares in the Fund, you can arrange to withdraw a specific amount monthly, quarterly, semiannually, or annually. The minimum withdrawal is $100. These minimums do not apply to SIMPLE IRAs administered by State Street Bank and Trust Company or Expert-Plan, Inc. You may establish the automatic withdrawal privilege over the telephone or the Internet only if the proceeds will be paid directly to the name and address in our records. For payment to a bank account, the bank account must have the same name and address as in our records. Simply submit your request for withdrawals to be deposited in your bank account in writing (no signature guarantee required), along with a voided check or bank deposit

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YOUR INVESTMENT

ticket. To pay another party or mail the proceeds to an address other than the address in our records, a signature-guaranteed written request or Shareholder Privilege form is required. You must apply at least 30 days before the first payment date. To end withdrawals, give us notice at any time. Please note that taxable gains or losses may be realized when shares are automatically withdrawn.

If you are making an automatic withdrawal of proceeds of shares, no contingent deferred sales load will be imposed, so long as you do not withdraw annually more than 12% of the account value as of the time when you set up the account plan.

It may not be advantageous to buy additional shares at the same time that you are making automatic withdrawals because of tax liabilities and sales loads. Any charges made by BFDS to operate an automatic withdrawal plan will be assessed against your accounts when each withdrawal is made.

•

Dollar Cost Averaging You can arrange to have amounts of $100 or more automatically exchanged among the Fund and other RS Funds on a monthly or quarterly basis. Shares must be of the same class and (1) you must meet the minimum balance requirement of both the originating and receiving RS Funds or (2) you must have a balance in the originating RS Fund of at least twice the minimum balance required. This type of periodic investing does not guarantee a profit or protect you against loss in a declining market. Dollar cost averaging transactions are subject to the same rules and considerations as other exchanges, including tax consequences.

USA Patriot Act

To help the government fight the funding of terrorism and money-laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account directly with the Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation. If the Trust is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their NAVs at the time of the redemption.

Dividends and Distributions

The Fund declares dividends from net investment income daily and distributes these dividends to shareholders once per month.

The Fund intends to distribute substantially all net investment income to shareholders at least once a year. In addition, the Fund distributes its short-term gains monthly and is not expected to realize long-term capital gains.

You may choose either of the following distribution options:

•	reinvest your distributions in additional shares of the Fund; or

•	receive your distributions in cash.

All distributions will be automatically reinvested in Fund shares unless you request cash payment with at least 10 days’ prior notice to BFDS.

Taxes

Qualification as a Regulated Investment Company

The Fund has elected and intends to qualify and be treated each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, and to meet all requirements that are necessary for it to be relieved of federal income taxes on income and gains it distributes to shareholders and to avoid the imposition of excise taxes. If the Fund were to fail to qualify as a regulated investment company, corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders would result. The Fund generally will distribute substantially all of its net income and net short-term and long-term capital gains on a current basis. The Fund intends to make distributions sufficient to avoid imposition of an excise tax, although from time to time the Fund may choose to pay an excise tax where the cost of making the required distribution exceeds the amount of the tax.

Taxes on Dividends and Distributions

(The following summary does not apply to qualified retirement accounts (because tax is deferred until you withdraw your money) or tax-exempt investors.) For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have held Fund shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly reported by the Fund as capital gains dividends will be treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates. The Fund does not expect to distribute capital gain dividends. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and the tax status of distributions paid to you by the Fund for the preceding year.

Effective for taxable years beginning on or after January 1, 2013, the Internal Revenue Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and certain trusts and estates under similar rules. Net investment income generally includes for this purpose dividends paid by the Fund and net capital gains recognized on the sale or exchange of shares of the Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

Taxes When You Sell or Exchange Your Shares

Any gains resulting from the sale or exchange of your shares in the Fund (including an exchange for shares of another RS Fund) will also generally be subject to federal income tax as capital gains. Shares held by you for more than one year will be taxable as long-term capital gains described above. Shares held for less than one year will be taxable as short-term capital gains.

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Other Investments

The Fund’s investments (if any) in certain debt obligations may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

The Fund’s investments (if any) in ETFs could affect the amount, timing and character of distributions from the Fund, and therefore, may increase the amount of taxes payable by its shareholders.

Consult Your Tax Adviser About Other Possible Tax Consequences

This is a summary of certain federal tax consequences of investing in the Fund. You should consult your tax adviser for more information on your own tax situation, including possible foreign, state, and local taxes.

Disclosure of Portfolio Holdings

The Fund has established a policy with respect to the disclosure of Fund portfolio holdings. A description of this policy is provided in the Statement of Additional Information (which may be obtained as described on the back cover of this Prospectus). In addition, by clicking on “Portfolio Holdings” and “Statistical Summaries” under the heading “Communications” on RS Investments’ website, the following information is or will be generally available to you:

Information	Available on Website No Earlier Than
The Fund’s top 10 securities holdings and other portfolio statistics (which may include statistical summaries of the Fund’s portfolio holdings and commentaries by the Fund’s investment team that disclose the identity of a single or small number of specific securities held by the Fund) as of each quarter’s end	10 days after quarter-end
The Fund’s holdings as of each quarter’s end	30 days after quarter-end

In addition, the Fund’s complete monthly portfolio holdings are generally available to you within 5 business days after the end of the month on RS Investments’ website by clicking on www.rsinvestments.com/InvestmentProducts/ MutualFunds/FixedIncome/RSMoneyMarketFund-Communications.htm.

The Fund or RS Investments may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

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FINANCIAL HIGHLIGHTS

The “Financial Highlights” table below is intended to help you understand the Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. “Total Return” in the table represents the rate at which an investor would have made or lost money in an investment in the Fund (assuming the reinvestment of all distributions).

The financial highlights for the Fund have been audited by the Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders, which is available on request, or online at RSinvestments.com.

Financial Highlights
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)		Total Operations		Distributions From Net Investment Income		Distributions From Net Realized Capital Gains	Total Distributions
RS Money Market Fund (Class A):
Year ended 12/31/2012	$1.00	$—	[3]	$—		$—	[3]	$—	[3]	$—	$—	[3]
Year ended 12/31/2011	1.00	—	[3]	—		—	[3]	—	[3]	—	—	[3]
Year ended 12/31/2010	1.00	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Year ended 12/31/2009	1.00	—	[3]	—		—	[3]	—	[3]	—	—	[3]
Year ended 12/31/2008	1.00	0.018		—		0.018		(0.018)		—	(0.018)
RS Money Market Fund (Class C):
Year ended 12/31/2012	$1.00	$—	[3]	$—		$—	[3]	$—	[3]	$—	$—	[3]
Year ended 12/31/2011	1.00	—	[3]	—		—	[3]	—	[3]	—	—	[3]
Year ended 12/31/2010	1.00	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Year ended 12/31/2009	1.00	—	[3]	—		—	[3]	—	[3]	—	—	[3]
Year ended 12/31/2008	1.00	0.011		—		0.011		(0.011)		—	(0.011)
RS Money Market Fund (Class K):
Year ended 12/31/2012	$1.00	$—	[3]	$—		$—	[3]	$—	[3]	$—	$—	[3]
Year ended 12/31/2011	1.00	—	[3]	—		—	[3]	—	[3]	—	—	[3]
Year ended 12/31/2010	1.00	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Year ended 12/31/2009	1.00	—	[3]	—		—	[3]	—	[3]	—	—	[3]
Year ended 12/31/2008	1.00	0.014		—		0.014		(0.014)		—	(0.014)

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FINANCIAL HIGHLIGHTS

Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[2]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[2]	Gross Ratio of Net Investment Income/(Loss) to Average Net Assets

$1.00	0.01%	$428,044	0.11%[5]	0.82%	0.01%[5]	(0.70)%
1.00	0.02%	434,192	0.13%[5]	0.82%	0.01%[5]	(0.68)%
1.00	0.02%	432,945	0.19%[5]	0.84%	0.02%[5]	(0.63)%
1.00	0.05%	461,792	0.33%[5]	0.84%	0.05%[5]	(0.46)%
1.00	1.82%[4]	510,931	0.75%	0.86%	1.79%	1.68%

$1.00	0.01%	$1,992	0.11%[5]	1.52%	0.01%[5]	(1.40)%
1.00	0.02%	8,957	0.11%[5]	1.94%	0.01%[5]	(1.82)%
1.00	0.02%	2,165	0.19%[5]	1.71%	0.02%[5]	(1.50)%
1.00	0.05%	2,194	0.34%[5]	1.69%	0.05%[5]	(1.30)%
1.00	1.08%[4]	7,950	1.48%[5]	1.69%	1.09%[5]	0.88%

$1.00	0.01%	$22,053	0.11%[5]	1.32%	0.01%[5]	(1.20)%
1.00	0.01%	23,779	0.13%[5]	1.36%	0.01%[5]	(1.22)%
1.00	0.02%	25,350	0.19%[5]	1.40%	0.02%[5]	(1.19)%
1.00	0.05%	25,510	0.32%[5]	1.45%	0.05%[5]	(1.08)%
1.00	1.42%[4]	22,970	1.14%[5]	1.26%	1.32%[5]	1.20%

Distributions reflect actual per-share amounts distributed for the period.

1	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.
2	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitation, and exclude the effect of custody credits, if applicable.
3	Rounds to $0.000 per share.
4	Without the effect of the voluntary contribution by the distributor, the total return would have been 1.78%, 1.04%, and 1.38% for Class A, Class C, and Class K, respectively.
5	Includes additional waivers to maintain a minimum yield threshold.

www.RSinvestments.com	19

388 Market Street  San Francisco,  CA 94111

www.RSinvestments.com	800-766-3863

Additional Information

The Trust’s Statement of Additional Information (“SAI”), dated May 1, 2013, as revised from time to time, and the Fund’s annual and semiannual reports to shareholders contain additional information about the Fund. The Trust’s SAI is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes. The financial statements included in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2012 are incorporated by reference into this Prospectus. The annual report to shareholders discusses the market conditions and the investment strategies that significantly affected the Fund’s performance during its past fiscal year. If more than one member of a household owns shares of the Fund, only one copy of each shareholder report and prospectus will be mailed to that address unless you instruct us otherwise. You may obtain free copies of these materials, request other information about the Fund, or make shareholder inquiries by writing to the Trust at the address at the top of this page or by calling 800-766-3863. Some of the information described herein, including the SAI, annual and semiannual reports to shareholders (when available), and periodic disclosure of portfolio holdings, are available, free of charge, on RS Investments’ website at www.rsinvestments.com/Communications.htm.

The Trust and RS Investments have adopted a code of ethics, which, under certain circumstances, permits personnel subject to the code to invest in securities that may be purchased or held by the Fund. The code of ethics of the Trust and RS Investments is filed as an exhibit to the Trust’s registration statement. You may review and copy information about the Trust, including the SAI, the code of ethics and the annual and semiannual reports to shareholders, at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. You may call the Commission at 202-551-8090 for information about the operation of the Public Reference Room. The Commission maintains a website at www.sec.gov, which contains reports and other information about the Fund on the EDGAR database. You may also obtain copies of these materials, including the code of ethics, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, DC 20549-1520. You may need to refer to the Trust’s file number under the Investment Company Act of 1940, which is 811-05159.

Investment Company Act File No. 811-05159

EB 010163 (5/13)

STATEMENT OF ADDITIONAL INFORMATION

RS INVESTMENT TRUST

CLASS A SHARES

CLASS C SHARES

CLASS K SHARES

CLASS Y SHARES

Value	International

RS Partners Fund

(Class A: RSPFX; Class K: RSPKX; Class Y: RSPYX)

RS Value Fund

(Class A: RSVAX; Class C: RVACX; Class K: RSVKX; Class Y: RSVYX)

RS Large Cap Alpha Fund

(Class A: GPAFX; Class C: RCOCX; Class K: RCEKX; Class Y: RCEYX)

RS Investors Fund

(Class A: RSINX; Class C: RIVCX; Class K: RSIKX;

Class Y: RSIYX)

RS Global Natural Resources Fund

(Class A: RSNRX; Class C: RGNCX; Class K: RSNKX; Class Y: RSNYX)

Growth

RS Small Cap Growth Fund

(Class A: RSEGX; Class C: REGWX; Class K: RSEKX;

Class Y: RSYEX)

RS Select Growth Fund

(Class A: RSDGX; Class C: RSGFX; Class K: RSDKX;

Class Y: RSSYX)

RS Mid Cap Growth Fund

(Class A: RSMOX; Class C: RMOCX; Class K: RSMKX;

Class Y: RMOYX)

RS Growth Fund

(Class A: RSGRX; Class C: RGWCX; Class K: RSGKX;

Class Y: RGRYX)

RS Technology Fund

(Class A: RSIFX; Class C: RINCX; Class K: RIFKX;

Class Y: RIFYX)

RS Small Cap Equity Fund

(Class A: GPSCX; Class C: RSCCX; Class K: RSCKX; Class Y: RSCYX)

RS International Growth Fund

(Class A: GUBGX; Class C: RIGCX; Class K: RIGKX; Class Y: RSIGX)

RS Emerging Markets Fund

(Class A: GBEMX; Class C: REMGX; Class K: REMKX; Class Y: RSENX)

RS Global Growth Fund

(Class A: RSGGX; Class C: RGGCX; Class K: RGGKX; Class Y: RGGYX)

RS China Fund (formerly “RS Greater China Fund”)

(Class A: RSCHX; Class C: RCHCX; Class K: RCHKX; Class Y: RCHYX)

Fixed Income

RS Investment Quality Bond Fund

(Class A: GUIQX; Class C: RIQCX; Class K: RIQKX; Class Y: RSQYX)

RS Low Duration Bond Fund

(Class A: RLDAX; Class C: RLDCX; Class K: RLDKX; Class Y: RSDYX)

RS High Yield Fund

(Class A: GUHYX; Class C: RHYCX; Class K: RHYKX; Class Y: RSYYX)

RS Tax-Exempt Fund

(Class A: GUTEX; Class C: RETCX; Class Y: RSTYX)

RS High Income Municipal Bond Fund

(Class A: RSHMX; Class C: RSHCX; Class Y: RHMYX)

RS Floating Rate Fund

(Class A: RSFLX; Class C: RSFCX; Class K: RSFKX;

Class Y: RSFYX)

RS Strategic Income Fund

(Class A: RSIAX; Class C: RSICX; Class K: RINKX;

Class Y: RSRYX)

RS Money Market Fund

(Class A: GCMXX; Class C: RMCXX; Class K: RMKXX)

May 1, 2013

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectuses (collectively, the “Prospectus”) of each of the series of RS Investment Trust (the “Trust”) set forth above (each a “Fund” and, collectively, the “Funds”) dated May 1, 2013, as they may be revised from time to time. A copy of the Prospectus can be obtained without charge upon request made to RS Investments, 388 Market Street, Suite 1700, San Francisco, California, 94111, telephone 1-800-766-3863.

Certain disclosure relating to the Funds has been incorporated by reference into this SAI from the Funds’ annual reports to shareholders. For a free copy of any of the foregoing annual reports, please call 1-800-766-3863.

TRUST INFORMATION

Trust History

RS Investment Trust (“Robertson Stephens Investment Trust” until 1999) was organized on May 11, 1987, under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a “Massachusetts business trust.” A copy of the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), which is governed by Massachusetts law, is on file with the Secretary of the Commonwealth of Massachusetts.

Fund Classification

The Trust currently offers twenty-three series of shares of beneficial interest, all of which are identified on the cover and discussed in this SAI, each with separate investment objectives and policies. Each Fund is an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Funds other than RS Investors Fund is also a “diversified” investment company under the 1940 Act. This means that, with respect to 75% of a Fund’s total assets, the Fund may not invest in securities of any issuer if, immediately after such investment, (i) more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of that issuer or (ii) more than 10% of the outstanding voting securities of the issuer would be held by the Fund (this limitation does not apply to investments in U.S. Government securities). A Fund is not subject to this limitation with respect to the remaining 25% of its total assets.

RS Investors Fund is a non-diversified investment company and so may invest its assets in a more limited number of issuers than many other investment companies.

Under the United States Internal Revenue Code of 1986, as amended (the “Code”), to qualify as a regulated investment company, a fund (including a non-diversified investment company), must meet certain diversification requirements as determined at the close of each quarter of each taxable year. For instance, no more than 25% of a fund’s assets can be invested in the securities of any one issuer other than U.S. Government securities and securities of other regulated investment companies or of two or more issuers which the regulated investment company controls and which are engaged in the same, similar, or related trades or businesses. In addition, at least 50% of the market value of the fund’s assets must be represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer. Thus, up to 50% of RS Investors Fund’s total assets can consist of the securities of as few as two issuers (so long as no issuer’s securities comprise more than 25% of the Fund). As a result, a decline in the market value of a particular security held by RS Investors Fund may affect the Fund’s value more than if the Fund were a diversified investment company.

Capitalization

The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. The Trust is currently authorized to offer four classes of shares: Class A, Class C, Class K, and Class Y. Not all of the Funds offer all of these share classes.

The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust’s books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds may be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

Shareholders of each Fund will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. Generally, shares of each Fund vote separately as a single series except when required by law or determined by the Board of Trustees. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust.

INVESTMENTS AND RISKS

In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectus, each Fund may, but will not necessarily, employ other investment practices and may be subject to additional risks which are described below. Because the following is a combined description of investment strategies and risks for all of the Funds, certain strategies and/or risks described below may not apply to your Fund. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectus, under “The Funds’ Investment Limitations” in this SAI, or by applicable law, a Fund may, but will not necessarily, engage in each of the practices described below.

RS Investment Management Co. LLC (“RS Investments”) serves as investment adviser to the Funds.

Lower-Rated Debt Securities

A Fund may purchase lower-rated debt securities, sometimes referred to as “junk bonds.” For all of the Funds, a security will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ by Standard & Poor’s Ratings Group (“S&P”), or lower, or if unrated, has been determined by RS Investments or a Fund’s sub-adviser or sub-sub-adviser (each, an “Adviser”), as applicable, to be of comparable quality. See Appendix A for a description of these ratings.

The lower ratings of certain securities held by a Fund reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values a Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the Fund may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody’s or S&P does not reflect an assessment of the volatility of the security’s market value or of the liquidity of an investment in the security.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates generally will result in an increase in the value of a Fund’s fixed-income securities. Conversely, during periods of rising interest rates, the value of a Fund’s fixed-income securities generally will decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the values of portfolio securities generally will not affect cash income derived from such securities, but will affect the Fund’s net asset value.

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which a Fund may invest are issued to raise funds in connection with the acquisition of a company, in so-called “leveraged buy-out” transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell lower-rated securities when an Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than might otherwise be available. In many cases, lower-rated securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value. In order to enforce its rights in the event of a default under lower-rated securities, a Fund may be required to take possession of and manage assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses and adversely affect the Fund’s net asset value. A Fund may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings. In addition, the Funds’ intention to qualify as “regulated investment companies” under the Code may limit the extent to which a Fund may exercise its rights by taking possession of such assets.

Certain securities held by a Fund may permit the issuer at its option to “call,” or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Lower rated securities may be subject to certain risks not typically associated with “investment grade” securities, such as the following: (1) reliable and objective information about the value of lower rated obligations may be difficult to obtain because the market for such securities may be thinner and less active than that for investment grade obligations; (2) adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower than investment grade obligations, and, in turn, adversely affect their market; (3) companies that issue lower rated obligations may be in the growth stage of their development, or may be financially troubled or highly leveraged, so they may not have more traditional methods of financing available to them; (4) when other institutional investors dispose of their holdings of lower rated debt securities, the general market and the prices for such securities could be adversely affected; and (5) the market for lower rated securities could be impaired if legislative proposals to limit their use in connection with corporate reorganizations or to limit their tax and other advantages are enacted.

Contingent Capital Notes

Contingent capital notes are typically issued by banks or other financial institutions. They may be subordinated to claims of depositors and general creditors of the issuing bank or financial institution, and their principal amounts may be temporarily or permanently reduced (written down) in whole or in part if the issuer experiences financial difficulty or otherwise fails or ceases to meet specified financial standards. Because of this write-down feature and other aspects of their structure, contingent capital notes are subject to the risk of loss of principal, and investors may lose some or all of the value of their investments based on changes in the financial condition of the notes’ issuers.

Options

A Fund may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices. There is no assurance that a Fund’s use of put and call options will achieve its desired objective, and a Fund’s use of options may result in losses to the Fund.

Covered call options. A Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is “covered” if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

A Fund will receive a premium from writing a call option, which increases the Fund’s return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security.

In return for the premium received when it writes a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund’s cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Covered put options. A Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option may be “covered” if the writer earmarks or otherwise segregates liquid assets equal to the price to be paid if the option is exercised minus margin on deposit.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing put and call options. A Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

A Fund may also purchase put and call options to attempt to enhance its current return.

Options on foreign securities. A Fund may purchase and sell options on foreign securities if an Adviser believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund’s investment objective. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the United States. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the United States.

Options on securities indices. A Fund may write or purchase options on securities indices, subject to its general investment restrictions regarding options transactions. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash “exercise settlement amount.” This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed “index multiplier.”

Price movements in securities which a Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of a securities index and, therefore, a Fund bears the risk of a loss on a securities index option which is not completely offset by movements in the price of such securities. Because securities index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on a specific security, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding underlying securities. A Fund may, however, cover call options written on a securities index by holding a mix of securities which substantially replicate the movement of the index or by holding a call option on the securities index with an exercise price no higher than the call option sold.

A Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Fund may also allow such options to expire unexercised.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

Risks involved in the sale of options. The successful use of a Fund’s options strategies depends on the ability of an Adviser to forecast correctly interest rate and market movements. For example, if a Fund were to write a call option based on an Adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on an Adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when an Adviser deems it desirable to do so. There is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events — such as volume in excess of trading or clearing capability — were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option’s expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter (“OTC”) options purchased by a Fund and assets held to cover OTC options written by a Fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the Fund’s ability to invest in illiquid securities.

Special Expiration Price Options. Certain of the Funds may purchase OTC puts and calls with respect to specified securities (“special expiration price options”) pursuant to which the Funds in effect may create a custom index relating to a particular industry or sector that an Adviser believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. If the value of the underlying security increases (or decreases) by a prenegotiated amount, however, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised. Brokerage commissions and other transaction costs will reduce these Funds’ profits if the special expiration price options are exercised. A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

Swap Contracts

Certain of the Funds may invest in credit default swaps and credit default index investments. Credit derivatives allow a Fund to manage credit risk through buying and selling credit protection on specific issuers or a basket of issuers. In a credit default swap, one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by one or more third parties, such as a U.S. or foreign issuer or basket of such issuers, on their obligations. For example, as a purchaser of protection in a credit default swap, a Fund may pay a premium in return for the right to put specified bonds or loans to the counterparty upon issuer default (or similar events) at their par (or other agreed-upon) value. As a purchaser in a credit default swap, a Fund would have the risk that the investment might expire worthless. It also would involve counterparty risk – the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, as a purchaser in a credit default swap, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation. As a seller of protection in a credit default swap, a Fund would in effect take a long position in the underlying security, since it would be obligated to purchase the security from its counterparty upon issuer default or similar events.

In addition, certain of the Funds may enter into interest rate swaps. Interest rate swaps involve the exchange between two parties of their respective commitments to pay or receive interest. For example, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty pay a floating rate multiplied by the same notional amount. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different interest indexes or rates, even if the parties do not own the underlying instruments. The function of interest rate swaps is generally to increase or decrease a Fund’s exposure to long or short-term interest rates. For example, a Fund may enter into an interest rate swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.

Financial Futures Contracts

A Fund may enter into interest rate futures contracts and securities index futures contracts (collectively referred to as “financial futures contracts”) for hedging or other purposes. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument during a specified future period at a specified price. Securities index futures contracts, which are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, are similar in economic effect, but they are based on a specific index of securities (rather than on specified securities) and are settled in cash.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor’s 100 Stock Index (the “S&P 100 Index”) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (the “NYSE”). The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

In order to hedge its investments successfully using financial futures contracts, a Fund must invest in futures contracts with respect to securities, indexes or sub-indexes the movements of which will, in an Adviser’s judgment, have a significant correlation with movements in the prices of the Fund’s portfolio securities.

There are special risks associated with entering into financial futures contracts. The skills needed to use financial futures contracts effectively are different from those needed to select a Fund’s investments. There may be an imperfect correlation between the price movements of financial futures contracts and the price movements of the securities in which a Fund invests. There is also a risk that a Fund will be unable to close a futures position when desired because there is no liquid secondary market for it.

The risk of loss in trading financial futures can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movements in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a Fund. It is possible for a price-related loss to exceed the amount of a Fund’s margin deposit.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities at expiration, in most cases the contractual commitment is closed out before expiration. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. A Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when a Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements.

Margin Payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as “initial margin.” The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

Subsequent payments to and from the broker occur on a daily basis in a process known as “marking to market.” These payments are called “variation margin” and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund’s position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund’s futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on Financial Futures Contracts. A Fund may purchase and write call and put options on financial futures contracts. An option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder’s option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Special Risks of Transactions in Futures Contracts and Related Options. Financial futures contracts entail risks. If an Adviser’s judgment about the general direction of interest rates or markets is wrong, the Fund’s overall performance may be poorer than if no financial futures contracts had been entered into. For example, in some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. In addition, the market prices of financial futures contracts may be affected by certain factors.

Liquidity Risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that a Fund would have to exercise the options in order to realize any profit.

Hedging Risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of a Fund’s securities which are the subject of a hedge. An Adviser will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund’s portfolio securities sought to be hedged.

Successful use of futures contracts and options by a Fund for hedging purposes is also subject to an Adviser’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in the value of its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by an Adviser still may not result in a successful hedging transaction over a very short time period.

Other Risks. A Fund will incur brokerage fees in connection with its futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

The risks associated with purchasing and writing put and call options on financial futures contracts can be influenced by the market for financial futures contracts. An increase in the market value of a financial futures contract on which the Fund has written an option may cause the option to be exercised. In this situation, the benefit to a Fund would be limited to the value of the exercise price of the option and, if a Fund closes out the option, the cost of entering into the offsetting transaction could exceed the premium the Fund initially received for writing the option. In addition, a Fund’s ability to enter into an offsetting transaction depends upon the market’s demand for such financial futures contracts. If a purchased option expires unexercised, a Fund would realize a loss in the amount of the premium paid for the option.

Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the U.S. Commodity Futures Trading Commission (the “CFTC”). Accordingly, neither the Funds nor the Adviser (with respect to the Funds) is subject to registration or regulation as a “commodity pool operator” under the CEA. Each Fund’s ability to invest in certain financial instruments regulated under the CEA (“commodity interests”) (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the Adviser’s intention to operate the Fund in a manner that would permit the Fund to continue to claim the exclusion under Rule 4.5, which may adversely affect the Fund’s total return. In the event a Fund becomes unable to rely on the exclusion in Rule 4.5 and the Adviser is required to register with the CFTC as a commodity pool operator with respect to a Fund, the Fund’s expenses may increase, adversely affecting that Fund’s total return.

Congress, various exchanges and regulatory and self-regulatory authorities have undertaken reviews of options and futures trading in light of market volatility. Among the actions that have been taken or proposed to be taken are new limits and reporting requirements for speculative positions, particularly in the energy markets, new or more stringent daily price fluctuation limits for futures and options transactions, and increased margin requirements for various types of futures transactions. Additional measures are under active consideration and as a result there may be further actions that adversely affect the regulation of the instruments in which the Funds invest.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks, and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted, or exchanged.

The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security.

A Fund’s investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, a Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

A Fund’s investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. A Fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Fund.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities, including collateralized mortgage obligations (“CMOs”) and certain stripped mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

A Fund may invest in mortgage-backed securities issued or guaranteed by (i) US Government agencies or instrumentalities such as the Government National Mortgage Association (“GNMA”) (also known as Ginnie Mae), the Federal National Mortgage Association (“FNMA”) (also known as Fannie Mae) and the Federal Home Loan Mortgage Corporation (“FHLMC”) (also known as Freddie Mac) or (ii) other issuers, including private companies.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event a Fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Fund may not be able to realize the rate of return the Adviser expected.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Funds.

Prepayments may cause losses on securities purchased at a premium. At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value.

CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on a Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully, or at all, its initial investment in these securities. Conversely, principal only securities or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults.

GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities.

Until September 2008, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. government. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In September 2008, the U.S. Treasury announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator created under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”). The conservatorship has no specified termination date. There can be no assurance as to when or how the conservatorship will be terminated or whether FNMA or FHLMC will continue to exist following the conservatorship or what their respective businesses structures will be during or following the conservatorship. FNMA and FHLMC are dependent upon the continued support of the U.S. Treasury and the FHFA in order to continue operating their businesses. FNMA and FHLMC also receive substantial support from the Federal Reserve, which may cease at any time. In addition, the U.S. Treasury took certain temporary actions in connection with the conservatorship, including entering into senior preferred stock purchase agreements (each, a “SPSPA”) with each of FNMA and FHLMC under which, if the FHFA determines that FNMA’s or FHLMC’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. Each SPSPA was initially limited in amount to $100 billion but was increased in December 2009 to a flexible cap that commits the U.S. Treasury to the greater of $200 billion or $200 billion plus the amount of any losses in net worth of either entity over the next three years. On August 17, 2012, the U.S. Treasury announced a set of modifications to the SPSPAs that are intended to expedite the wind down of FNMA and FHLMC.

FHFA, as conservator or receiver for FNMA and FHLMC, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

On February 18, 2009, the Obama administration announced the Making Home Affordable Plan (formerly, the Homeowner Affordability and Stability Plan). Among the provisions were the following: (i) an initiative to allow mortgages currently owned or guaranteed by FNMA and FHLMC to be refinanced without obtaining additional credit enhancement beyond that already in placed for that loan and (ii) an initiative to encourage modifications of mortgages for both homeowners who are in default and those who are at risk of imminent default, through various government incentives to servicers, mortgage holders, and homeowners. To the extent that servicers and borrowers of FNMA and FHLMC participate in these programs in large numbers, it is likely that the costs incurred by FNMA and FHLMC associated with modifications of loans, servicer and borrower incentive fees, and the related accounting impacts will be substantial.

Although some of these programs are designed to protect holders of the senior and subordinated debt and the mortgage-backed securities issued by FNMA and FHLMC, no assurance can be given that the U.S. Treasury initiatives discussed above will be successful. The obligations of FNMA and FHLMC are neither insured nor guaranteed by the United States and do not constitute a debt or obligation of the United States or any agency thereof other than FNMA and FHLMC.

In February 2011, the Obama administration provided a report to Congress outlining a plan to reform the U.S. housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC by increasing their guarantee fees, reducing their conforming loan limits and continuing progressive limits on the size of their investment portfolio. Notably, the report does not propose similar changes to GNMA. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance market after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent. As of April 2013, the Obama administration had yet to take action with respect to the three proposals outlined in its February 2011 report.

Trust-Preferred Securities

Certain of the Funds may invest in trust-preferred (or “capital”) securities. These securities, which are issued by entities such as special purpose bank subsidiaries, currently are permitted to treat the interest payments as a tax-deductible cost. Capital securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, capital securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities retain the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an incidence of default. At the present time, the Internal Revenue Service (the “IRS”) treats capital securities as debt. In the event that the tax treatment of interest payments of these types of securities is modified, a Fund will reconsider the appropriateness of continued investment in these securities.

Some of a Fund’s investments may have variable interest rates. When an instrument provides for periodic adjustments to its interest rate, fluctuations in principal value may be minimized. However, changes in the coupon rate can lag behind changes in market rates, which may adversely affect the Fund’s performance.

Income Deposit Securities

A Fund may purchase income deposit securities (“IDSs”). Each IDS represents two separate securities, shares of common stock and subordinated notes issued by the same company, that are combined into one unit that trades like a stock on an exchange. Holders of IDSs receive dividends on the common shares and interest at a fixed rate on the subordinated notes to produce a blended yield. An IDS is typically listed on a stock exchange, but the underlying securities typically are not listed on the exchange until a period of time after the listing of the IDS or upon the occurrence of certain events (e.g., a change of control of the issuer of the IDS). When the underlying securities are listed, the holders of IDSs generally have the right to separate the components of the IDSs and trade them separately.

There may be a thinner and less active market for IDSs than that available for other securities. The value of an IDS will be affected by factors generally affecting common stock and subordinated debt securities, including the issuer’s actual or perceived ability to pay interest and principal on the notes and pay dividends on the stock.

The U.S. federal income tax treatment of IDSs is not entirely clear and there is no authority that directly addresses the tax treatment of securities with terms substantially similar to IDSs. Among other things, although it is expected that the subordinated notes portion of an IDS will be treated as debt, if it is characterized as equity rather than debt, then interest paid on the notes could be treated as dividends (to the extent paid out of the issuer’s earnings and profits). Such dividends would not likely qualify for favorable long-term capital gains rates currently available to dividends on other types of equity.

Indexed Securities

Certain of the Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security whose price characteristics are similar to a put option on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Dollar Roll and Reverse Repurchase Transactions

Certain of the Funds may use dollar rolls and reverse repurchase agreements. In a dollar roll transaction, a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. In a dollar roll, the securities that are to be purchased will be of the same type and have the same interest rate as the sold securities, but will be supported by different pools of mortgages. A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund earns interest by investing the transaction proceeds during the roll period.

Certain of the Funds may enter into mortgage-dollar-roll transactions in which a Fund buys mortgage-backed securities from a dealer pursuant to a to be announced (TBA) transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date.

The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. A Fund that engages in such a transaction continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. A Fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements.

In a reverse repurchase agreement transaction, a Fund sells securities to a bank or securities dealer and agrees to repurchase them at an agreed time and price. During the period between the sale and the forward purchase, the Fund will continue to receive principal and interest payments on the securities sold. A Fund may also receive interest income similar to that received in the case of dollar rolls.

A Fund will normally use the proceeds of dollar roll and reverse repurchase agreement transactions to maintain offsetting positions in securities or repurchase agreements that mature on or before the settlement date for the related dollar roll or reverse repurchase agreement. The market value of securities sold under a reverse repurchase agreement or dollar roll is typically greater than the amount to be paid for the related forward commitment. Reverse repurchase agreements and dollar rolls involve the risk that the buyer of the sold securities might be unable to deliver them when a Fund seeks to repurchase the securities. If the buyer files for bankruptcy or becomes insolvent, such buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. A Fund’s use of the transaction proceeds may be restricted pending such decision.

Whenever a Fund enters into a dollar roll or reverse repurchase agreement transaction, it will earmark or otherwise segregate liquid assets equal to the forward commitment or repurchase obligation (principal plus accrued interest), as applicable. Earmarking or otherwise segregating assets may limit a Fund’s ability to pursue other investment opportunities.

Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, dollar rolls and reverse repurchase agreements will involve leverage.

When-Issued or Delayed-Delivery Transactions

Certain of the Funds may enter into when-issued or delayed delivery transactions. In when-issued or delayed-delivery transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued or delayed-delivery basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued or delayed-delivery securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

Loans

Certain of the Funds may invest in loans including, for example, corporate loans, loan participations, direct debt, bank debt and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. Alternatively, a Fund may invest in loans through novations, assignments and participating interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan or acquires a participation interest in a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor or participating institution to demand payment and enforce rights under the loan. (There may be one or more assignors or participating institutions prior in time to the Fund.)

Loans in which a Fund may invest are subject generally to the same risks as debt securities in which the Fund may invest. In addition, loans in which a Fund may invest, including bridge loans, are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities, including bridge loans. A significant portion of the loans purchased by a Fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as “leveraged buy-out” transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions.

Loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loans in secondary markets. As a result, a Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

If a Fund only acquires a participation in the loan made by a third party, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan. In addition, a Fund may have to rely on the lender that sold the participation to demand and receive payments in respect of the loans, and to pay those amounts on to the Fund; the Fund will be subject to the risk that the lender that sold the participation may be unwilling or unable to do so. In such a case, the Fund would not likely have any rights over against the borrower directly.

Certain of the loans acquired by a Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. A Fund may be required to fund such advances at times and in circumstances where the Fund might not otherwise choose to make a loan to the borrower.

The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. If a secured loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, under legal theories of lender liability, a Fund potentially might be held liable as a co-lender.

Repurchase Agreements

A Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). It is the Trust’s present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high-quality, short-term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. An Adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.

U.S. Government Agency and Instrumentality Securities

U.S. government agency securities are debt obligations issued by agencies or authorities controlled by and acting as instrumentalities of the U.S. government established under authority granted by Congress. U.S. government agency obligations include, but are not limited to, those issued by the Bank for Co-operatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, and FNMA. U.S. government instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others, by the right of the issuer to borrow from the Treasury; others, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality. No assurance can be given that the U.S. government will provide financial support to such U.S. government sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. To the extent a Fund invests in U.S. government securities that are not backed by the full faith and credit of the U.S. Treasury, such investments may involve a greater risk of loss of principal and interest since the Fund must look principally or solely to the issuing or guaranteeing agency or instrumentality for repayment.

U.S. Treasury Bills. U.S. Treasury Bills are issued with maturities of up to one year. Three month bills are currently offered by the Treasury on a 13-week cycle and are auctioned each week by the Treasury. Bills are issued in bearer form only and are sold only on a discount basis, and the difference between the purchase price and the maturity value (or the resale price if they are sold before maturity) constitutes the interest income for the investor.

Certificates of Deposit. Certificates of deposit are negotiable receipts issued by a bank or savings and loan association in exchange for the deposit of funds. A certificate of deposit earns a specified rate of return over a definite period of time. Normally a certificate can be traded in a secondary market prior to maturity. Eurodollar certificates of deposit (“Euro CDs”) are U.S. dollar-denominated deposits in banks outside the U.S. Eurodollar deposits in foreign branches of U.S. banks are the legal equivalent of domestic deposits, but are not covered by FDIC insurance. Yankee certificates of deposit (“Yankee CDs”) are U.S. dollar-denominated deposits issued and payable by U.S. branches of foreign banks. Foreign securities (i.e., Euro CDs and Yankee CDs) may be affected by political, social and economic developments abroad. Foreign companies and foreign financial institutions may not be subject to accounting standards or governmental supervision comparable to their U.S. counterparts, and there may be less public information about their operations. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. Foreign countries may impose withholding taxes on interest income from investments in securities issued there, or may enact confiscatory taxation provisions targeted to certain investors. The time period for settling transactions in foreign securities may be longer than the time period permitted for the settlement of domestic securities transactions. In addition, the market prices for foreign securities are not determined at the same time of day as the net asset value for the Fund’s shares. It may be difficult to obtain and enforce judgments against foreign entities, and the expenses of litigation are likely to exceed those which would be incurred in the United States.

Commercial Paper. Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large, well-known corporations and finance companies. Maturities on commercial paper range from a few days to nine months. Commercial paper is also sold on a discount basis.

Bankers Acceptances. Bankers acceptances generally arise from short-term credit arrangements designed to enable businesses to obtain funds in order to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Securities Lending

A Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Fund loaned will not at any time exceed one-third (or such other lower limit as the Trustees may establish) of the total assets of the Fund. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.

Before a Fund enters into a loan, an Adviser considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund will not lend portfolio securities to borrowers affiliated with the Fund.

Short Sales

A Fund may engage in short sales if approved by the Board of Trustees with respect to the Fund. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will generally realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund. There can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price.

In connection with short sales entered into by it, a Fund may be required to earmark or otherwise segregate liquid assets. A Fund’s ability to engage in short sales may from time to time be limited or prohibited because of the inability to borrow certain securities in the market, legal restrictions on short sales, or other reasons.

Foreign Investments

Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund’s assets held abroad) and expenses not present in the settlement of domestic investments. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those foreign countries.

In addition, to the extent that a Fund’s foreign investments are not U.S. dollar-denominated, the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations and may incur costs in connection with conversion between currencies.

Several foreign governments permit investments by non-residents only through participation in certain specifically organized investment companies. Subject to the provisions of the 1940 Act, a Fund may invest in the shares of such other investment companies.

In addition, certain of the Funds may also invest a portion of their assets in unit trusts organized in the United Kingdom (which are analogous to United States mutual funds) and which invest in smaller foreign markets than those in which a Fund would ordinarily invest directly.

Developing Countries. The considerations noted above for foreign investments generally are intensified for investments in developing countries. These risks include (i) volatile social, political, and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain developing countries, of a capital market structure or market-oriented economy; (vii) economies based on only a few industries; (viii) the possibility that recent favorable economic developments in certain developing countries may be slowed or reversed by unanticipated political or social events in such countries; and (ix) in certain emerging markets, systems of share registration and custody that create certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets. The risks associated with developing countries may be particularly acute for RS International Growth Fund, RS Emerging Markets Fund, RS Global Growth Fund, and RS China Fund.

Foreign Currency Transactions

A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. A Fund may engage in both “transaction hedging” and “position hedging.”

There can be no assurance that appropriate foreign currency transactions will be available for a Fund at any time or that a Fund will enter into such transactions at any time or under any circumstances even if appropriate transactions are available to it.

When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund may engage in transaction hedging when it desires to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund may attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

A Fund may purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate in connection with transaction hedging. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”) and purchase and sell foreign currency futures contracts.

For transaction hedging purposes, a Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at a specified exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option. A Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of an Adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of a Fund’s portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of a Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver. To offset some of the costs of hedging against fluctuations in currency exchange rates, a Fund may write covered call options on those currencies.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

A Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts, and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts, and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when an Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

Asset Segregation and Coverage

A Fund may be required to earmark or otherwise segregate liquid assets in respect of its obligations under derivatives transactions that involve contractual obligations to pay in the future, or a Fund may engage in other measures to “cover” its obligations with respect to such transactions. The amounts that are earmarked or otherwise segregated may be based on the notional value of the derivative or on the daily mark-to-market obligation under the derivatives contract and may be reduced by amounts on deposit with the applicable broker or counterparty to the derivatives transaction. In certain circumstances, a Fund may enter into an offsetting position rather than earmarking or segregating liquid assets. A Fund may modify its asset segregation and coverage policies from time to time. Although earmarking or segregating may in certain cases have the effect of limiting a Fund’s ability to engage in derivatives transactions, the extent of any such limitation will depend on a variety of factors, including the method by which the Fund determines the nature and amount of assets to be earmarked or segregated.

Other Investment Companies

A Fund may invest in securities of other open- or closed-end investment companies, including shares of open- or closed-end investment companies, including exchange-traded funds (“ETFs”), traded on one or more national securities exchanges, to the extent that such investments are consistent with a Fund’s investment objective and policies and permissible under the 1940 Act. Provisions of the 1940 Act may limit the ability of a Fund to invest in certain investment companies or may limit the amount of its assets that a Fund may invest in any investment company or investment companies in general.

A Fund may invest in other investment companies during periods when they have large amounts of uninvested cash, when an Adviser believes share prices of other investment companies offer attractive values, or to gain or maintain exposure to various asset classes and markets or types of strategies and investments. As a stockholder in an investment company, a Fund will bear its ratable share of that investment company’s expenses and would remain subject to payment of the Fund’s management fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent a Fund invests in other investment companies. An Adviser will take expenses into account when evaluating the investment merits of an investment in an investment company relative to other investment opportunities. Shares of open-end investment companies traded on a securities exchange may not be redeemable by a Fund in all cases.

ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed-end funds. The ETFs in which the Funds invest are subject to the risks applicable to the types of securities and investments used by the ETFs (e.g., ETFs that invest in debt securities are subject to debt securities risk; ETFs that invest in emerging markets securities are subject to currency risk and emerging markets risk). ETFs typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”) and iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market (SPDRs are listed on the NYSE Amex Equities, and iShares are listed on the NYSE). ETF shares traded in the secondary market may be purchased and sold at market prices in transactions on an exchange. The market price may be higher or lower than the net asset value of the securities held by the ETF. The sale price and redemption price of ETF shares obtained from the investment company or UIT issuing the securities is based on the values of the securities held by that investment company or UIT.

Precious Metals

The value of the investments of certain Funds may be affected by changes in the prices of gold and other precious metals. Gold has been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and other governmental policies, such as currency devaluations or revaluations; economic and social conditions within a country; trade imbalances; or trade or currency restrictions between countries. Because much of the world’s known gold reserves are located in South Africa, political and social conditions there may pose special risks to investments in gold. For instance, social upheaval and related economic difficulties in South Africa could cause a decrease in the share values of South African issuers. The manner and extent of a Fund’s investments in precious metals may be limited by its intention to qualify as a regulated investment company under the Code, and any such investments by the Fund may adversely affect the ability of the Fund to so qualify.

Master Limited Partnerships

Certain of the Funds may invest in master limited partnerships (“MLPs”), which are limited partnerships in which ownership units are publicly traded. MLPs often own or own interests in properties or businesses that are related to oil and gas industries, including pipelines, although MLPs may invest in other types of investments, including credit-related investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund when it invests in an MLP) are not involved in the day-to-day management of the partnership. Certain of the Funds also may invest in companies who serve (or whose affiliates serve) as the general partner of an MLP.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Certain of the Funds may also hold investments in limited liability companies that have many of the same characteristics and are subject to many of the same risks as master limited partnerships.

The manner and extent of a Fund’s investments in MLPs and limited liability companies may be limited by its intention to qualify as a regulated investment company under the Code, and any such investments by the Fund may adversely affect the ability of the Fund to so qualify.

Real Estate Investment Trusts

Certain of the Funds may make debt or equity investments in real estate investment trusts (“REITs”), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The yields available from equity investments in REITs depend on the amount of income and capital appreciation generated by the related properties. Investments in REITs are subject to the risks associated with real estate investments generally, including economic downturns that have an adverse effect on real estate markets. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. Like regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The affairs of REITs are managed by the REIT’s sponsor and, as such, the performance of the REIT is dependent on the management skills of the REIT’s sponsor. REITs are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are also subject to interest rate risks. If a Fund makes an equity investment in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund. REITs are subject to the risk of default by borrowers, self-liquidation, and the possibility that the REIT may fail to qualify for the exemption from tax for distributed income under the Code.

Zero-coupon Debt Securities and Payment-in-Kind Securities

Certain of the Funds may purchase zero-coupon debt securities and payment-in-kind securities (“PIKs”); the risks associated with these securities may be particularly applicable to RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, and RS Tax-Exempt Fund. The value of both zero-coupon bonds and PIK bonds may be more sensitive to fluctuations in interest rates than other bonds.

Zero-coupon securities in which a Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities. When interest rates rise, the values of zero-coupon securities fall more rapidly than securities paying interest on a current basis, because the zero-coupon securities are locked into rates of reinvestment that become less attractive the farther rates rise. The converse is true when interest rates fall.

When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.

Certain of the Funds also may purchase PIKs. PIKs pay all or a portion of their interest or dividends in the form of additional securities. Federal tax law requires that the interest on zero coupon bonds and PIK bonds be accrued as income to the Fund regardless of the fact that the Fund will not receive cash until such securities mature. Since the income must be distributed to shareholders, the Fund may be forced to liquidate other securities in order to make the required distribution.

Municipal Obligations

RS Tax-Exempt Fund and RS High Income Municipal Bond Fund may invest without limit in municipal obligations which pay interest from similar revenue sources or securities which are offered within a single state. When municipal obligations are related in these ways, an economic, business or political development which affects one security could also affect the other related securities. This investment practice may subject RS Tax-Exempt Fund and RS High Income Municipal Bond Fund to greater risks than a fund which does not concentrate its assets in this manner.

Subsequent to its purchase by a Fund, an issue of rated municipal obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such municipal obligations by the Fund, but an Adviser will consider the event in determining whether the Fund should continue to hold the municipal obligations. To the extent that the ratings given by Moody’s or S&P for municipal obligations may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Prospectus and this SAI. See Appendix A to this SAI for a more detailed discussion of securities ratings.

Municipal Lease/Purchase Agreements

Certain of the Funds may invest in Municipal Lease/Purchase Agreements which are similar to installment purchase contracts for property or equipment. These obligations typically are not fully backed by the issuing municipality’s credit and their interest may become taxable if the lease is assigned. If the governmental issuer does not appropriate sufficient funds for the following year’s lease payments, the lease will terminate, with the possibility of default on the lease obligation, which may result in loss to the Fund.

Variable Rate Demand Notes

Certain of the Funds may purchase tax-exempt floating and variable rate demand notes and bonds. Variable rate demand notes include master demand notes. Master demand notes are frequently secured by letters of credit or other credit supports, which are not expected to adversely affect the tax-exempt status of these obligations. Master demand notes are redeemable at face value, but there is no established secondary market for them. Accordingly, when these obligations are not secured, a Fund’s ability to redeem (through exercise of its demand right) depends on the borrower’s ability to pay principal and interest on demand. A Fund’s Adviser seeks to monitor the creditworthiness of the issuers of any floating and variable rate demand obligations in a Fund’s portfolio to attempt to minimize this risk. Master demand notes with a demand feature extending for more than seven days are treated as illiquid securities.

Stand-by Commitments

Certain of the Funds may acquire stand-by commitments from brokers, dealers or banks to facilitate its portfolio liquidity. Under a stand-by commitment, the obligor must repurchase, at the Fund’s option, specified securities held in the Fund’s portfolio at a specified price. Thus, stand-by commitments are comparable to put options. The exercise of a stand-by commitment is subject to the ability of the seller to make payment on demand. If a Fund’s Adviser determines that it is necessary or appropriate to cause the Fund to pay for stand-by commitments, the cost of entering into the stand-by commitment will have the effect of increasing the cost of the underlying municipal obligation and similarly decreasing such security’s yield. Gains realized in connection with stand-by commitments will be taxable.

Tobacco Settlement Revenue Bonds

Certain of the Funds may invest in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state’s proportionate share in the Master Settlement Agreement entered into between 48 states and certain U.S. tobacco manufacturers, which together represent approximately 99% of the current combined market share of tobacco manufacturers (the “MSA”). The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA.

A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as several other factors. The actual amount of future settlement payments, therefore, is dependent on many factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Ongoing legal challenges to the MSA, a decrease in tobacco consumption, market share loss by participating tobacco companies and bankruptcy could negatively impact the ability of the tobacco companies to make payments.

Yankee Securities

Certain of the Funds may invest in so-called Yankee securities. These are debt securities issued by non-U.S. corporate or government entities, but are denominated in U.S. dollars. Yankee securities trade and may be settled in U.S. markets.

Portfolio Turnover

Many of the Funds have experienced high rates of portfolio turnover in recent years and may experience high rates of portfolio turnover in the future. These rates were generally the result of active trading strategies employed by the Funds’ investment teams in response to market conditions, and not reflective of a material change in investment strategy. A higher portfolio turnover rate can result in higher taxes when Fund shares are held in a taxable account.

Temporary Defensive Strategies

At times, an Adviser may judge that market conditions make pursuing a Fund’s basic investment strategy inconsistent with the best interests of its shareholders. At such times, an Adviser may (but will not necessarily), without notice, temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund’s assets.

In implementing these “defensive strategies,” a Fund may hold assets in cash and cash equivalents and in other investments an Adviser believes to be consistent with the Fund’s best interests.

If any such a temporary defensive strategy is implemented, a Fund may not achieve its investment objective.

THE FUNDS’ INVESTMENT LIMITATIONS

The Trust has adopted the following fundamental investment restrictions, which (except to the extent they are designated as nonfundamental as to any Fund) may not be changed without the affirmative vote of a majority of the outstanding voting securities of the affected Fund.

As fundamental investment restrictions, which may not be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund, a Fund may not:

1.	(RS Global Natural Resources Fund, RS Select Growth Fund and RS Technology Fund) issue any class of securities which is senior to the Fund’s shares of beneficial interest, except that each of the Funds may borrow money to the extent contemplated by Restriction 3 below;

(All Funds except RS Global Natural Resources Fund, RS Select Growth Fund, and RS Technology Fund) issue any class of securities which is senior to the Fund’s shares of beneficial interest, except to the extent a Fund is permitted to borrow money or otherwise to the extent consistent with applicable law;

2.	(RS Global Natural Resources Fund, RS Select Growth Fund, and RS Technology Fund) purchase securities on margin (but a Fund may obtain such short-term credits as may be necessary for the clearance of transactions) (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.);

3.	(RS Global Natural Resources Fund, RS Select Growth Fund, and RS Technology Fund) borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

(RS Small Cap Growth Fund) borrow money, except to the extent permitted by applicable law;

(RS Partners Fund, RS Value Fund, RS Investors Fund, RS Small Cap Equity Fund, RS Large Cap Alpha Fund, RS Mid Cap Growth Fund, RS Growth Fund, RS International Growth Fund, RS Emerging Markets Fund, RS Global Growth Fund, RS China Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund, RS Strategic Income Fund, and RS Money Market Fund) borrow money, except to the extent permitted by applicable law from time to time;

Note: The 1940 Act permits an open-end investment company to borrow money from a bank so long as the ratio which the value of the total assets of the investment company (including the amount of any such borrowing), less the amount of all liabilities and indebtedness (other than such borrowing) of the investment company, bears to the amount of such borrowing is at least 300%.

Note: The 1940 Act permits an open-end investment company to borrow money from a bank or other person provided that such loan is for temporary purposes only and is in an amount not exceeding 5% of the value of the investment company’s total assets at the time when the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

4.	act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

5.	(i) (as to 75% of each of RS Global Natural Resources Fund’s, RS Select Growth Fund’s, RS Mid Cap Growth Fund’s, and RS Technology Fund’s total assets and 50% of RS Partners Fund’s total assets) purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the Fund’s total assets (taken at current value) would then be invested in securities of a single issuer;

(as to 75% of RS Value Fund’s, RS Small Cap Growth Fund’s, and RS Growth Fund’s total assets) purchase any security (other than U.S. Government securities), if as a result more than 5% of the Fund’s total assets (taken at current value) would then be invested in securities of a single issuer;

(as to 75% of RS Small Cap Equity Fund’s, RS Large Cap Alpha Fund’s, RS International Growth Fund’s, RS Emerging Markets Fund’s, RS Global Growth Fund’s, RS China Fund’s, RS Investment Quality Bond Fund’s, RS Low Duration Bond Fund’s, RS High Yield Fund’s, RS Tax-Exempt Fund’s, and RS Money Market Fund’s total assets) purchase any security (other than U.S. Government securities or securities of other investment companies), if as a result more than 5% of the Fund’s total assets (taken at current value) would then be invested in securities of a single issuer; or

(ii) purchase any security if as a result 25% or more of the Fund’s total assets (taken at current value) would be invested in a single industry (for RS High Income Municipal Bond Fund, RS Floating Rate Fund, and RS Strategic Income Fund, for purposes of this restriction, loan participations will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan participation) except that:

RS Global Natural Resources Fund will invest without limit in any one or more natural resources industries, as described in the Trust’s Prospectus at the time;

RS Technology Fund will invest without limit in any one or more information technology industries; and

RS Tax-Exempt Fund and RS High Income Municipal Bond Fund shall not be limited in their purchase of municipal obligations, as described in each Fund’s prospectus at the time.

6.

(RS Global Natural Resources Fund, RS Select Growth Fund, and RS Technology Fund) invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of RS Investments owns more than  1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than  1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

7.	make loans, except by purchase of debt obligations or other financial instruments in which a Fund may invest consistent with its investment policies, by entering into repurchase agreements, or through the lending of its portfolio securities. RS High Income Municipal Bond Fund, RS Floating Rate Fund, and RS Strategic Income Fund may purchase loan participations or otherwise invest in loans or similar obligations, and may make loans directly to issuers, itself or as part of a lending syndicate. RS Small Cap Equity Fund, RS Large Cap Alpha Fund, RS International Growth Fund, RS Emerging Markets Fund, RS Global Growth Fund, RS China Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund, RS Strategic Income Fund, and RS Money Market Fund may make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the Securities and Exchange Commission;

8.	(i) (RS Partners Fund, RS Value Fund, RS Investors Fund, and RS Global Natural Resources Fund, RS Small Cap Growth Fund, RS Select Growth Fund, RS Mid Cap Growth Fund, RS Growth Fund, and RS Technology Fund) purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions, and except as required in connection with otherwise permissible options, futures, and commodity activities as described elsewhere in the Prospectus or this SAI at the time;

(ii) (RS Small Cap Equity Fund, RS Large Cap Alpha Fund, RS International Growth Fund, RS Emerging Markets Fund, RS Global Growth Fund, RS China Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund, RS Strategic Income Fund, and RS Money Market Fund) purchase commodities, except that a Fund may purchase and sell commodity contracts or any type of commodity-related derivative instrument (including, without limitation, all types of commodity-related swaps, futures contracts, forward contracts, and options contracts); and

9.	purchase or sell real estate or interests in real estate, including real estate mortgage loans, although (i) it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts, and (ii) RS Global Natural Resources Fund may invest in any issuers in the natural resources industries, as described in the Prospectus at the time. (For purposes of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans).

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and regulations adopted pursuant to the Dodd-Frank Act may be read to include within the term “commodity” certain swap, forward, option, and other transactions that were not commonly understood to be “commodities” prior to the enactment of the Dodd-Frank Act. Fundamental investment restriction 8 will not be read to limit the ability of any Fund to make any investment that it might have made consistent with that restriction prior to the enactment of the Dodd-Frank Act.

As provided in the Prospectus, RS Global Natural Resources Fund normally will invest at least 80% of its net assets in the securities of companies that are principally engaged in natural resources industries. As a result, more than 25% of the Fund’s net assets may at any time be invested in the securities of companies within any industry or industries within the natural resources sector.

As provided in the Prospectus, RS Technology Fund normally will invest at least 80% of its net assets in technology companies. As a result, more than 25% of the Fund’s net assets may at any time be invested in the securities of companies within any industry or industries within the technology sector.

It is contrary to the current policy of each of the Funds, which policy may be changed without shareholder approval, to invest more than 15% of its net assets, and more than 5% of its net assets for RS Money Market Fund, in securities which are not readily marketable, including securities restricted as to resale (other than securities restricted as to resale but determined by the Trustees, or persons designated by the Trustees to make such determinations, to be readily marketable).

All percentage limitations on investments will apply at the time of investment (excluding investments in illiquid securities) and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

The 1940 Act permits an open-end investment company to borrow money from a bank so long as the ratio which the value of the total assets of the investment company (including the amount of any such borrowing), less the amount of all liabilities and indebtedness (other than such borrowing) of the investment company, bears to the amount of such borrowing is at least 300%. The 1940 Act provides that, in the event that such asset coverage shall at any time fall below 300%, a mutual fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the Securities and Exchange Commission (the “SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

MANAGEMENT OF THE FUNDS

Board Leadership Structure, Risk Oversight, and Committee Arrangements

The Board consists of eight Trustees, six of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”). An Independent Trustee serves as Chairperson of the Board. In addition, each of the five standing Committees of the Board, to which the Board has delegated certain authority and oversight responsibilities, is comprised exclusively of Independent Trustees. In connection with each of the Board’s regular meetings, the Independent Trustees meet separately from RS Investments with their independent legal counsel and with the Funds’ Chief Compliance Officer. The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the Funds.

The Funds have retained RS Investments as the Funds’ investment adviser. Subject to such policies as the Trustees may determine, RS Investments furnishes a continuing investment program for the Funds, makes investment decisions on their behalf (or retains a sub-adviser to do so), manages risks that arise from the Funds’ investments and operations, and provides administrative services to each of the Funds, all pursuant and subject to its investment advisory agreement with the Funds. With respect to any Fund for which a sub-adviser or sub-sub-adviser has been retained to provide advisory services, the sub-adviser or sub-sub-adviser provides a continuing investment program for the Fund, makes investment decisions on its behalf, and manages risks that arise from the Fund’s investments and operations, all pursuant and subject to the terms of a sub-advisory or sub-sub-advisory agreement and the general oversight of RS Investments. Employees of RS Investments serve as the Funds’ officers, including the Funds’ President.

The Board exercises general oversight of the services provided by RS Investments and each sub-adviser and sub-sub-adviser, including certain risk management functions. In the course of exercising such oversight, the Board and the Committees receive reports on the Funds’ activities, including regarding each Fund’s investment portfolio and the Funds’ financial accounting and reporting. The Board also meets periodically with the Funds’ Chief Compliance Officer who reports on the compliance of the Funds with the federal securities laws and the Funds’ internal compliance policies and procedures. In addition, the Board meets periodically with the investment teams of the Funds to receive reports regarding the management of the Funds, including certain investment risks.

The RS Board of Trustees conducts much of its work through five standing Committees: the Audit Committee; the Nominating Committee; the Brokerage and Pricing Committee; the Legal and Regulatory Committee; and the Contract Renewal Committee.

The Audit Committee, among other things, oversees the accounting and financial reporting processes of the Trust and its series and its internal control over financial reporting and, as the Committee deems appropriate, inquires into the internal control over financial reporting of certain third-party service providers; oversees the quality and integrity of the Trust’s financial statements and the independent audit thereof; oversees, or, as appropriate, assists Board oversight of, the Funds’ compliance with legal and regulatory requirements that relate to the Funds’ accounting and financial reporting, internal control over financial reporting, and independent audits; approves prior to appointment the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, reviews and evaluates the qualifications, independence, and performance of the Trust’s independent registered public accounting firm; and acts as liaison between the Trust’s independent registered public accounting firm and the full Board. The members of the Audit Committee are Mr. Judson Bergman (chair) and Mmes. Anne Goggin and Gloria Nelund. The Audit Committee met four times during the fiscal year ended December 31, 2012.

The Nominating Committee supervises the nominations and elections of Independent Trustees of the Trust. The Nominating Committee considers and evaluates nominee candidates properly submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. To submit properly a nominee recommendation for the Committee’s consideration, a shareholder must submit such recommendation in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The recommendation must be delivered to the Trust not less than 45 days nor more than 75 days prior to the date of the Nominating Committee meeting at which the candidate would be considered, and must include: (i) biographical information regarding the candidate, the series and number of shares of the Trust owned of record or beneficially by the candidate (as reported to the recommending shareholder by the candidate), any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder, and whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust, and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Nominating Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Nominating Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board. The members of the Nominating Committee are Messrs. Bergman, Dennis Bushe, Kenneth Fitzsimmons, and Christopher Melvin, and Mmes. Goggin and Nelund. The Nominating Committee did not meet during the fiscal year ended December 31, 2012.

The Brokerage and Pricing Committee assists the Board of Trustees in its review and oversight of the brokerage services provided to the Funds and of the valuation of the Funds’ portfolio investments. The duties of the Brokerage and Pricing Committee include reviewing information regarding brokerage practices of the Advisers; principal transactions effected by the Advisers on behalf of the Funds; the efficiency of an Adviser’s execution of transactions in a Fund’s portfolio securities in a specified period; compliance by the Funds and the Advisers with applicable law and relevant policies and procedures of the Funds relating to the purchase and sale of portfolio securities by the Funds; soft-dollar practices of the Advisers as they relate to the Funds; and compliance by the Advisers with applicable law and relevant policies and procedures of the Funds relating to the use of soft dollars. The members of the Brokerage and Pricing Committee are Messrs. Fitzsimmons (chair), Bushe, and Melvin. The Brokerage and Pricing Committee met four times during the fiscal year ended December 31, 2012.

The Legal and Regulatory Committee assists the Board of Trustees in its review and oversight of the Funds’ legal and regulatory compliance. The duties of the Legal and Regulatory Committee include reviewing information regarding proposed changes to the compliance policies or procedures of the Trust and appropriate service providers; reports on the compliance by the Funds with certain exemptive rules under the 1940 Act, exemptive relief, and no-action relief under which the Funds operate; and information provided to the Committee and the Board of Trustees as to litigation involving the Trust or any service provider to the Trust. The members of the Legal and Regulatory Committee are Mmes. Goggin (chair) and Nelund, and Mr. Melvin. The Legal and Regulatory Committee met four times during the fiscal year ended December 31, 2012.

The Contract Renewal Committee assists the Board of Trustees in its review and oversight of the process for the adoption, renewal, and amendment of the Funds’ material contracts, particularly those contracts that are subject to the requirements of Section 15 of the 1940 Act. Duties of the Contract Renewal Committee include reviewing information and formulating recommendations related to proposals as to changes in the material contractual arrangements relating to any of the Funds; reviewing the terms of any proposed fee waivers or expense limitations in respect of the Funds; and assisting the Board of Trustees in the planning and design of the annual 15(c) contract review process. The members of the Contract Renewal Committee are Ms. Nelund (chair) and Messrs. Bushe and Fitzsimmons. The Contract Renewal Committee was created in November 2012 and, as such, did not meet during the fiscal year ended December 31, 2012.

Trustees and Officers – Identification and Background

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. Subject to the provisions of the Trust’s Declaration of Trust, its By-Laws, and Massachusetts law, the Trustees have all powers necessary and convenient to carry out their responsibility, including the election and removal of the Trust’s officers.

The table presents information about each of the Trustees and executive officers of the Trust, including the Trustees’ and executive officers’ principal occupations for the last five years, although the titles may not have been the same throughout, and prior positions within the same company are omitted. Unless otherwise indicated, the business address of the persons listed below is c/o RS Investments, 388 Market Street, 17th Floor, San Francisco, CA 94111.

Name, Address, and Month and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served+	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee++
Independent Trustees
Judson Bergman, February 1957	Trustee	Since May 2006	Founder and CEO, Envestnet, Inc., a provider of back-office solutions for financial advisors and the wealth management industry.	32	Envestnet, Inc. (1999-present)

Dennis M. Bushe, January 1944	Trustee	Since November 2011	Retired since May 2010; formerly Chief Investment Risk Officer, Prudential Financial, Inc., a life insurance and asset management firm (June 1987 – May 2010).	32	None

Kenneth R. Fitzsimmons Jr., October 1945	Trustee	Since May 2007	Retired since September 2002; formerly Managing Director, Robertson Stephens, an investment banking firm.	32	None

Anne M. Goggin, November 1948	Trustee	Since August 2006	Attorney; Chair, Board of Trustees of the Trust (November 2007 – September 2012); Retired, Chief Counsel, Metropolitan Life Insurance Company, an insurance company.	32	None

Christopher C. Melvin Jr., September 1954	Trustee	Since November 2007	Chairman and CEO, Melvin & Company, LLC, a brokerage firm.	32	None

Gloria S. Nelund, May 1961	Trustee, Chair of the Board	Since November 2007	CEO and Co-Founder of TriLinc Global, an investment firm; formerly, President, Titus Development Group, LLC, a consulting firm; formerly, Head of U.S. Private Wealth Management, Deutsche Bank (1999-2005).	32	None

Interested Trustees and Principal Officers
Deanna M. Mulligan,* July 1963	Trustee	Since May 2011	President and CEO, The Guardian Life Insurance Company of America, an insurance company (“Guardian”) (joined July 2008); Chairman of the board of directors of RS Investments since July 2011; President, DMM Management Solutions LLC, a life insurance consultancy (March 2007 – July 2008); Senior Vice President, Life & Annuity, New York Life Insurance Company (June 2006 – March 2007).	32	None

Matthew H. Scanlan,** December 1955	Trustee, President, and Principal Executive Officer	Since January 2012	CEO of RS Investment Management Co. LLC since January 2012; President and CEO of Renaissance Institutional Management LLC, an investment management firm (February 2009 – December 2011); Managing Director and head of the Americas institutional business of Barclays Global Investors, an investment management firm (December 1996 – February 2009).	32	None

Glen M. Wong, December 1961	Treasurer and Principal Financial and Accounting Officer	Since July 2012	Fund Controller, RS Investments since July 2009; Principal, Provider Management Group, Barclays Global Investors (July 2006 – March 2009).	N/A	N/A

Nina Gupta, November 1974	Vice President, Secretary, and Chief Legal Officer	Vice President, Secretary, and Chief Legal Officer since April 2013	General Counsel, RS Investments since April 2013; Deputy General Counsel, BlackRock, Inc. (May 2005 – April 2013).	N/A	N/A

John J. Sanders Jr., August 1945	Senior Vice President, Chief Compliance Officer, and Anti-Money Laundering Compliance Officer	Senior Vice President since November 2004; Chief Compliance Officer since August 2004; Anti-Money Laundering Compliance Officer since May 2004	Chief Compliance Officer, RS Investments.	N/A	N/A

Marianne Clark January 1969	Assistant Secretary	Since April 2013	Counsel, RS Investments.	N/A	N/A

Jessica R. Hale February 1980	Assistant Secretary	Since April 2013	Counsel, RS Investments since February 2013; Associate, Ropes & Gray LLP (September 2005 – February 2013).	N/A	N/A

+	Under the Trust’s Declaration of Trust, a Trustee serves until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Under the Trust’s By-Laws, officers hold office at the pleasure of the Trustees. In addition, the Trustees have designated a mandatory retirement age of 72, which can be deferred annually by unanimous vote of all members of the Board, excluding the member who has reached the retirement age.
++	Directorships or trusteeships of companies required to report to the SEC (i.e., “public companies”).
*	Ms. Mulligan is an “interested person” under the 1940 Act by virtue of her position with Guardian, the parent of Guardian Investor Services LLC (“GIS”), which owns a majority of the ownership interest in RS Investments, the Trust’s investment adviser, and by virtue of her position as chairman of the board of directors of RS Investments.
**	Mr. Scanlan is an “interested person” under the 1940 Act by virtue of his position with RS Investments.

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other members of the Board; and (iii) how the individual’s skills, experience, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board. The Board also considered, among other factors, the particular attributes described below with respect to the various individual Trustees. The summaries set forth below as to the qualifications, attributes, and skills of the Trustees are furnished in response to requirements imposed by the SEC, do not constitute any holding out of the Board or any Trustee as having any special expertise or experience, and do not impose any greater or additional responsibility or obligation on, or change any standard of care of, any such person or on the Board as a whole than would otherwise be the case.

Judson Bergman. Mr. Bergman’s experience as a founder and chief executive officer of a business serving the investment management industry and his service as a senior executive at an investment advisory firm.

Dennis M. Bushe. Mr. Bushe’s experience as chief investment risk officer of an investment management firm, his significant experience in fixed income investment management and research, and his significant experience in financial markets risk management.

Kenneth R. Fitzsimmons Jr. Mr. Fitzsimmons’ significant investment banking experience and familiarity with securities markets and financial matters generally.

Anne M. Goggin. Ms. Goggin’s significant executive experience, including service as chief executive officer of an investment advisory firm, and her professional training and experience as an attorney, including in the investment management practice area. She also had significant prior service as a board member and board chair of other mutual fund complexes.

Christopher C. Melvin Jr. Mr. Melvin’s significant executive experience, his experience as a founder and chief executive officer of a brokerage firm, and his significant board experience, including service on the board of a stock exchange.

Gloria S. Nelund. Ms. Nelund’s significant executive and investment management industry experience, including service as chief executive officer of two investment advisory firms, and her experience as a co-founder and chief executive officer of an investment firm.

Deanna M. Mulligan. Ms. Mulligan’s experience as a senior executive at Guardian, the majority owner of RS Investments, including her current service as chief executive officer and president of Guardian.

Matthew H. Scanlan. Mr. Scanlan’s experience as chief executive officer and president of RS Investments and his prior experience as the chief executive officer of an investment management firm.

Beneficial Ownership

The following table discloses the dollar range of equity securities beneficially owned by each Trustee in any Fund and, on an aggregate basis, in all of the RS funds overseen by the Trustees in the Fund Complex as of December 31, 2012.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds in the Fund Complex
Independent Trustees
Judson Bergman	RS Global Natural Resources Fund $10,001 - $50,000 RS International Growth Fund $10,001 - $50,000 RS Technology Fund $10,001 - $50,000 RS Value Fund $10,001 - $50,000	>$100,000

Dennis Bushe	RS Emerging Markets Fund $10,001 - $50,000 RS Small Cap Growth Fund $10,001 - $50,000	$50,001 - $100,000

Kenneth R. Fitzsimmons Jr.	RS Floating Rate Fund >$100,000 RS Partners Fund $10,001 - $50,000 RS Strategic Income Fund >$100,000	>$100,000

Anne M. Goggin, Esq.	RS Emerging Markets Fund $50,001 - $100,000 RS Global Natural Resources Fund $50,001 - $100,000 RS Large Cap Alpha Fund $50,001 - $100,000 RS Tax-Exempt Fund $1 - $10,000	>$100,000
Christopher C. Melvin Jr.	RS Floating Rate Fund $50,001 - $100,000 RS Global Natural Resources Fund $50,001 - $100,000 RS International Growth Fund $10,001 - $50,000	>$100,000
Gloria S. Nelund	RS Technology Fund $10,001 - $50,000	$10,001 - $50,000

Interested Trustees
Deanna M. Mulligan[1]	RS Large Cap Alpha Fund $50,001 - $100,000	$50,001 - $100,000
Matthew H. Scanlan[1]	None	None

[1]

Ms. Mulligan is an “interested person” under the 1940 Act by virtue of her position with Guardian, the parent of GIS, which owns a majority of the ownership interest in RS Investments, the Trust’s investment adviser, and by virtue of her position as chairman of the board of directors of RS Investments. Mr. Scanlan is an “interested person” under the 1940 Act by virtue of his position at RS Investments.

As of December 31, 2012, none of the current Independent Trustees or their immediate family members owned beneficially any class of security in RS Investments, GIS, the principal underwriter of the Funds, Guardian Baillie Gifford Limited (“GBG”), or Baillie Gifford Overseas Limited (“BG Overseas”), or in any entity (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with RS Investments, GIS, GBG, or BG Overseas.

Compensation

Pursuant to the terms of the investment advisory agreement between the Trust, on behalf of each Fund and RS Investments (the “Advisory Agreement”), RS Investments pays all compensation of officers of the Trust as well as the fees and expenses of all Trustees of the Trust who are interested persons of the Trust (as defined in the 1940 Act). Each Fund pays its allocable portion of independent Trustee fees and expenses based on each such Fund’s net asset value.

The table below sets forth the compensation received by the Trustees from each Fund and the aggregate compensation paid to the Trustees by all the funds in the RS Fund Complex for the fiscal year ended December 31, 2012. Each Fund pays its allocable portion of Trustee fees and expenses based on each such Fund’s net asset value. Ms. Mulligan and Mr. Scanlan, as interested trustees, are not paid compensation by the Funds.

Compensation Table For The Year Ended December 31, 2012
Name of Fund	Judson Bergman	Dennis Bushe	Kenneth R. Fitzsimmons Jr.	Anne M. Goggin, Esq.	Christopher C. Melvin Jr.	Gloria S. Nelund	John P. Rohal[3]
RS Partners Fund	$10,829.42	$10,494.34	$11,786.13	$19,192.32	$10,885.80	$14,836.89	$4,172.41
RS Value Fund	$7,905.57	$7,691.15	$8,638.49	$14,287.39	$7,978.22	$10,658.06	$3,228.91
RS Large Cap Alpha Fund	$4,083.71	$3,957.04	$4,443.69	$7,232.54	$4,104.51	$5,594.07	$1,559.37
RS Investors Fund	$90.31	$87.59	$98.38	$160.39	$90.86	$123.76	$35.18
RS Global Natural Resources Fund	$21,470.55	$20,678.35	$23,215.19	$37,013.89	$21,447.07	$29,951.83	$7,470.92
RS Small Cap Growth Fund	$3,451.97	$3,343.48	$3,753.68	$6,066.59	$3,467.79	$4,761.19	$1,257.66

RS Select Growth Fund	$1,183.26	$1,136.11	$1,275.40	$1,965.85	$1,178.32	$1,712.33	$353.62
RS Mid Cap Growth Fund	$366.75	$355.41	$399.10	$645.14	$368.64	$506.71	$135.80
RS Growth Fund	$623.12	$603.55	$677.68	$1,098.34	$626.02	$856.97	$231.48
RS Technology Fund	$1,247.15	$1,216.05	$1,365.73	$2,259.71	$1,261.42	$1,683.34	$505.65
RS Small Cap Equity Fund	$616.36	$599.23	$673.00	$1,105.06	$621.58	$838.03	$244.04
RS International Growth Fund	$4,021.59	$3,858.42	$4,332.57	$6,736.43	$4,002.09	$5,766.88	$1,282.84
RS Emerging Markets Fund	$10,412.76	$10,091.46	$11,332.28	$18,429.52	$10,467.43	$14,279.33	$3,956.84
RS Global Growth Fund	$163.19	$157.43	$176.80	$284.57	$163.30	$225.85	$60.32
RS China Fund	$131.90	$127.81	$143.54	$232.16	$132.58	$182.28	$49.42
RS Investment Quality Bond Fund	$1,288.60	$1,247.54	$1,400.50	$2,256.07	$1,293.89	$1,783.03	$461.06
RS Low Duration Bond Fund	$9,102.22	$8,782.18	$9,856.44	$15,626.90	$9,107.72	$12,781.92	$3,002.13
RS High Yield Fund	$849.33	$822.61	$923.68	$1,496.74	$853.24	$1,168.62	$316.13
RS Tax-Exempt Fund	$2,804.83	$2,715.78	$3,049.09	$4,897.76	$2,816.78	$3,898.60	$1,000.01
RS High Income Municipal Bond Fund	$1,546.35	$1,488.15	$1,669.46	$2,620.46	$1,543.10	$2,186.21	$472.50
RS Floating Rate Fund	$8,817.48	$8,490.81	$9,532.14	$14,940.93	$8,806.36	$12,552.76	$2,840.36
RS Strategic Income Fund	$592.64	$573.51	$643.76	$1,028.29	$594.81	$827.93	$203.23
RS Money Market Fund	$2,690.56	$2,609.10	$2,929.64	$4,765.45	$2,706.24	$3,688.50	$1,015.34

Pension or Retirement Benefits Accrued as Part of Trust Expenses	—	—	—	—	—	—	—
Estimated Annual Benefits Upon Retirement	—	—	—	—	—	—	—
Total Cash Compensation From Fund Complex1, [2]	$111,200.00	$107,500.00	$120,700.00	$194,063.50	$111,500.00	$154,188.00	$40,080.00

[1]	The Fund Complex consists of the series of the Trust and RS Variable Products Trust.
[2]	These are actual amounts paid by all of the Funds for the fiscal year ended December 31, 2012; these amounts include fees paid by Funds that were liquidated during the fiscal year ended December 31, 2012.
[3]	Mr. Rohal resigned from the Board of Trustees effective November 28, 2012. Mr. Rohal waived receipt of fees from the Funds effective July 1, 2012.

Waivers of Certain Sales Loads

If you hold shares through a financial intermediary and you believe you qualify for a sales load waiver, please notify your financial intermediary prior to purchase. You will be required to show proof of your eligibility for a sales load waiver. It is possible that a financial intermediary may not be able to offer one or more of these categories of waivers. If this situation occurs, it is possible that you would need to invest directly through RS Investments in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.

There is no initial sales load on Class A shares of RS Money Market Fund.

Class A share purchases are available without initial or contingent deferred sales loads to:

•	RS Investments, GIS, Guardian, their subsidiaries, or any of their separate accounts;

•	present and retired directors, managers, officers, employees, general agents, and field representatives of RS Investments, GIS, Guardian, or their subsidiaries;

•	present and retired directors, trustees, or officers of any open-end investment management company within the RS fund complex;

•	trustees or custodians of any employee benefit plan, IRA, Keogh plan, or trust established for the benefit of RS Investments, GIS, or Guardian employees and officers named previously;

•	present and retired directors, trustees, officers, partners, and employees of broker-dealer firms that have written sales agreements with RS Investments or GIS;

•	spouses, parents, siblings, children, and grandchildren of the individuals named above;

•	qualified retirement platforms and/or IRA platforms that have an agreement with GIS to offer shares at NAV;

•	direct rollovers into an RS Investment Trust IRA from a qualified retirement plan that is invested in RS Investment Trust;

•

any trust company or bank trust department, that has an agreement with GIS to offer shares at NAV, exercising discretionary investment authority and holding unallocated accounts in a fiduciary, agency, custodial, or similar capacity;

•	certain financial intermediaries such as broker-dealers, financial institutions, and registered investment advisers whose clients are investing via fee-based “wrap account” programs; and

•

accounts that held shares of any of RS Select Growth Fund, RS Small Cap Growth Fund, RS Growth Fund, RS Technology Fund, RS Mid Cap Growth Fund, RS Global Natural Resources Fund, RS Investors Fund, RS Partners Fund, or RS Value Fund as of October 6, 2006, and have continuously held shares of one or more RS Fund(s) since October 6, 2006.

In addition, Class A share purchases are available without initial or contingent deferred sales loads to accounts that held shares of Oak Value Fund, the predecessor fund of RS Capital Appreciation Fund (which, as of March 25, 2013, was reorganized into RS Growth Fund), as of September 3, 2010, and have continuously held shares of one or more of the RS Funds since September 7, 2010.

Eligibility for the sales load waivers above is subject to the policies, procedures, and trading functionality of the relevant financial intermediary. Accounts held through certain financial intermediaries may not be eligible.

If you are responsible (as a trustee or otherwise) for the investment management of an institutional investor (e.g., a company, foundation, trust, endowment, or other entity) or are employed in the division of a company that has that responsibility, and the institutional investor has in excess of $10 million managed by RS Investments or its affiliates on a private-advisory-account basis and/or invested in one or more pooled vehicles managed by RS Investments or its affiliates, you may be eligible to purchase Class A shares without any initial sales load. Please call (888) 772-6648 for more information.

You may also qualify for a reduced initial sales load through the Rights of Accumulation program and through investment by letter of intent. Information about sales loads and sales load reductions and waivers is also provided in the Prospectus, which is available free of charge on the Funds’ website, www.RSinvestments.com.

Codes of Ethics

The Trust, RS Investments, GIS, GBG, and BG Overseas have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act that permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by a Fund.

Control Persons and Principal Holders

As of April 1, 2013, to the Funds’ knowledge, the shareholders who owned of record 5% or more of the outstanding shares of any class of any Fund were as set forth in the following table.

SHAREHOLDER	Percentage of Outstanding Shares of Fund Owned
RS CHINA FUND (CLASS A)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	92.11%
RS HIGH INCOME MUNICIPAL BOND FUND (CLASS A)
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	30.63%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	18.34%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	10.88%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	9.17%
RS LOW DURATION BOND FUND (CLASS A)
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	26.17%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	23.91%

NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	9.69%
RS EMERGING MARKETS FUND (CLASS A)
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	30.76%
CHARLES SCHWAB & CO., INC. ATTN: MUTUAL FUND OPS 101 MONTGOMERY ST. SAN FRANCISCO CA 94104-4151	14.15%
GUARDIAN INSURANCE & ANNUITY CO INC SEPARATE ACCOUNT L - ADV 146 ATTN EQUITY ACCOUNTING 3S-18 3900 BURGESS PL BETHLEHEM PA 18017-9097	5.57%
RS FLOATING RATE FUND (CLASS A)
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	49.92%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	9.92%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	8.11%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.67%
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	6.57%
RS GLOBAL GROWTH FUND (CLASS A)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	92.36%

RS GLOBAL NATURAL RESOURCES FUND (CLASS A)
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	28.75%
CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUNDS DEPARTMENT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	20.28%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	7.08%
RS GROWTH FUND (CLASS A)
CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	17.51%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	12.42%
RS HIGH YIELD FUND (CLASS A)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	32.54%
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN: KATE WITZKE 7 HANOVER SQARE H 17-B NEW YORK NY 10004	12.31%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	8.55%
GUARDIAN INSURANCE & ANNUITY CO INC SEPARATE ACCOUNT L - ADV41 ATTN EQUITY ACCOUNTING 3S-18 3900 BURGESS PL BETHLEHEM PA 18017-9097	6.17%

SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.95%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	5.33%
RS INTERNATIONAL GROWTH FUND (CLASS A)
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	14.41%
GUARDIAN INSURANCE & ANNUITY CO INC SEPARATE ACCOUNT L - ADV 44 ATTN EQUITY ACCOUNTING 3S-18 3900 BURGESS PL BETHLEHEM PA 18017-9097	12.27%
WELLS FARGO BANK NA FBO SMITH CENTER-MAIN PO BOX 1533 MINNEAPOLIS MN 55480-1533	6.33%
RS INVESTMENT QUALITY BOND FUND (CLASS A)
GUARDIAN INSURANCE & ANNUITY CO INC SEPARATE ACCOUNT L - ADV 42 ATTN EQUITY ACCOUNTING 3S-18 3900 BURGESS PL BETHLEHEM PA 18017-9097	19.07%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	15.27%
CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	10.98%

RS INVESTORS FUND (CLASS A)
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	19.85%
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	6.76%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	5.65%
CHARLES SCHWAB & CO INC REINVEST ACCOUNT FBO CUSTOMERS ACCOUNT ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5.01%
RS LARGE CAP ALPHA FUND (CLASS A)
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	10.36%
THE GUARDIAN VALUE LINE QUALIFIED ACCT #03 OF THE GUARDIAN INS & ANNUITY & CO ATTN EQUITY ACCOUNTING PO BOX 26210 BETHLEHEM PA 18002	5.42%
RS MID CAP GROWTH FUND (CLASS A)
CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUNDS DEPARTMENT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	17.44%

NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	16.22%
RS MONEY MARKET FUND (CLASS A)
NATIONAL FINANCIAL SERVICES CORP FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MIKE MCLAUGHLIN PO BOX 3908 NEW YORK NY 10008-3908	73.69%
GUARDIAN INSURANCE & ANNUITY CO INC SEPARATE ACCOUNT L - ADV 43 ATTN EQUITY ACCOUNTING 3S-18 3900 BURGESS PL BETHLEHEM PA 18017-9097	11.37%
RS PARTNERS FUND (CLASS A)
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	23.84%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	16.87%
CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUNDS DEPARTMENT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	7.54%
STATE STREET BANK & TRUST AS TTEE FOR ADVENTIST HEALTHCARE RETIREMENT PLAN 105 ROSEMONT RD WESTWOOD MA 02090-2318	5.55%
RS SELECT GROWTH FUND (CLASS A)
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	19.76%

NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	17.19%
CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUNDS DEPARTMENT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	13.39%
RS SMALL CAP EQUITY FUND (CLASS A)
GUARDIAN INSURANCE & ANNUITY CO INC SEPARATE ACCOUNT L - ADV 145 ATTN EQUITY ACCOUNTING 3S-18 3900 BURGESS PL BETHLEHEM PA 18017-9097	28.47%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	13.14%
RS SMALL CAP GROWTH FUND (CLASS A)
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	45.65%
CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUNDS DEPARTMENT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	11.87%
RS STRATEGIC INCOME FUND (CLASS A)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	59.76%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	9.36%

NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	8.48%
RS TAX-EXEMPT FUND (CLASS A)
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	17.89%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	17.40%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	14.79%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	10.06%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	6.39%
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	5.28%

RS TECHNOLOGY FUND (CLASS A)
CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUNDS DEPARTMENT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	15.40%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	11.94%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	5.39%
RS VALUE FUND (CLASS A)
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	18.09%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	15.48%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	10.00%

CHARLES SCHWAB & CO INC REINVEST ACCOUNT FBO CUSTOMERS ACCOUNT ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	8.75%
STATE STREET CORPORATION CUST FBO ADP ACCESS IRA 1 LINCOLN ST BOSTON MA 02111-2901	7.05%
RS CHINA FUND (CLASS C)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	99.20%
RS HIGH INCOME MUNICIPAL BOND FUND (CLASS C)
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	21.71%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	21.68%
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	11.91%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	7.62%

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	7.62%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	7.30%
RS LOW DURATION BOND FUND (CLASS C)
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	20.25%
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	15.80%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	13.97%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	9.81%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	8.10%
RS EMERGING MARKETS FUND (CLASS C)
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	24.95%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	18.50%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	15.33%
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	12.99%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	6.46%

UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	5.56%
RS FLOATING RATE FUND (CLASS C)
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	24.48%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	23.74%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	17.67%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	9.82%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	7.78%
RS GLOBAL GROWTH FUND (CLASS C)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	97.49%
RS GLOBAL NATURAL RESOURCES FUND (CLASS C)
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	22.04%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	16.30%

SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	14.74%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	13.30%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	7.57%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	7.04%
RS GROWTH FUND (CLASS C)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	47.12%
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	21.99%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	7.21%

RS HIGH YIELD FUND (CLASS C)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	37.87%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	21.61%
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	9.23%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	5.90%
RS INTERNATIONAL GROWTH FUND (CLASS C)
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	23.01%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	18.04%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	12.83%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	9.84%

RS INVESTMENT QUALITY BOND FUND (CLASS C)
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	18.29%
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	17.21%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	13.92%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	5.92%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	5.24%
RS INVESTORS FUND (CLASS C)
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	24.79%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	13.01%
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	11.66%

NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	10.95%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.80%
AMERICAN ENTERPRISE INV SVCS 707 2ND AVENUE SOUTH MINNEAPOLIS MN 55402-2405	5.02%
RS LARGE CAP ALPHA FUND (CLASS C)
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	19.91%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	15.75%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	12.92%

NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	9.55%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	7.59%
RS MID CAP GROWTH FUND (CLASS C)
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	35.41%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	19.72%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	13.18%
RS MONEY MARKET FUND (CLASS C)
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	28.74%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	15.00%

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	13.03%
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	9.75%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	7.39%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	6.41%
RS SELECT GROWTH FUND (CLASS C)
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	21.20%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	20.60%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	10.63%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	8.99%

NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	7.88%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.98%
RS SMALL CAP EQUITY FUND (CLASS C)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	58.99%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	13.43%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	10.36%
RS SMALL CAP GROWTH FUND (CLASS C)
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	17.20%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	15.74%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	6.30%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	6.07%
RS STRATEGIC INCOME FUND (CLASS C)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	18.38%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	12.91%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	9.03%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	7.81%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	7.33%
RS TAX-EXEMPT FUND (CLASS C)
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	23.68%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	18.12%

SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	16.33%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	9.57%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	6.50%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	5.00%

RS TECHNOLOGY FUND (CLASS C)
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	28.83%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	20.18%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	14.62%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	9.11%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	6.44%
RS VALUE FUND (CLASS C)
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	20.78%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	19.57%

NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	14.23%
SPECIAL CUSTODY ACCT 0OR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.59%
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	9.32%
UBS WM USA ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD 5TH FL WEEHAWKEN NJ 07086-6761	8.42%
RS CHINA FUND (CLASS K)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	100.00%

RS LOW DURATION BOND FUND (CLASS K)
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	46.38%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	9.91%
RS EMERGING MARKETS FUND (CLASS K)
STATE STREET CORPORATION CUSTODIAN FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	68.34%
RS FLOATING RATE FUND (CLASS K)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	54.28%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	13.24%
LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	9.38%

RS GLOBAL GROWTH FUND (CLASS K)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	99.69%
RS GLOBAL NATURAL RESOURCES FUND (CLASS K)
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUAL FIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001	20.87%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	11.86%
FIFTH THIRD BANK TTEE FBO:MEMORIAL HOSPITAL INV MGMT P.O. BOX 3385 CINCINNATI OH 45263-0001	8.24%
RS GROWTH FUND (CLASS K)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	83.75%
RS HIGH YIELD FUND (CLASS K)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	76.94%

RS INVESTMENT QUALITY BOND FUND (CLASS K)
MG TRUST COMPANY CUST. FBO KENNEDY INDUSTRIES, INC. 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	8.49%
MG TRUST COMPANY CUST. FBO THE PLASTIC SURGERY CENTER, PA 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	5.35%
RS INVESTORS FUND (CLASS K)
MG TRUST COMPANY CUST. FBO L & S PACKING, CO., INC. 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	30.52%
MG TRUST COMPANY CUST. FBO ALLIANT INTEGRATORS, INC. 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	12.83%
MG TRUST COMPANY CUST. FBO EPD CONSULTANTS, INC. 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	11.81%
MG TRUST COMPANY CUST. FBO JOBY SMITH & ASSOCIATES 700 17TH STREET SUITE 300 DENVER CO 80202-3531	11.68%

MG TRUST COMPANY CUST. FBO PHILIP J. ORISEK, MD, INC. 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	8.13%
XXXXX MG TRUST COMPANY CUST FBO EAST TEXAS POOL SERVICE 401K 717 17TH ST STE 1300 DENVER CO 80202-3304	5.40%
RS LARGE CAP ALPHA FUND (CLASS K)
STATE STREET CORPORATION CUSTODIAN FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	39.19%
FRONTIER TRUST COMPANY FBO PEERLESS TRANSPORT 401(K) PLAN 206 01 PO BOX 10758 FARGO ND 58106-0758	7.60%

RS MID CAP GROWTH FUND (CLASS K)
MG TRUST COMPANY CUST. FBO STORMSOURCE SOFTWARE, INC. 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	8.63%
MG TRUST COMPANY CUST. FBO BERLIN EMERGENCY MEDICAL SERVICES, 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	7.99%
MG TRUST COMPANY CUST. FBO CLARKSON SHIPPING SERVICES USA, IN 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	7.89%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	7.57%
MG TRUST COMPANY CUST. FBO CAROL LONGO CONSULTING, LLC 700 17TH STREET SUITE 300 DENVER CO 80202-3531	5.32%
RS PARTNERS FUND (CLASS K)
MG TRUST COMPANY CUST. FBO THE PLASTIC SURGERY CENTER, PA 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	6.14%
MG TRUST COMPANY CUST. FBO BARCLAY BUTERA, INC. 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	5.67%

RS SELECT GROWTH FUND (CLASS K)
MG TRUST COMPANY CUST. FBO CLARKSON SHIPPING SERVICES USA, IN 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	25.78%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	20.38%
MG TRUST COMPANY CUST. FBO PHILIP J. ORISEK, MD, INC. 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	12.52%
MG TRUST COMPANY CUST. FBO ALABAMA ALLERGY & ASTHMA CENTER, L 700 17TH STREET SUITE 300 DENVER CO 80202-3531	8.51%
MG TRUST COMPANY CUST. FBO L & S PACKING, CO., INC. 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	5.02%
RS SMALL CAP EQUITY FUND (CLASS K)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	18.87%
RS SMALL CAP GROWTH FUND (CLASS K)
WTRISC AS AGENT FBO THE OCEAN REEF CLUB INC NO EXCESS A/C 079690-006.1 PO BOX 52129 PHOENIX AZ 85072-2129	10.79%
STATE STREET CORPORATION CUST FBO ADP ACCESS IRA 1 LINCOLN ST BOSTON MA 02111-2901	8.09%

MG TRUST COMPANY CUST. FBO CLARKSON SHIPPING SERVICES USA, IN 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	7.95%
MG TRUST COMPANY CUST. FBO PRINTABLE SERVICES, LLC 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	7.11%
RS STRATEGIC INCOME FUND (CLASS K)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	76.72%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	17.43%
RS TECHNOLOGY FUND (CLASS K)
MG TRUST COMPANY CUST. FBO PENN WEALTH PLANNING, LLC 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	13.73%
MG TRUST COMPANY CUST. FBO SUNRISE ERECTORS, INC 700 17TH STREET SUITE 300 DENVER CO 80202-3531	13.20%

MG TRUST COMPANY CUST. FBO CLARKSON SHIPPING SERVICES USA, IN 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	10.68%
MG TRUST COMPANY CUST. FBO ELECTRONIC FUNDS TRANSFER CORPORAT 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	8.34%
MG TRUST COMPANY CUST. FBO L & S PACKING, CO., INC. 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	6.03%
MG TRUST COMPANY CUST. FBO SEVEN HILLS ENDODONTICS 700 17TH STREET SUITE 300 DENVER CO 80202-3531	5.89%
MG TRUST COMPANY CUST. FBO DUBAN ACCOUNTANCY, LLP 700 17TH STREET SUITE 300 DENVER CO 80202-3531	5.35%
RS VALUE FUND (CLASS K)
NEW YORK LIFE TRUST COMPANY C/F 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	29.73%
MILLER & LONG EMPLOYEES PROFIT SHARING PLAN MILLER & LONG CO INC 4824 RUGBY AVE BETHESDA MD 20814-3019	24.40%

RS CHINA FUND (CLASS Y)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	98.98%
RS HIGH INCOME MUNICIPAL BOND FUND (CLASS Y)
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	22.50%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	17.24%
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	17.04%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	14.00%
LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	12.63%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	8.89%
RS EMERGING MARKETS FUND (CLASS Y)
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	29.26%

SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	13.80%
MAC & CO A/C BOEF1406002 MUTUAL FUND OPERATIONS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230-3198	10.88%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	10.75%
WELLS FARGO BANK FBO VARIOUS RETIREMENT PLANS 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-1076	8.93%
RS FLOATING RATE FUND (CLASS Y)
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	27.94%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	22.87%

SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	19.22%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	7.19%
LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	5.59%
RS GLOBAL GROWTH FUND (CLASS Y)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	75.89%
STATE STREET BANK &TRUST AS TTEE FOR EAGLE INDUSTRIES Q/A DTD 06/01/1990 ATTN STS MUTUAL FUND 1200 CROWN COLONY DR # CC10313 QUINCY MA 02169-0938	23.12%
RS GLOBAL NATURAL RESOURCES FUND (CLASS Y)
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	19.63%

CHARLES SCHWAB & CO INC ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	19.18%
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	11.11%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	7.65%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	6.94%
RS CHINA FUND (CLASS Y)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	98.98%
RS GROWTH FUND (CLASS Y)
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	33.82%
RENEE R HODGES 4010 DOVER RD DURHAM NC 27707-5401	6.18%

SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.05%
CHARLES SCHWAB & CO INC ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5.18%
STATE STREET BANK & TRUST CUST IRA JOHN R CLEMENS 707 INDIAN CAMP CREEK RD HOT SPRINGS NC 28743-7290	5.08%
RS HIGH YIELD FUND (CLASS Y)
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	34.14%

TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	28.19%
LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	22.12%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	5.48%
RS INTERNATIONAL GROWTH FUND (CLASS Y)
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	21.26%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	12.33%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	7.66%
JP MORGAN CHASE TTEE NORTHSHORE LONG ISLAND JEWISH HEAL 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	6.39%
RS INVESTMENT QUALITY BOND FUND (CLASS Y)
WELLS FARGO BANK FBO VARIOUS RETIREMENT PLANS 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-1076	62.34%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	9.99%

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	8.52%
LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	7.40%
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	6.75%
RS INVESTORS FUND (CLASS Y)
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	18.70%
CHARLES SCHWAB & CO INC ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	9.73%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	8.87%
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	8.28%
RS LARGE CAP ALPHA FUND (CLASS Y)
WELLS FARGO BANK FBO VARIOUS RETIREMENT PLANS 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-1076	82.48%
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	30.65%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	23.86%
LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	13.20%

NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	9.92%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	8.35%
RS MID CAP GROWTH FUND (CLASS Y)
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	40.55%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	16.76%
CHARLES SCHWAB & CO INC ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	15.38%
LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	15.02%
RS PARTNERS FUND (CLASS Y)
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	37.19%
JPMORGAN CHASE AS TRUSTEE FBO SAFEWAY 401(K) PLAN 11500 OUTLOOK ST OVERLAND PARK KS 66211-1804	15.11%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	6.95%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	6.31%

RS SELECT GROWTH FUND (CLASS Y)
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	21.27%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	19.29%
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	17.81%
LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	14.93%
CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	7.77%

RS SMALL CAP EQUITY FUND (CLASS Y)
WELLS FARGO BANK FBO VARIOUS RETIREMENT PLANS 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-1076	97.07%
RS SMALL CAP GROWTH FUND (CLASS Y)
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	8.90%
STATE OF LOUISIANA, TRUSTEE FBO LOUISIANA PUBLIC EMPLOYEES DCP 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	7.80%
THE NORTHERN TRUST CO AS TRUSTEE FBO AMERICAN RED CROSS – DV PO BOX 92994 CHICAGO IL 60675-2994	7.76%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.89%
CHARLES SCHWAB & CO INC ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5.07%
RS STRATEGIC INCOME FUND (CLASS Y)
LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	39.63%
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA INVESTMENT ACCTING ATTN RON PICIULLO 7 HANOVER SQUARE H 17-B NEW YORK NY 10004-4025	15.53%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	15.47%
RS TAX EXEMPT BOND FUND (CLASS Y)
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	40.52%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	19.89%
LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	11.09%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	7.78%
RS TECHNOLOGY FUND (CLASS Y)
MERRILL LYNCH PIERCE FENNER & SMITH MERRILL LYNCH FINANCIAL DATA SERV 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	30.10%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	18.52%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	15.96%
ANDERSON INTERNET AGE LLC 402 INDUSTRIAL LN BIRMINGHAM AL 35211-4465	7.17%

RS VALUE FUND (CLASS Y)
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF 2801 MARKET ST SAINT LOUIS MO 63103-2523	66.22%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	7.36%
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	6.80%

As of April 1, 2013, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of each class of each Fund.

The Trust’s Declaration of Trust and By-Laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust and By-Laws that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

INVESTMENT ADVISORY AND OTHER SERVICES

RS Investments

RS Investments, a Delaware limited liability company, 388 Market Street, Suite 1700, San Francisco, CA 94111, is the investment adviser of each of the Funds. RS Investments or its investment advisory affiliates have been managing mutual fund investments since 1987.

GIS, a wholly owned subsidiary of Guardian, owns a majority of the ownership interests in RS Investments. No person other than GIS owns more than 25% of the ownership interests in RS Investments. Mr. Matthew H. Scanlan, Chief Executive Officer of RS Investments, serves as the Trust’s President and Principal Executive Officer. Ms. Nina Gupta, General Counsel of RS Investments, serves as the Trust’s Chief Legal Officer, Secretary and Vice President. Mr. Glen M. Wong, Fund Controller of RS Investments, serves as the Trust’s Treasurer and Principal Financial and Accounting Officer. Mmes. Marianne Clark and Jessica R. Hale, each Counsel of RS Investments, serve as the Trust’s Assistant Secretaries. The board of directors of RS Investments consists of eight members, including a chairman who is the Chief Executive Officer of Guardian, three other members designated by GIS, two members selected by RS Investments, one non-employee member selected by GIS and one non-employee member selected by the management of RS Investments.

Pursuant to the Advisory Agreement, RS Investments, at its expense, furnishes investment management services with respect to the assets of each Fund, consistent with the investment objective and policies of such Fund and subject to the supervision and direction of the Trust’s Board of Trustees, and (i) furnishes the Trust with investment advice, research, and recommendations with respect to the investment of each Fund’s assets and the purchase and sale of its portfolio securities, (ii) furnishes the Trust and each Fund with reports, statements, and other data on securities, economic conditions, and other pertinent subjects, and (iii) in general, superintends and manages the investments of each Fund, subject to the ultimate supervision and direction of the Board of Trustees. In addition, the Advisory Agreement sets forth the role of RS Investments with respect to the selection and oversight of sub-advisers.

In addition, the Advisory Agreement states that RS Investments provides administrative services for the management and operation of each Fund and furnishes such office space and personnel as are needed by the Funds. The services of RS Investments to the Funds are not deemed to be exclusive, and RS Investments may provide similar or different services to others, so long as its ability to render the services provided for in the Advisory Agreement will not be impaired thereby.

The Advisory Agreement provides that RS Investments shall not, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard by it of its obligations or duties, be subject to liability to the Trust or any Fund or the shareholders of any Fund for any act or omission in the course of, or connected with, its rendering services thereunder, or for any losses that may be sustained in the purchase, holding, or sale of any security by the Fund.

The Advisory Agreement provides that RS Investments may, at its option and expense with respect to a Fund, appoint a sub-adviser or sub-advisers. The Advisory Agreement also states that unless the Board of Trustees specifies otherwise in connection with its approval of any such delegation or unless any agreement pursuant to which such delegation is effected specifies otherwise, (i) the obligation of RS Investments in respect of the activities of any such sub-adviser shall be to provide the Board of Trustees its recommendation as to the initial selection of the sub-adviser and as to the periodic renewal of the sub-advisory agreement, and to oversee generally the performance by such sub-adviser of its obligations to the Fund in question over time and to report to the Board of Trustees periodically as to its evaluation of the performance of such sub-adviser and as to the nature and scope of such general oversight, and (ii) assuming compliance by RS Investments with its obligation set out in clause (i) of this sentence in accordance with the standard of care set out in the Advisory Agreement, RS Investments shall not be responsible or have any liability for any investment decision or any other act or omission on the part of any sub-adviser, including without limitation any error or mistake of judgment on the part or the sub-adviser or failure by the sub-adviser to comply with any policies, procedures, guidelines, or objectives of any Fund, RS Investments, or the sub-adviser.

Guardian Investor Services LLC

GIS serves as the sub-adviser for RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund, RS Strategic Income Fund, and RS Money Market Fund (the “GIS Sub-Advised Funds”). GIS and RS Investments have entered into a written Sub-Advisory, Sub-Administration and Accounting Services Agreement pursuant to which GIS provides sub-advisory services with respect to the GIS Sub-Advised Funds, subject to the general oversight of RS Investments and the Board of Trustees of the Trust.

The Sub-Advisory, Sub-Administration and Accounting Services Agreement will remain in effect with respect to each GIS Sub-Advised Fund for a period of one year, unless sooner terminated, and thereafter will continue in effect from year to year so long as continuance is specifically approved at least annually by (a) either (i) a majority of the outstanding securities of the respective GIS Sub-Advised Funds or (ii) the Board of Trustees of the Trust, and (b) a vote of the majority of the Trustees who are not parties to the Agreement or “interested persons” of RS Investments or GIS, cast in person at a meeting called for the purpose of voting on such continuance.

With respect to its provision of sub-advisory services, GIS shall not, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or obligations, be liable to a GIS Sub-Advised Fund, the Trust, or to any shareholder of a GIS Sub-Advised Fund for any act or omission in the course of, or connected with, rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security by the GIS Sub-Advised Fund.

Guardian Baillie Gifford Limited

Pursuant to a Sub-Advisory, Sub-Administration and Accounting Services Agreement between GBG and RS Investments, GBG serves as the sub-adviser for RS International Growth Fund and RS Global Growth Fund (the “GBG Sub-Advised Funds”). GBG was formed in November 1990 through a joint venture between The Guardian Insurance & Annuity Company, Inc., a wholly owned subsidiary of Guardian, and BG Overseas, which is wholly owned by Baillie Gifford & Co. GBG has entered into a investment sub-sub-advisory agreement with BG Overseas pursuant to which BG Overseas serves as sub-sub-adviser for the GBG Sub-Advised Funds and manages the day-to-day operations of each GBG Sub-Advised Fund’s portfolio, subject to the general oversight of GBG, RS Investments, and the Board of Trustees of the Trust.

The Sub-Advisory, Sub-Administration and Accounting Services Agreement will remain in effect with respect to each GBG Sub-Advised Fund for a period of one year, unless sooner terminated, and thereafter will continue in effect from year to year so long as continuance is specifically approved at least annually by (a) either (i) a majority of the outstanding securities of the respective GBG Sub-Advised Fund or (ii) the Board of Trustees of the Trust, and (b) a vote of the majority of the Trustees who are not parties to the sub-investment advisory agreement or “interested persons” of RS Investments or GBG, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated with respect to a GBG Sub-Advised Fund at any time, without payment of any penalty, by the Board of Trustees of the Trust or by a vote of a majority of voting securities of such GBG Sub-Advised Fund, upon sixty (60) days written notice to GBG, and by GBG upon sixty (60) days written notice to the Trust.

With respect to its provision of sub-advisory services, GBG shall not, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or obligations, be liable to a GBG Sub-Advised Fund, the Trust, or to any shareholder of a GBG Sub-Advised Fund for any act or omission in the course of, or connected with, rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security by the GBG Sub-Advised Fund.

Baillie Gifford Overseas Limited

BG Overseas is the sub-sub-investment adviser for the GBG Sub-Advised Funds pursuant to a sub-sub-investment advisory agreement with GBG. Pursuant to this sub-sub-investment advisory agreement, BG Overseas manages the day-to-day operations of each GBG Sub-Advised Fund’s portfolio. In so doing, BG Overseas has full discretion to purchase and sell portfolio securities, to select brokers for the execution of such purchases, sales, and to negotiate brokerage commissions, if any, subject to monitoring by GBG. GBG monitors and evaluates the performance of BG Overseas.

The sub-sub-investment advisory agreement will continue in full force and effect with respect to each GBG Sub-Advised Fund for a period of one year, unless sooner terminated, and thereafter will continue in effect from year to year provided its continuance is specifically approved at least annually (1) by the Board of Directors of GBG and (2) by either (a) a majority of the outstanding securities of the respective GBG Sub-Advised Funds or (b) the Board of Trustees of the Trust, including approval by a vote of the majority of the Trustees who are not parties to the sub-sub-investment advisory agreement or “interested persons” of the Trust, GBG or BG Overseas, cast in person at a meeting called for the purpose of voting on such continuance.

The sub-sub-investment advisory agreement provides that neither BG Overseas, nor any of its officers, directors or employees shall be liable for any error of judgment or mistake of law or for any loss suffered by GBG or either GBG Sub-Advised Fund in connection with the matters to which the sub-investment advisory agreement relates, except for any loss resulting from willful misfeasance or misconduct, willful default, bad faith, or gross negligence in the performance of its or his /her duties on behalf of GBG or the Funds or from reckless disregard by BG Overseas or any such person of the duties of BG Overseas under the sub-sub-investment advisory agreement.

The sub-sub-investment advisory agreement includes a provision that if any 1940 Act requirement is relaxed by rule, regulation or order of the SEC, then any provision of the sub-sub-investment advisory agreement which reflects such 1940 Act requirement shall be deemed to incorporate the effect of such rule, regulation or order.

The sub-sub-investment advisory agreement may be terminated, without penalty, at any time by either party upon 60 days’ written notice and will terminate automatically upon its assignment. In addition, either party may terminate the sub-sub-investment advisory agreement immediately in any of the following situations: (1) the other party commits any material breach of its obligations under the agreement which, if curable, is not remedied within 30 days; (2) the dissolution of the other party; or (3) the termination or expiration of the joint venture agreement between The Guardian Insurance & Annuity Company, Inc. and BG Overseas. Termination of the sub-sub-investment advisory agreement with respect to one GBG Sub-Advised Fund will not affect its validity with respect to the other GBG Sub-Advised Fund.

Management, Administrative, and Accounting Fees

Management Fees. The Funds pay RS Investments fees as compensation for the services provided by it under the Advisory Agreement. The amount of these management fees is accrued daily and payable monthly (or more frequently) at fixed annual rates based on the average daily net assets of each Fund.

Recent Management Fees Paid by the Funds

	Management Fees[1]	Fee Waivers/Reimbursement Of Expenses[2]
RS Partners Fund
Year ended 12/31/12	$17,506,439	$(577,282)
Year ended 12/31/11	$20,929,783	—
Year ended 12/31/10	$18,978,814	$(193,998)

RS Value Fund
Year ended 12/31/12	$10,067,037	$(1,174,364)
Year ended 12/31/11	$14,988,121	$(1,129,825)
Year ended 12/31/10	$14,406,225	$(1,449,939)

RS Large Cap Alpha Fund
Year ended 12/31/12	$3,406,822	—
Year ended 12/31/11	$4,039,896	—

	Management Fees[1]	Fee Waivers/Reimbursement Of Expenses[2]
Year ended 12/31/10	$3,957,379	—

RS Investors Fund
Year ended 12/31/12	$3,527	$(147,530)
Year ended 12/31/11	$30,618	$(141,550)
Year ended 12/31/10	$0	$(164,207)

RS Global Natural Resources Fund
Year ended 12/31/12	$33,290,819	$(2,362,078)
Year ended 12/31/11	$27,046,710	$(759,446)
Year ended 12/31/10	$13,630,454	$(240,054)

RS Small Cap Growth Fund
Year ended 12/31/12	$4,722,872	$(741,277)
Year ended 12/31/11	$4,678,833	$(567,996)
Year ended 12/31/10	$3,835,276	$(534,613)

RS Select Growth Fund
Year ended 12/31/12	$1,576,465	$(391,943)
Year ended 12/31/11	$599,087	$(207,431)
Year ended 12/31/10	$441,632	$(199,166)

RS Mid Cap Growth Fund
Year ended 12/31/12	$414,708	$(105,883)
Year ended 12/31/11	$515,085	—
Year ended 12/31/10	$467,918	$(10,819)

RS Growth Fund
Year ended 12/31/12	$830,938	—
Year ended 12/31/11	$827,794	—
Year ended 12/31/10	$814,124	—

RS Technology Fund
Year ended 12/31/12	$2,089,569	—
Year ended 12/31/11	$3,033,997	—
Year ended 12/31/10	$1,821,025	—

RS Small Cap Equity Fund
Year ended 12/31/12	$759,769	$(13,586)
Year ended 12/31/11	$830,854	$(19,940)
Year ended 12/31/10	$666,822	$(60,858)

RS International Growth Fund
Year ended 12/31/12	$5,351,962	—
Year ended 12/31/11	$1,594,577	—
Year ended 12/31/10	$464,245	—

	Management Fees[1]	Fee Waivers/Reimbursement Of Expenses[2]
RS Emerging Markets Fund
Year ended 12/31/12	$17,376,182	—
Year ended 12/31/11	$19,417,909	—
Year ended 12/31/10	$18,018,871	—

RS Global Growth Fund
Year ended 12/31/12	$68,273	$(149,108)
Period from 5/16/11 to 12/31/11[3]	$63,797	$(56,878)

RS China Fund
Year ended 12/31/12	$175,278	$(67,267)
Period from 5/16/11 to 12/31/11[3]	$79,658	$(70,306)

RS Investment Quality Bond Fund
Year ended 12/31/12	$903,665	$(169,358)
Year ended 12/31/11	$784,954	$(27,933)
Year ended 12/31/10	$641,411	$(153,616)

RS Low Duration Bond Fund
Year ended 12/31/12	$6,802,695	—
Year ended 12/31/11	$3,764,628	—
Year ended 12/31/10	$2,073,073	—

RS High Yield Fund
Year ended 12/31/12	$610,414	$(239,276)
Year ended 12/31/11	$487,984	$(278,770)
Year ended 12/31/10	$432,210	$(253,768)

RS Tax-Exempt Fund
Year ended 12/31/12	$2,339,215	—
Year ended 12/31/11	$1,533,054	—
Year ended 12/31/10	$1,335,741	—

RS High Income Municipal Bond Fund
Year ended 12/31/12	$683,585	$(594,886)
Year ended 12/31/11	$62,957	$(551,607)
Year ended 12/31/10	$0	$(326,258)

RS Floating Rate Fund
Year ended 12/31/12	$5,786,476	$(3,753,460)
Year ended 12/31/11	$1,015,203	$(7,063,441)
Year ended 12/31/10	$0	$(1,316,974)

RS Strategic Income Fund
Year ended 12/31/12	$164,575	$(427,761)
Year ended 12/31/11	$0	$(515,694)
Year ended 12/31/10	$0	$(341,932)

	Management Fees[1]	Fee Waivers/Reimbursement Of Expenses[2]
RS Money Market Fund
Year ended 12/31/12	$2,020,028	—
Year ended 12/31/11	$2,057,434	—
Year ended 12/31/10	$2,176,141	—
[1]	After giving effect to any reimbursement or waiver by RS Investments.
[2]

Includes amount of management fees waived or reimbursed by RS Investments, plus the amount of any other expenses for which RS Investments reimbursed the Fund or which RS Investments bore on behalf of the Fund. For certain Funds, RS Investments was reimbursed by GIS for a portion of the management fees it waived.

[3]	The Fund commenced operations on May 17, 2011.

For its services under the Sub-Advisory, Sub-Administration and Accounting Services Agreement, RS Investments will pay GIS monthly fees for each Fund listed below in an amount equal to the applicable percentage set forth below of all fees due from such Fund to RS Investments for such month prior to any reductions as a result of any voluntary or contractual fee waiver observed or expense reimbursement borne by RS Investments with respect to that Fund for such period; provided that the monthly fee due hereunder to GIS in respect of a Fund shall be reduced in the same proportion as the fee due to RS Investments from the Fund for such period as a result of any voluntary or contractual fee waiver observed or expense reimbursement borne by RS Investments in respect of the Fund to which GIS has agreed:

Fund
RS Investment Quality Bond Fund	28%
RS Low Duration Bond Fund	28%
RS High Yield Fund	28%
RS Tax-Exempt Fund	28%
RS High Income Municipal Bond Fund	28%
RS Floating Rate Fund	28%
RS Strategic Income Fund	28%
RS Money Market Fund	28%

For its services under the Sub-Advisory, Sub-Administration and Accounting Services Agreement, GBG has the right to receive fees from RS Investments with respect to each Fund listed below at the following annual rates:

Fund	Annual Fee Rate
RS International Growth Fund	0.76%
RS Global Growth Fund	0.76%

For its services under the Sub-Sub-Investment Advisory Agreement, BG Overseas has the right to receive fees from GBG with respect to each Fund listed below at the following annual rates:

Fund	Annual Fee Rate
RS International Growth Fund	0.32%
RS Global Growth Fund	0.35%

Administrative Services. RS Investments provides administrative services to each of the Funds pursuant to the Advisory Agreement with the Funds. In addition, State Street Bank and Trust Company (“State Street”) provides certain administrative services, including treasury, Blue Sky, and tax related services, to each of the Funds pursuant to an administration agreement dated May 1, 2007, between State Street and each of the Funds, as amended from time to time. For its services under the agreement, State Street has the right to receive fees from the Funds based on a written fee schedule as may be agreed to from time to time between State Street and the Funds.

Notwithstanding the foregoing, State Street also has the right to receive fees from each Fund for Blue Sky services and reimbursement for certain out-of-pocket expenses. The administration agreement will remain in effect with respect to a Fund unless terminated by either State Street or the Fund on sixty (60) days’ prior written notice to the other party.

The table below states the total dollar amount in fees paid by the Funds to State Street under the administration agreement for the last three fiscal years.

Fund	Fees Paid Fiscal Year Ended 12/31/12	Fees Paid Fiscal Year Ended 12/31/11	Fees Paid Fiscal Year Ended 12/31/10
RS Partners Fund	$227,513	$265,035	$254,954
RS Value Fund	$167,190	$240,955	$248,652
RS Large Cap Alpha Fund	$86,205	$101,812	$104,986
RS Investors Fund	$1,981	$2,193	$2,046
RS Global Natural Resources Fund	$452,147	$345,678	$181,606
RS Small Cap Growth Fund	$72,987	$69,936	$60,329
RS Select Growth Fund	$24,317	$9,811	$8,513
RS Mid Cap Growth Fund	$7,736	$7,695	$7,465
RS Growth Fund	$13,188	$13,114	$13,720
RS Technology Fund	$27,220	$39,032	$23,453
RS Small Cap Equity Fund	$13,253	$14,345	$12,753
RS International Growth Fund	$82,982	$22,179	$7,327

Fund	Fees Paid Fiscal Year Ended 12/31/12	Fees Paid Fiscal Year Ended 12/31/11	Fees Paid Fiscal Year Ended 12/31/10
RS Emerging Markets Fund	$219,990	$244,436	$250,467
RS Global Growth Fund[1]	$3,526	$1,796	N/A
RS China Fund[1]	$2,807	$1,695	N/A
RS Investment Quality Bond Fund	$26,717	$20,278	$21,534
RS Low Duration Bond Fund	$186,546	$103,759	$62,088
RS High Yield Fund	$17,865	$16,046	$15,667
RS Tax-Exempt Fund	$58,133	$37,739	$36,625
RS High Income Municipal Bond Fund	$31,431	$15,374	$2,236
RS Floating Rate Fund	$175,692	$162,452	$16,864
RS Strategic Income Fund	$12,208	$9,485	$1,516
RS Money Market Fund	$55,064	$58,215	$64,601

[1]	The Fund commenced operations on May 17, 2011.

Expenses

Each Fund will pay all expenses related to its operation which are not borne by RS Investments, including but not limited to taxes, interest, brokerage fees and commissions, compensation paid under the Funds’ 12b-1 Plan to GIS, 7 Hanover Square, New York, New York 10004 (the “Distributor”), the Trust’s distributor, fees paid to members of the Board of Trustees who are not interested persons of the Trust, SEC fees and related expenses, state Blue Sky qualification fees, charges of custodians, transfer agents, registrars, or other agents, outside auditing, accounting, and legal services, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters.

Proxy Voting Policies

The Trust’s Board of Trustees has delegated the responsibility for voting proxies on behalf of the Funds to RS Investments, subject to the oversight of the Board of Trustees. The Board of Trustees has authorized RS Investments to delegate proxy voting authority with respect to a Fund to that Fund’s sub-adviser or sub-sub-adviser, as applicable. Pursuant to such delegations, each of RS Investments, GIS, and BG Overseas is authorized to vote proxies on behalf of the applicable Fund or Funds for which it serves as investment adviser, sub-adviser, or sub-sub-adviser, in accordance with the proxy voting policies and procedures of each such Adviser. A copy or description of the proxy voting policies and procedures to be followed by each Adviser on behalf of the Funds, including procedures to be used when a vote presents a conflict of interest, is attached hereto as Appendix B (“Proxy Voting Policies and Procedures”). Information regarding how a Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available no later than August 31 of each year (1) without charge, upon request, by calling 1-800-766-3863; or on RS Investments’ website at www.RSinvestments.com and (2) on the SEC’s website at www.sec.gov.

Portfolio Managers

Compensation. As described in the Prospectus, each Fund pays RS Investments a management fee based on a percentage of the Fund’s average daily net assets with respect to certain of the Funds. For certain Funds, RS Investments pays a portion of its management fee to GIS, or GBG, and GBG pays a portion of its management fee to BG Overseas, for sub-sub-advisory services to the GBG Sub-Advised Funds. The portfolio managers are generally paid out of the resources, including the management fees paid by the Fund, of the Fund’s adviser, sub-adviser or sub-sub-adviser, as applicable, and are not paid from any assets of the Funds or any other managed account.

In the case of the GIS Sub-Advised Funds, portfolio managers are paid by Guardian, with a portion of the total available compensation pool allocated to Guardian and GIS, respectively, based on each of those company’s assets under management. Portfolio managers for the GBG Sub-Advised Funds are compensated by BG Overseas. Portfolio managers for the other Funds are compensated by RS Investments.

A Fund’s portfolio managers often manage multiple portfolios for multiple clients. These accounts may include other mutual funds and accounts managed for insurance companies and other institutions. In the case of BG Overseas, these other accounts may also include assets for high net worth individuals, pension funds, collective investment trusts, offshore funds, hedge funds and other types of accounts. For portfolio managers of GIS, a significant portion of their portfolio management responsibility is managing the assets of Guardian’s general account, a pool of mainly fixed income assets that supports the death benefit, claims and other obligations underlying Guardian-issued life, health, disability and other insurance policies (the “Guardian Assets”). The simultaneous management of multiple portfolios potentially could give rise to conflicts of interest, as discussed herein.

The following is information regarding compensation of portfolio managers as provided by RS Investments, GIS, and BG Overseas, respectively.

1) RS Investments

RS Investments’ investment professionals receive cash compensation that is a combination of salary and bonus.

RS Investments’ investment professionals are organized in teams. In most cases, an individual is a member of one team, but in some cases an individual contributes to multiple teams. For the purposes of compensation, the firm has four operating investment teams: Hard Assets, Value, Growth, and Emerging Markets.

Individual salary levels are set by the team leader(s) in consultation with the Chief Investment Officer, taking into account current industry norms and market data.

Bonuses are set taking into account both individual contribution and team contributions. Aggregated team-wide bonus totals are determined by the RS Investments Executive Committee. An individual investment professional’s bonus is determined by the team leader(s) and the CIO with approval by the Executive Committee based on number of factors, including:

•	The individual’s contribution to investment performance and consistency of performance over one-, three-, and five-year periods as described above;

•	Qualitative assessment of an individual’s contributions (distinct from Fund and account performance); and

•	Experience in the industry and in the specific role in which the individual operates.

The factors set forth above may be weighted in different ways for different groups based on the nature of the investment strategies run by each team.

In addition, RS Investments’ investment professionals typically benefit from the opportunity to hold ownership interests (or options to purchase ownership interests) in the firm. To the extent an individual holds an ownership interest, he or she participates in overall firm profits.

2) GIS

The compensation paid to portfolio managers is comprised of both base salary and incentive compensation. The base salary is generally a fixed amount based on the individual’s experience and expertise and is reviewed annually. The purpose of the incentive compensation plan is to provide portfolio managers with incentive awards that are tied directly to the performance of the mutual funds and portfolios for which they are responsible. The incentive component can be a significant portion of their total compensation. For the mutual funds, the incentive compensation rewards favorable performance of the mutual funds relative to peers and positive excess return versus appropriate benchmark indices. For the other portfolios, the incentive compensation rewards favorable performance relative to customized benchmark indices.

The mutual fund performance criteria are generally tied to both a peer component and index component. The peer component is based on a GIS Sub-Advised Fund’s performance relative to the appropriate peer group in the universe of mutual funds as determined by Lipper, Inc., an independent mutual fund rating and ranking organization. Incentive compensation takes into account performance measured over rolling one- and three-year periods, with a phase-in period. The index component is based on whether the Fund’s performance exceeds the performance of its benchmark index (for example, RS Investment Quality Bond Fund’s performance is measured against the performance of the Barclays U.S. Aggregate Bond Index). The incentive compensation calculation for a given portfolio manager is based on appropriate weightings that reflect that manager’s roles and responsibilities with respect to management of the mutual funds and other portfolios. Although under normal circumstances the Guardian Assets substantially exceed those of the GIS Sub-Advised Funds, for purposes of the calculation, management of the Funds accounts for approximately 50% of a manager’s incentive compensation. In determining the actual incentive award to an individual portfolio manager, senior management may increase or decrease the award in its discretion based on the manager’s contribution to performance and other factors.

3) BG Overseas

BG Overseas is wholly-owned by Baillie Gifford & Co (“BG & Co”), a partnership based in Scotland. Compensation arrangements within BG Overseas vary depending upon whether the individual is an employee or partner of BG & Co. For employees, a portfolio manager’s compensation generally consists of base salary, a company wide staff bonus and payments under Baillie Gifford’s Incentive program. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all BG & Co employees.

The staff bonus is paid annually to all BG & Co employees at a flat rate, with all staff receiving a fixed percentage of salary. In addition to this, senior and selected specialist staff are usually invited to join the incentive program with bonus payments being determined from a combination of individual performance, completion of objectives and team performance.

Mr. Adair, Mr. Anderson, Mr. MacColl, Mr. Plowden, Mr. Salter, Mr. Sigaroudinia, Mr. Thomas, and Ms. Whitley are partners of BG & Co. As such, they receive a base salary and a share of the partnership profits. The profit share is calculated as a percentage of total partnership profits based on seniority, role within BG & Co and length of service. The basis for the profit share is detailed in the Baillie Gifford Partnership Agreement. The main staff benefits such as pension plans are not available to partners and therefore partners provide for benefits from their own personal funds.

Ownership of Fund Shares. The following table shows the dollar range of equity securities of each Fund beneficially owned as of December 31, 2012, or on such other date as noted below, by the Funds’ current portfolio managers.

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Spencer Adair	RS Global Growth Fund	None
James Anderson	RS International Growth Fund	None
Leslie Barbi	RS Strategic Income Fund	$10,001 - $50,000
Stephen J. Bishop	RS Small Cap Growth Fund RS Growth Fund RS Technology Fund RS Mid Cap Growth Fund RS Select Growth Fund RS Small Cap Equity Fund	$500,001 - $1,000,000 None $1,000,000+ $100,001 - $500,000 $100,001 - $500,000 None
John Blaney[1]	RS Floating Rate Fund	None
Kevin Booth	RS Floating Rate Fund RS Strategic Income Fund RS High Yield Fund	$100,001 - $500,000 None None
John Carnegie	RS Global Growth Fund	None
Melissa Chadwick-Dunn	RS Small Cap Growth Fund RS Growth Fund RS Mid Cap Growth Fund RS Select Growth Fund RS Small Cap Equity Fund	$100,001 - $500,000 $50,001 - $100,000 $100,001 - $500,000 $100,001 - $500,000 None
Howard Chin	RS Low Duration Bond Fund RS Investment Quality Bond Fund RS Strategic Income Fund	$500,001 - $1,000,000 $1,000,000+ None
Tom Coutts	RS International Growth Fund	None
Robert M. Crimmins Jr.	RS Low Duration Bond Fund RS Investment Quality Bond Fund RS Strategic Income Fund	$50,001 - $100,000 $10,001 - $50,000 None
MacKenzie B. Davis	RS Value Fund RS Partners Fund RS Investors Fund RS Global Natural Resources Fund RS Large Cap Alpha Fund	$100,001 - $500,000 $100,001 - $500,000 $100,001 - $500,000 $1,000,000+ $100,001 - $500,000
Alexander M. Grant Jr.	RS Tax-Exempt Fund RS High Income Municipal Bond Fund RS Money Market Fund	$100,001 - $500,000 $100,001 - $500,000 $1 - $10,000
Marc Gross	RS High Yield Fund RS Floating Rate Fund RS Strategic Income Fund	$10,001 - $50,000 None None
Malcolm MacColl	RS Global Growth Fund	None

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Joseph M. Mainelli[2]	RS Partners Fund RS Value Fund RS Large Cap Alpha Fund RS Investors Funds	None $10,001 - $50,000 None $100,001 - $500,000
David J. Marmon[3]	RS Investment Quality Bond Fund	None
	RS Strategic Income Fund	None
Howard G. Most	RS High Yield Fund	$1 - $10,000
Byron E. Penstock[4]	RS Partners Fund RS Value Fund RS Large Cap Alpha Fund RS Investors Fund	$50,001 - $100,000 None None None
Charles Plowden	RS Global Growth Fund	None
Tom Record	RS International Growth Fund	None
Michael Reynal[5]	RS Emerging Markets Fund RS China Fund	$50,001 - $100,000 None
David Salter	RS International Growth Fund	None
Kenneth L. Settles Jr.	RS Value Fund RS Partners Fund RS Investors Fund RS Global Natural Resources Fund RS Large Cap Alpha Fund	$100,001 - $500,000 $100,001 - $500,000 $10,001 - $50,000 $1,000,000+ $50,001 - $100,000
Kavé Sigaroudinia	RS International Growth Fund	None
Nick Thomas	RS International Growth Fund	None
D. Scott Tracy	RS Small Cap Growth Fund RS Growth Fund RS Mid Cap Growth Fund RS Select Growth Fund RS Small Cap Equity Fund	None $100,001 - $500,000 $100,001 - $500,000 $100,001 - $500,000 $100,001 - $500,000
Demetrios Tsaparas[6]	RS Strategic Income Fund	None
Martin Vernon	RS Money Market Fund	None
Sarah Whitley	RS International Growth Fund	None

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Clinton I. Yara[7]	RS Partners Fund RS Value Fund RS Large Cap Alpha Fund RS Investors Fund	$50,001 - $100,000 $50,001 - $100,000 $10,001 - $50,000 None

[1]	Mr. Blaney was appointed portfolio manager of RS Strategic Income Fund on May 1, 2013. This information is stated as of March 31, 2013.
[2]	Mr. Mainelli was appointed portfolio manager of RS Partners Fund, RS Value Fund, and RS Investors Fund on May 1, 2013. This information is stated as of March 31, 2013.
[3]	Mr. Marmon was appointed co-portfolio manager of RS Investment Quality Bond Fund on May 1, 2013. This information is stated as of March 31, 2013.
[4]	Mr. Penstock was appointed portfolio manager of RS Value Fund, RS Large Cap Alpha Fund, and RS Investors Fund on May 1, 2013. This information is stated as of March 31, 2013.
[5]	Mr. Reynal was appointed portfolio manager of RS Emerging Markets Fund and RS China Fund on March 1, 2013. This information is stated as of March 31, 2013.
[6]	Mr. Tsaparas was appointed portfolio manager of RS Strategic Income Fund on May 1, 2013. This information is stated as of March 31, 2013.
[7]	Mr. Yara was appointed portfolio manager of RS Partners Fund, RS Value Fund, and RS Large Cap Alpha Fund on May 1, 2013. This information is stated as of March 31, 2013.

Other Accounts. Each Fund’s portfolio manager or portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts (including, in some instances, other series of the Trust and series of RS Variable Products Trust). Unless otherwise indicated, none of the other accounts for which the portfolio managers listed below are responsible have performance-based fees. The following table sets forth the number of other accounts managed by the portfolio managers of the Funds and the total assets of such accounts as of December 31, 2012, or on such other date as noted below:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts[1]	Total Assets (in Thousands)	Number of Accounts	Total Assets (in Thousands)	Number of Accounts	Total Assets (in Thousands)
Spencer Adair[2]	2	$1,039,288	7	$5,719,287	32[3]	$8,269,863
James Anderson[2]	6	$13,041,520	2	$4,191,297	56[4]	$19,853,603
Leslie Barbi	1	$109,446	0	$0	0	$0
Stephen J. Bishop	9	$1,614,747	4[14]	$127,112	6[15]	$335,170
John Blaney[5]	0	$0	0	$0	0	$0
Kevin Booth	4	$2,246,248	0	$0	1	$1,070,625
John Carnegie[2]	2	$1,039,288	7	$5,719,287	32[3]	$8,269,863
Melissa Chadwick-Dunn	8	$1,446,353	4[14]	$127,112	6[15]	$335,170
Howard Chin	5	$3,095,265	0	$0	1	$2,682,943

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts[1]	Total Assets (in Thousands)	Number of Accounts	Total Assets (in Thousands)	Number of Accounts	Total Assets (in Thousands)
Tom Coutts[2]	6	$13,041,520	7	$862,746	56[6]	$14,035,550
Robert M. Crimmins Jr.	5	$3,095,265	0	$0	2	$15,687,938
MacKenzie B. Davis	8	$9,122,348	1[16]	$23,555	95[17]	$3,705,591
Alexander M. Grant Jr.	4	$1,372,200	0	$0	1	$1,414,410
Marc Gross	4	$2,246,248	0	$0	1	$1,070,625
Malcolm MacColl[2]	2	$1,039,288	7	$5,719,287	32[3]	$8,269,863
Joseph M. Mainelli[7]	5	$4,501,128	0	$0	0	$0
David J. Marmon[8]	1	$109,446	0	$0	1	$772,420
Howard G. Most	2	$205,241	0	$0	1	$556,352
Byron E. Penstock[9]	5	$4,501,128	0	$0	0	$0
Charles Plowden[2]	2	$1,039,288	7	$5,719,287	32[3]	$8,269,863
Tom Record[2]	6	$13,041,520	1	$214,131	35[6]	$11,939,926
Michael Reynal[10]	3	$794,603	0	$0	0	$0
David Salter[2]	6	$13,041,520	1	$214,131	35[6]	$11,939,926
Kenneth L. Settles Jr.	8	$9,122,348	1[16]	$23,555	95[17]	$3,705,591
Kavé Sigaroudinia[2]	6	$13,041,520	1	$214,131	35[6]	$11,939,926
Nick Thomas[2]	6	$13,041,520	1	$214,131	35[6]	$11,939,926
D. Scott Tracy	8	$1,446,353	4[14]	$127,112	6[15]	$335,170
Demetrios Tsaparas[11]	0	$0	0	$0	1	$2,007,707
Martin Vernon	2	$597,042	0	$0	5	$2,989,000

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts[1]	Total Assets (in Thousands)	Number of Accounts	Total Assets (in Thousands)	Number of Accounts	Total Assets (in Thousands)
Sarah Whitley[2]	6	$13,041,520	7	$931,207	37[12]	$12,183,720
Clinton I. Yara[13]	5	$4,501,128	0	$0	0	$0

[1]	Includes all Funds of the Trust and RS Variable Products Trust managed by the identified portfolio manager.
[2]

For these portfolio managers, the number of accounts listed under the Registered Investment Companies column includes all other registered investment companies managed by the identified portfolio manager, except Funds in the Trust.

[3]	The investment adviser to the accounts receives an advisory fee based on account performance for four of these other accounts, in which the assets total approximately $1,886,874.
[4]	The investment adviser to the accounts receives an advisory fee based on account performance for seven of these other accounts, in which the assets total approximately $12,649,960.
[5]	Mr. Blaney was appointed portfolio manager of RS Strategic Income Fund on May 1, 2013. This information is stated as of March 31, 2013.
[6]	The investment adviser to the accounts receives an advisory fee based on account performance for two of these other accounts, in which the assets total approximately $10,060,384.
[7]	Mr. Mainelli was appointed portfolio manager of RS Partners Fund, RS Value Fund, and RS Investors Fund on May 1, 2013.
[8]	Mr. Marmon was appointed co-portfolio manager of RS Investment Quality Bond Fund on May 1, 2013.
[9]	Mr. Penstock was appointed portfolio manager of RS Value Fund, RS Large Cap Alpha Fund, and RS Investors Fund on May 1, 2013.
[10]	Mr. Reynal was appointed portfolio manager of RS Emerging Markets Fund and RS China Fund on March 1, 2013. This information is stated as of March 31, 2013.
[11]	Mr. Tsaparas was appointed portfolio manager of RS Strategic Income Fund on May 1, 2013. This information is stated as of March 31, 2013.
[12]	The investment adviser to the accounts receives an advisory fee based on account performance for four of these other accounts, in which the assets total approximately $10,304,178.
[13]	Mr. Yara was appointed portfolio manager of RS Partners Fund, RS Value Fund, and RS Large Cap Alpha Fund on May 1, 2013.
[14]	The investment adviser to the account receives an advisory fee based on account performance for one of these pooled investment vehicles, in which the assets total approximately $5,579,033.
[15]	The investment adviser to the accounts receives an advisory fee based on account performance for one of these other accounts, in which the assets total approximately $165,501,371.
[16]	The investment adviser to the account receives an advisory fee based on account performance for one of these pooled investment vehicles, in which the assets total approximately $23,554,553.
[17]	The investment adviser to the accounts receives an advisory fee based on account performance for eleven of these other accounts, in which the assets total approximately $439,176,308.

Conflicts of Interest. The Advisers have informed the Trust as follows:

1) RS Investments

Whenever a portfolio manager of a Fund manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Fund and the investment strategies of the other accounts and potential conflicts in the allocation of time spent managing any one account and of investment opportunities between the Fund and such other accounts. RS Investments and its related persons, for themselves or their clients, may take a conflicting position in a security in which RS Investments has invested client assets. For example, RS Investments and its related persons, on behalf of themselves or their clients, may sell a security that a client of RS Investments continues to hold, or may buy a security that RS Investments has sold for a client.

RS Investments is not obligated to acquire for any account any security that RS Investments and its related persons may acquire for their own accounts or for the account of any other client. In addition, RS Investments may give advice and take action with respect to any of its clients that differs from or conflicts with advice given, or the timing or nature of action taken, with respect to any other client. For example, RS Investments may take actions for one client that differ from the actions it takes for another client because of differences in the clients’ objectives, interests, and timeframe for investment. As a result, RS Investments may, in its discretion, cause one account that it manages to hold a security after RS Investments has caused another similarly managed account to sell the same security; or RS Investments may, in its discretion, cause one account that it manages to buy a security before RS Investments causes another similarly managed account to buy the same security. In either case, the difference in the time of sale or purchase may result in less favorable investment performance for one of the accounts. Actions taken by RS Investments for one client may disadvantage another client.

RS Investments seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures, including a Code of Ethics, designed to address such conflicts. RS Investments and each of the portfolio managers attempt to resolve any conflicts in a manner that is generally fair in the specific case or over time to all of their clients. RS Investments may give advice and take action with respect to any of its clients that may differ from advice given or the timing or nature of action taken with respect to any particular account so long as it is RS Investments’ policy, to the extent practicable, to allocate investment opportunities over time on a fair and equitable basis relative to other accounts. It is RS Investments’ policy that, when the amount of securities of a particular issuer available to RS Investments’ client accounts in an initial public offering is insufficient to meet the requirements of each account that will purchase securities in the IPO, RS Investments generally will allocate those securities among those accounts based on the size of each account as of the close of business on the preceding day. It is also RS Investments’ policy that it may aggregate sale and purchase orders of securities for accounts with similar orders being made simultaneously for other clients if, in RS Investments’ reasonable judgment, such aggregation is reasonably likely to result generally in reduced market impact and/or lower per-share brokerage commission costs. In many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts or if the client paid the actual (as opposed to average) transaction price for its purchase/sale.

2) GIS

Portfolio managers for the GIS Sub-Advised Funds typically manage other portfolios with investment objectives and strategies that are similar to those of the GIS Sub-Advised Funds; however, specific security selection typically differs among portfolios based on investment objectives and duration requirements. In general, the other portfolios are managed using the same investment tools and resources that are used in connection with the management of the GIS Sub-Advised Funds. Accordingly, portfolio managers often make investment decisions and place trades for other accounts, such as the Guardian Assets, that are similar to those made for the Funds due to the similarities in their investment objectives and strategies. On the other hand, portfolio managers may purchase or sell securities for one portfolio and not another, as appropriate, or may place transactions on behalf of the Guardian Assets that are directly or indirectly contrary to investment decisions made on behalf of a Fund. These decisions can be driven by differences in investment objectives or in the duration of benchmarks used for the Guardian Assets and the Funds. Depending on market conditions, any of these actions could have a positive or adverse impact on a GIS Sub-Advised Fund. Because the GIS Sub-Advised Funds’ portfolio managers manage assets for other accounts, the potential exists that a portfolio manager could have an incentive to devote an unequal amount of time and attention to the management of a GIS Sub-Advised Fund as compared to the time and attention the manager spends on other accounts. GIS could also be perceived as having a conflict of interest if GIS or any of its affiliates has an investment in an account that is materially larger than its investment in a GIS Sub-Advised Fund. To address these and other potential conflicts of interest, GIS has adopted trade allocation policies and procedures, which provide for fair treatment including procedures for allocation of initial public offerings, and has monitoring procedures for compliance with each GIS Sub-Advised Fund’s investment policies and with the Code of Ethics of the Funds and GIS. In addition, GIS periodically reviews each portfolio manager’s overall responsibilities to evaluate whether the manager has adequate resources to effectively manage multiple portfolios in a manner that treats all clients fairly.

3) BG Overseas

At BG Overseas, individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds, these other accounts may include separate accounts, collective investment schemes, or offshore funds. BG Overseas manages potential conflicts between funds or with other types of accounts by implementing effective organizational and administrative arrangements to ensure that reasonable steps are taken to prevent the conflict giving rise to a material risk of damage to the interests of clients.

One area where a conflict of interest potentially arises is in the placing of orders for multiple clients and subsequent allocation of trades. Unless client specific circumstances dictate otherwise, investment teams normally implement transactions in individual stocks for all clients with similar mandates at the same time. This aggregation of individual transactions can of course operate to the advantage or disadvantage of the clients involved in the order. When receiving orders from investment managers, traders will generally treat order priority on a “first come, first served” basis and any exceptions to this are only permitted in accordance with established policies. BG Overseas has also developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment decisions for the Funds and for the other investment advisory clients of the Advisers and their affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. An Adviser may aggregate client sale and purchase orders for securities with similar orders being made simultaneously for other clients, if, in the Adviser’s reasonable judgment, such aggregation is reasonably likely to result generally in reduced market impact and/or lower per-share brokerage commission costs. In many instances, the purchase or sale of securities for some of the Adviser’s clients will be affected simultaneously with the purchase or sale of like securities for other of the Adviser’s clients. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. Pursuant to the Adviser’s policies regarding the aggregation of transactions for clients’ accounts, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transactions. As a result, the transaction price may be more or less favorable to a client than it would have been if similar transactions were not being executed concurrently for other accounts or if the client paid the actual (as opposed to average) transaction price for its purchase/sale. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. The Advisers employ a professional staff of portfolio managers who draw upon a variety of resources for research information for the Funds.

Transactions on U.S. stock exchanges and the NASDAQ Stock Market (“NASDAQ”), commodities markets, and futures markets and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Transactions on exchanges may be executed with a broker-dealer on an agency or principal basis. Broker-dealers serving as primary market makers may be compensated by commission or from the purchase price proceeds. Purchases of underwritten public offerings or private placements include a commission or a concession paid by the issuer to a member of the underwriting syndicate or selling group. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States.

Each Adviser places all orders for the purchase and sale of portfolio investments for the Funds and buys and sells investments for the Funds through a substantial number of brokers and dealers. The Advisers’ agreements with their clients generally allow the Advisers to determine the brokers or dealers that the Advisers use to effect securities transactions for a client’s account and to determine the commission rate or compensation paid to the broker or dealer effecting each transaction. Each Adviser seeks best execution on its clients’ portfolio transactions except to the extent the Adviser may be permitted to pay higher brokerage commissions as described below. In selecting broker-dealers and evaluating the overall reasonableness of brokerage commissions, an Adviser, having in mind a Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, competitiveness of commission rates and spreads, size of the order, nature of the market for the security, experience of the broker-dealer, research capabilities of the broker-dealer, clearance and settlement capabilities, evaluations of execution quality by consultant, and broker credit worthiness, reputation, and integrity.

An Adviser may sometimes instruct a broker through whom it executes a securities transaction to allocate all or a certain number of shares on an executed transaction to another broker-dealer for settlement (“step-out”) and each broker may receive a portion of the commission. An Adviser may also instruct a broker to pay a portion of a commission to another broker that performs services in respect of the transaction in question but does not execute the transaction.

As permitted by Section 28(e) of the Exchange Act, an Adviser may, on behalf of a client, pay a broker or dealer that provides “brokerage and research services” (as defined in the Exchange Act) to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission that another broker or dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities to the client and to other client accounts over which the Adviser exercises investment discretion. Such research services include proprietary research created internally by a broker or by a third-party provider (and made available to the Adviser by a broker) such as, for example, individual stock information and research, industry and sector analysis, trend analysis and forecasting, and discussions with individual stock analysts. In addition, a broker may accumulate credits for the Adviser’s account and use them to purchase brokerage and research services at the Adviser’s discretion and based on the Adviser’s determination of the relative benefits of the various services available for purchase. These arrangements are commonly known as “commission sharing arrangements.” Accordingly, the Adviser’s clients may be deemed to be paying for research and these other services with “soft” or commission dollars. Research furnished by brokers or dealers or pursuant to credits accumulated at brokers or dealers through commission sharing arrangements may be used in servicing any or all of the Advisers’ clients and may be used for client accounts other than those that pay commissions to the broker or dealer providing the research. The Adviser also may receive soft dollar credits based on certain “riskless” principal securities transactions with brokerage firms. With respect to certain products and services used for both research/brokerage and non-research/brokerage purposes, the Adviser generally allocates the costs of such products and services between their research/brokerage and non-research/brokerage uses, and generally uses soft dollars to pay only for the portion allocated to research/brokerage uses. Examples of products and services used for non-research/brokerage purposes (and not paid for with soft dollars) include equipment, exchange data (e.g., quotes, volume), and access to research by the Adviser’s traders and performance analysts. Some of these services may be of value to the Advisers and their affiliates in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by a Fund is not reduced because an Adviser or its affiliates receive these services even though the Adviser might otherwise be required to purchase some of these services for cash. An Adviser’s authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

An Adviser’s relationships with brokerage firms that provide soft dollar services to the Adviser (including brokerage firms that participate in commission sharing arrangements) may influence the Adviser’s judgment and create conflicts of interest, both in allocating brokerage business between firms that provide soft dollar services and firms that do not, and in allocating the costs of mixed-use products between their research and non-research uses. When an Adviser uses client brokerage commissions to obtain research or other products or services, the Adviser receives a benefit because it does not have to produce or pay for such research, products, or services. As such, an Adviser has an incentive to select or recommend a broker-dealer based on the Adviser’s interest in receiving the research or other products or services, rather than on the Adviser’s clients’ interest in receiving most favorable execution. Client trades executed through these brokers or any other brokerage firm may not be at the lowest price otherwise available. RS Investments maintains policies and procedures designed to address such conflicts.

RS Investments maintains detailed information regarding the services and products it receives from brokers (including services and products received through commission sharing arrangements) and periodically evaluates the nature and quality of these services and products by means of a quarterly internal voting process during which RS Investments’ portfolio managers and research analysts rank brokers based on the nature and quality of the services and products they have provided. Taking into account RS Investments’ obligation to seek best execution, traders typically allocate orders and divide commissions based on such evaluations, as well as on their own quarterly review of broker-dealer capabilities.

RS Investments and its affiliates, including GIS, at their own expense and out of their own assets, may provide compensation to financial intermediaries (including broker-dealers and/or affiliates of broker-dealers who execute transactions for RS Investments’ clients) in connection with sales of Fund shares or in connection with the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of the Funds. Dealers may not use sales of the Funds’ shares to qualify for this compensation to the extent prohibited by the laws or rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority. The compensation provided by RS Investments and its related persons to these financial intermediaries may create an incentive for the financial intermediaries to recommend the Funds over other products.

Some broker-dealers have entered into agreements with GIS to sell shares of the Funds to the broker-dealers’ clients. Based on RS Investments’ interest in a broker-dealer’s continued sale of shares of the Funds, RS Investments may have an incentive to select these broker-dealers to execute transactions for RS Investments’ clients, rather than selecting broker-dealers based on a client’s interest in receiving best execution. RS Investments has adopted procedures designed to prevent RS Investments’ traders from taking into account a broker-dealer’s promotion or sale of RS mutual fund shares when selecting broker-dealers to effect transactions.

The following table provides the dollar amount of brokerage commissions paid by the Funds for the periods indicated. Unless noted otherwise, changes in the amounts of brokerage commissions from year to year are generally the result of active trading strategies employed by the Funds’ investment teams in response to market conditions, and are not reflective of a material change in investment strategy.

	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/10
RS Partners Fund[1]	$2,634,445	$3,178,321	$4,757,053
RS Value Fund	$2,958,987	$2,439,405	$3,710,857
RS Large Cap Alpha Fund[2]	$856,346	$1,126,473	$1,330,557
RS Investors Fund	$42,556	$26,177	$33,621
RS Global Natural Resources Fund[3]	$4,357,988	$3,206,530	$1,638,149
RS Small Cap Growth Fund	$1,607,733	$1,647,876	$1,712,265
RS Select Growth Fund[4]	$441,059	$157,667	$201,076
RS Mid Cap Growth Fund	$109,373	$114,734	$157,338
RS Growth Fund	$130,161	$171,293	$205,548

	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/10
RS Technology Fund[5]	$729,142	$1,268,354	$875,487
RS Small Cap Equity Fund	$282,560	$333,524	$360,568
RS International Growth Fund[6]	$306,572	$161,420	$24,107
RS Emerging Markets Fund	$2,924,696	$2,618,049	$2,467,506
RS Global Growth Fund[7]	$9,138	$6,885	—
RS China Fund[7]	$8,966	$2,756	—
RS Investment Quality Bond Fund	—	—	—
RS Low Duration Bond Fund	—	—	—
RS High Yield Fund	—	—	—
RS Tax-Exempt Fund	—	—	—
RS High Income Municipal Bond Fund	—	—	—
RS Floating Rate Fund	—	—	—
RS Strategic Income Fund	—	—	—
RS Money Market Fund	—	—	—

[1]	The decrease in commissions for RS Partners Fund for the fiscal year ended December 31, 2012 as compared to previous years was generally due to a decrease in assets during the year.
[2]	The decrease in commissions for RS Large Cap Alpha Fund for the fiscal year ended December 31, 2012 as compared to previous years was generally due to a decrease in assets during the year.
[3]

The increase in commissions for RS Global Natural Resources Fund for the fiscal year ended December 31, 2012 as compared to previous years was generally due to significant asset growth during the year.

[4]	The increase in commissions for RS Select Growth Fund for the fiscal year ended December 31, 2012 as compared to previous years was generally due to significant asset growth during the year.
[5]

The decrease in commissions for RS Technology Fund for the fiscal year ended December 31, 2012 as compared to previous years was generally due to market conditions and not reflective of a material change in investment strategy.

[6]	The increase in commissions for RS International Growth Fund for the fiscal year ended December 31, 2012 as compared to previous years was generally due to significant asset growth during the year.
[7]	The Fund commenced operations on May 17, 2011.

Of the amounts shown in the preceding table for the fiscal year ended December 31, 2012, the following table provides the amounts of such brokerage commissions paid by the Funds to brokers who provided research services or other services to RS Investments, GIS, GBG, or BG Overseas and the total dollar amounts of the transactions pursuant to which such brokerage commissions were paid.

Fund	Brokerage Commissions Paid	Total Dollar Amount of Such Transactions
RS Partners Fund	$2,264,522	$1,297,116,233
RS Value Fund	$2,715,646	$1,613,685,928
RS Large Cap Alpha Fund	$815,772	$650,477,117
RS Investors Fund	$38,311	$24,311,272
RS Global Natural Resources Fund	$4,164,246	$2,803,265,620
RS Small Cap Growth Fund	$1,399,005	$1,025,329,122
RS Select Growth Fund	$373,401	$448,920,252
RS Mid Cap Growth Fund	$100,653	$124,817,935
RS Growth Fund	$123,459	$175,005,976
RS Technology Fund	$635,237	$341,565,771
RS Small Cap Equity Fund	$245,478	$175,163,201
RS International Growth Fund	$52,621	$599,734,339
RS Emerging Markets Fund	$630,333	$2,038,025,019
RS Global Growth Fund	$2,049	$14,951,497
RS China Fund	$998	$10,557,047
RS Investment Quality Bond Fund	—	—
RS Low Duration Bond Fund	—	—
RS High Yield Fund	—	—
RS Tax-Exempt Fund	—	—
RS High Income Municipal Bond Fund	—	—
RS Floating Rate Fund	—	—
RS Strategic Income Fund	—	—
RS Money Market Fund	—	—

The following table lists each Fund that acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended December 31, 2012, the name of each such broker or dealer, and the value of each Fund’s aggregate holdings of the securities of each issuer as of December 31, 2012:

Fund	Broker or Dealer	Value as of December 31, 2012
RS High Yield Fund	Citigroup, Inc.	$1,012,500
RS Investment Quality Bond Fund	Bank of America Corp.	$1,154,668

Fund	Broker or Dealer	Value as of December 31, 2012
RS Investment Quality Bond Fund	The Bank of New York Mellon Corp.	$544,778
RS Investment Quality Bond Fund	Citigroup, Inc.	$862,837
RS Investment Quality Bond Fund	Credit Suisse	$678,958
RS Investment Quality Bond Fund	JP Morgan Chase & Co.	$769,496
RS Investment Quality Bond Fund	Morgan Stanley	$368,031
RS Investment Quality Bond Fund	Raymond James Financial	$315,414
RS Investment Quality Bond Fund	The Charles Schwab Corp.	$304,457
RS Investment Quality Bond Fund	The Goldman Sachs Group, Inc.	$1,108,594
RS Investment Quality Bond Fund	UBS AG	$464,788
RS Investment Quality Bond Fund	Wells Fargo Bank NA	$624,453
RS Low Duration Bond Fund	Barclays Bank PLC	$3,504,358
RS Low Duration Bond Fund	Bank of America Corp.	$4,263,704
RS Low Duration Bond Fund	The Bank of New York Mellon Corp.	$2,728,990
RS Low Duration Bond Fund	Citigroup, Inc.	$5,619,344
RS Low Duration Bond Fund	Credit Suisse	$2,693,627
RS Low Duration Bond Fund	Deutsche Bank AG	$1,500,735
RS Low Duration Bond Fund	JP Morgan Chase & Co.	$4,062,584
RS Low Duration Bond Fund	Morgan Stanley	$3,813,015
RS Low Duration Bond Fund	Macquarie Bank Ltd.	$2,859,703
RS Low Duration Bond Fund	Royal Bank of Canada	$4,577,476
RS Low Duration Bond Fund	The Goldman Sachs Group, Inc.	$5,473,472
RS Low Duration Bond Fund	Wells Fargo Bank N.A.	$908,295
RS Low Duration Bond Fund	UBS AG	$4,038,264
RS Strategic Income Fund	Citigroup, Inc.	$949,077
RS Strategic Income Fund	Bank of America Corp.	$601,274
RS Strategic Income Fund	JP Morgan Chase & Co.	$598,593
RS Strategic Income Fund	Morgan Stanley	$567,687
RS Strategic Income Fund	The Goldman Sachs Group, Inc.	$1,172,953
RS Large Cap Alpha Fund	The Charles Schwab Corp.	$9,460,368
RS Large Cap Alpha Fund	Wells Fargo & Co.	$6,897,524

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds have established a policy governing the disclosure of a Fund’s portfolio holdings which is designed to protect the confidentiality of the Fund’s non-public portfolio holdings and prevent inappropriate selective disclosure of such holdings. The Funds’ Board of Trustees has approved this policy and will be asked to approve any material amendments to this policy. Exceptions to this policy may be authorized by the Trust’s Chief Compliance Officer, or where appropriate, a member of RS Investments’ senior management (each, an “Authorized Person”).

Registered investment companies that are sub-advised by RS Investments may be subject to different portfolio holdings disclosure policies, and neither RS Investments nor the Board of Trustees of the Funds exercises control over such policies. In addition, separate account clients of RS Investments have access to their portfolio holdings and are not subject to the Funds’ portfolio holdings disclosure policies. Some of the funds that are sub-advised by RS Investments and some of the separate accounts managed by RS Investments have substantially similar or identical investment objectives and strategies, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings, to those of certain Funds.

RS Investments provides investment advice for a fee to financial institutions who manage accounts for their clients. In some circumstances, RS Investments may provide a model portfolio to a financial institution and provide periodic (including daily) revisions to the model portfolio; the model portfolio may have substantially similar or identical investment objectives and strategies as one or more of the Funds, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings of one or more of the Funds. RS Investments will only provide such a model portfolio where it has received appropriate undertakings from the financial institution as to confidentiality and use of the model portfolio and RS Investments has satisfied itself that there is only minimal risk that any client of such a financial institution may be able to use to a Fund’s detriment any information made available to it as a result of the arrangement.

Neither RS Investments nor the Funds will receive any compensation or other consideration in connection with disclosure of Fund portfolio holdings.

Public Disclosure of Portfolio Holdings. In addition to the public disclosure of Fund portfolio holdings through required SEC quarterly filings (and for RS Money Market Fund, required SEC monthly filings), a Fund may make its portfolio holdings publicly available on RS Investments’ website in such scope and form and with such frequency as RS Investments may reasonably determine. The Prospectus describes, to the extent applicable, the type of information that is disclosed on RS Investments’ website, as well as the frequency with which this information is disclosed and the lag between the date of the information and the date of its disclosure.

A Fund’s portfolio holdings are considered to be publicly disclosed on the earliest of: (a) the disclosure of the portfolio holdings in a publicly available, routine filing with the SEC that is required to include the information; (b) the day after the Fund makes such information available on its website (assuming that it discloses in its prospectus that such information is available on its website); or (c) at such additional times and on such additional bases as determined by the SEC or its staff.

Disclosure of Non-Public Portfolio Holdings. A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if an executive officer of the Trust, such as the Trust’s Chief Compliance Officer, determines that such disclosure is in the best interests of the Fund’s shareholders. In addition, the third party receiving the non-public portfolio holdings will be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to entities that provide ongoing services to the Funds in connection with their day-to-day operations and management, including the Advisers and their affiliates and the Funds’ custodian, sub-administration and accounting services provider, independent registered public accounting firm, and proxy voting service provider.

To the extent that an Authorized Person determines that there is a potential conflict with respect to the disclosure of information that is not publicly available between the interests of a Fund’s shareholders, on the one hand, and RS Investments or an affiliated person of RS Investments or the Fund, on the other, the Authorized Person must inform the Trust’s Chief Compliance Officer of such potential conflict, and the Trust’s Chief Compliance Officer shall determine whether, in light of the potential conflict, disclosure is reasonable under the circumstances.

Ongoing Arrangements To Make Portfolio Holdings Available. With authorization from an Authorized Person, Fund Representatives disclose Fund portfolio holdings to the following recipients on an ongoing basis: RS Investments (the Funds’ Adviser); Guardian Investor Services LLC, Guardian Baillie Gifford Limited, and Baillie Gifford Overseas Limited (each, a sub-adviser); State Street Bank and Trust Company (the Funds’ custodian); PricewaterhouseCoopers LLP (the Funds’ independent registered public accounting firm); Institutional Shareholder Services Inc. (the proxy voting service provider and the service provider that has been retained to submit class action claims on behalf of the Funds). Each recipient, except the Funds’ independent registered public accounting firm, receives the portfolio holdings information on a daily basis. The Funds’ independent registered public accounting firm receives the information when requested in connection with its services to the Funds.

DISTRIBUTION OF SHARES; DISTRIBUTION PLAN

GIS, 7 Hanover Square, New York, NY 10004, is the principal underwriter of the Funds’ shares. The Trust has entered into a distribution agreement with GIS (the “Distribution Agreement”), which, together with a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), governs the sale and distribution of Fund shares and payment of compensation to GIS. Shares are offered continuously; however, the Trust reserves the right to cease the offer of any Fund’s shares at any time, subject to applicable laws, rules and regulations. GIS receives no compensation from the Trust or from purchasers of the Funds’ shares for acting as distributor of the Class Y shares.

The Distribution Agreement will remain in full force and effect from year to year with respect to the Funds so long as its continuance is approved at least annually by (i) the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds and (ii) the vote of a majority of Trustees who are not parties to the agreement or interested persons of any such party. It will terminate upon assignment and may be terminated with respect to a Fund at any time by either party on not less than 30 nor more than 60 days’ written notice. The agreement also provides that the Trust shall indemnify GIS and its officers, directors and agents with respect to certain liabilities.

Shares of each Fund may be purchased through Guardian agents who are registered representatives and licensed by GIS to sell Fund shares, and through registered representatives of selected broker-dealers which are members of the Financial Industry Regulatory Authority (“FINRA”) (previously, the National Association of Securities Dealers, Inc.) and which have entered into selling agreements with GIS. GIS may reallow up to 100% of any sales load on shares sold by dealers with whom it has sales agreements. Broker-dealers with which GIS has entered into selling agreements may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to such customers by each individual broker-dealer.

To compensate GIS for the services it provides and for the expenses it bears in connection with the distribution of Fund shares, GIS will be entitled to receive any contingent deferred sales loads applicable to the redemption of shares of the Funds and any front-end sales loads applicable to the sale of shares of the Funds. GIS is also entitled to receive payments under the 12b-1 Plan. GIS’s expenses may include, but are not limited to, costs of advertising and promoting the sale of shares of the Funds and, as discussed below, payments to financial intermediaries. They may also include GIS’s overhead expenses attributable to the distribution of the Funds’ shares, which may include, for example, expenses for office space, communications, and salaries of GIS’s personnel, and any other of GIS’s expenses attributable to the distribution of the Funds’ shares.

The 12b-1 Plan is a compensation plan. Under the 12b-1 Plan, the Funds pay GIS compensation, accrued daily and paid monthly (or more frequently, in arrears, as determined by the Funds) at the following rates: each Fund that issues Class A shares is authorized to pay a distribution and service fee at an annual rate of 0.25% of the average daily net assets of the Fund’s Class A shares; each Fund that issues Class C shares is authorized to pay a distribution fee at an annual rate of 0.75% and a service fee at an annual rate of 0.25% of the average daily net assets of its Class C shares; and each Fund that issues Class K shares is authorized to pay a distribution fee at an annual rate of 0.40% and a service fee at an annual rate of 0.25% of the average daily net assets of its Class K shares. Class Y shares are not subject to the 12b-1 Plan.

The 12b-1 Plan may benefit the Funds by increasing sales of shares and reducing redemptions of shares, resulting potentially, for example, in economies of scale and more predictable flows of cash into and out of the Funds. Because Rule 12b-1 fees are paid out of a Fund’s assets, all shareholders share in that expense; however, because shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the 12b-1 Plan.

GIS may from time to time determine that certain distribution or promotional expenses incurred by it relate to one or more specific Funds. However, GIS generally considers that many distribution and promotional expenses are incurred in respect of all of the RS funds, and any part of the Rule 12b-1 fees paid by a Fund may be considered to compensate GIS (or, indirectly, RS Investments) for those expenses. For this purpose, GIS may estimate the expenses incurred in respect of a Fund based on the Fund’s relative net asset value and/or using any other methodology it considers appropriate (which may not be based on the Fund’s relative sizes). Differences in the method of such allocation do not affect the amount of Rule 12b-1 fees paid by a Fund, but only the amount of such expenses considered to have been reimbursed out of the Fund’s Rule 12b-1 fees.

RS Investments may perform certain services and incur certain expenses with respect to the promotion of Fund shares and the servicing of shareholder accounts, including payment of salaries and expenses for employees whose activities include the promotion of Fund shares and/or the servicing of shareholder accounts. GIS pays out of the amounts it receives from the Fund pursuant to the 12b-1 Plan any amounts payable in respect of expenses incurred by RS Investments, GIS or third parties, in respect of the marketing, distribution or promotion of the Fund or the servicing of shareholder accounts; provided, however, that if there is an inadequate amount under the 12b-1 Plan to make payments in full to third parties, RS Investments, and GIS, the amounts shall be applied first to pay in full any third party and then allocated between RS Investments and GIS by mutual agreement.

During some periods, fees paid under the 12b-1 Plan may be insufficient to pay GIS and RS Investments fully for their promotional expenses. In such cases, GIS and RS Investments will be paid to the extent of any excess of amounts received under the 12b-1 Plan in future periods. Such payment will be allocated between RS Investments and GIS by mutual agreement.

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semi-annual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by GIS to a financial intermediary may be paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The compensation to financial intermediaries includes networking fees and account-based fees. The amount of continuing compensation paid by GIS to different financial intermediaries varies. In most cases, the compensation is paid at an annual rate from 0.10% to 0.35% of the value of the financial intermediary’s clients’ investments in the Funds. In some cases, the compensation may be paid at higher annual rates of up to 0.50% of an intermediary’s clients’ assets in the Funds; this additional amount may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

Some portion of GIS’s payments to financial intermediaries will be made out of amounts received by GIS under the Funds’ 12b-1 Plans. In addition, certain of the Funds may reimburse GIS for payments GIS makes to financial intermediaries that provide certain administrative and account maintenance services. The amount of the reimbursement (the “GIS Services Reimbursement”) is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

GIS and its affiliates, at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Funds’ shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds’ shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by GIS and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Because the Funds pay distribution, service and other fees for the sale of their shares and for services provided to shareholders out of the Funds’ assets on an ongoing basis, over time those fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales loads.

A Fund may pay distribution fees, service fees and other amounts described above at a time when shares of the Fund are not being actively promoted to new investors generally, or when shares of that Fund are unavailable for purchase.

The following table shows amounts paid or payable by the Trust to GIS under the Funds’ 12b-1 Plan and GIS Service Reimbursements during the periods shown.

Fund	Payments Under the Funds’ 12b-1 Plan[1]	GIS Services Reimbursements
RS Partners Fund
Year ended 12/31/12	$3,113,024	$(2,436,611)
Year ended 12/31/11	$3,867,910	$(2,329,145)
Year ended 12/31/10	$3,894,960	$(2,082,160)

RS Value Fund
Year ended 12/31/12	$2,054,738	$(2,178,743)
Year ended 12/31/11	$3,516,070	$(2,402,862)
Year ended 12/31/10	$3,980,524	$(1,584,490)

RS Large Cap Alpha Fund
Year ended 12/31/12	$1,606,765	$(419,187)
Year ended 12/31/11	$2,368,935	$(208,899)
Year ended 12/31/10	$2,418,932	$(399,412)

RS Investors Fund
Year ended 12/31/12	$37,318	$(9,170)
Year ended 12/31/11	$40,514	$(6,095)
Year ended 12/31/10	$33,165	$(5,458)

RS Global Natural Resources Fund
Year ended 12/31/12	$4,961,781	$(3,048,619)
Year ended 12/31/11	$4,759,762	$(2,130,220)
Year ended 12/31/10	$2,850,649	$(1,046,867)

RS Small Cap Growth Fund
Year ended 12/31/12	$1,303,244	$(695,099)
Year ended 12/31/11	$1,244,707	$(514,171)
Year ended 12/31/10	$1,090,309	$(329,045)

RS Select Growth Fund
Year ended 12/31/12	$458,420	$(189,661)

Fund	Payments Under the Funds’ 12b-1 Plan[1]	GIS Services Reimbursements
Year ended 12/31/11	$192,203	$(59,669)
Year ended 12/31/10	$156,403	$(46,724)

RS Mid Cap Growth Fund
Year ended 12/31/12	$158,131	$(49,042)
Year ended 12/31/11	$158,912	$(33,893)
Year ended 12/31/10	$142,172	$(33,079)

RS Growth Fund
Year ended 12/31/12	$260,762	$(52,073)
Year ended 12/31/11	$262,663	$(37,381)
Year ended 12/31/10	$257,781	$(34,337)

RS Technology Fund
Year ended 12/31/12	$579,641	$(210,438)
Year ended 12/31/11	$789,461	$(272,759)
Year ended 12/31/10	$464,242	$(98,370)

RS Small Cap Equity Fund
Year ended 12/31/12	$213,997	$(74,895)
Year ended 12/31/11	$308,996	$(25,974)
Year ended 12/31/10	$274,669	$(64,237)

RS International Growth Fund
Year ended 12/31/12	$134,203	$(557,788)
Year ended 12/31/11	$269,728	$(108,235)
Year ended 12/31/10	$246,382	$(14,502)

RS Emerging Markets Fund
Year ended 12/31/12	$3,053,183	$(2,468,341)
Year ended 12/31/11	$4,071,242	$(2,389,358)
Year ended 12/31/10	$4,415,228	$(1,513,796)

RS Global Growth Fund
Year ended 12/31/12	$87,972	$(21,301)
Period from 5/16/11 to 12/31/11[2]	$51,787	$(2,817)

RS China Fund
Year ended 12/31/12	$75,598	$0
Period from 5/16/11 to 12/31/11[2]	$47,233	$(8,362)

RS Investment Quality Bond Fund
Year ended 12/31/12	$497,383	$(126,667)
Year ended 12/31/11	$278,708	$(47,349)
Year ended 12/31/10	$385,011	$(87,015)

Fund	Payments Under the Funds’ 12b-1 Plan[1]	GIS Services Reimbursements
RS Low Duration Bond Fund
Year ended 12/31/12	$4,266,000	$(879,207)
Year ended 12/31/11	$2,663,476	$(381,586)
Year ended 12/31/10	$1,215,048	$(220,430)

RS High Yield Fund
Year ended 12/31/12	$621,628	$(44,674)
Year ended 12/31/11	$550,539	$(25,171)
Year ended 12/31/10	$428,903	$(15,184)

RS Tax-Exempt Fund
Year ended 12/31/12	$1,272,380	$(209,801)
Year ended 12/31/11	$894,104	$(99,024)
Year ended 12/31/10	$712,052	$(58,671)

RS High Income Municipal Bond Fund
Year ended 12/31/12	$886,568	$(84,103)
Year ended 12/31/11	$441,467	$(24,471)
Year ended 12/31/10	$0	$(5,479)

RS Floating Rate Fund
Year ended 12/31/12	$6,376,476	$(879,435)
Year ended 12/31/11	$4,982,974	$(522,086)
Year ended 12/31/10	$0	$(40,367)

RS Strategic Income Fund
Year ended 12/31/12	$319,656	$(23,979)
Year ended 12/31/11	$229,613	$(7,082)
Year ended 12/31/10	$0	$(1,369)

RS Money Market Fund
Year ended 12/31/12	$0	$(10,563)
Year ended 12/31/11	$0	$(30,028)
Year ended 12/31/10	$0	$(27,252)

[1]	After giving effect to any reimbursement or waiver to the Funds by GIS.
[2]	The Fund commenced operations on May 17, 2011.

The following table shows sales loads paid to GIS during the periods indicated:

Fund	Sales Load on Purchases[1]	Contingent Deferred Sales Loads
RS Partners Fund
Year ended 12/31/12	$4,611	—
Year ended 12/31/11	$18,964	$(62)
Year ended 12/31/10	$28,244	$0

RS Value Fund
Year ended 12/31/12	$15,716	$7,588
Year ended 12/31/11	$41,116	$14,629
Year ended 12/31/10	$48,446	$8,475

RS Large Cap Alpha Fund
Year ended 12/31/12	$19,676	$11,011
Year ended 12/31/11	$48,576	$23,407
Year ended 12/31/10	$43,951	$14,577

RS Investors Fund
Year ended 12/31/12	$1,664	$635
Year ended 12/31/11	$2,743	$831
Year ended 12/31/10	$3,950	$1,373

RS Global Natural Resources Fund
Year ended 12/31/12	$139,472	$40,073
Year ended 12/31/11	$227,061	$57,880
Year ended 12/31/10	$148,834	$9,638

RS Small Cap Growth Fund
Year ended 12/31/12	$4,284	$967
Year ended 12/31/11	$6,542	$712
Year ended 12/31/10	$4,590	$74

RS Select Growth Fund
Year ended 12/31/12	$55,957	$4,531
Year ended 12/31/11	$15,602	$36
Year ended 12/31/10	$3,417	$12

RS Mid Cap Growth Fund
Year ended 12/31/12	$3,809	$275
Year ended 12/31/11	$4,138	$281
Year ended 12/31/10	$5,274	$2

Fund	Sales Load on Purchases[1]	Contingent Deferred Sales Loads
RS Growth Fund
Year ended 12/31/12	$3,484	$378
Year ended 12/31/11	$2,394	$48
Year ended 12/31/10	$1,834	$532

RS Technology Fund
Year ended 12/31/12	$16,077	$34,260
Year ended 12/31/11	$64,634	$12,925
Year ended 12/31/10	$11,775	$5,621

RS Small Cap Equity Fund
Year ended 12/31/12	$895	$50
Year ended 12/31/11	$1,071	$1,212
Year ended 12/31/10	$1,185	$1,113

RS International Growth Fund
Year ended 12/31/12	$12,657	$1,085
Year ended 12/31/11	$10,671	$907
Year ended 12/31/10	$10,999	$1,947

RS Emerging Markets Fund
Year ended 12/31/12	$3,032	$3,925
Year ended 12/31/11	$2,010	$32,572
Year ended 12/31/10	$86,470	$66,696

RS Global Growth Fund
Year ended 12/31/12	$590	$55
Period from 5/16/11 to 12/31/11[2]	$738	$1

RS China Fund
Year ended 12/31/12	$684	—
Period from 5/16/11 to 12/31/11[2]	$714	—

RS Investment Quality Bond Fund
Year ended 12/31/12	$50,935	$26,569
Year ended 12/31/11	$29,604	$8,028
Year ended 12/31/10	$32,443	$8,966

RS Low Duration Bond Fund
Year ended 12/31/12	$82,532	$333,210
Year ended 12/31/11	$79,881	$211,145
Year ended 12/31/10	$94,598	$112,637

RS High Yield Fund
Year ended 12/31/12	$14,985	$4,347
Year ended 12/31/11	$17,345	$8,433
Year ended 12/31/10	$8,581	$4,933

Fund	Sales Load on Purchases[1]	Contingent Deferred Sales Loads
RS Tax-Exempt Fund
Year ended 12/31/12	$68,900	$198,418
Year ended 12/31/11	$60,282	$23,518
Year ended 12/31/10	$96,836	$62,901

RS High Income Municipal Bond Fund
Year ended 12/31/12	$67,364	$21,977
Year ended 12/31/11	$37,397	$24,478
Year ended 12/31/10	$37,996	$5,674

RS Floating Rate Fund
Year ended 12/31/12	$152,302	$212,912
Year ended 12/31/11	$225,423	$317,175
Year ended 12/31/10	$210,498	$24,919

RS Strategic Income Fund
Year ended 12/31/12	$16,776	$3,884
Year ended 12/31/11	$12,674	$3,097
Year ended 12/31/10	$10,764	$238

RS Money Market Fund
Year ended 12/31/12	—	$4,052
Year ended 12/31/11	—	$8,099
Year ended 12/31/10	—	$6,251

[1]	A portion of the sales loads paid to GIS upon purchases of Class A shares is reallowed by GIS to dealers.
[2]	The Fund commenced operations on May 17, 2011.

No other commissions and compensation were paid by any of the Funds to GIS during the fiscal year ended December 31, 2012.

The Funds have been informed by GIS that during the fiscal year ended December 31, 2012 the following expenditures were made using the 12b-1 Plan fees received by GIS with respect to the Funds:

Fund	Advertising	Prospectus and marketing materials printing & mailing[1]	Compensation to underwriters	Compensation paid to firms	Compensation to sales personnel	Other expenses (facilities, professional expenses, and other)	Excess expenses incurred by GIS and RS Investments[2]
RS Partners Fund	$372,907	$43,324	—	$3,290,090	$1,301,619	$231,933	$2,126,849
RS Value Fund	$223,169	$26,055	—	$1,984,813	$763,767	$137,031	$1,072,509
RS Large Cap Alpha Fund	$162,106	$19,433	—	$1,408,636	$519,573	$100,803	$592,775
RS Investors Fund	$3,858	$447	—	$50,614	$14,232	$2,406	$33,603
RS Global Natural Resources Fund	$512,646	$55,900	—	$5,193,542	$2,938,058	$341,135	$4,039,427
RS Small Cap Growth Fund	$179,486	$23,112	—	$1,071,455	$587,263	$110,745	$667,850
RS Select Growth Fund	$49,630	$5,226	—	$556,017	$406,122	$32,309	$586,354
RS Mid Cap Growth Fund	$18,542	$2,098	—	$121,652	$67,845	$12,311	$64,041
RS Growth Fund	$32,829	$3,731	—	$115,975	$104,887	$21,708	$17,990
RS Technology Fund	$56,845	$6,517	—	$485,434	$228,080	$37,311	$191,925
RS Small Cap Equity Fund	$21,891	$2,500	—	$165,961	$70,836	$14,435	$61,576
RS International Growth Fund	$11,391	$1,371	—	$123,022	$68,375	$7,002	$75,874
RS Emerging Markets Fund	$272,930	$33,262	—	$3,112,929	$1,088,160	$167,729	$1,618,913
RS Global Growth Fund	$4,881	$592	—	$4,400	$14,918	$3,032	$(60,203)
RS China Fund	$4,104	$496	—	$2,594	$12,759	$2,543	$(53,102)
RS Investment Quality Bond Fund	$43,229	$5,393	—	$659,002	$200,985	$23,847	$294,690
RS Low Duration Bond Fund	$283,640	$35,378	—	$5,858,599	$2,243,881	$157,951	$3,450,345
RS High Yield Fund	$36,938	$4,446	—	$351,522	$145,187	$19,803	$(117,040)
RS Tax-Exempt Fund	$101,124	$12,616	—	$1,908,213	$554,181	$56,257	$783,008
RS High Income Municipal Bond Fund	$51,277	$6,394	—	$1,061,534	$410,769	$28,512	$649,941
RS Floating Rate Fund	$292,360	$36,456	—	$7,124,163	$2,082,151	$163,001	$3,108,743
RS Strategic Income Fund	$24,406	$3,043	—	$202,658	$126,791	$13,588	$46,947
RS Money Market Fund	$121,997	$15,225	—	$1,151,318	$423,712	$67,825	$541,435

[1]	Printing and mailing of prospectuses to other than current Fund shareholders.
[2]	Amount by which expenses incurred by GIS and RS Investments relating to distribution exceeded 12b-1 fees and contingent deferred sales charges paid.

HOW NET ASSET VALUE IS DETERMINED

Each Fund calculates the net asset value (“NAV”) of each of its classes of shares by dividing the total value of the assets attributable to that class, less the liabilities attributable to that class, by the number of shares of that class that are outstanding.

Each of the Funds determines the NAV per share once daily as of the close of regular trading (generally 4:00 p.m. Eastern Time) each day the NYSE is open. The Funds will not price their shares on days when the NYSE is closed. The NYSE is typically closed Saturdays, Sundays, New Year’s Day (observed), Martin Luther King Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas (observed).

The Funds value their portfolio securities for which market quotations are readily available at market value. Such securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security will generally be valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and asked prices. Where a security is traded on more than one exchange, the security is valued on the primary exchange on which the security trades. Securities not traded on any securities exchange or on NASDAQ and for which over-the-counter prices are readily available generally will be valued at the mean between the closing bid and asked prices.

Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Certain debt securities may be valued each business day by an independent pricing service (“Service”). The use of a Service to ascertain values has been approved by the Trust’s Board of Trustees. Debt securities with more than 60 days to maturity for which quoted bid prices are, in the judgment of a Service, readily available and representative of the bid side of the market are valued by the Service at the bid price. Debt securities with more than 60 days to maturity for which quoted bid prices are not, in the judgment of a Service, readily available and representative of the market value will be valued by the Service at estimated market value based on methods which may include, without limitation, consideration of yields or prices of government securities of similar maturity and currency; yields or prices of other securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. A Service may use matrix pricing or such other valuation methodology as may be deemed reasonable by RS Investments. Repurchase agreements are carried at cost. Options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Financial futures contracts and options on financial futures contracts are valued at the settlement prices established each day by the boards of trade or exchanges on which they are traded. Foreign securities are valued in the currencies of the markets where they trade and are then converted to U.S. dollars using the prevailing exchange rates at the close of the NYSE. Forward foreign currency contracts are valued at the mean provided by a Service. The Funds value all other securities and assets at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

The fair value of securities is generally determined as the amount that a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, in cases where there are no publicly traded securities of the same class as the securities being valued, the security is valued based on, among other things, an analysis of the effect of any restrictions on the sale of the security; product development and trends of the security’s issuer; changes in the industry and other competing companies; significant changes in the issuer’s financial position; prices at which the issuer subsequently issues the same or comparable securities; prices at which the same or comparable securities are sold; and any other event which could have a significant impact on the value of the security.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the NAV of a Fund’s shares are computed as of such times. Also, because of the amount of time required to collect and process trading information for large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Events affecting the values of those securities may occur between such times and the close of the NYSE and therefore may not be reflected in the computation of NAV. A Fund may determine the fair value of those securities in accordance with pricing guidelines and procedures approved by the Trustees. For all Funds except RS International Growth Fund, RS Emerging Markets Fund, RS Global Growth Fund, and RS China Fund, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of a Fund’s investments in foreign equity securities generally will be determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE; for RS International Growth Fund, RS Emerging Markets Fund, RS Global Growth Fund, and RS China Fund, the value of the Funds’ investments in foreign equity securities generally will be determined by a pricing service using such pricing models every day, regardless of movements in the U.S. markets. The fair value of one or more of the securities in the portfolio which is used to determine a Fund’s NAV could be different from the actual value at which those securities could be sold in the market. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

RS Money Market Fund. Securities held by RS Money Market Fund are valued at their amortized cost. Amortized cost is acquisition cost as adjusted for amortization of any discount or premium at a constant daily rate to maturity. This method provides certainty in valuation, but may result in valuations that are higher or lower than the price which would be received if an instrument was sold prior to its maturity because neither unrealized gains nor unrealized losses are accounted for.

RS Money Market Fund’s use of amortized cost and the maintenance of RS Money Market Fund’s net asset value at $1.00 per share is based on its election to value its portfolio in accordance with the provisions of Rule 2a-7 under the 1940 Act. As a condition of operating under that rule, RS Money Market Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less; purchase U.S. dollar-denominated instruments having remaining maturities of thirteen months or less; and invest only in securities that are determined to present minimal credit risks and that are eligible for investment under the rule. Eligible securities are securities rated within the two highest short-term rating categories assigned by at least two nationally recognized statistical rating organizations (“NRSROs”), or, where only one NRSRO has assigned a rating to the securities, the securities were assigned the highest rating by such NRSRO, or, if unrated, the securities are deemed to be of comparable quality by GIS, RS Money Market Fund’s investment sub-adviser, in accordance with guidelines adopted by the Board of Trustees.

The aforementioned guidelines were adopted by the Board of Trustees and are designed to stabilize RS Money Market Fund’s NAV at $1.00, taking into account current market conditions and the Fund’s investment objective. These guidelines mandate periodic review, as the Board deems appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a NAV based upon available indications of market value. In such review, market values are determined by reference to dealer prices for the types of instruments purchased by the Fund. Then, yield factors are added to those prices to set-off dealer discounts.

In the event of a deviation of over one half of 1% between RS Money Market Fund’s NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Board will promptly consider what action, if any, should be taken. Action will also be taken to reduce, to the extent reasonably practicable, any material dilution or other unfair results which might arise from differences between RS Money Market Fund’s NAV based upon market values and amortized cost. Such action may include redemption in kind, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity, withholding or paying dividends or distributions, or using a market value NAV.

The Board will also take such action as it deems appropriate if securities held by RS Money Market Fund are downgraded, go into default, become ineligible for investment under Rule 2a-7, or come to present greater than minimal credit risks. In the event that securities accounting for one half of 1% or more of the Fund’s total assets default in a material way that is related to the issuer’s financial condition, the SEC will be notified and advised of the actions to be taken in response to the situation.

Since dividends from net investment income and from net realized gains will be accrued daily and paid monthly, the net asset value per share will ordinarily remain at $1.00, but RS Money Market Fund’s daily dividends will vary in amount, and there may be days when there will be no dividend. If net realized or unrealized losses on any day exceeds interest income, less expenses, the net asset value per share on that day might decline.

TAXES

The following is a summary of certain U.S. federal income tax considerations pertaining to an investment in the Funds. This discussion does not address all aspects of taxation (including state, local, and foreign taxes) that may be relevant to particular shareholders in light of their own circumstances, or to particular types of shareholders (including insurance companies, tax-deferred retirement plans, financial institutions or broker-dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under U.S. federal income tax laws. This summary is based on the Code (as defined above), the regulations thereunder, published rulings and court decisions, in effect as of the date of this SAI. These laws are subject to change, possibly on a retroactive basis.

Each Fund has elected or, in the case of a new Fund, if any, intends to elect to be treated as a regulated investment company under Subchapter M of the Code; and each Fund intends each year to qualify and be eligible to be treated as such.

As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Fund would not be subject to federal income tax on income paid in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

In order to qualify and be treated as a “regulated investment company,” a Fund must, among other things: (a) derive at least 90% of its gross income from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other dispositions of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (ii) net income derived from interest in “qualified publicly traded partnerships” (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more “qualified publicly traded partnerships” (as defined below); and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in clause (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (“QPTP”) (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code Section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP. For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a QPTP. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect a

Fund’s ability to meet the diversification test in (b) above. MLPs, if any, in which a Fund invests may qualify as QPTPs, or may be treated as “regular” partnerships, a “passive foreign investment company” or a corporation for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a Fund can invest in MLPs. The U.S. federal income tax consequences of a Fund’s investments in “passive foreign investment companies” is discussed in greater detail below.

If a Fund were to fail to meet the income, diversification, or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, or if a Fund were otherwise to fail to qualify as a regulated investment company accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate income tax rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible to be treated as qualified dividend income in the case of shareholders taxed as individuals, and for the dividend received deduction in the case of corporate shareholders. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income, and may distribute its net capital gain. Investment company taxable income (which is retained by a Fund) will be subject to tax at regular corporate rates. A Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

A non-deductible excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund’s “required distribution” over its actual distributions in any calendar year. Generally, the “required distribution” is 98% of a Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. For purposes of the required excise tax distribution, a Fund’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year (unless the Fund elects to use December 31 as noted above). Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax on income earned in the current calendar year, although from time to time a Fund may choose to pay an excise tax where the cost of making the required distribution exceeds the amount of the tax. Distributions declared by a Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which they were declared.

Capital losses in excess of capital gains are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. The Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. A Fund’s ability to use net capital losses to offset gains may be limited as a result of certain (i) acquisitive reorganizations and (ii) shifts in the ownership of the Fund by a shareholder owning or treated as owning 5% or more of the stock of the Fund. See a Fund’s most recent annual shareholder report for the Fund’s available capital loss carryovers as of the end of its most recently ended fiscal year.

Distributions from a Fund generally will be taxable to shareholders as ordinary income to the extent derived from investment income and net short-term capital gains, except to the extent of exempt-interest dividends or qualified dividend income (described below). Distributions of net capital gains (that is, the excess of net gains from the sale of capital assets held more than one year over net losses from the sale of capital assets held for not more than one year properly reported as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held the shares in the Fund. Long-term capital gains are includible in net capital gain and taxed to individuals at reduced rates. Distributions of investment income reported by the Fund as derived from “qualified dividend income” are taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. Distributions attributable to gain from the sale of MLPs that is characterized as ordinary income under the Code’s recapture provisions will be taxable as ordinary income.

In addition, for taxable years beginning on or after January 1, 2013, Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. The details of the implementation of this tax and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains (other than exempt-interest dividends) as described below, and (ii) any net gain from the sale, redemption, or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

A Fund can pay exempt-interest interest dividends only for taxable years in which, at the end of each quarter, at least 50% of the value of its total assets consists of securities generating interest that is exempt from federal tax under Section 103(a) of the Code. Fund distributions reported as “exempt-interest dividends” are not generally subject to federal income tax, but they may be subject to state and local taxes. The RS Tax-Exempt Fund and the RS High Income Municipal Bond Fund expect to pay exempt-interest dividends. An investment in the RS High Income Municipal Bond Fund may result in liability for U.S. federal alternative minimum tax (“AMT”), both for individual and for corporate shareholders. For example, tax-exempt interest on certain “private activity bonds” has been designated as a “tax preference item” and must be added back to taxable income for purposes of calculating AMT. To the extent that RS High Income Municipal Bond Fund invests substantially in private activity bonds, for shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from all federal income tax. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in RS High Income Municipal Bond Fund. In addition, exempt-interest dividends paid by RS High Income Municipal Bond Fund to a corporate shareholder are included in the shareholder’s “adjusted current earnings” as part of its AMT calculation. While RS Tax-Exempt Fund invests primarily in obligations the interest on which will be exempt from federal income tax including the federal alternative minimum tax, up to 20% of the value of the Fund’s net assets may be invested in bonds that pay interest subject to the federal income tax, including bonds that pay interest subject to the AMT. To the extent these interest dividends are subject to the AMT, the AMT will apply as it does for RS High Income Municipal Bond Fund. As of the date of this SAI, individuals are subject to the U.S. AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult their own tax advisors.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

A shareholder who receives Social Security or railroad retirement benefits should consult his or her tax adviser to determine what effect, if any, an investment in RS Tax-Exempt Fund or RS High Income Municipal Bond Fund may have on the federal taxation of such benefits. Tax-exempt dividends are included in income for purposes of determining the amount of benefits that are taxable.

Distributions of RS Tax-Exempt Fund’s and RS High Income Municipal Bond Fund’s income other than exempt-interest dividends generally will be taxable as ordinary income, except that any distributions of net capital gains will be taxable as capital gains. RS Tax-Exempt Fund and RS High Income Municipal Bond Fund may invest a portion of their assets in securities that generate income subject to federal and state taxes. Gains realized by RS Tax-Exempt Fund and RS High Income Municipal Bond Fund on the sale or exchange of investments that generate tax-exempt income will be taxable when distributed to shareholders.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus effectively were included in the price the shareholder paid). Distributions are taxable as described herein whether shareholders receive them in cash or reinvest in additional shares. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued to the shareholder. Any gain resulting from the sale or exchange of a Fund’s shares generally will be taxable as capital gain.

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income that is eligible for taxation at the rates applicable to net capital gain, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund, RS Strategic Income Fund, and RS Money Market Fund do not expect a significant portion of Fund distributions to be derived from qualified dividend income. The other Funds expect that a portion of their distributions may be derived from qualified dividend income.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

If the above-described holding period and other requirements are met at both the shareholder and Fund level, qualified dividend income will be taxed in the hands of individuals at the rates applicable to net capital gain.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock), or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code. Dividends paid by RS International Growth Fund, RS Emerging Markets Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund, RS Strategic Income Fund, and RS Money Market Fund are not expected to be eligible for the corporate dividends received deduction. A portion of the dividends paid by the other Funds may be eligible for the corporate dividends received deduction.

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, may not constitute qualified dividend income to individual shareholders and may not be eligible for the dividends-received deduction for corporate shareholders. Similarly, any distribution of income that is attributable to (i) income received by a Fund in lieu of tax-exempt interest with respect to securities on loan or (ii) tax-exempt interest received by a Fund on tax-exempt securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, may not constitute an exempt-interest dividend to shareholders.

If a Fund makes a distribution to shareholders in excess of its current accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares.

If a Fund holds, directly or indirectly, one or more “tax credit bonds” (including Build America Bonds issued before January 1, 2011, clean renewable energy bonds, and qualified tax credit bonds) on one or more applicable dates during a taxable year, it is possible that the Fund will elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, a shareholder will be deemed to receive a distribution of money with respect to its share ownership position equal to the shareholder’s proportionate share of the amount of such credits and be allowed a credit against its federal income tax liability equal to the amount of such deemed distribution, subject to certain limitations imposed by the Code on the credits involved.

A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not (and interest paid on debt obligations, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer. This may affect the cash flow of the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

A Fund may invest in “real estate investment trusts” (“REITs”). A Fund’s investments in REIT equity securities may at times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities may also require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

A Fund may invest directly or indirectly in residual interests in “real estate mortgage investment conduits” (“REMICs”) (including by investing in residual interests in “collateralized mortgage obligations” (“CMOs”) with respect to which an election to be treated as a REMIC is in effect) or equity interests in “taxable mortgage pools”

(“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the registered investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute “unrelated business taxable income” (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Under current law, a Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares of the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to “charitable remainder trusts” (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

With respect to investment income and gains received by a Fund, if any, from sources outside the United States, such income and gains may be subject to foreign taxes that are withheld at the source. Thus, a Fund’s yield on foreign investments would be decreased by such taxes. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and therefore cannot be determined in advance. Tax treaties between certain countries and the U.S. can, but do not always, reduce or eliminate such taxes.

If more than 50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata share of such taxes. Shareholders then may take a foreign tax credit against U.S. federal income tax liability for the amount of such foreign taxes or deduct such foreign taxes as an itemized deduction from gross income. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 16 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if a Fund is eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-exempt shareholders (including those who invest through IRAs or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Equity investments by a Fund in certain “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs are not eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

A Fund’s transactions in foreign currencies, foreign currency-denominated debt securities, and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Such ordinary income treatment may accelerate a Fund’s distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years. See also the discussion on hedging transactions, below.

A Fund may purchase and sell put and call options. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or a Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a Fund is exercised and the Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying security generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of a Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and securities deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in derivative instruments (including forward contracts and swap agreements), as well as any of its other hedging, short sale, securities loan, or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses to a Fund, and cause adjustments in the holding periods of a Fund’s securities. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits, (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

If a Fund receives dividends from another mutual fund, an ETF or another company that qualifies as a registered investment company (each, an “investment company”), and the investment company reports such dividends as qualified dividend income, then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the investment company.

If a Fund receives dividends from an investment company and the investment company reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the investment company.

Special tax considerations apply if a Fund invests in investment companies taxed as partnerships. In general, a Fund will not recognize income earned by such an investment company until the close of the investment company’s taxable year. However, a Fund will recognize such income as it is earned by the investment company for purposes of determining whether it is subject to the 4% excise tax. Therefore, if a Fund and such an investment company have different taxable years, the Fund may be compelled to make distributions in excess of the income recognized from such an investment company in order to avoid the imposition of the 4% excise tax. A Fund’s receipt of a non-liquidating cash distribution from an investment company taxed as a partnership generally will result in recognized gain (but not loss) only to the extent that the amount of the distribution exceeds the Fund’s adjusted basis in shares of such investment company before the distribution. If a Fund receives a liquidating cash distribution from an investment company taxable as a partnership, the Fund will recognize capital gain or loss to the extent of the difference between the proceeds received by the Fund and the Fund’s adjusted tax basis in shares of such investment company; however, the Fund will recognize ordinary income, rather than capital gain, to the extent that the Fund’s allocable share of “unrealized receivables” (including any accrued but untaxed market discount, as defined below) exceeds the Fund’s share of the basis in those unrealized receivables.

Some amounts received by a Fund with respect to its investments in MLPs will likely be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain with respect to that asset (or if the Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. A Fund may have to borrow or liquidate securities to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time.

Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Fund has invested and their face value (“original issue discount”) is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of a Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year. Interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

A Fund may also purchase debt instruments with “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation over the purchase price of such obligation (or in the case of an obligation issued with original issue discount, its “revised issue price”). Under the market discount rules, each Fund will be required to treat any gain on the sale, exchange or redemption of, a debt instrument as ordinary income to the extent of the market discount that has not previously been included in income and is treated as having accrued on such debt instrument at or prior to the time of such payment or disposition. Market discount in respect of a debt instrument is generally considered to accrue ratably during the period from the date of acquisition to the maturity date of such debt instrument, unless the holder elects to accrue market discount on the debt instrument under the constant yield method.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having original issue discount or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price). A Fund will be required to include the original issue discount or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which original issue discount or acquisition discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods each Fund elects.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when such dispositions may not be advantageous to the Fund. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such securities.

Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity (i.e., a premium), the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require a Fund to reduce its tax basis by the amount of the amortized premium.

A Fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether a particular debt obligation has market discount. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

The sale, exchange or redemption of a Fund’s shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held as capital assets by the shareholder for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of a Fund’s shares held by the shareholder will be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of shares held for 6 months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. In addition, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. This loss disallowance rule does not apply to a shareholder’s disposition of Fund shares held for six months or less with respect to a regular exempt-interest dividend paid by a Fund if the Fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis and pays such dividends on at least a monthly basis. All or a portion of any loss realized upon a taxable disposition of a Fund’s shares will be disallowed if other substantially identical shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. Upon the redemption, sale, or exchange of Fund shares, other than shares of RS Money Market Fund, the Fund or, in the case of shares purchased through an intermediary, the intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares redeemed, sold, or exchanged. See the Prospectus for more information. For RS Money Market Fund, it is not expected that any gain or loss will be realized in respect of Fund shares because of the Fund’s policy to maintain its net asset value at a constant $1.00 per share.

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to non-corporate shareholders who fail to furnish the Fund with a correct taxpayer identification number or other certification, who have underreported dividends or interest income, or who fail to certify to the Fund that they are not subject to such withholding. An individual’s taxpayer identification number generally is his or her social security number. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification. The back-up withholding tax rate is 28% .

Absent a specific statutory exemption, dividends (other than Capital Gain Dividends and exempt-interest dividends) paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. For distributions with respect to taxable years of a Fund beginning before January 1, 2014, the Fund is not required to withhold any amounts (i) with respect to distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“short-term capital gain dividends”). This exception to withholding for interest-related dividends does not apply to distributions to a foreign person (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation. The exception to withholding for short-term capital gain dividends does not apply to (A) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions subject to special rules regarding the disposition of U.S. real property interests as described below. Short-term gains do not include gain from the sale of MLPs to the extent such gain is characterized as ordinary income under the Code’s recapture provisions. If a Fund invests in a regulated investment company that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign persons. A Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. This exemption from withholding for interest-related and short-term capital gain dividends will expire for distributions with respect to taxable years of a Fund beginning on or after January 1, 2014, unless Congress enacts legislation providing otherwise.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends or exempt-interest dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign person’s sale of shares of a Fund or to the Capital Gain Dividend the foreign person received (as described below).

Special rules would apply if a Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If a Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Fund to a foreign person (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign person being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign person, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign person’s current and past ownership of a Fund. On and after January 1, 2014, the “look-through” USRPI treatment described above for distributions by the Fund (which treatment applies only if the Fund is either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above) applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if a Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% shareholder that is a foreign person, in which case such foreign person generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Each Fund generally does not expect that it will be a USRPHC or would be a USRPHC but for the operation of certain of the special exceptions referred to above.

Foreign persons should consult their tax advisors and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign person must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign persons should consult their tax advisors in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.

A foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor regarding the applicability to them of this requirement.

The Foreign Account Tax Compliance Act (“FATCA”) generally requires a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on dividends (other than exempt-interest dividends), including Capital Gain Dividends, and the proceeds of the sale, redemption or exchange of Fund shares. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends), beginning as early as January 1, 2014.

If a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The foregoing is a general and abbreviated summary of certain applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to local, state and foreign taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state, local, and foreign taxes. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situation. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Funds. Statements as to the tax status of distributions will be mailed annually.

ADDITIONAL INFORMATION

Transfer Agent and Custodian

Boston Financial Data Services, at P.O. Box 219717, Kansas City, MO 64121, serves as the Funds’ transfer agent and dividend-paying agent (“Transfer Agent”).

State Street Bank and Trust Company, 1200 Crown Colony Drive, Quincy, Massachusetts 02169, serves as the Funds’ custodian (the “Custodian”).

The Custodian and subcustodians hold the securities in the Funds’ portfolios and other assets for safekeeping. The Transfer Agent and the Custodian do not participate in making investment decisions for the Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, California 94111, is the Trust’s independent registered public accounting firm, providing audit services, tax return review, and other tax consulting services and assistance and consultation in connection with the review of various SEC filings.

Legal Counsel

Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600, serves as counsel to the Trust.

Shareholder Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of that Fund. Thus the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

FINANCIAL STATEMENTS

Annual Reports to Shareholders

The audited financial statements, financial highlights, and report of PricewaterhouseCoopers LLP, the independent registered public accounting firm of the Funds, included in the Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2012, as filed electronically on Form N-CSR on March 6, 2013 (File No. 811-05159; Accession No. 0001193125-13-093490), are incorporated by reference into this SAI. The Funds’ Annual Reports to Shareholders are available by calling the Funds at 1-800-766-3863 or by visiting the Funds’ website at www.rsinvestments.com or on the SEC’s website at www.sec.gov.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

This Appendix describes ratings applied to corporate bonds by Standard & Poor’s (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”).

Standard & Poor’s Ratings

AAA — An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated CC is currently highly vulnerable to nonpayment.

C — The “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock, or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

A-1

D — An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within the shorter of the stated grace period but not longer than five business days. Both a longer stated grace period and the absence of a stated grace period are irrelevant. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Moody’s Ratings

Aaa — Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s appends numerical modifiers, 1, 2, and 3, to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

A-2

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, will be available as of August 31 of each year (i) without charge, upon request, by calling 1-800-766-FUND (3863); (ii) on RS Investments’ website at www.RSinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

I. RS Investment Management Co. LLC

PROXY VOTING POLICIES AND PROCEDURES

Purpose and General Statement

The purpose of these proxy voting policies and procedures is to set forth the principles, guidelines and procedures by which RS Investment Management Co. LLC (“RS”) votes the securities owned by its advisory clients for which RS exercises voting authority and discretion (the “Proxies”). The advisory clients for which RS votes Proxies are registered investment companies and certain other institutional accounts. These policies and procedures have been designed to ensure that Proxies are voted in the best interests of our clients in accordance with our fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”). These policies and procedures do not apply to any client that has explicitly retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party; RS takes no responsibility for the voting of any proxies on behalf of any such client. For those clients that have delegated such authority and discretion to RS, these policies and procedures apply equally to registered investment companies and other institutional accounts.

Policies Relating to Proxy Voting

The guiding principle by which RS votes on all matters submitted to security holders is to act in a manner consistent with the best interest of its clients, without subrogating the clients’ interests to those of RS. RS does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above. The policies and procedures set forth herein are designed to ensure that material conflicts of interest on the part of RS or its affiliates do not affect our voting decisions on behalf of our clients. All RS personnel who are involved in the voting of Proxies will be required to adhere to these policies and procedures.

It is the general policy of RS to vote on all matters presented to security holders in any Proxy, and these policies and procedures have been designed with that in mind. However, RS reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of RS, the costs associated with voting such Proxy outweigh the benefits to clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of our clients.

Absent any legal or regulatory requirement to the contrary, it is generally the policy of RS to maintain the confidentiality of the particular votes that it casts on behalf of its clients. Registered investment company clients disclose the votes cast on their behalf by RS in accordance with their legal and regulatory requirements. Any other institutional client of RS can obtain details of how RS has voted the securities in its account by contacting the client’s designated service representative.

Proxy Policy Committee

Certain aspects of the administration of these proxy voting policies and procedures are governed by a Proxy Policy Committee (the “Committee”) currently comprising four members. The members of this Committee are the General Counsel, the Chief Compliance Officer, a Deputy Compliance Officer, and a Legal Counsel. The Committee may change its structure or composition from time to time.

A portfolio manager’s recommendation of an override of the Guidelines (as defined below) will be accepted with the approval of any two members of the Committee. The Committee meets to consider Special Votes (as defined below), where a material conflict of interest has been identified, and at such other times as the Chief Executive Officer shall determine. In addition, the Committee generally holds a regular meeting during each calendar quarter, at which the Committee reviews data with respect to votes taken in accordance with these policies and procedures since the previous meeting. The Committee reviews the existing Guidelines at least once each calendar year and in connection with such review may recommend any changes to the Guidelines.

On all matters, the Committee makes its decisions by a vote of a majority of the members of the Committee present at the meeting. At any meeting of the Committee, a majority of the members of the Committee then in office shall constitute a quorum.

Proxy Voting Procedures

RS has retained a proxy service voting provider (the “Proxy Voting Service Provider”) to vote Proxies for the accounts of its advisory clients. The Proxy Voting Service Provider prepares analyses of most matters submitted to a shareholder vote and also provides voting services to institutions such as RS. The Proxy Voting Service Provider receives a daily electronic feed of all holdings in RS’ voting accounts, and trustees and/or custodians for those accounts have been instructed to deliver all proxy materials that they receive directly to the Proxy Voting Service Provider. The Proxy Voting Service Provider monitors the accounts and their holdings to be sure that all Proxies are received and voted. As a result of the firm’s decision to use the Proxy Voting Service Provider, there is generally no physical handling of Proxies by RS personnel.

RS has adopted proxy voting guidelines (the “Guidelines”) that set forth how RS plans to vote on specific matters presented for shareholder vote. The indicated vote in the Guidelines is the governing position on any matter specifically addressed by the Guidelines, and for any such matter, absent prior instructions to the contrary from RS, the Proxy Voting Service Provider will automatically vote in accordance with the Guidelines.

RS reserves the right to override the Guidelines when it considers that such an override would be in the best interest of its clients, taking into consideration all relevant facts and circumstances at the time of the vote. See “Procedures for Overriding the Guidelines” below.

In addition, there may be situations involving matters presented for shareholder vote that are not governed by the Guidelines (any such vote being a “Special Vote”). Special Votes will be addressed according to the procedures discussed below at “Procedures Regarding Special Votes”.

In advance of the deadline for any particular vote, the Proxy Voting Service Provider posts information regarding that vote on its secure website. This information includes the upcoming voting deadline, the vote indicated by the Guidelines, if any, and any analysis or other information that the Proxy Voting Service Provider has prepared with respect to the vote. The Compliance Department accesses the website on a regular basis to monitor the matters presented for shareholder votes and to track the voting of the Proxies.

Procedures for Overriding the Guidelines

If any portfolio manager or analyst, in the course of his or her regular monitoring of companies whose securities are held in client accounts, is interested in a particular shareholder matter, and desires RS to vote in a manner inconsistent with the Guidelines, he or she shall take action in accordance with the procedures set forth below.

In the case of a portfolio manager or analyst who believes RS should vote in a manner inconsistent with the Guidelines, he or she must first submit such proposal to the Compliance Department. The Compliance Department is responsible for making a determination as to whether there is a material conflict of interest between RS, on the one hand, and the relevant advisory client, on the other hand, arising out of the provision of certain services or products by RS to the company on whose behalf Proxies are being solicited, personal shareholdings of any RS personnel in the company, or any other relevant material conflict of interest.

If the Compliance Department determines that there is no material conflict of interest, the Compliance Department will present this finding to the Committee for ratification. If the Committee agrees that there is no material conflict of interest, then the Committee will inform the Compliance Department of the decision to override. The Compliance Department will instruct the Proxy Voting Service Provider accordingly prior to the voting deadline. The Compliance Department will retain records of documents material to any such determination, and such records will be made available to the Committee for review during one of its regular meetings.

If, however, the Compliance Department or the Committee determines that there is a material conflict of interest with respect to the relevant shareholder vote, then the Committee will hold a special meeting for consideration of the matter. As part of its deliberations, the Committee will review, as applicable, the following:

•	a description of the proposed vote, together with copies of the relevant proxy statement and other solicitation material;

•	data regarding client holdings in the relevant issuer;

•	information pertinent to the decision by the Compliance Department or the Committee as to the presence of a material conflict of interest, together with all relevant materials;

•	the vote indicated by the Guidelines, together with any relevant information provided by the Proxy Voting Service Provider; and

•	the rationale for the request for an override of the Guidelines, together with all relevant information, as provided by the Compliance Department, portfolio manager or analyst, as the case may be.

After review, the Committee will arrive at a decision based on the guiding principle of acting in a manner consistent with the best interest of their clients. The Committee may vote to authorize an override of the Guidelines with respect to such a vote notwithstanding the presence of a material conflict of interest only if the Committee determines that such an override would be in the best interests of the clients in question. Whether or not the Committee authorizes an override, the Committee’s deliberations and decisions will be appropriately documented and such records will be maintained by the Compliance Department.

Procedures Regarding Special Votes

If the Chief Compliance Officer is informed by the Proxy Voting Service Provider or otherwise becomes aware of a Special Vote, he will submit the Special Vote to the Committee. The Committee will review any information provided by the Proxy Voting Service Provider or the Compliance Department regarding the Special Vote, and, in its discretion, may also consult with the relevant portfolio manager or analyst. If, after this review, the Committee agrees with the Proxy Voting Service Provider that the vote is not covered by the Guidelines, the Committee will consult the Compliance Department as to whether or not the Special Vote involves a material conflict of interest on the part of RS. As with cases of recommended overrides of the Guidelines, the determination made by the Compliance Department as to the absence of a material conflict of interest will be presented to the Committee for ratification. If the Committee determines that there is no material conflict of interest involved, the Committee will inform the Compliance Department of its decision and the Compliance Department will then instruct the Proxy Voting Service Provider to vote based on the decision of the portfolio manager. The Compliance Department will retain records of documents material to any such determination, which records will be made available to the Committee for review during one of its regular meetings.

If, however, the Compliance Department, or the Committee, upon review of its decision, determines that there is a material conflict of interest with respect to the relevant Special Vote, then the Committee will hold a special meeting for consideration of the matter. As part of its deliberations, the Committee will review, as applicable the following:

•	a description of the proposed vote, together with copies of the relevant proxy statement and other solicitation material;

•	data regarding client holdings in the relevant issuer;

•	information pertinent to the decision by the Compliance Department or the Committee as to the presence of a material conflict of interest, together with all relevant materials;

•	analysis prepared by the Proxy Voting Service Provider with respect to the Special Vote; and

•	other relevant information.

After reviewing the relevant information, the Committee will render a decision as to how the Special Vote is to be voted based on the guiding principle of acting in a manner consistent with the best interest of their clients. The Compliance Department will then inform the Proxy Voting Service Provider of this decision and instruct the Proxy Voting Service Provider to vote the Special Vote accordingly. The Committee’s deliberations and decisions will be appropriately documented and such records will be maintained by the Compliance Department.

Undue Influence

If at any time any person is pressured or lobbied either by RS personnel or affiliates or third parties with respect to a particular shareholder vote, he or she should provide information regarding such activity to the Chief Compliance Officer, who will keep a record of this information and forward the information to the Committee. The Committee will consider this information when making its decision to recommend an override of the Guidelines (or, in the case of a Special Vote, in its decision regarding the voting of the relevant Proxy).

Record Keeping

RS, or the Proxy Voting Service Provider, as RS’ agent, maintains records of all proxies voted in accordance with Section 204-2 of the Advisers Act. As required and permitted by Rule 204-2(c) under the Advisers Act, the following records are maintained:

•	a copy of these policies and procedures;

•	proxy statements received regarding client securities are maintained by the Proxy Voting Service Provider;

•	a record of each vote cast is maintained by the Proxy Voting Service Provider, and such records are accessible to designated RS personnel at any time;

•	a copy of any document created by RS that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

•	each written client request for proxy voting records and RS’ written response to any (written or oral) client request for such records.

II. Guardian Investor Services LLC

Introduction

In its capacity as investment sub-adviser to certain Funds which may from time to time hold equity securities, GIS has a fiduciary duty to the shareholders of the Funds to evaluate each company in which the Funds invest, in order to satisfy itself that the company meets certain management, financial and corporate governance standards. GIS believes that each investment should reflect a sound economic decision that benefits the shareholders of the Funds; thus, as a guiding principle, in voting proxies GIS seeks to maximize the shareholders’ economic interests. Accordingly, these policies and procedures are designed to ensure that GIS votes proxies in the best interests of shareholders of the Funds, regardless of any relationship between GIS, or any affiliate of GIS, with the company soliciting the proxy. With limited exceptions, GIS intends to vote all proxies solicited by issuers.

Proxy Voting Service

GIS has retained the services of a Proxy Voting Service Provider (the “Proxy Voting Service Provider”), an independent proxy voting service, to act as its agent in voting proxies. The Proxy Voting Service Provider performs independent research on the management, financial condition and corporate governance policies of numerous companies, and makes voting recommendations. The Proxy Voting Service Provider votes proxies on GIS’s behalf at shareholder meetings and is responsible for retaining copies of each proxy statement and maintaining records of how each proposal was voted.

In making its voting determinations, the Proxy Voting Service Provider has developed policies that involve an analysis of various factors relevant to the issuer and/or the proxy matter presented. After conducting its own evaluation of the Proxy Voting Service Provider’s factors and policies, GIS has instructed the Proxy Voting Service Provider to make a voting determination based upon the Proxy Voting Service Provider’s factors and policies. The policies and the factors the Proxy Voting Service Provider considers in its voting determinations are further detailed in the guidelines. GIS has instructed the Proxy Voting Service Provider to vote “for,” “against,” or on a “case-by-case” basis, along with the Proxy Voting Service Provider’s recommendations. In cases where the Proxy Voting Service Provider may not vote a proxy, a proposal may be referred to GIS for consideration.

Conflicts of Interest

Sometimes a conflict of interest may arise in connection with the proxy voting process. For example, GIS may have a material conflict of interest due to a significant business relationship with the company or a business relationship with a third party that has a material interest in the outcome of the vote, or a GIS employee may have a personal conflict of interest due to a personal or familial relationship with someone at the company soliciting the proxy. Central to these proxy voting policies is GIS’s philosophy that proxies should be voted only in the best interests of the shareholders of the Funds. Accordingly, these proxy voting policies are applied uniformly to avoid material conflicts of interest.

Guardian has taken certain measures to prevent economic or political incentives on the part of fund management or other Guardian business units to influence the outcome of a vote. GIS has created an information barrier between fund management and those other business units that may have inside or other information about a company, to prevent fund management from obtaining information that could have the potential to influence proxy voting decisions.

If an occasion arises in which the Proxy Voting Service Provider is unable to vote a proxy due to its own conflict of interest, the Proxy Voting Service Provider will ask GIS to provide specific voting instructions. In such situations, GIS shall vote the proxy in accordance with these policies and procedures. In all other cases, the Proxy Voting Service Provider votes proxies on behalf of GIS and the Funds applying uniform policies.

If the Proxy Voting Service Provider is unable to vote a proxy due to a conflict and has referred it to GIS for voting instructions, and there is a potential material conflict of interest between the issuer and Guardian or a Guardian affiliate or employee, the proxy proposal will be referred to GIS’s Oversight Committee. The Oversight Committee will provide voting instructions on the proposal after consulting with the fund manager and taking into account all factors it deems relevant. If the Oversight Committee believes a material conflict exists that cannot be resolved by the committee, it will refer the proposal to the Board of Trustees for guidance.

III. Baillie Gifford Overseas Limited

General Statement and Approach

Baillie Gifford Overseas Limited (“BGO”) recognizes that it has a fiduciary duty to act solely in the best interests of its clients. In that regard BGO and its affiliates (collectively, “Baillie Gifford”) have adopted Global Corporate Governance Principles and Guidelines (the “Guidelines”), which include proxy voting policies and procedures that are designed, among other things, to ensure that proxies for the securities owned by clients for which BGO exercises voting authority and discretion are voted in the best interests of those clients in accordance with BGO’s fiduciary duties, Rule 206(4)-6 under the Investment Advisers Act of 1940 and other applicable law.

The Guidelines include principles (the “Principles”) that articulate corporate governance standards relating to the basic rights and equitable treatment of shareholders, the role of stakeholders (as established by law), disclosure and transparency on all material matters, and the responsibilities and accountability of the board of directors. The Principles are based upon the widely supported principles developed by the Organisation for Economic Cooperation and Development, which BGO believes are appropriate for most markets BGO recognizes, however, given the differences in national corporate and market regulation, one set of standards is unlikely to be appropriate for all of the markets in which it invests. Therefore, the Guidelines include as appendices detailed corporate governance standards for the United Kingdom, U.S., Emerging Markets, Europe and Japan and may include overseas corporate governance codes, where these are available and appropriate. In order to provide an indication of how the Principles should be interpreted in practice, the Guidelines include some “best practice” guidelines as to voting on specific issues (e.g., generally opposing new appointments that combine the role of chairman and chief executive, considering opposing the re-election of non-executive directors who are not independent if they are members of the audit or remuneration committees or if less than three or a minority of the board’s non-executive directors is independent).

BGO recognizes, however, that companies within particular markets operate under significantly differing conditions and for this reason it does not apply any of the principles, practices or standards included in the Guidelines rigidly. Rather, it applies them with care, giving due consideration to the specific circumstances of individual companies. In this way it takes a pragmatic and flexible approach to corporate governance, consistent with its overriding aim of looking after the long term financial interests of its clients.

BGO looks to have confidence in the quality and integrity of management. Consequently, its investment process involves keeping closely in touch with company management, learning how it plans to take the company’s business forward and seeking to understand its goals and attitude towards shareholders. BGO believes that such dialogue is important in selecting successful investments for its clients. Nevertheless, where the formal aspects of a company’s corporate governance fall short of the Guidelines and this is not fully supported by its circumstances, BGO encourages improvements in face to face meetings and, where appropriate, votes against management recommendations at general meetings. In general, BGO focuses on the issues it feels are most significant and where it can be most effective, including the alignment of management’s interests with those of shareholders, the effective operation of the board and its committees and the protection of shareholder rights.

Proxy Voting Administration

Baillie Gifford’s Corporate Governance Team develops and administers the Guidelines. The Corporate Governance Team sits alongside the investment teams and is supported by personnel dedicated to the voting of proxies. In evaluating each proxy, the Corporate Governance Team follows the Guidelines. It also considers third party analysis, Baillie Gifford’s own research and discussions with company management. If a proxy involves a non-routine matter, the Corporate Governance Team will consult with the appropriate investment team regarding the proposed vote.

Conflicts of Interest

BGO recognizes the importance of managing potential conflicts of interest that may exist when voting a proxy solicited by a company with whom Baillie Gifford has a material business or personal relationship. The Corporate Governance Team is responsible for monitoring possible material conflicts of interest with respect to proxy voting. Application of the Guidelines to vote proxies will in most instances adequately address any possible conflicts of interest. However, as noted above, BGO does not rigidly apply the Guidelines and proxies may relate to matters not specifically addressed in the Guidelines. For proxy votes that involve a potential conflict of interest, that are inconsistent with (or not covered by) the Guidelines but that are consistent with management’s recommendation, the Management Committee, which comprises six senior Baillie Gifford partners, will review the voting rationale, consider whether business relationships between Baillie Gifford and the company have influenced the proposed inconsistent vote and decide the course of action to be taken in the best interests of its clients.

If BGO invests on behalf of its advisory clients in pooled vehicles advised by Baillie Gifford (in-house pooled funds), it will provide such clients with the opportunity to direct how their units in these funds should be voted on non-routine matters.

Overseas Voting — Share Blocking

For clients that have delegated voting authority and discretion to BGO, BGO endeavors to vote all of their shares in all markets. However, it is difficult to vote in some overseas markets because of costly trading restrictions.

PART C. OTHER INFORMATION

Item 28.	Exhibits.

a(i).	Amended and Restated Agreement and Declaration of Trust of RS Investment Trust (the “Trust” or “Registrant”).(C)

a(ii).	Amendment to Amended and Restated Agreement and Declaration of Trust of Registrant.(C)

a(iii).	Amendment to Amended and Restated Agreement and Declaration of Trust of Registrant.(N)

b.	By-Laws of Registrant as amended through November 7, 2007.(N)

c(i).	Specimen Share Certificate.(A)

c(ii).	Portions of Amended and Restated Agreement and Declaration of Trust Relating to Shareholders’ Rights.(D)

c(iii).	Portions of By-Laws Relating to Shareholders’ Rights.(C)

d(i)(a).	Amended and Restated Investment Advisory Agreement between RS Investment Management Co. LLC and Registrant.(H)

d(i)(b).	Amended and Restated Annex A to Investment Advisory Agreement.(T)

d(ii)(a)(i).	Sub-Advisory, Sub-Administration and Accounting Services Agreement between RS Investment Management Co. LLC and Guardian Investor Services LLC.(G)

d(ii)(a)(ii).	Amendment to Sub-Advisory, Sub-Administration and Accounting Services Agreement.(W)

d(ii)(b)(i).	Sub-Advisory, Sub-Administration and Accounting Services Agreement between RS Investment Management Co. LLC and Guardian Baillie Gifford Limited.(H)

d(ii)(b)(ii).	Amended and Restated Annex A to Sub-Advisory, Sub-Administration and Accounting Services Agreement.(T)

d(ii)(c)(i).	Sub-Sub-Investment Advisory Agreement between Guardian Baillie Gifford Limited and Baillie Gifford Overseas Limited.(H)

d(ii)(c)(ii).	Amended and Restated Annex A to Sub-Sub-Investment Advisory Agreement.(T)

e(i).	Distribution Agreement with Guardian Investor Services LLC.(G)

e(ii).	Amended and Restated Annex A to Distribution Agreement.(T)

f.	Inapplicable.

g(i).	Master Custodian Agreement between Registrant, RS Variable Products Trust, and State Street Bank and Trust Company.(I)

g(ii).	Amendment to Master Custodian Agreement.(P)

g(iii).	Letter, dated May 1, 2011, to State Street Bank and Trust Company, as Custodian, relating to RS Global Growth Fund and RS China Fund (formerly RS Greater China Fund).(T)

h(i).	Transfer Agency and Services Agreement between Boston Financial Data Services and Registrant.(M)

h(ii)(a).	Administration Agreement between Registrant, RS Variable Products Trust, and State Street Bank and Trust Company.(J)

h(ii)(b).	Letter, dated December 31, 2009, to State Street Bank and Trust Company, as Administrator, relating to RS High Income Municipal Bond Fund (formerly RS High Yield Municipal Bond Fund), RS Floating Rate Fund, and RS Strategic Income Fund.(P)

h(ii)(c).	Letter, dated April 5, 2011, to State Street Bank and Trust Company, as Administrator, relating to RS Global Growth Fund and RS China Fund (formerly RS Greater China Fund).(T)

i.	Opinion and Consent of Ropes & Gray LLP.(previously filed)

j.	Consent of PricewaterhouseCoopers LLP.(filed herewith)

k.	Inapplicable.

l.	Letter of Understanding Relating to Initial Capital.(A, B)

m.	Amended and Restated Distribution Plan pursuant to Rule 12b-1.(S)

n.	18f-3 Plan.(V)

o.	Reserved

p(i).	Code of Ethics of RS Investment Management Co. LLC, the Trust and RS Variable Products Trust.(N)

p(ii)(a).	Code of Ethics of Guardian Investor Services LLC.(K)

p(ii)(b).	Code of Ethics for Principal Executive and Senior Financial Officers of the Guardian-Sponsored Mutual Funds of Guardian Investor Services LLC.(F)

p(iii).	Code of Ethics of Guardian Baillie Gifford Limited and Baillie Gifford Overseas Limited.(L)

q(i).	Powers of Attorney for the following Trustees of RS Investment Trust: Judson Bergman, Dennis M. Bushe, Kenneth R. Fitzsimmons Jr., Anne M. Goggin, Christopher C. Melvin Jr., Deanna M. Mulligan, and Gloria S. Nelund.(filed herewith)

q(ii).	Power of Attorney for the Treasurer and Principal Financial and Accounting Officer of RS Investment Trust: Glen M. Wong.(filed herewith)

q(iii).	Power of Attorney for Trustee of RS Investment Trust: Matthew H. Scanlan.(filed herewith)

Incorporated by a reference to like-numbered exhibits:

(A)	Previously filed as part of the Trust’s Registration Statement filed August 12, 1987.

(B)	Previously filed as part of the Post-Effective Amendment No. 19 to the Trust’s Registration Statement on July 5, 1994.

(C)	Previously filed as part of the Post-Effective Amendment No. 34 to the Trust’s Registration Statement on March 4, 1999.

(D)	Previously filed as part of the Post-Effective Amendment No. 50 to the Trust’s Registration Statement on September 30, 2005.

(E)	Previously filed as part of the Post-Effective Amendment No. 52 to the Trust’s Registration Statement on July 3, 2006.

(F)	Previously filed as part of the Post-Effective Amendment No. 56 to the Trust’s Registration Statement on September 28, 2006.

(G)	Previously filed as part of the Post-Effective Amendment No. 59 to the Trust’s Registration Statement on November 1, 2006.

(H)	Previously filed as part of the Post-Effective Amendment No. 64 to the Trust’s Registration Statement on March 2, 2007.

(I)	Previously filed as part of the Post-Effective Amendment No. 68 to the Trust’s Registration Statement on May 9, 2007.

(J)	Previously filed as part of the Post-Effective Amendment No. 69 to the Trust’s Registration Statement on July 23, 2007.

(K)	Previously filed as part of the Post-Effective Amendment No. 70 to the Trust’s Registration Statement on February 29, 2008.

(L)	Previously filed as part of the Post-Effective Amendment No. 71 to the Trust’s Registration Statement on May 1, 2008.

(M)	Previously filed as part of the Post-Effective Amendment No. 72 to the Trust’s Registration Statement on September 16, 2008.

(N)	Previously filed as part of the Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2009.

(O)	Previously filed as part of the Post-Effective Amendment No. 76 to the Trust’s Registration Statement on October 2, 2009.

(P)	Previously filed as part of the Post-Effective Amendment No. 78 to the Trust’s Registration Statement on December 23, 2009.

(Q)	Previously filed as part of the Post-Effective Amendment No. 82 to the Trust’s Registration Statement on August 17, 2010.

(R)	Previously filed as part of the Post-Effective Amendment No. 83 to the Trust’s Registration Statement on February 15, 2011.

(S)	Previously filed as part of the Post-Effective Amendment No. 84 to the Trust’s Registration Statement on March 2, 2011.

(T)	Previously filed as part of the Post-Effective Amendment No. 85 to the Trust’s Registration Statement on April 29, 2011.

(U)	Previously filed as part of the Post-Effective Amendment No. 86 to the Trust’s Registration Statement on April 29, 2011.

(V)	Previously filed as part of the Post-Effective Amendment No. 89 to the Trust’s Registration Statement on April 27, 2012.

(W)	Previously filed as part of the Post-Effective Amendment No. 100 to the Trust’s Registration Statement on March 1, 2013.

Item 29.	Persons Controlled By or Under Common Control With Registrant.

RS Investment Management Co. LLC (“RS Investments”) is the investment adviser for each of the series of the Registrant. Guardian Investor Services LLC (“GIS”) owns a majority of the outstanding interests in RS Investments. GIS is a subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”), a New York mutual insurance company. The following list sets forth the persons directly controlled by Guardian Life as of March 31, 2013. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

Name	State of Incorporation or Organization	Percentage of Voting Securities Owned
The Guardian Insurance & Annuity Company, Inc.	Delaware	100%
Guardian Baillie Gifford Limited	Scotland	51%
Park Avenue Securities LLC	Delaware	100%

Guardian Investor Services LLC	Delaware	100%
RS Investment Management Co. LLC	Delaware	87.54%

Berkshire Life Insurance Company of America	Massachusetts	100%
Berkshire Acquisition LLC	Delaware	100%

Park Avenue Life Insurance Company	Delaware	100%
Family Service Life Insurance Company	Texas	100%
Sentinel American Life Insurance Company	Texas	100%

Managed Dental Care	California	100%

Guardian Quincy, LLC	Delaware	100%

Guardian CapCo, LLC	Delaware	100%
Lowe Capital Partners, LLC	Delaware	80%

Guardian LEIM, LLC	Delaware	100%
Lowe Enterprises Investment Management, LLC	Delaware	50%

Guardian Ledges, LLC	Delaware	100%

Guardian Wakefield LLC	Delaware	100%

Guardian LCP Hospitality Finance LLC	Delaware	100%

Guardian LCP Hospitality I LLC	Delaware	100%

Guardian Bentley, LLC	Delaware	100%

Guardian Distributors, LLC	Delaware	100%

First Commonwealth, Inc.	Delaware	100%
First Commonwealth Limited Health Services Corporation	Illinois	100%

First Commonwealth of Illinois, Inc.	Illinois	100%
First Commonwealth of Missouri, Inc.	Missouri	100%
First Commonwealth Limited Health Service Corporation of Michigan	Michigan	100%
First Commonwealth Insurance Company	Illinois	100%
Reed Group, Ltd.	Colorado	100%

Managed DentalGuard, Inc.	Ohio	100%

Managed DentalGuard, Inc.	New Jersey	100%

Managed DentalGuard, Inc.	Texas	100%

Innovative Underwriters, Inc.	New Jersey	100%

Hanover Acquisition LLC	Delaware	100%

Hanover Acquisition II LLC	Delaware	100%

Hanover Acquisition 3 LLC	Delaware	100%

Hanover Goodyear LLC	Delaware	100%

eMoney Advisor Holdings, LLC	Delaware	74.46%
eMoney Advisor, LLC	Delaware	74.46%

RS Global Growth Fund	Massachusetts	87.56%

RS China Fund	Massachusetts	96.72%

RS High Yield Fund	Massachusetts	47.37%

RS Strategic Income Fund	Massachusetts	47.56%

RS High Yield VIP Series	Massachusetts	27.28%

Item 30.	Indemnification.

Under the terms of Registrant’s By-Laws, Article VI, Registrant is required, subject to certain exceptions and limitations, to indemnify and insure its trustees, officers, employees, agents and other persons who may be indemnified by Registrant under the Investment Company Act of 1940 (the “1940 Act”).

The Registrant, at its expense, provides liability insurance for the benefit of its Trustees and officers. In addition, pursuant to the terms of Guardian Life’s By-Laws, Ms. Mulligan is entitled to indemnification, subject to certain exceptions and limitations, from Guardian Life in respect of any action, suit, or proceeding involving her service as a trustee of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Trust’s By-laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.

Item 31.	Business and Other Connections of Investment Adviser.

RS Investment Management Co. LLC

Information about the managing directors of RS Investments is set forth in Parts A and B herein, except as set forth below. The principal business address of each individual in his or her capacity as director of RS Investments is c/o RS Investments, 388 Market Street, 17th Floor, San Francisco, CA 94111.

Name	Position with RS Investments	Other Substantial Business, Profession, Vocation or Employment
Deborah L. Duncan	Director	Executive Vice President and Chief Financial Officer, Fremont Group.

Robert R. Johnson	Director	Full Professor of Finance, Creighton University; Senior Managing Director, CFA Institute (until October 2011).

Guardian Investor Services LLC

GIS serves as investment sub-adviser for each of RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS Money Market Fund, RS High Yield Municipal Bond Fund, RS Floating Rate Fund, and RS Strategic Income Fund. GIS is responsible for the day-to-day management of the eight Funds, which includes buying and selling securities, choosing brokers and negotiating commissions. GIS is also the manager of Gabelli Capital Asset Fund. GIS is a Delaware limited liability company and is a subsidiary of Guardian Life. GIS is located at 7 Hanover Square, New York, New York 10004. GIS is the underwriter and distributor of each of the Funds’ shares and of variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (“GIAC”) through certain of its separate accounts. These separate accounts are all unit investment trusts registered under the 1940 Act, as amended.

GIS owns a majority of the ownership interest in RS Investments.

A list of GIS’ officers and directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant. Except where otherwise noted, the principal business address of each company is 7 Hanover Square, New York, New York 10004.

Name	Position(s) with GIS	Other Substantial Business, Profession, Vocation or Employment
Robert E. Broatch	Manager	Executive Vice President, Chief Financial Officer, Risk & Operational Excellence and Director, The Guardian Life Insurance Company of America; Director, The Guardian Insurance & Annuity Company, Inc.; Director, Berkshire Life Insurance Company of America; Director, Park Avenue Life Insurance Company; Director, Family Service Life Insurance Company; Director, Sentinel American Life Insurance Company; Manager, Park Avenue Securities LLC.; Director, RS Investment Management Co. LLC; Director eMoney Advisor Holdings, LLC.

Michael B. Cefole	Manager	Senior Vice President and Profit Center Officer, Retirement Solutions, The Guardian Life Insurance Company of America; Senior Vice President, Profit Center Officer, Retirement Solutions, The Guardian Insurance & Annuity Company, Inc.; President and Director, The Guardian Insurance & Annuity Company, Inc.; Manager, Park Avenue Securities LLC.

Michael N. Ferik	Manager	Senior Vice President, Individual Life, The Guardian Life Insurance Company of America; Director, Family Service Life Insurance Company; Director, Sentinel American Life Insurance Company; Director, Berkshire Life Insurance Company of America; Director, Park Avenue Life Insurance Company; Director, Innovative Underwriters, Inc.

Donald P. Sullivan, Jr.	President	Manager, Park Avenue Securities LLC; Senior Vice President, Agency Distribution & PAS, The Guardian Life Insurance Company of America; Director, Innovative Underwriters, Inc.; Director, eMoney Advisor Holdings, LLC; Director, The Guardian Insurance & Annuity Company, Inc.

Michael J. Bessel	Managing Director and Chief Compliance Officer, Investments	Managing Director and Chief Compliance Officer, Investments, The Guardian Life Insurance Company of America; Managing Director and Chief Compliance Officer for Investments, Berkshire Life Insurance Company of America.

John H. Walter	Senior Vice President and Chief Financial Officer	Vice President and Director of Finance, The Guardian Insurance & Annuity Company, Inc.; Vice President and Director of Finance, Retirement Solutions, The Guardian Life Insurance Company of America.

Richard T. Potter, Jr.	Senior Vice President and Counsel	Vice President and Equity Counsel, The Guardian Life Insurance Company of America; Senior Vice President and Counsel, The Guardian Insurance and Annuity Company, Inc.; Vice President and Counsel, Park Avenue Securities LLC.

Thomas G. Sorell	Executive Vice President and Chief Investment Officer	Executive Vice President and Chief Investment Officer, The Guardian Life Insurance Company of America; Executive Vice President and Chief Investment Officer, The Guardian Insurance and Annuity Company, Inc.; Director, Guardian Baillie Gifford, Ltd.; Executive Vice President and Chief Investment Officer, Family Service Life Insurance Company; Executive Vice President and Chief

Investment Officer, Park Avenue Life Insurance Company; Executive Vice President and Chief Investment Officer, Sentinel American Life Insurance Company; Director, RS Investment Management Co. LLC; Executive Vice President and Chief Investment Officer, Berkshire Life Insurance Company of America.

Barry L. Belfer	Senior Vice President and Treasurer	Senior Vice President and Treasurer, The Guardian Life Insurance Company of America; Senior Vice President and Treasurer, Berkshire Life Insurance Company of America; Treasurer, Innovative Underwriters, Inc.; Treasurer, Park Avenue Life Insurance Company; Treasurer, Family Service Life Insurance Company; Treasurer, Sentinel American Life Insurance Company; Senior Vice President and Treasurer, The Guardian Insurance & Annuity Company, Inc.

Tracy L. Rich	Executive Vice President, General Counsel and Corporate Secretary	Executive Vice President, General Counsel and Corporate Secretary, The Guardian Life Insurance Company of America; Executive Vice President, General Counsel and Corporate Secretary, The Guardian Insurance & Annuity Company, Inc.; Secretary, First Commonwealth, Inc. and its subsidiaries; Secretary, Park Avenue Life Insurance Company; Secretary, Family Service Life Insurance Company; Secretary, Sentinel American Life Insurance Company; Executive Vice President, General Counsel and Corporate Secretary, Park Avenue Securities LLC; Asst. Secretary, Managed Dental Care; Asst. Secretary, Managed DentalGuard, Inc. (New Jersey); Asst. Secretary, Managed DentalGuard, Inc. (Texas); Asst. Secretary, Innovative Underwriters, Inc., Assistant Secretary, Berkshire Life Insurance Company of America; Assistant Secretary, eMoney Advisor Holdings, LLC.

Philip Eichinger	Senior Vice President and National Sales Manager of Mutual Funds

Guardian Baillie Gifford Limited

Guardian Baillie Gifford Limited (“GBG”) serves as the investment sub-adviser for RS Global Growth Fund and RS International Growth Fund. GBG is an investment management company based in Edinburgh,

Scotland. Baillie Gifford Overseas Limited (“BG Overseas”) is responsible for the day-to-day investment management of the two Funds. GIAC owns 51% of GBG, and the remaining 49% is owned by BG Overseas. GBG is regulated by the Financial Services Authority, an independent regulator of investment advisory firms. GBG is located at Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland. A list of GBG’s executive officers and directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant.

Name	Position with GBG	Other Substantial Business, Profession, Vocation or Employment
Charles E.P. Plowden	Director	Partner and Chief of Investment Staff: Baillie Gifford & Co.

Thomas G. Sorell	Director

Executive Vice President and Chief Investment Officer, The Guardian Life Insurance Company of America since 2003;

Executive Vice President and Chief Investment Officer, The Guardian Insurance and Annuity Company, Inc.;

Executive Vice President and Chief Investment Officer, Family Service Life Insurance Company;

Executive Vice President and Chief Investment Officer, Park Avenue Life Insurance Company;

Executive Vice President and Chief Investment Officer, Sentinel American Life Insurance Company;

Director, RS Investments.

Tim Campbell	Chief Executive	Director and Partner: Baillie Gifford & Co.; Manager: Baillie Gifford International LLC.

John Carnegie	Director	Director: Baillie Gifford & Co.

Deanna Mulligan	Chair

President and CEO, The Guardian Life Insurance Company of America, an insurance company (“Guardian”) (July 2008);

Chairman of the board of directors of RS Investments since July 2011; President, DMM Management Solutions LLC, a life insurance consultancy (March 2007 – July 2008);

Senior Vice President, Life & Annuity, New York Life Insurance Company (June 2006 – March 2007).

D. Scott Dolfi	Director

Chief Operating Officer, The Guardian Life Insurance Company of America;

President, The Guardian Insurance & Annuity Company, Inc.;

Director, Berkshire Life Insurance Company of America;

Director, First Commonwealth Family of Companies; Manager, Guardian

Investor Services LLC;

Manager, Park Avenue Securities LLC;

Director, RS Investment Management Co. LLC;

Director, Park Avenue Life Insurance Company;

Director, Family Service Life Insurance Company;

Director, Sentinel American Life Insurance Company.

David Salter	Director	Partner, Baillie Gifford & Co.

Baillie Gifford Overseas Limited

BG Overseas serves as the sub-sub-adviser for RS Global Growth Fund and RS International Growth Fund. BG Overseas is responsible for the day-to-day investment management of the two Funds, which includes buying and selling securities, choosing brokers and negotiating commissions. BG Overseas is wholly owned by a Scottish investment company, Baillie Gifford & Co. Founded in 1908, Baillie Gifford & Co. manages money for institutional clients primarily within the United Kingdom. It is one of the largest independently owned investment management firms in the U.K. BG Overseas and Baillie Gifford & Co. are located at Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland.

A list of BG Overseas’ directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant. Except where otherwise noted, the principal business address of each individual in his capacity as director of BG Overseas is 1 Greenside Row, Edinburgh, EH1 3AN, Scotland.

Name	Position with BG Overseas	Other Substantial Business, Profession, Vocation or Employment
Tim Campbell	Director	Director and Partner: Baillie Gifford & Co.* Director & Chief Executive Officer: Baillie Gifford Overseas Limited Manager: Baillie Gifford International LLC.

Kathrin Hamilton	Director	Manager: Baillie Gifford International LLC. Partner: Baillie Gifford & Co.

Andrew J. Telfer	Director

Partner and Chief Executive Officer: Baillie Gifford & Co.

Director: Mitsubishi UFJ Baillie Gifford Asset Management Limited

Director: Baillie Gifford & Co. Limited

Manager: Baillie Gifford International LLC

T. Scott Nisbet	Director	Partner: Baillie Gifford & Co.

Peter C. Hadden	Chairman and Chief Executive Officer	Partner: Baillie Gifford & Co. Trustee, Chairman of the Board, and President: Baillie Gifford Funds Inc. (US Mutual Funds) Manager/Chief Executive Officer/Chair: Baillie Gifford International LLC

D.K. Jackson	Director	Director: Baillie Gifford & Co.

William Sutcliffe	Director	Partner: Baillie Gifford & Co.

Anthony Tait	Director	Partner: Baillie Gifford & Co. Chairman: Baillie Gifford Life Limited

David Henderson	Director	Director: Mitsubishi UFJ Baillie Gifford Asset Management Limited

David Salter	Director	Partner: Baillie Gifford & Co. Director: Guardian Baillie Gifford Limited

Nick Thomas	Director	Partner: Baillie Gifford & Co.

For information as to any other business, vocation or employment of a substantial nature in which RS Investments, GIS, GBG, or BG Overseas or each of their officers and directors are or have been engaged for his, her, or its own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, reference is made to the Form ADV filed by each of them under the Investment Advisers Act of 1940, as amended, which are available on the Internet at www.sec.gov.

Item 32.	Principal Underwriter.

GIS is the principal underwriter with respect to each series of the Registrant. The following is the relevant information for GIS.

(a) GIS is the principal underwriter and distributor of each of the twenty-three series funds comprising RS Investment Trust. In addition, GIS is the distributor of variable annuities and variable life insurance policies issued by GIAC through certain of its separate accounts. These separate accounts are registered as unit investment trusts under the 1940 Act and buy and sell shares of RS Variable Products Trust on behalf of GIAC’s variable contract owners.

(b) The principal business address of the officers and managers of GIS listed below is 7 Hanover Square, New York, New York 10004.

Name	Position(s) with Underwriter	Position(s) with Registrant
Robert E. Broatch	Manager	None

Michael B. Cefole	Manager	None

D. Scott Dolfi	Manager	None

Donald P. Sullivan, Jr.	President	None

Thomas G. Sorell	Executive Vice President and Chief Investment Officer	None

Richard T. Potter, Jr.	Senior Vice President and Counsel	None

John H. Walter	Senior Vice President, Equity Financial Management & Control	None

Barry L. Belfer	Senior Vice President and Treasurer	None

Michael J. Bessel	Managing Director and Chief Compliance Officer	None

Tracy L. Rich	Executive Vice President, General Counsel and Corporate Secretary	None

Philip Eichinger	Senior Vice President and National Sales Manager of Mutual Funds	None

(c) Not Applicable.

Item 33.	Location of Accounts and Records.

Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the custodian and the transfer agent for the Registrant, Boston Financial Data Services, Inc., 330 West 9th Street, Kansas City, Missouri 64105. The Registrant’s corporate records are maintained by the Registrant at its offices, 388 Market Street, San Francisco, CA 94111.

Item 34.	Management Services.

Not applicable.

Item 35.	Undertakings.

The Registrant has made the following undertakings which are still applicable:

(a)	Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant’s Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant’s outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

(b)	Registrant has undertaken to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders when available, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant, RS Investment Trust, certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 103 under the Securities Act and Amendment No. 105 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California, on the 30th day of April, 2013.

RS Investment Trust

By:	/s/ MATTHEW H. SCANLAN
Matthew H. Scanlan
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 103 to the Registration Statement on Form N-1A of RS Investment Trust has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ MATTHEW H. SCANLAN Matthew H. Scanlan	Trustee, President and Principal Executive Officer	April 30, 2013

GLEN M. WONG* Glen M. Wong	Treasurer and Principal Financial and Accounting Officer	April 30, 2013

JUDSON BERGMAN* Judson Bergman	Trustee	April 30, 2013

DENNIS M. BUSHE* Dennis M. Bushe	Trustee	April 30, 2013

KENNETH R. FITZSIMMONS JR.* Kenneth R. Fitzsimmons Jr.	Trustee	April 30, 2013

ANNE M. GOGGIN* Anne M. Goggin	Trustee	April 30, 2013

CHRISTOPHER C. MELVIN JR.* Christopher C. Melvin Jr.	Trustee	April 30, 2013

DEANNA M. MULLIGAN* Deanna M. Mulligan	Trustee	April 30, 2013

GLORIA S. NELUND* Gloria S. Nelund	Trustee	April 30, 2013

* By:	/s/ NINA GUPTA
Nina Gupta
Attorney-in-Fact pursuant to the powers of attorney previously filed or filed herewith

EXHIBIT INDEX

RS INVESTMENT TRUST

EXHIBIT NO.	TITLE OF EXHIBIT

j.	Consent of PricewaterhouseCoopers LLP.

q(i).	Powers of Attorney for the following Trustees of RS Investment Trust: Judson Bergman, Dennis M. Bushe, Kenneth R. Fitzsimmons Jr., Anne M. Goggin, Christopher C. Melvin Jr., Deanna M. Mulligan, and Gloria S. Nelund.

q(ii).	Power of Attorney for the Treasurer and Principal Financial and Accounting Officer of RS Investment Trust: Glen M. Wong.

q(iii).	Power of Attorney for Trustee of RS Investment Trust: Matthew H. Scanlan.